UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09689
Wells Fargo Master Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: February 28, 2010
Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Corporate Bonds and Notes: 21.88%
Consumer Discretionary: 1.85%
Auto Components: 0.02%
$100,000	Borgwarner Incorporated	4.63%	09/15/2020	$102,648
250,000	Johnson Controls Incorporated	4.88	09/15/2013	270,800
100,000	Johnson Controls Incorporated	5.00	03/30/2020	109,672
250,000	Johnson Controls Incorporated	5.50	01/15/2016	279,935

				763,055

Automobiles: 0.06%
830,000	Daimler Finance NA LLC	6.50	11/15/2013	948,287
500,000	Daimler Finance NA LLC	7.30	01/15/2012	534,406
425,000	Daimler Finance NA LLC	8.50	01/18/2031	572,620

				2,055,313

Diversified Consumer Services: 0.06%
500,000	Board of Trustees of The Leland Stanford Junior University, Stanford University	4.75	05/01/2019	551,315
100,000	Cornell University	5.45	02/01/2019	114,442
75,000	Dartmouth College	4.75	06/01/2019	82,765
250,000	Johns Hopkins University	5.25	07/01/2019	284,553
500,000	Princeton University	5.70	03/01/2039	564,115
250,000	Vanderbilt University	5.25	04/01/2019	285,428
325,000	Yale University	2.90	10/15/2014	341,739

				2,224,357

Hotels, Restaurants & Leisure: 0.12%
250,000	Darden Restaurants Incorporated	5.63	10/15/2012	268,836
105,000	Darden Restaurants Incorporated	6.20	10/15/2017	119,531
20,000	Darden Restaurants Incorporated	6.80	10/15/2037	22,006
250,000	International Game Technology	5.50	06/15/2020	260,537
425,000	Marriott International	5.81	11/10/2015	472,226
100,000	Marriott International Series J	5.63	02/15/2013	107,782
100,000	McDonald’s Corporation	5.80	10/15/2017	117,867
300,000	McDonald’s Corporation	6.30	10/15/2037	357,784
400,000	McDonald’s Corporation Series MTN	4.30	03/01/2013	430,935
400,000	McDonald’s Corporation Series MTN	5.35	03/01/2018	460,852
600,000	McDonald’s Corporation Series MTN	6.30	03/01/2038	713,300
250,000	Yum! Brands Incorporated	5.30	09/15/2019	273,856
350,000	Yum! Brands Incorporated	6.25	03/15/2018	406,502
50,000	Yum! Brands Incorporated	6.88	11/15/2037	57,280

				4,069,294

Household Durables: 0.06%
300,000	Fortune Brands Incorporated	3.00	06/01/2012	306,130
200,000	Fortune Brands Incorporated	5.38	01/15/2016	208,836
250,000	Fortune Brands Incorporated	6.38	06/15/2014	271,197
65,000	MDC Holdings Incorporated	5.38	07/01/2015	66,490
200,000	Newell Rubbermaid Incorporated	4.70	08/15/2020	204,868
200,000	Newell Rubbermaid Incorporated	5.50	04/15/2013	216,426
165,000	Newell Rubbermaid Incorporated	6.25	04/15/2018	186,828
115,000	Whirlpool Corporation	8.00	05/01/2012	124,700
320,000	Whirlpool Corporation	8.60	05/01/2014	376,052

				1,961,527

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Internet & Catalog Retail: 0.01%
$400,000	Expedia Incorporated	5.95%	08/15/2020	$405,000

Leisure Equipment & Products: 0.02%
300,000	Hasbro Incorporated	6.13	05/15/2014	329,928
155,000	Hasbro Incorporated	6.35	03/15/2040	156,843
100,000	Mattel Incorporated	4.35	10/01/2020	99,678
100,000	Mattel Incorporated	6.20	10/01/2040	97,340

				683,789

Media: 1.16%
180,000	CBS Corporation	4.63	05/15/2018	183,708
300,000	CBS Corporation	7.88	07/30/2030	350,178
500,000	CBS Corporation	8.88	05/15/2019	642,563
100,000	Comcast Corporation	4.95	06/15/2016	110,286
500,000	Comcast Corporation	5.15	03/01/2020	538,232
800,000	Comcast Corporation	5.30	01/15/2014	882,607
1,000,000	Comcast Corporation	5.70	07/01/2019	1,122,763
500,000	Comcast Corporation	5.85	11/15/2015	574,436
75,000	Comcast Corporation	5.88	02/15/2018	85,351
475,000	Comcast Corporation	5.90	03/15/2016	544,490
500,000	Comcast Corporation	6.30	11/15/2017	589,242
500,000	Comcast Corporation	6.40	03/01/2040	534,286
900,000	Comcast Corporation	6.45	03/15/2037	968,880
550,000	Comcast Corporation	6.50	11/15/2035	593,252
650,000	Comcast Corporation	6.55	07/01/2039	705,695
400,000	Comcast Corporation	6.95	08/15/2037	455,830
365,000	Comcast Corporation	8.38	03/15/2013	419,652
500,000	Cox Communications Incorporated	4.63	06/01/2013	538,235
180,000	Cox Communications Incorporated	5.45	12/15/2014	201,278
300,000	Cox Communications Incorporated	7.13	10/01/2012	331,009
285,000	DIRECTV Holdings LLC	3.55	03/15/2015	294,343
500,000	DIRECTV Holdings LLC	4.75	10/01/2014	540,560
330,000	DIRECTV Holdings LLC	5.20	03/15/2020	348,760
500,000	DIRECTV Holdings LLC	5.88	10/01/2019	556,336
145,000	DIRECTV Holdings LLC	6.35	03/15/2040	150,836
620,000	DIRECTV Holdings LLC	7.63	05/15/2016	691,300
350,000	DIRECTV Incorporated	4.60	02/15/2021	351,252
400,000	DIRECTV Incorporated	6.00	08/15/2040	396,996
250,000	Discovery Communications	3.70	06/01/2015	263,114
500,000	Discovery Communications	5.05	06/01/2020	544,019
250,000	Discovery Communications	6.35	06/01/2040	273,074
800,000	Historic TW Incorporated	6.63	05/15/2029	890,200
250,000	McGraw-Hill Company Incorporated	5.90	11/15/2017	278,968
800,000	NBC Universal Incorporated	3.65	04/30/2015	837,822
1,500,000	NBC Universal Incorporated	4.38	04/01/2021	1,505,502
500,000	NBC Universal Incorporated	6.40	04/30/2040	533,215
180,000	News America Incorporated	5.30	12/15/2014	202,322
750,000	News America Incorporated	6.40	12/15/2035	811,149
600,000	News America Incorporated	6.65	11/15/2037	669,071
800,000	News America Incorporated	6.90	03/01/2019	990,534
500,000	News America Incorporated	6.90	08/15/2039	571,766
250,000	News America Incorporated	8.15	10/17/2036	309,335
90,000	Omnicom Group Incorporated	4.45	08/15/2020	91,127
650,000	Omnicom Group Incorporated	6.25	07/15/2019	752,597
65,000	Reed Elsevier Capital Incorporated	4.63	06/15/2012	67,837
500,000	Reed Elsevier Capital Incorporated	8.63	01/15/2019	651,209
350,000	TCI Communications Incorporated	7.13	02/15/2028	383,903
134,000	Thompson Reuters Corporation	5.85	04/15/2040	140,301
250,000	Time Warner Cable Incorporated	3.50	02/01/2015	261,601
535,000	Time Warner Cable Incorporated	5.00	02/01/2020	563,288
850,000	Time Warner Cable Incorporated	5.40	07/02/2012	905,290
150,000	Time Warner Cable Incorporated	5.85	05/01/2017	171,330
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Media (continued)
$600,000	Time Warner Cable Incorporated	6.20%	07/01/2013	$671,798
250,000	Time Warner Cable Incorporated	6.55	05/01/2037	269,344
1,000,000	Time Warner Cable Incorporated	6.75	07/01/2018	1,187,190
500,000	Time Warner Cable Incorporated	6.75	06/15/2039	552,824
800,000	Time Warner Cable Incorporated	7.30	07/01/2038	940,055
150,000	Time Warner Cable Incorporated	7.50	04/01/2014	174,566
150,000	Time Warner Cable Incorporated	8.25	02/14/2014	177,132
650,000	Time Warner Cable Incorporated	8.25	04/01/2019	827,284
204,000	Time Warner Cable Incorporated	8.75	02/14/2019	265,395
250,000	Time Warner Companies Incorporated	7.57	02/01/2024	309,604
150,000	Time Warner Entertainment Company LP	8.38	07/15/2033	189,940
500,000	Time Warner Incorporated	4.88	03/15/2020	537,435
1,000,000	Time Warner Incorporated	5.88	11/15/2016	1,151,875
300,000	Time Warner Incorporated	6.20	03/15/2040	320,583
252,000	Time Warner Incorporated	6.50	11/15/2036	276,803
500,000	Time Warner Incorporated	6.88	05/01/2012	540,602
825,000	Time Warner Incorporated	7.63	04/15/2031	998,549
300,000	Time Warner Incorporated	7.70	05/01/2032	366,655
150,000	Viacom Incorporated	4.38	09/15/2014	160,632
200,000	Viacom Incorporated	5.50	05/15/2033	184,737
150,000	Viacom Incorporated	5.63	09/15/2019	172,021
250,000	Viacom Incorporated	6.13	10/05/2017	290,666
480,000	Viacom Incorporated	6.25	04/30/2016	560,645
50,000	Viacom Incorporated	6.75	10/05/2037	56,986
480,000	Viacom Incorporated	6.88	04/30/2036	549,943
700,000	Walt Disney Company	4.50	12/15/2013	772,169
500,000	Walt Disney Company	5.50	03/15/2019	588,361
180,000	Walt Disney Company	6.38	03/01/2012	192,388
75,000	Walt Disney Company	7.00	03/01/2032	94,542
250,000	Walt Disney Company Series MTN	5.63	09/15/2016	296,791

				40,048,445

Multiline Retail: 0.15%
65,000	Kohl’s Corporation	6.00	01/15/2033	68,100
500,000	Kohl’s Corporation	6.25	12/15/2017	590,368
135,000	Nordstrom Incorporated	4.75	05/01/2020	141,898
500,000	Nordstrom Incorporated	6.25	01/15/2018	573,228
60,000	Nordstrom Incorporated	6.75	06/01/2014	68,824
350,000	Target Corporation	5.38	05/01/2017	399,141
1,000,000	Target Corporation	5.88	03/01/2012	1,057,886
300,000	Target Corporation	5.88	07/15/2016	355,990
500,000	Target Corporation	6.00	01/15/2018	593,318
400,000	Target Corporation	6.50	10/15/2037	476,182
150,000	Target Corporation	7.00	07/15/2031	181,899
500,000	Target Corporation	7.00	01/15/2038	629,798

				5,136,632

Specialty Retail: 0.18%
150,000	Autozone Incorporated	5.75	01/15/2015	168,142
450,000	Autozone Incorporated	6.50	01/15/2014	510,102
200,000	Home Depot Incorporated	3.95	09/15/2020	202,585
550,000	Home Depot Incorporated	5.25	12/16/2013	608,073
680,000	Home Depot Incorporated	5.40	03/01/2016	776,682
200,000	Home Depot Incorporated	5.40	09/15/2040	197,644
1,000,000	Home Depot Incorporated	5.88	12/16/2036	1,047,284
400,000	Lowe’s Companies Incorporated	4.63	04/15/2020	435,868
400,000	Lowe’s Companies Incorporated	5.00	10/15/2015	454,728
110,000	Lowe’s Companies Incorporated	5.80	04/15/2040	118,308
75,000	Lowe’s Companies Incorporated	6.50	03/15/2029	86,255
350,000	Lowe’s Companies Incorporated	6.65	09/15/2037	415,455
500,000	Staples Incorporated	9.75	01/15/2014	613,544
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Specialty Retail (continued)
$250,000	TJX Companies Incorporated	4.20%	08/15/2015	$274,300
85,000	TJX Companies Incorporated	6.95	04/15/2019	106,950

				6,015,920

Textiles, Apparel & Luxury Goods: 0.01%
50,000	Cintas Corporation	6.15	08/15/2036	55,697
100,000	VF Corporation	5.95	11/01/2017	114,982
150,000	VF Corporation	6.45	11/01/2037	171,737

				342,416

Consumer Staples: 1.97%
Beverages: 0.44%
180,000	Anheuser-Busch Companies Incorporated	4.38	01/15/2013	191,146
200,000	Anheuser-Busch Companies Incorporated	5.50	01/15/2018	224,801
50,000	Anheuser-Busch Companies Incorporated	5.60	03/01/2017	57,281
250,000	Anheuser-Busch Companies Incorporated	5.75	04/01/2036	267,016
750,000	Anheuser-Busch InBev Worldwide Incorporated	3.00	10/15/2012	776,745
625,000	Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	670,308
500,000	Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	546,481
900,000	Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	1,007,584
750,000	Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	878,879
500,000	Bottling Group LLC	5.00	11/15/2013	556,608
150,000	Brown-Forman Corporation	5.20	04/01/2012	157,937
150,000	Coca Cola Company	0.75	11/15/2013	148,871
200,000	Coca Cola Company	1.50	11/15/2015	195,679
1,010,000	Coca Cola Company	3.15	11/15/2020	981,329
300,000	Coca Cola Company	3.63	03/15/2014	321,833
150,000	Coca-Cola Company	4.88	03/15/2019	170,016
750,000	Coca-Cola Company	5.35	11/15/2017	873,356
500,000	Coca-Cola Enterprises Incorporated	3.50	09/15/2020	487,419
100,000	Coca-Cola Enterprises Incorporated	5.00	08/15/2013	110,560
500,000	Coca-Cola Enterprises Incorporated	7.38	03/03/2014	594,452
250,000	Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	255,665
400,000	Dr Pepper Snapple Group Incorporated	6.82	05/01/2018	482,942
100,000	Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	128,285
150,000	Grand Metropolitan Investment Corporation	7.45	04/15/2035	190,086
500,000	Pepsi Americas Incorporated	4.38	02/15/2014	545,517
100,000	Pepsi Bottling Group Incorporated Series B	7.00	03/01/2029	126,532
200,000	PepsiCo Incorporated	3.10	01/15/2015	211,248
1,000,000	PepsiCo Incorporated	3.13	11/01/2020	971,377
500,000	PepsiCo Incorporated	3.75	03/01/2014	536,890
200,000	PepsiCo Incorporated	4.50	01/15/2020	217,565
750,000	PepsiCo Incorporated	5.00	06/01/2018	848,046
600,000	PepsiCo Incorporated	5.50	01/15/2040	642,709
500,000	PepsiCo Incorporated	7.90	11/01/2018	661,396

				15,036,559

Food & Staples Retailing: 0.56%
300,000	Ahold Finance USA LLC	6.88	05/01/2029	339,848
100,000	Costco Wholesale Corporation	5.30	03/15/2012	105,718
400,000	Costco Wholesale Corporation	5.50	03/15/2017	467,918
250,000	CVS Caremark Corporation	3.25	05/18/2015	259,362
250,000	CVS Caremark Corporation	4.75	05/18/2020	269,543
400,000	CVS Caremark Corporation	5.75	06/01/2017	456,970
250,000	CVS Caremark Corporation	6.13	08/15/2016	291,970
500,000	CVS Caremark Corporation	6.13	09/15/2039	544,848
65,000	CVS Caremark Corporation	6.25	06/01/2027	72,497
500,000	CVS Caremark Corporation	6.30	06/01/2037	474,375
500,000	CVS Caremark Corporation	6.60	03/15/2019	603,792
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Food & Staples Retailing (continued)
$500,000	Delhaize America Incorporated	9.00%	04/15/2031	$682,265
150,000	Kroger Company	3.90	10/01/2015	161,402
100,000	Kroger Company	4.95	01/15/2015	110,308
200,000	Kroger Company	5.50	02/01/2013	217,567
800,000	Kroger Company	6.15	01/15/2020	928,949
350,000	Kroger Company	6.75	04/15/2012	375,808
250,000	Kroger Company	7.50	01/15/2014	293,717
75,000	Kroger Company	7.50	04/01/2031	92,788
750,000	Safeway Incorporated	5.00	08/15/2019	800,395
89,000	Safeway Incorporated	5.80	08/15/2012	96,400
500,000	Safeway Incorporated	6.25	03/15/2014	564,684
75,000	Safeway Incorporated	7.25	02/01/2031	87,115
500,000	Starbucks Corporation	6.25	08/15/2017	572,404
250,000	Sysco Corporation	4.20	02/12/2013	267,361
200,000	Sysco Corporation	6.63	03/17/2039	250,686
1,250,000	Wal-Mart Stores Incorporated	2.25	07/08/2015	1,271,068
150,000	Wal-Mart Stores Incorporated	2.88	04/01/2015	157,344
1,100,000	Wal-Mart Stores Incorporated	3.63	07/08/2020	1,103,758
1,380,000	Wal-Mart Stores Incorporated	4.55	05/01/2013	1,500,318
600,000	Wal-Mart Stores Incorporated	4.88	07/08/2040	581,244
825,000	Wal-Mart Stores Incorporated	5.25	09/01/2035	850,127
700,000	Wal-Mart Stores Incorporated	5.80	02/15/2018	824,075
100,000	Wal-Mart Stores Incorporated	5.88	04/05/2027	113,125
1,000,000	Wal-Mart Stores Incorporated	6.20	04/15/2038	1,159,614
650,000	Wal-Mart Stores Incorporated	6.50	08/15/2037	779,706
500,000	Wal-Mart Stores Incorporated	7.55	02/15/2030	648,804
500,000	Walgreen Company	4.88	08/01/2013	551,708
250,000	Walgreen Company	5.25	01/15/2019	287,528

				19,217,109

Food Products: 0.48%
350,000	Archer-Daniels-Midland Company	5.38	09/15/2035	365,444
100,000	Archer-Daniels-Midland Company	5.45	03/15/2018	114,720
500,000	Archer-Daniels-Midland Company	5.94	10/01/2032	551,052
300,000	Bunge Limited Finance Corporation	5.10	07/15/2015	315,718
500,000	Bunge Limited Finance Corporation	8.50	06/15/2019	597,952
300,000	Campbell Soup Company	3.38	08/15/2014	321,754
285,000	Campbell Soup Company	4.50	02/15/2019	312,170
250,000	Campbell Soup Company	4.88	10/01/2013	277,256
500,000	ConAgra Foods Incorporated	7.00	04/15/2019	598,266
120,000	ConAgra Foods Incorporated	8.25	09/15/2030	154,652
300,000	Corn Products International Incorporated	4.63	11/01/2020	309,965
300,000	General Mills Incorporated	5.25	08/15/2013	332,483
345,000	General Mills Incorporated	5.40	06/15/2040	358,544
1,000,000	General Mills Incorporated	5.65	02/15/2019	1,148,978
100,000	General Mills Incorporated	5.70	02/15/2017	116,158
100,000	HJ Heinz Company	5.35	07/15/2013	110,488
200,000	HJ Heinz Finance Company	6.00	03/15/2012	212,341
250,000	HJ Heinz Finance Company	6.75	03/15/2032	282,100
300,000	Kellogg Company Series B	4.15	11/15/2019	318,661
500,000	Kellogg Company Series B	4.25	03/06/2013	533,618
350,000	Kellogg Company Series B	7.45	04/01/2031	454,355
350,000	Kraft Foods Incorporated	2.63	05/08/2013	362,317
350,000	Kraft Foods Incorporated	5.25	10/01/2013	385,507
1,000,000	Kraft Foods Incorporated	6.13	08/23/2018	1,177,694
800,000	Kraft Foods Incorporated	6.25	06/01/2012	859,528
250,000	Kraft Foods Incorporated	6.50	08/11/2017	298,515
75,000	Kraft Foods Incorporated	6.50	11/01/2031	85,362
600,000	Kraft Foods Incorporated	6.88	02/01/2038	715,577
100,000	Kraft Foods Incorporated	6.88	01/26/2039	119,562
60,000	Kraft Foods Incorporated	7.00	08/11/2037	72,415
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Food Products (continued)
$1,100,000	Kraft Foods Incorporated Class A	4.13%	02/09/2016	$1,180,160
1,050,000	Kraft Foods Incorporated Class A	5.38	02/10/2020	1,169,410
950,000	Kraft Foods Incorporated Class A	6.50	02/09/2040	1,091,753
200,000	Mead Johnson Nutrition C	3.50	11/01/2014	209,730
250,000	Mead Johnson Nutrition C	4.90	11/01/2019	273,782
100,000	Mead Johnson Nutrition C	5.90	11/01/2039	106,507
200,000	Ralcorp Holdings Rah6	6.63	08/15/2039	209,924
500,000	Sara Lee Corporation	3.88	06/15/2013	529,789

				16,634,207

Household Products: 0.18%
150,000	Clorox Company	5.00	03/01/2013	162,095
300,000	Clorox Company	5.00	01/15/2015	332,132
100,000	Clorox Company	5.45	10/15/2012	107,946
90,000	Clorox Company	5.95	10/15/2017	103,330
40,000	Colgate-Palmolive Company	3.15	08/05/2015	42,630
200,000	Colgate-Palmolive Company Series MTN	2.95	11/01/2020	194,782
100,000	Colgate-Palmolive Company Series MTN	5.20	11/07/2016	117,381
750,000	Kimberly-Clark Corporation	3.63	08/01/2020	767,501
300,000	Kimberly-Clark Corporation	5.00	08/15/2013	330,665
200,000	Kimberly-Clark Corporation	6.13	08/01/2017	236,576
200,000	Kimberly-Clark Corporation	6.63	08/01/2037	247,218
100,000	Kimberly-Clark Corporation	7.50	11/01/2018	129,247
1,150,000	Procter & Gamble Company	1.38	08/01/2012	1,164,243
400,000	Procter & Gamble Company	3.50	02/15/2015	428,909
500,000	Procter & Gamble Company	4.70	02/15/2019	559,353
500,000	Procter & Gamble Company	4.85	12/15/2015	571,344
500,000	Procter & Gamble Company	5.55	03/05/2037	558,811
100,000	Procter & Gamble Company	5.80	08/15/2034	113,902

				6,168,065

Personal Products: 0.04%
350,000	Avon Products Incorporated	4.20	07/15/2018	365,362
200,000	Estee Lauder Companies Incorporated	6.00	05/15/2037	218,880
750,000	Unilever Capital Corporation	3.65	02/15/2014	802,301
100,000	Unilever Capital Corporation	5.90	11/15/2032	114,026

				1,500,569

Tobacco: 0.27%
500,000	Altria Group Incorporated	8.50	11/10/2013	596,004
1,000,000	Altria Group Incorporated	9.25	08/06/2019	1,334,525
1,050,000	Altria Group Incorporated	9.70	11/10/2018	1,411,980
350,000	Altria Group Incorporated	9.95	11/10/2038	495,723
500,000	Altria Group Incorporated	10.20	02/06/2039	722,006
250,000	Lorillard Tobacco Company	6.88	05/01/2020	265,723
155,000	Lorillard Tobacco Company	8.13	06/23/2019	177,453
250,000	Lorillard Tobacco Company	8.13	05/01/2040	263,789
500,000	Philip Morris International Incorporated	4.50	03/26/2020	535,729
125,000	Philip Morris International Incorporated	4.88	05/16/2013	136,499
700,000	Philip Morris International Incorporated	5.65	05/16/2018	818,458
400,000	Philip Morris International Incorporated	6.38	05/16/2038	468,288
750,000	Philip Morris International Incorporated	6.88	03/17/2014	877,712
200,000	Reynolds American Incorporated	7.25	06/15/2037	213,035
650,000	Reynolds American Incorporated	7.63	06/01/2016	772,563
100,000	UST Incorporated	5.75	03/01/2018	109,540

				9,199,027

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Energy: 1.50%

Energy Equipment & Services: 0.11%
$400,000	Baker Hughes Incorporated	5.13%	09/15/2040	$399,648
250,000	Baker Hughes Incorporated	6.88	01/15/2029	301,716
100,000	Baker Hughes Incorporation	6.50	11/15/2013	115,034
75,000	Baker Hughes Incorporation	7.50	11/15/2018	96,469
100,000	Cameron International Corporation	7.00	07/15/2038	111,996
300,000	Diamond Offshore Drilling Incorporated	5.70	10/15/2039	306,416
65,000	Diamond Offshore Drilling Incorporated	5.88	05/01/2019	74,078
350,000	Halliburton Company	6.15	09/15/2019	411,198
650,000	Halliburton Company	7.45	09/15/2039	832,030
300,000	Rowan Companies Incorporrated	7.88	08/01/2019	355,590
300,000	Smith International Incorporated	9.75	03/15/2019	425,565
10,000	Weatherford International Limited	5.15	03/15/2013	10,636
300,000	Weatherford International Limited	6.50	08/01/2036	304,864
50,000	Weatherford International Limited	7.00	03/15/2038	53,773

				3,799,013

Oil, Gas & Consumable Fuels: 1.39%
600,000	Anadarko Petroleum Corporation	5.95	09/15/2016	640,240
300,000	Anadarko Petroleum Corporation	6.20	03/15/2040	284,497
500,000	Anadarko Petroleum Corporation	6.38	09/15/2017	540,148
750,000	Anadarko Petroleum Corporation	6.45	09/15/2036	727,034
500,000	Anadarko Petroleum Corporation	7.63	03/15/2014	564,719
350,000	Apache Corporation	5.10	09/01/2040	342,105
100,000	Apache Corporation	5.25	04/15/2013	109,384
380,000	Apache Corporation	5.63	01/15/2017	438,631
500,000	Apache Corporation	6.00	01/15/2037	552,940
100,000	Apache Corporation	6.25	04/15/2012	107,053
150,000	BJ Services Company	6.00	06/01/2018	175,114
150,000	Boardwalk Pipelines LP	5.75	09/15/2019	165,529
100,000	Boardwalk Pipelines LP	5.88	11/15/2016	111,647
150,000	Buckeye Partners LP	5.50	08/15/2019	164,193
100,000	Buckeye Partners LP	6.05	01/15/2018	111,438
65,000	Canadian Natural Resources Limited	4.90	12/01/2014	71,904
200,000	Cenovus Energy Incorporarted	5.70	10/15/2019	231,713
150,000	Centerpoint Energy Resources Corporation	6.13	11/01/2017	172,047
50,000	Centerpoint Energy Resources Corporation	6.63	11/01/2037	57,048
225,000	Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	256,554
100,000	Centerpoint Energy Resources Corporation Series MTN	6.00	05/15/2018	113,843
500,000	Chevron Corporation	3.45	03/03/2012	516,003
500,000	Chevron Corporation	3.95	03/03/2014	541,497
500,000	Chevron Corporation	4.95	03/03/2019	577,087
150,000	ConocoPhillips Company	4.40	05/15/2013	161,990
100,000	ConocoPhillips Company	5.90	05/15/2038	112,547
1,050,000	ConocoPhillips Company	6.50	02/01/2039	1,273,754
300,000	ConocoPhillips Company	6.95	04/15/2029	378,973
500,000	ConocoPhllips Company	4.60	01/15/2015	556,143
1,425,000	ConocoPhllips Company	4.75	02/01/2014	1,575,222
750,000	ConocoPhllips Company	5.75	02/01/2019	885,784
750,000	ConocoPhllips Company	6.00	01/15/2020	906,309
300,000	Devon Energy Corporation	6.30	01/15/2019	362,664
500,000	Devon Energy Corporation	7.95	04/15/2032	664,296
120,000	Devon Financing Corporation ULC	7.88	09/30/2031	157,942
500,000	El Paso Energy Corporation	5.90	04/01/2017	544,019
150,000	El Paso Natural Gas Company	5.95	04/15/2017	163,692
350,000	El Paso Naturall Gas Company	8.38	06/15/2032	406,394
200,000	Enbridge Energy Partners	5.50	09/15/2040	193,058
380,000	Enbridge Energy Partners LP	5.20	03/15/2020	409,697
65,000	Enbridge Energy Partners LP	5.88	12/15/2016	74,536
125,000	Enbridge Energy Partners LP	9.88	03/01/2019	168,622
100,000	Enbridge Incorporated	5.60	04/01/2017	113,064
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Oil, Gas & Consumable Fuels (continued)
$300,000	Enbridge Incorporated	5.80%	06/15/2014	$339,655
300,000	Encana Corporation	5.90	12/01/2017	349,686
250,000	Energy Transfer Partners LP	6.00	07/01/2013	273,871
55,000	Energy Transfer Partners LP	6.13	02/15/2017	60,413
30,000	Energy Transfer Partners LP	6.63	10/15/2036	31,038
100,000	Energy Transfer Partners LP	6.70	07/01/2018	114,165
100,000	Energy Transfer Partners LP	7.50	07/01/2038	114,441
1,000,000	Energy Transfer Partners LP	9.00	04/15/2019	1,259,708
500,000	Enterprise Products Operating LLC	4.60	08/01/2012	525,630
500,000	Enterprise Products Operating LLC	5.20	09/01/2020	531,387
500,000	Enterprise Products Operating LLC	5.25	01/31/2020	532,499
500,000	Enterprise Products Operating LLC	6.13	10/15/2039	514,761
250,000	Enterprise Products Operating LLC	6.65	04/15/2018	293,462
100,000	Enterprise Products Operating LLC	7.55	04/15/2038	120,083
65,000	Enterprise Products Operating LP Series B	5.60	10/15/2014	72,434
75,000	Enterprise Products Operating LP Series B	6.88	03/01/2033	83,486
75,000	EOG Resources Incorporated	5.63	06/01/2019	85,765
400,000	EOG Resources Incorporated	6.88	10/01/2018	491,251
500,000	EOG Resources Incorporrated	2.95	06/01/2015	513,522
325,000	EQT Corporation	8.13	06/01/2019	392,216
100,000	Equitable Resources Incorporated	6.50	04/01/2018	111,731
300,000	Hess Corporation	5.60	02/15/2041	299,970
350,000	Hess Corporation	6.00	01/15/2040	369,968
384,000	Hess Corporation	7.30	08/15/2031	462,298
180,000	Hess Corporation	7.88	10/01/2029	227,498
500,000	Hess Corporation	8.13	02/15/2019	649,450
565,000	Husky Energy Incorporated	7.25	12/15/2019	682,313
100,000	Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	108,998
200,000	Kerr-McGee Corporation	6.95	07/01/2024	218,829
125,000	Kinder Morgan Energy Partners LP	5.30	09/15/2020	132,937
100,000	Kinder Morgan Energy Partners LP	5.00	12/15/2013	108,548
500,000	Kinder Morgan Energy Partners LP	5.13	11/15/2014	549,252
1,000,000	Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,104,821
100,000	Kinder Morgan Energy Partners LP	5.80	03/15/2035	95,484
750,000	Kinder Morgan Energy Partners LP	6.50	09/01/2039	772,754
500,000	Kinder Morgan Energy Partners LP Series MTN	6.95	01/15/2038	539,887
100,000	Magellan Midstream Partners LP	6.40	07/15/2018	115,569
375,000	Magellan Midstream Partners LP	6.55	07/15/2019	438,436
150,000	Marathon Oil Corporation	6.00	07/01/2012	160,832
625,000	Marathon Oil Corporation	6.00	10/01/2017	721,673
450,000	Marathon Oil Corporation	6.60	10/01/2037	518,961
700,000	Marathon Oil Corporation«	7.50	02/15/2019	889,179
300,000	Nabor Industries Incorporated	5.00	09/15/2020	300,437
500,000	Nabors Industries Incorporated	9.25	01/15/2019	636,079
300,000	Nexen Incorporated	5.05	11/20/2013	325,723
120,000	Nexen Incorporated	7.88	03/15/2032	146,760
350,000	Noble Energy Incorporated	8.25	03/01/2019	451,847
170,000	Northwest Pipeline Corporation	6.05	06/15/2018	198,548
250,000	Nustar Logistics LP	4.80	09/01/2020	250,168
400,000	Occidental Petroleum Corporation	4.13	06/01/2016	443,115
180,000	Occidental Petroleum Corporation	6.75	01/15/2012	191,582
300,000	ONEOK Partners LP	5.90	04/01/2012	318,467
200,000	ONEOK Partners LP	6.15	10/01/2016	229,836
350,000	ONEOK Partners LP	8.63	03/01/2019	450,026
500,000	Petrobras International Finance Company	2.90	10/15/2014	525,368
120,000	Petroleos Mexicanos	6.00	03/05/2020	130,800
500,000	Plains All American Pipeline LP	4.25	09/01/2012	522,509
50,000	Plains All American Pipeline LP	6.13	01/15/2017	56,037
150,000	Plains All American Pipeline LP	6.50	05/01/2018	172,327
200,000	Plains All American Pipeline LP	6.65	01/15/2037	208,106
150,000	Plains All American Pipeline LP	8.75	05/01/2019	191,316
100,000	Spectra Energy Capital LLC	5.90	09/15/2013	111,099
100,000	Spectra Energy Capital LLC	7.50	09/15/2038	120,181
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Oil, Gas & Consumable Fuels (continued)
$300,000	Statoil Asa	5.10%	08/17/2040	$309,125
100,000	Sunoco Incorporated	5.75	01/15/2017	104,886
200,000	Sunoco Incorporated	9.63	04/15/2015	240,118
250,000	Sunoco Logistics Partner	6.85	02/15/2040	275,390
325,000	Texas Eastern Transmission LP	7.00	07/15/2032	395,570
444,000	The Williams Companies Incorporated	8.75	03/15/2032	540,337
65,000	TransCanada PipeLines Limited	4.88	01/15/2015	72,476
100,000	TransCanada PipeLines Limited	5.60	03/31/2034	103,927
105,000	Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	122,632
100,000	Transocean Incorporated	6.50	11/15/2020	108,901
300,000	Transocean Incorporated	6.80	03/15/2038	302,792
120,000	Transocean Incorporated	7.50	04/15/2031	129,535
65,000	Valero Energy Corporation	4.50	02/01/2015	68,960
500,000	Valero Energy Corporation	6.13	06/15/2017	549,137
65,000	Valero Energy Corporation	6.13	02/01/2020	70,315
500,000	Valero Energy Corporation	6.63	06/15/2037	496,587
300,000	Valero Energy Corporation	7.50	04/15/2032	323,092
450,000	Valero Energy Corporation	9.38	03/15/2019	569,266
300,000	Weatherford Intermational Limited	6.75	09/15/2040	313,041
200,000	Weatherford International Limited	5.13	09/15/2020	203,297
200,000	Williams Companies Incorporated	7.88	09/01/2021	241,845
600,000	Williams Partners LP	3.80	02/15/2015	629,358
300,000	Williams Partners LP	4.13	11/15/2020	295,422
140,000	Williams Partners LP	5.25	03/15/2020	149,916
390,000	Williams Partners LP	6.30	04/15/2040	414,220
125,000	XTO Energy Incorporated	4.90	02/01/2014	139,291
350,000	XTO Energy Incorporated	5.30	06/30/2015	403,396
1,000,000	XTO Energy Incorporated	5.75	12/15/2013	1,143,910
500,000	XTO Energy Incorporated	5.90	08/01/2012	543,783

				47,900,791

Financials: 8.56%

Capital Markets: 1.58%
300,000	Ameriprise Financial Incorporated	5.30	03/15/2020	324,137
400,000	Ameriprise Financial Incorporated	5.65	11/15/2015	451,253
65,000	Ameriprise Financial Incorporated	7.30	06/28/2019	78,888
415,000	Bank of New York Mellon Corporation	4.30	05/15/2014	451,490
1,000,000	Bank of New York Mellon Corporation	5.45	05/15/2019	1,133,525
650,000	Bank of New York Mellon Corporation Series MTN	4.95	11/01/2012	700,465
180,000	Bear Stearns Companies Incorporated	5.30	10/30/2015	198,594
1,025,000	Bear Stearns Companies Incorporated	5.55	01/22/2017	1,096,888
120,000	Bear Stearns Companies Incorporated	6.40	10/02/2017	137,409
1,500,000	Bear Stearns Companies Incorporated	7.25	02/01/2018	1,791,878
1,000,000	Bear Stearns Companies Incorporated Series MTN	6.95	08/10/2012	1,095,835
250,000	Berkshire Hathaway Finance Corporation	4.00	04/15/2012	261,016
500,000	Berkshire Hathaway Finance Corporation	4.85	01/15/2015	555,821
1,275,000	Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,405,004
150,000	Berkshire Hathaway Finance Corporation	5.75	01/15/2040	154,462
350,000	BlackRock Incorporated	6.25	09/15/2017	404,069
300,000	BlackRock Incorporated New York Shares	3.50	12/10/2014	313,462
250,000	BlackRock Incorporated New York Shares	5.00	12/10/2019	267,947
800,000	BP Capital Markets plc	3.13	10/01/2015	804,786
500,000	BP Capital Markets plc	4.50	10/01/2020	508,182
200,000	Charles Schwab Corporation	4.45	07/22/2020	205,678
425,000	Charles Schwab Corporation	4.95	06/01/2014	470,112
50,000	Eaton Vance Corporation	6.50	10/02/2017	57,908
200,000	Franklin Resources Incorporated	2.00	05/20/2013	203,178
1,100,000	Goldman Sachs Group Incorporated	3.25	06/15/2012	1,146,004
750,000	Goldman Sachs Group Incorporated	3.63	08/01/2012	777,620
700,000	Goldman Sachs Group Incorporated	4.75	07/15/2013	747,139
2,000,000	Goldman Sachs Group Incorporated	5.13	01/15/2015	2,148,216
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Capital Markets (continued)
$1,360,000	Goldman Sachs Group Incorporated	5.15%	01/15/2014	$1,473,933
275,000	Goldman Sachs Group Incorporated	5.35	01/15/2016	297,928
1,000,000	Goldman Sachs Group Incorporated	5.38	03/15/2020	1,026,299
1,000,000	Goldman Sachs Group Incorporated	5.45	11/01/2012	1,075,709
500,000	Goldman Sachs Group Incorporated	5.75	10/01/2016	549,728
1,070,000	Goldman Sachs Group Incorporated	5.95	01/15/2027	1,053,593
1,045,000	Goldman Sachs Group Incorporated	6.00	05/01/2014	1,160,230
1,500,000	Goldman Sachs Group Incorporated	6.13	02/15/2033	1,575,684
1,250,000	Goldman Sachs Group Incorporated	6.15	04/01/2018	1,369,211
1,250,000	Goldman Sachs Group Incorporated	6.25	09/01/2017	1,397,364
1,000,000	Goldman Sachs Group Incorporated	6.45	05/01/2036	973,859
1,025,000	Goldman Sachs Group Incorporated	6.60	01/15/2012	1,086,166
925,000	Goldman Sachs Group Incorporated	6.75	10/01/2037	928,312
1,300,000	Goldman Sachs Group Incorporated	7.50	02/15/2019	1,516,451
150,000	Jefferies Group Incorporated	6.25	01/15/2036	135,951
150,000	Jefferies Group Incorporated	6.45	06/08/2027	144,692
150,000	Jefferies Group Incorporated	6.88	04/15/2021	160,172
400,000	Jefferies Group Incorporated	8.50	07/15/2019	465,892
1,000,000	Morgan Stanley	2.25	03/13/2012	1,022,443
300,000	Morgan Stanley	3.25	12/01/2011	308,331
1,000,000	Morgan Stanley	4.20	11/20/2014	1,035,003
1,000,000	Morgan Stanley	4.75	04/01/2014	1,038,973
525,000	Morgan Stanley	5.38	10/15/2015	561,135
500,000	Morgan Stanley	5.50	07/24/2020	511,671
1,300,000	Morgan Stanley	6.00	05/13/2014	1,417,229
1,500,000	Morgan Stanley	6.60	04/01/2012	1,604,732
470,000	Morgan Stanley	7.25	04/01/2032	540,730
400,000	Morgan Stanley	7.30	05/13/2019	449,652
500,000	Morgan Stanley Series EMTN	5.45	01/09/2017	524,017
1,000,000	Morgan Stanley Series GMTN	5.50	01/26/2020	1,007,500
1,500,000	Morgan Stanley Series GMTN	5.75	10/18/2016	1,605,824
1,500,000	Morgan Stanley Series MTN	5.25	11/02/2012	1,601,538
850,000	Morgan Stanley Series MTN	5.55	04/27/2017	897,079
1,500,000	Morgan Stanley Series MTN	5.63	09/23/2019	1,525,896
1,500,000	Morgan Stanley Series MTN	6.00	04/28/2015	1,633,127
1,500,000	Morgan Stanley Series MTN	6.63	04/01/2018	1,639,184
540,000	Northern Trust Corporation	4.63	05/01/2014	592,309
100,000	Raymond James Financial Incorporated	8.60	08/15/2019	118,867
200,000	TD Ameritrade Holding Corporation	5.60	12/01/2019	216,582

				54,133,962

Commercial Banks: 1.24%
150,000	Abbey National Capital Trust I	8.96	12/29/2049	159,570
500,000	Ally Financial Incorporated	1.75	10/30/2012	511,054
1,000,000	Ally Financial Incorporated	2.20	12/19/2012	1,030,993
300,000	Bank N S Halifax	2.05	10/07/2015	299,543
500,000	Bank of the West (San Francisco CA)	2.15	03/27/2012	510,661
240,000	Bank One Corporation	7.63	10/15/2026	289,956
550,000	Bank One Corporation	8.00	04/29/2027	682,945
800,000	Barclays Bank plc	5.14	10/14/2020	735,560
300,000	BNP Paribas	2.13	12/21/2012	306,505
150,000	Branch Banking & Trust Corporation	3.38	09/25/2013	157,664
1,000,000	Branch Banking & Trust Corporation	3.85	07/27/2012	1,043,154
250,000	Branch Banking & Trust Corporation	5.20	12/23/2015	273,852
350,000	Branch Banking &Trust Corporation	3.95	04/29/2016	364,857
500,000	Branch Bankng & Trust Corporation	6.85	04/30/2019	594,856
100,000	Brandh Banking & Trust Capital Trust IV	6.82	06/12/2057	98,750
500,000	Canadian Imperial Bank	1.45	09/13/2013	502,678
750,000	Capital One Bank USA NA	8.80	07/15/2019	933,504
1,500,000	Citibank NA	1.75	12/28/2012	1,535,130
500,000	Citigroup Incorporated	1.88	05/07/2012	509,508
100,000	Comerica Incorporated	3.00	09/16/2015	100,435
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Commercial Banks (continued)
$250,000	Compass Bank	6.40%	10/01/2017	$258,469
550,000	Discover Bank	8.70	11/18/2019	657,292
500,000	Fifth Third Bancorp	5.45	01/15/2017	521,247
350,000	Fifth Third Bancorp	6.25	05/01/2013	382,828
250,000	Fifth Third Bancorp	8.25	03/01/2038	287,749
1,000,000	HSBC Bank USA NA	4.88	08/24/2020	1,013,726
1,000,000	HSBC Holdings plc	6.50	05/02/2036	1,037,514
500,000	KeyCorp	6.50	05/14/2013	546,512
300,000	M&I Marshall & Ilsley Bank	4.85	06/16/2015	269,556
250,000	M&I Marshall & Ilsley Bank Series BKNT	5.00	01/17/2017	218,294
500,000	Manufacturers & Traders Trust Company	6.63	12/04/2017	570,962
200,000	Mellon Capital IV	6.24	06/29/2049	182,000
200,000	Mellon Funding Corporation	5.50	11/15/2018	223,948
500,000	PNC Bank NA	6.00	12/07/2017	557,614
500,000	Rabobank Nederland	2.13	10/13/2015	493,037
300,000	Royal Bank of Scotland Group plc	5.05	01/08/2015	296,030
500,000	Royal Bank of Scotland plc	3.95	09/21/2015	502,957
1,000,000	Royal Bank of Scotland plc	5.63	08/24/2020	980,130
34,000	SunTrust Bank Incorporated	5.00	09/01/2015	36,575
750,000	SunTrust Banks Incorporated	6.00	09/11/2017	801,671
165,000	SunTrust Capital VIII	6.10	12/01/2066	150,563
160,000	SVB Financial Group	5.38	09/15/2020	159,807
1,000,000	UBS AG	4.88	08/04/2020	1,037,308
300,000	UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	285,000
200,000	Union Bank of California Series BKNT	5.95	05/11/2016	222,625
500,000	US Bancorp N.A.	1.80	05/15/2012	509,106
500,000	US Bancorp N.A.	2.45	07/27/2015	505,490
1,000,000	US Bancorp N.A.	4.20	05/15/2014	1,083,220
1,000,000	US Bank N.A. (Cincinnati)	3.78	04/29/2020	1,032,572
275,000	US Bank N.A. Series BKNT	4.95	10/30/2014	306,136
500,000	Wachovia Bank NA(l)	4.88	02/01/2015	536,195
750,000	Wachovia Bank NA(l)	5.85	02/01/2037	743,632
600,000	Wachovia Bank NA(l)	6.60	01/15/2038	655,343
1,300,000	Wachovia Corporation(l)	5.25	08/01/2014	1,398,983
700,000	Wachovia Corporation(l)	5.50	08/01/2035	655,463
700,000	Wachovia Corporation(l)	5.63	10/15/2016	784,734
1,000,000	Wachovia Corporation(l)	5.75	06/15/2017	1,119,921
1,000,000	Wachovia Corporation(l)	5.75	02/01/2018	1,121,449
700,000	Wachovia Corporation Series MTN(l)	5.50	05/01/2013	766,135
750,000	Wells Fargo & Company(l)	3.00	12/09/2011	769,614
1,500,000	Wells Fargo & Company(l)	3.75	10/01/2014	1,583,213
1,500,000	Wells Fargo & Company(l)	4.38	01/31/2013	1,595,142
300,000	Wells Fargo & Company(l)	4.95	10/16/2013	323,059
1,000,000	Wells Fargo & Company(l)	5.25	10/23/2012	1,075,178
1,000,000	Wells Fargo & Company(l)	5.63	12/11/2017	1,121,128
500,000	Wells Fargo Bank NA(l)	4.75	02/09/2015	533,808
150,000	Wells Fargo Bank NA(l)	5.95	08/26/2036	151,671
350,000	Wells Fargo Capital X(l)	5.95	12/01/2086	341,680
700,000	Wells Fargo Capital XIII(l)	7.70	12/29/2049	722,750
500,000	Wells Fargo Capital XV(l)	9.75	09/29/2049	556,875
200,000	Wells Fargo Financial Incorporated(l)	5.50	08/01/2012	214,303
200,000	Western Corporate Federal Credit Union	1.75	11/02/2012	204,081

				42,745,470

Consumer Finance: 0.52%
1,000,000	American Express Bank FSB	3.15	12/09/2011	1,027,983
500,000	American Express Bank FSB Series BKN1	5.55	10/17/2012	535,538
500,000	American Express Centurion Bank Series BKN1	6.00	09/13/2017	569,617
500,000	American Express Company	5.50	09/12/2016	558,582
200,000	American Express Company	6.80	09/01/2066	197,750
800,000	American Express Company	7.00	03/19/2018	948,114
650,000	American Express Company	7.25	05/20/2014	748,066
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Consumer Finance (continued)
$650,000	American Express Company	8.13%	05/20/2019	$821,471
300,000	American Express Company	8.15	03/19/2038	402,185
500,000	American Express Credit Corporation	5.13	08/25/2014	543,856
100,000	American Express Credit Corporation	5.30	12/02/2015	110,202
1,000,000	American Express Credit Corporation	7.30	08/20/2013	1,132,015
1,000,000	American Express Credit Corporation Series MTN	5.88	05/02/2013	1,090,892
500,000	BAC Capital Trust XI	6.63	05/23/2036	477,728
300,000	Capital One Financial Corporation	4.80	02/21/2012	310,892
700,000	Capital One Financial Corporation	7.38	05/23/2014	808,072
100,000	Citigroup Incorporated	6.00	08/15/2017	108,097
600,000	Discover Financial Services	10.25	07/15/2019	753,334
300,000	International Lease Finance Corporation	6.50	09/01/2014	314,250
300,000	International Lease Finance Corporation	6.75	09/01/2016	316,500
250,000	Key Bank NA	4.95	09/15/2015	263,576
350,000	KeyBank NA	5.80	07/01/2014	380,679
360,000	National City Corporation	4.90	01/15/2015	393,184
500,000	National City Corporation	6.88	05/15/2019	579,712
175,000	PNC Bank Series BKNT	6.88	04/01/2018	203,841
400,000	SLM Corporation	8.00	03/25/2020	402,000
500,000	SLM Corporation Series MTN	5.00	04/15/2015	473,421
315,000	SLM Corporation Series MTN	5.63	08/01/2033	243,625
750,000	SLM Corporation Series MTN	8.45	06/15/2018	783,188
800,000	SLM Corporation Series MTNA	5.00	10/01/2013	794,000
150,000	Sovereign Bank	5.13	03/15/2013	152,250
250,000	Sovereign Bank FSB Wyomissing PA	8.75	05/30/2018	288,633
200,000	Toyota Motor Credit Corporation	1.38	08/12/2013	201,870
600,000	Toyota Motor Credit Corporation	3.20	06/17/2015	638,147
250,000	Toyota Motor Credit Corporation	4.50	06/17/2020	271,659

				17,844,929

Diversified Financial Services: 3.87%
500,000	Allstate Life Global Funding Trusts Series MTN	5.38	04/30/2013	547,865
200,000	Ameritrade Holding Company	2.95	12/01/2012	205,071
1,000,000	Bank of America Corporation	2.10	04/30/2012	1,021,817
1,750,000	Bank of America Corporation	4.75	08/01/2015	1,817,009
700,000	Bank of America Corporation	5.38	06/15/2014	742,300
250,000	Bank of America Corporation	5.49	03/15/2019	249,505
100,000	Bank of America Corporation	5.63	10/14/2016	104,711
1,000,000	Bank of America Corporation	5.65	05/01/2018	1,025,576
2,500,000	Bank of America Corporation	5.75	12/01/2017	2,589,875
1,000,000	Bank of America Corporation	6.00	09/01/2017	1,050,055
500,000	Bank of America Corporation	6.25	04/15/2012	529,312
1,850,000	Bank of America Corporation	6.50	08/01/2016	2,009,087
1,000,000	Bank of America Corporation	7.38	05/15/2014	1,117,374
1,500,000	Bank of America Corporation	7.63	06/01/2019	1,705,268
800,000	Bank of America Corporation Series BKNT	6.00	10/15/2036	750,151
1,500,000	Bank of America Corporation Series MTN	3.13	06/15/2012	1,559,639
500,000	Bank of America Corporation Series MTN	4.90	05/01/2013	526,376
500,000	Boeing Capital Corporation	4.70	10/27/2019	549,844
100,000	Branch Banking & Trust Series BKNT	5.63	09/15/2016	111,729
200,000	Capital One Capital III	7.69	08/15/2036	200,000
50,000	Capital One Capital IV	6.75	02/17/2037	49,375
659,000	Capital One Capital VI	8.88	05/15/2040	688,655
250,000	Caterpillar Financial Services Corporation	2.00	04/05/2013	255,647
750,000	Caterpillar Financial Services Corporation	6.13	02/17/2014	860,093
1,000,000	Caterpillar Financial Services Corporation	7.15	02/15/2019	1,272,377
500,000	Caterpillar Financial Services Corporation Series MTN	4.90	08/15/2013	549,411
275,000	Caterpillar Financial Services Corporation Series MTN	5.50	03/15/2016	318,760
415,000	Caterpillar Financial Services Corporation Series MTNF	4.75	02/17/2015	460,232
95,000	Caterpillar Incorporated	1.90	12/17/2012	96,876
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Financial Services (continued)
$250,000	Citigroup Funding Incorporated	1.88%	10/22/2012	$256,069
2,000,000	Citigroup Incorporated	2.13	04/30/2012	2,044,904
1,250,000	Citigroup Incorporated	4.75	05/19/2015	1,304,215
900,000	Citigroup Incorporated	5.00	09/15/2014	925,698
1,000,000	Citigroup Incorporated	5.25	02/27/2012	1,043,904
1,000,000	Citigroup Incorporated	5.30	10/17/2012	1,063,939
500,000	Citigroup Incorporated	5.38	08/09/2020	511,548
1,700,000	Citigroup Incorporated	5.50	04/11/2013	1,822,222
1,000,000	Citigroup Incorporated	5.50	10/15/2014	1,085,208
1,000,000	Citigroup Incorporated	5.50	02/15/2017	1,039,068
750,000	Citigroup Incorporated	5.63	08/27/2012	791,171
250,000	Citigroup Incorporated	5.85	07/02/2013	270,805
1,000,000	Citigroup Incorporated	6.00	12/13/2013	1,093,763
525,000	Citigroup Incorporated	6.00	10/31/2033	491,779
1,000,000	Citigroup Incorporated	6.13	11/21/2017	1,091,281
2,000,000	Citigroup Incorporated	6.13	05/15/2018	2,181,346
500,000	Citigroup Incorporated	6.13	08/25/2036	469,550
1,500,000	Citigroup Incorporated	6.38	08/12/2014	1,661,489
750,000	Citigroup Incorporated	6.50	08/19/2013	827,248
1,300,000	Citigroup Incorporated	6.88	03/05/2038	1,393,046
855,000	Citigroup Incorporated	8.13	07/15/2039	1,039,542
900,000	Citigroup Incorporated	8.50	05/22/2019	1,102,051
250,000	CME Group Incorporated	5.40	08/01/2013	277,435
500,000	CME Group Incorporated	5.75	02/15/2014	563,231
500,000	Comerica Bank Series BKNT	5.75	11/21/2016	555,453
500,000	Countrywide Financial Corporation Series MTN	5.80	06/07/2012	525,515
500,000	Credit Suisse Guernsey	5.86	05/29/2049	470,000
1,000,000	Credit Suisse New York NY	5.00	05/15/2013	1,081,287
1,500,000	Credit Suisse New York NY	5.30	08/13/2019	1,608,989
1,000,000	Credit Suisse USA Incorporated	4.88	01/15/2015	1,091,354
500,000	Credit Suisse USA Incorporated	5.50	08/15/2013	552,392
1,350,000	Credit Suisse USA Incorporated	6.50	01/15/2012	1,432,737
250,000	Credit Suisse USA Incorporated	7.13	07/15/2032	302,919
1,000,000	Deere & Company	6.95	04/25/2014	1,180,120
300,000	Deutsche Bank Financial LLC	5.38	03/02/2015	328,326
100,000	Equifax Incorporated	4.45	12/01/2014	106,897
75,000	Fund American Companies Incorporated	5.88	05/15/2013	78,333
200,000	General Electric Capital Corporation	1.88	09/16/2013	200,885
1,500,000	General Electric Capital Corporation	2.20	06/08/2012	1,538,078
1,500,000	General Electric Capital Corporation	2.63	12/28/2012	1,562,394
500,000	General Electric Capital Corporation	3.00	12/09/2011	513,180
500,000	General Electric Capital Corporation	3.50	08/13/2012	518,892
500,000	General Electric Capital Corporation	3.50	06/29/2015	516,901
500,000	General Electric Capital Corporation	3.75	11/14/2014	526,293
1,500,000	General Electric Capital Corporation	4.80	05/01/2013	1,602,813
1,500,000	General Electric Capital Corporation	4.88	03/04/2015	1,626,936
1,000,000	General Electric Capital Corporation	5.50	01/08/2020	1,070,522
1,000,000	General Electric Capital Corporation	5.63	05/01/2018	1,090,344
2,000,000	General Electric Capital Corporation	5.88	02/15/2012	2,111,202
2,000,000	General Electric Capital Corporation	5.88	01/14/2038	1,958,704
1,125,000	General Electric Capital Corporation	5.90	05/13/2014	1,255,794
850,000	General Electric Capital Corporation	6.00	08/07/2019	939,342
700,000	General Electric Capital Corporation	6.38	11/15/2067	691,250
1,000,000	General Electric Capital Corporation	6.88	01/10/2039	1,110,738
650,000	General Electric Capital Corporation Series GMTN	6.15	08/07/2037	659,350
1,000,000	General Electric Capital Corporation Series MTN	5.00	01/08/2016	1,086,445
1,000,000	General Electric Capital Corporation Series MTN	5.25	10/19/2012	1,072,998
1,500,000	General Electric Capital Corporation Series MTN	5.63	09/15/2017	1,652,162
1,200,000	General Electric Capital Corporation Series MTNA	4.38	03/03/2012	1,246,990
1,725,000	General Electric Capital Corporation Series MTNA	6.00	06/15/2012	1,849,483
1,600,000	General Electric Capital Corporation Series MTNA	6.75	03/15/2032	1,745,005
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Financial Services (continued)
$350,000	Genworth Global Funding Trusts Series MTN	5.75%	05/15/2013	$367,660
500,000	Goldman Sachs Capital II	5.79	06/01/2043	422,500
750,000	Goldman Sachs Group Incorporated	6.35	02/15/2034	699,625
200,000	HSBC Bank USA NA New York	4.63	04/01/2014	212,015
225,000	HSBC Bank USA NA New York Series BKNT	5.63	08/15/2035	211,701
200,000	HSBC Finance Capital Trust IX	5.91	11/30/2035	184,200
825,000	HSBC Finance Corporation	5.00	06/30/2015	892,969
1,500,000	HSBC Finance Corporation	5.50	01/19/2016	1,660,449
800,000	HSBC Finance Corporation	6.38	11/27/2012	870,062
500,000	HSBC USA Incorporated	3.13	12/16/2011	513,847
1,000,000	IBM International Group Capital LLC	5.05	10/22/2012	1,080,199
500,000	John Deere Capital Corporation	2.88	06/19/2012	518,085
750,000	John Deere Capital Corporation	7.00	03/15/2012	810,101
250,000	John Deere Capital Corporation Series MTN	5.25	10/01/2012	270,485
100,000	John Deere Capital Corporation Series MTN	5.50	04/13/2017	114,971
500,000	John Deere Capital Corporation Series MTN	5.75	09/10/2018	584,685
500,000	JPMorgan Chase & Company	2.13	12/26/2012	515,317
1,000,000	JPMorgan Chase & Company	2.20	06/15/2012	1,025,650
350,000	JPMorgan Chase & Company	3.13	12/01/2011	359,463
500,000	JPMorgan Chase & Company	3.40	06/24/2015	511,120
1,500,000	JPMorgan Chase & Company	3.70	01/20/2015	1,563,512
1,500,000	JPMorgan Chase & Company	4.40	07/22/2020	1,480,640
1,650,000	JPMorgan Chase & Company	4.65	06/01/2014	1,783,973
1,600,000	JPMorgan Chase & Company	5.25	05/01/2015	1,724,048
2,000,000	JPMorgan Chase & Company	5.38	10/01/2012	2,147,542
1,000,000	JPMorgan Chase & Company	6.00	01/15/2018	1,127,313
1,500,000	JPMorgan Chase & Company	6.30	04/23/2019	1,717,281
850,000	JPMorgan Chase & Company	6.40	05/15/2038	957,691
1,300,000	JPMorgan Chase & Company	6.63	03/15/2012	1,387,767
1,250,000	JPMorgan Chase Bank National Series BKNT	6.00	10/01/2017	1,404,901
750,000	JPMorgan Chase Capital Series XXV	6.80	10/01/2037	749,537
650,000	JPMorgan Chase Capital Series XXVII	7.00	11/01/2039	663,471
180,000	JPMorgan Chase Capital XV	5.88	03/15/2035	180,000
400,000	JPMorgan Chase Capital XX	6.55	09/29/2036	398,273
150,000	JPMorgan Chase Capital XXII Series V	6.45	02/02/2037	148,047
500,000	Lazard Group LLC	6.85	06/15/2017	530,985
200,000	Mellon Funding Corporation	5.00	12/01/2014	220,576
100,000	Mellon Funding Corporation	5.20	05/15/2014	111,279
2,000,000	Merrill Lynch & Company Incorporated	5.45	02/05/2013	2,105,346
450,000	Merrill Lynch & Company Incorporated	5.45	07/15/2014	478,972
700,000	Merrill Lynch & Company Incorporated	5.70	05/02/2017	705,303
1,000,000	Merrill Lynch & Company Incorporated	6.05	08/15/2012	1,061,366
1,500,000	Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,539,194
600,000	Merrill Lynch & Company Incorporated	6.11	01/29/2037	546,137
1,000,000	Merrill Lynch & Company Incorporated	6.22	09/15/2026	957,907
500,000	Merrill Lynch & Company Incorporated	6.40	08/28/2017	535,998
500,000	Merrill Lynch & Company Incorporated	7.75	05/14/2038	529,287
500,000	Merrill Lynch & Company Incorporated Series MTN	6.15	04/25/2013	536,278
1,690,000	Merrill Lynch & Company Incorporated Series MTN	6.88	04/25/2018	1,856,791
200,000	NASDAQ OMX Group Incorporated	4.00	01/15/2015	207,034
100,000	NASDAQ OMX Group Incorporated	5.55	01/15/2020	103,500
590,000	National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	654,154
700,000	National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	985,745
530,000	National Rural Utilities Cooperative Finance Corporation Series MTNC	7.25	03/01/2012	571,468
150,000	National Rural Utilities Cooperative Finance Corporation Series MTNC	8.00	03/01/2032	195,410
250,000	National Rural Utilities Cooperative Finance Corporration	5.45	04/10/2017	283,708
250,000	NYSE Euronext	4.80	06/28/2013	271,356
150,000	PACCAR Financial Corporation	1.95	12/17/2012	153,096
200,000	PACCAR Financial Corporation	2.05	06/17/2013	204,558
1,100,000	PNC Financial Services Group	3.63	02/08/2015	1,145,608
150,000	PNC Financial Services Group	5.13	02/08/2020	160,212
350,000	PNC Funding Corporation	5.63	02/01/2017	379,798
500,000	PNC Funding Corporation	6.70	06/10/2019	587,179
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Financial Services (continued)
$100,000	Private Export Funding Corporation	4.30%	12/15/2021	$105,438
250,000	Private Export Funding Corporation	4.95	11/15/2015	287,659
250,000	Teco Finance Finance Incorporated	6.57	11/01/2017	291,021
130,000	Teco Finance Incorporated	4.00	03/15/2016	135,573
65,000	Teco Finance Incorporated	5.15	03/15/2020	69,573
430,000	UBS AG Stamford CT	5.88	07/15/2016	466,846
100,000	USB Capital Trust XIII	6.63	12/15/2039	100,576

				133,109,556

Insurance: 0.98%
350,000	ACE INA Holdings Incorporated	5.60	05/15/2015	392,016
75,000	ACE INA Holdings Incorporated	5.88	06/15/2014	84,831
500,000	ACE INA Holdings Incorporated	5.90	06/15/2019	568,397
75,000	Aegon Funding Corporation	5.75	12/15/2020	79,731
150,000	AFLAC Incorporated	3.45	08/15/2015	155,309
250,000	AFLAC Incorporated	6.90	12/17/2039	267,030
150,000	AFLAC Incorporated	8.50	05/15/2019	188,847
100,000	Alleghany Corporation	5.63	09/15/2020	100,330
300,000	Allied World Assurance	5.50	11/15/2020	294,651
830,000	Allstate Corporation	5.55	05/09/2035	850,306
150,000	Allstate Corporation	6.20	05/16/2014	172,842
650,000	Allstate Corporation	7.45	05/16/2019	805,952
300,000	Allstate Corporation Series B	6.13	05/15/2037	299,250
500,000	American International Group Incorporated	4.25	05/15/2013	510,000
250,000	American International Group Incorporated	5.05	10/01/2015	254,688
250,000	American International Group Incorporated	6.25	05/01/2036	232,500
750,000	American International Group Incorporated	8.25	08/15/2018	851,250
700,000	American International Group Incorporated Series MTN	5.45	05/18/2017	693,000
850,000	American International Group Incorporated Series MTN	5.85	01/16/2018	854,250
100,000	AON Corporation	3.50	09/30/2015	101,453
300,000	AON Corporation	5.00	09/30/2020	307,102
100,000	AON Corporation	6.25	09/30/2040	101,663
75,000	AON Corporation	8.21	01/01/2027	79,149
300,000	Appalachian Power Company	6.38	04/01/2036	320,477
375,000	Assurant Incorporated	6.75	02/15/2034	374,765
200,000	Axis Specialty Finance	5.88	06/01/2020	205,707
350,000	Berkshire Hathaway Finance Corpration	5.40	05/15/2018	389,402
500,000	Berkshire Hathaway Incorporated	1.40	02/10/2012	504,607
500,000	Berkshire Hathaway Incorporated	2.13	02/11/2013	510,217
500,000	Berkshire Hathaway Incorporated	3.20	02/11/2015	524,150
250,000	CHUBB Corporation	5.75	05/15/2018	284,602
80,000	CHUBB Corporation	6.00	05/11/2037	86,713
350,000	CHUBB Corporation	6.38	03/29/2067	364,000
350,000	CHUBB Corporation Series 1	6.50	05/15/2038	404,769
75,000	Cincinnati Financial Corporation	6.92	05/15/2028	78,620
365,000	CNA Financial Corporation	5.85	12/15/2014	391,340
200,000	CNA Financial Corporation	5.88	08/15/2020	202,714
50,000	CNA Financial Corporation	6.50	08/15/2016	54,378
295,000	CNA Financial Corporation	7.35	11/15/2019	330,362
200,000	Endurance Specialty Holdings Limited	7.00	07/15/2034	194,667
430,000	GE Global Insurance Holdings	7.00	02/15/2026	463,863
100,000	Genworth Financial Incorporated	4.95	10/01/2015	99,175
500,000	Genworth Financial Incorporated	6.52	05/22/2018	505,865
100,000	Hartford Financial Services Group Incorporated	4.63	07/15/2013	105,816
250,000	Hartford Financial Services Group Incorporated	5.50	03/30/2020	254,858
75,000	Hartford Financial Services Group Incorporated	5.95	10/15/2036	69,245
750,000	Hartford Financial Services Group Incorporated	6.00	01/15/2019	793,839
250,000	Jefferson-Pilot Corporation	4.75	01/30/2014	263,535
500,000	Lincoln National Corporation	6.15	04/07/2036	489,897
50,000	Lincoln National Corporation	6.25	02/15/2020	55,583
350,000	Lincoln National Corporation	7.00	05/17/2066	336,875
120,000	Lincoln National Corporation	8.75	07/01/2019	151,190
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance (continued)
$200,000	Loews Corporation	5.25%	03/15/2016	$221,181
400,000	Manulife Financial Corporation	3.40	09/17/2015	398,935
100,000	Markel Corporation	7.13	09/30/2019	112,384
500,000	Marsh & McLennan Companies Incorporated	5.75	09/15/2015	550,745
300,000	Marsh & McLennan Companies Incorporated	9.25	04/15/2019	385,324
500,000	MetLife Incorporated	2.38	02/06/2014	505,611
500,000	MetLife Incorporated	4.75	02/08/2021	519,611
250,000	MetLife Incorporated	5.00	11/24/2013	273,988
250,000	MetLife Incorporated	5.70	06/15/2035	254,105
200,000	MetLife Incorporated	5.88	02/06/2041	205,709
100,000	MetLife Incorporated	6.13	12/01/2011	105,011
280,000	MetLife Incorporated	6.38	06/15/2034	308,327
600,000	MetLife Incorporated	6.40	12/15/2036	570,000
200,000	MetLife Incorporated	6.50	12/15/2032	220,696
500,000	MetLife Incorporated	6.75	06/01/2016	586,672
750,000	MetLife Incorporated Series A	6.82	08/15/2018	887,131
75,000	Nationwide Financial Services	5.90	07/01/2012	79,465
250,000	PartnerRe Finance B LLC	5.50	06/01/2020	259,261
600,000	Principal Financial Group Incorporated	7.88	05/15/2014	699,574
500,000	Principal Life Income Funding Trusts	5.30	04/24/2013	544,615
75,000	Progressive Corporation	6.25	12/01/2032	83,665
500,000	Protective Life Corporation	7.38	10/15/2019	559,882
75,000	Prudential Financial Incorporated	2.75	01/14/2013	76,569
1,000,000	Prudential Financial Incorporated	3.63	09/17/2012	1,039,892
100,000	Prudential Financial Incorporated	3.88	01/14/2015	105,032
1,000,000	Prudential Financial Incorporated	4.75	09/17/2015	1,081,294
250,000	Prudential Financial Incorporated	5.38	06/21/2020	265,956
30,000	Prudential Financial Incorporated	6.20	01/15/2015	33,743
55,000	Prudential Financial Incorporated	7.38	06/15/2019	65,985
105,000	Prudential Financial Incorporated Series MTN	5.10	12/14/2011	108,806
538,000	Prudential Financial Incorporated Series MTN	5.70	12/14/2036	527,267
65,000	Prudential Financial Incorporated Series MTN	6.63	12/01/2037	70,766
500,000	Prudential Financial Incorporated Series MTNB	5.75	07/15/2033	490,663
180,000	Prudential Financial Incorporated Series MTNC	5.40	06/13/2035	167,526
100,000	Reinsurance Group of America Incorporated	6.45	11/15/2019	108,566
180,000	St. Paul Travelers Companies Incorporated	5.50	12/01/2015	207,020
100,000	The Travelers Companies Incorporated Series MTN	5.38	06/15/2012	106,502
150,000	The Travelers Companies Incorporated Series MTN	5.75	12/15/2017	169,804
365,000	The Travelers Companies Incorporated Series MTN	6.25	06/15/2037	410,703
475,000	Transatlantic Holdings Incorporated	5.75	12/14/2015	508,001
100,000	Transatlantic Holdings Incorporated	8.00	11/30/2039	103,888
500,000	Travelers Companies Incorporated	5.90	06/02/2019	578,195
600,000	Travelers Property Casualty Corporation	6.38	03/15/2033	681,142
100,000	Unitrin Incorporated	6.00	05/15/2017	101,676
115,000	Unum Group	7.13	09/30/2016	131,173
75,000	Willis North America Incorporated	5.63	07/15/2015	79,355
500,000	Willis North America Incorporated	7.00	09/29/2019	539,140
200,000	WR Berkley Corporation	5.38	09/15/2020	199,908
100,000	WR Berkley Corporation	6.25	02/15/2037	92,860
100,000	XL Capital Limited	6.25	05/15/2027	100,302
100,000	XL Capital Limited	6.38	11/15/2024	101,521

				33,640,925

Real Estate Investment Trusts (REIT): 0.36%
150,000	AvalonBay Communities Incorporated	5.70	03/15/2017	169,882
100,000	AvalonBay Communities Incorporated	6.10	03/15/2020	114,496
185,000	AvalonBay Communities Incorporated Series MTN	6.13	11/01/2012	200,535
250,000	Boston Properties LP	5.63	04/15/2015	277,680
500,000	Boston Properties LP	5.88	10/15/2019	557,233
24,000	Boston Properties LP	6.25	01/15/2013	26,272
350,000	Brandywine Operating Partnership LP	7.50	05/15/2015	390,766
65,000	BRE Properties Incorporated	5.20	03/15/2021	67,472
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Real Estate Investment Trusts (REIT) (continued)
$100,000	Commonwealth Real Estate Investment Trust	5.88%	09/15/2020	$99,148
300,000	Digital Reallty Trust LP	5.88	02/01/2020	315,158
350,000	Duke Realty LP	5.95	02/15/2017	372,972
200,000	Duke Realty LP	6.25	05/15/2013	215,888
500,000	Duke Realty LP	7.38	02/15/2015	567,708
180,000	ERP Operating LP	5.25	09/15/2014	198,702
750,000	ERP Operating LP	5.75	06/15/2017	838,154
500,000	Health Care Properties Incorporated Series MTN	6.70	01/30/2018	551,769
100,000	Health Care Property Investors Incorporated	5.63	05/01/2017	105,909
200,000	Health Care Property Investors Incorporated	6.00	01/30/2017	213,870
200,000	Health Care REIT Incorporated	4.70	09/15/2017	205,409
250,000	Health Care REIT Incorporated	6.13	04/15/2020	270,255
60,000	Health Care REIT Incorporated	6.50	01/17/2017	65,365
75,000	Hospitality Properties Trust	5.63	03/15/2017	76,586
500,000	Hospitality Properties Trust	7.88	08/15/2014	561,270
350,000	HRPT Properties Trust	5.75	11/01/2015	369,543
100,000	Kilroy Realty Corporation	5.00	11/03/2015	101,081
100,000	Kimco Realty Corporation	6.88	10/01/2019	116,082
75,000	Liberty Property LP	5.50	12/15/2016	82,852
150,000	Liberty Property LP	6.63	10/01/2017	174,787
150,000	Mack-Cali Realty Corporation	7.75	08/15/2019	179,148
100,000	National Retail Properties Incorporated	6.88	10/15/2017	110,923
100,000	ProLogis Trust	6.25	03/15/2017	105,820
100,000	ProLogis Trust	6.63	05/15/2018	108,033
385,000	ProLogis Trust	6.88	03/15/2020	421,153
150,000	ProLogis Trust	7.38	10/30/2019	168,580
100,000	ProLogis Trust	7.63	08/15/2014	115,291
300,000	Realty Income Corporation	5.75	01/15/2021	320,155
100,000	Realty Income Corporation	5.95	09/15/2016	110,880
90,000	Simon Property Group Incorporated	4.20	02/01/2015	96,082
200,000	Simon Property Group Incorporated	5.65	02/01/2020	224,440
100,000	Simon Property Group Incorporated	6.13	05/30/2018	115,333
100,000	Simon Property Group Incorporated	6.75	02/01/2040	115,307
750,000	Simon Property Group Limited Partnership	5.10	06/15/2015	832,738
50,000	Simon Property Group Limited Partnership	5.25	12/01/2016	55,575
125,000	Simon Property Group Limited Partnership	5.75	12/01/2015	142,322
250,000	Simon Property Group Limited Partnership	5.88	03/01/2017	282,841
600,000	Simon Property Group Limited Partnership	10.35	04/01/2019	838,410
250,000	Tanger Properties Limited Partnership	6.15	11/15/2015	277,472
100,000	Ventas Realty LP	3.13	11/30/2015	98,148
250,000	Vornado Realty Trust	4.25	04/01/2015	257,628

				12,283,123

Real Estate Management & Development: 0.01%
125,000	Brookfield Asset Management Incorporated	5.80	04/25/2017	131,105
200,000	Regency Centers LP	4.80	04/15/2021	198,616
100,000	Regency Centers LP	5.88	06/15/2017	109,812

				439,533

Health Care: 1.56%

Biotechnology: 0.13%
65,000	Amgen Incorporated	4.50	03/15/2020	70,165
500,000	Amgen Incorporated	4.95	10/01/2041	478,629
1,000,000	Amgen Incorporated	5.70	02/01/2019	1,173,560
80,000	Amgen Incorporated	5.75	03/15/2040	86,446
350,000	Amgen Incorporated	5.85	06/01/2017	409,007
300,000	Amgen Incorporated	6.38	06/01/2037	350,390
250,000	Amgen Incorporated	6.40	02/01/2039	294,078
500,000	Biogen Idec Incorporated	6.88	03/01/2018	583,184
200,000	Celgene Corporation	2.45	10/15/2015	198,633
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Biotechnology (continued)
$200,000	Celgene Corporation	3.95%	10/15/2020	$198,537
250,000	Genzyme Corporation	3.63	06/15/2015	262,420
200,000	Genzyme Corporporation††	5.00	06/15/2020	218,372

				4,323,421

Health Care Equipment & Supplies: 0.17%
60,000	Baxter International Incorporated	1.80	03/15/2013	61,143
100,000	Baxter International Incorporated	4.25	03/15/2020	106,632
500,000	Baxter International Incorporated	5.38	06/01/2018	576,595
50,000	Baxter International Incorporated	5.90	09/01/2016	59,598
250,000	Baxter International Incorporated	6.25	12/01/2037	293,947
200,000	Beckman Coulter Incorpporated	6.00	06/01/2015	224,516
100,000	Becton Dickinson	3.25	11/12/2020	97,586
200,000	Becton Dickinson	6.00	05/15/2039	230,514
500,000	CareFusion Corporation	6.38	08/01/2019	584,576
500,000	Hospira Incorporated	6.05	03/30/2017	572,910
45,000	Hospira Incorporated Series GMTN	6.40	05/15/2015	52,121
500,000	Medtronic Incorporated	3.00	03/15/2015	524,198
500,000	Medtronic Incorporated	4.45	03/15/2020	541,059
250,000	Medtronic Incorporated	4.50	03/15/2014	275,016
300,000	Medtronic Incorporated	5.55	03/15/2040	330,129
500,000	St. Jude Medical Incorporated	3.75	07/15/2014	535,680
150,000	Stryker Corporation	3.00	01/15/2015	156,441
150,000	Stryker Corporation	4.38	01/15/2020	159,682
250,000	Zimmer Holdings Incorporated	4.63	11/30/2019	265,389
250,000	Zimmer Holdings Incorporated	5.75	11/30/2039	263,124

				5,910,856

Health Care Providers & Services: 0.37%
300,000	Aetna Incorporated	6.00	06/15/2016	348,718
650,000	Aetna Incorporated	6.63	06/15/2036	725,555
250,000	Amerisourcebergen Corporation	4.88	11/15/2019	264,580
350,000	Anthem Incorporated	6.80	08/01/2012	382,354
350,000	Cardinal Health Incorporated	5.80	10/15/2016	403,097
215,000	Cigna Corporation	5.13	06/15/2020	231,574
50,000	Cigna Corporation	6.15	11/15/2036	52,890
500,000	Cigna Corporation	8.50	05/01/2019	640,558
750,000	Express Scripts Incorporated	6.25	06/15/2014	852,489
500,000	Humana Incorporated	7.20	06/15/2018	580,634
200,000	Laboratory Corporation of America Holdings	5.63	12/15/2015	224,525
500,000	McKesson Corporation	7.50	02/15/2019	628,451
300,000	McKesson HBOC Incorporated	5.25	03/01/2013	324,038
750,000	Medco Health Solutions Incorporated	7.25	08/15/2013	859,709
590,000	Quest Diagnostics Incorporated	4.75	01/30/2020	602,271
40,000	Quest Diagnostics Incorporated	5.75	01/30/2040	39,166
100,000	Quest Diagnostics Incorporated	6.95	07/01/2037	109,425
500,000	UnitedHealth Group Incorporated	4.88	04/01/2013	536,424
500,000	UnitedHealth Group Incorporated	5.00	08/15/2014	549,687
250,000	UnitedHealth Group Incorporated	5.80	03/15/2036	252,631
1,000,000	UnitedHealth Group Incorporated	6.00	02/15/2018	1,153,382
150,000	UnitedHealth Group Incorporated	6.63	11/15/2037	168,983
500,000	UnitedHealth Group Incorporated	6.88	02/15/2038	580,665
100,000	WellPoint Incorporated	5.25	01/15/2016	112,514
135,000	WellPoint Incorporated	5.80	08/15/2040	137,885
725,000	WellPoint Incorporated	5.85	01/15/2036	745,264
500,000	WellPoint Incorporated	5.88	06/15/2017	569,121
500,000	WellPoint Incorporated	7.00	02/15/2019	604,336

				12,680,926

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Life Sciences Tools & Services: 0.03%
$300,000	Life Technologies Corporation	4.40%	03/01/2015	$316,855
250,000	Life Technologies Corporation	6.00	03/01/2020	277,287
500,000	Thermo Fisher Scientific	3.20	05/01/2015	522,771

				1,116,913

Pharmaceuticals: 0.86%
350,000	Abbott Laboratories	2.70	05/27/2015	364,585
350,000	Abbott Laboratories	5.13	04/01/2019	398,623
1,000,000	Abbott Laboratories	5.15	11/30/2012	1,086,400
500,000	Abbott Laboratories	5.30	05/27/2040	520,630
1,000,000	Abbott Laboratories	5.60	11/30/2017	1,167,663
150,000	Abbott Laboratories	5.88	05/15/2016	178,028
300,000	Abbott Laboratories	6.00	04/01/2039	343,665
500,000	Allergan Incorporated	3.38	09/15/2020	490,369
300,000	Bristol-Myers Squibb Company	5.45	05/01/2018	350,550
750,000	Bristol-Myers Squibb Company	5.88	11/15/2036	861,560
250,000	Bristol-Myers Squibb Company	6.13	05/01/2038	297,610
800,000	Eli Lilly & Company	4.20	03/06/2014	870,396
400,000	Eli Lilly & Company	5.50	03/15/2027	440,706
500,000	Eli Lilly & Company	5.95	11/15/2037	564,288
500,000	Genetech Incorporated	4.75	07/15/2015	561,278
250,000	GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	274,141
1,000,000	GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,093,079
1,000,000	GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,174,374
900,000	GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	1,079,083
300,000	Johnson & Johnson	4.50	09/01/2040	288,093
180,000	Johnson & Johnson	4.95	05/15/2033	188,241
1,000,000	Johnson & Johnson	5.15	08/15/2012	1,077,158
250,000	Johnson & Johnson	5.55	08/15/2017	297,238
300,000	Johnson & Johnson	5.85	07/15/2038	352,001
225,000	Merck & Company Incorporated	4.75	03/01/2015	253,325
250,000	Merck & Company Incorporated	5.00	06/30/2019	285,743
400,000	Merck & Company Incorporated	5.75	11/15/2036	449,619
150,000	Merck & Company Incorporated	5.85	06/30/2039	173,057
65,000	Merck & Company Incorporated	5.95	12/01/2028	74,364
1,000,000	Merck & Company Incorporated	6.00	09/15/2017	1,198,109
250,000	Merck & Company Incorporated	6.30	01/01/2026	300,286
595,000	Novartis Capital Corporation	1.90	04/24/2013	608,433
850,000	Novartis Capital Corporation	2.90	04/24/2015	890,661
475,000	Novartis Capital Corporation	4.13	02/10/2014	513,751
500,000	Novartis Capital Corporation	4.40	04/24/2020	545,147
1,400,000	Pfizer Incorporated	4.45	03/15/2012	1,466,186
300,000	Pfizer Incorporated	4.50	02/15/2014	329,406
1,250,000	Pfizer Incorporated	5.35	03/15/2015	1,429,885
500,000	Pfizer Incorporated	5.45	04/01/2017	575,573
500,000	Pfizer Incorporated	5.50	02/01/2014	564,279
180,000	Pfizer Incorporated	5.50	02/15/2016	209,056
350,000	Pfizer Incorporated	5.95	04/01/2037	397,235
625,000	Pfizer Incorporated	6.00	02/15/2036	713,934
800,000	Pfizer Incorporated	6.20	03/15/2019	972,078
500,000	Pfizer Incorporated	6.50	02/01/2034	594,458
750,000	Pfizer Incorporated	7.20	03/15/2039	995,483
350,000	Schering-Plough Corporation	5.30	12/01/2013	392,050
120,000	Schering-Plough Corporation	6.50	12/01/2033	146,804
475,000	Schering-Plough Corporation	6.55	09/15/2037	594,150
200,000	Teva Pharmaceutical Finance LLC	1.50	06/15/2012	202,034
200,000	Teva Pharmaceutical Finance LLC	6.15	02/01/2036	226,969
125,000	Watson Pharmaceuticals Incorporated	5.00	08/15/2014	135,889
130,000	Watson Pharmaceuticals Incorporated	6.13	08/15/2019	149,194

				29,706,917

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Industrials: 1.51%

Aerospace & Defense: 0.42%
$500,000	Boeing Company	1.88%	11/20/2012	$510,110
140,000	Boeing Company	4.88	02/15/2020	156,659
1,000,000	Boeing Company	5.00	03/15/2014	1,116,100
30,000	Boeing Company	5.88	02/15/2040	33,459
300,000	Boeing Company	6.00	03/15/2019	357,312
180,000	Boeing Company	6.13	02/15/2033	203,040
300,000	Boeing Company	6.88	03/15/2039	371,900
500,000	General Dynamics Corporation	4.25	05/15/2013	540,944
500,000	General Dynamics Corporation	5.25	02/01/2014	560,588
550,000	Goodrich Corporation	4.88	03/01/2020	600,628
500,000	Honeywell International Incorporated	3.88	02/15/2014	540,402
500,000	Honeywell International Incorporated	4.25	03/01/2013	537,941
750,000	Honeywell International Incorporated	5.00	02/15/2019	850,127
100,000	Honeywell International Incorporated	5.30	03/01/2018	114,749
250,000	Honeywell International Incorporated	5.70	03/15/2037	277,380
395,000	ITT Corporation	4.90	05/01/2014	431,557
60,000	ITT Corporation	6.13	05/01/2019	69,914
500,000	L-3 Communications Corporation	5.20	10/15/2019	531,154
100,000	Lockheed Martin Corporation	4.12	03/14/2013	106,674
500,000	Lockheed Martin Corporation	4.25	11/15/2019	531,047
150,000	Lockheed Martin Corporation	5.50	11/15/2039	155,545
162,000	Lockheed Martin Corporation	5.72	06/01/2040	172,093
350,000	Lockheed Martin Corporation Series B	6.15	09/01/2036	395,774
300,000	Northrop Grumman Corporation	1.85	11/15/2015	294,631
300,000	Northrop Grumman Corporation	3.50	03/15/2021	289,485
90,000	Northrop Grumman Corporation	3.70	08/01/2014	96,343
85,000	Northrop Grumman Corporation	5.05	08/01/2019	94,164
100,000	Northrop Grumman Corporation	5.05	11/15/2040	96,846
500,000	Raytheon Company	1.63	10/15/2015	491,002
600,000	Raytheon Company	4.40	02/15/2020	639,218
120,000	Raytheon Company	7.20	08/15/2027	151,040
50,000	Rockwell Collins Incorporated	5.25	07/15/2019	55,516
500,000	United Technologies Corporation	4.50	04/15/2020	546,040
350,000	United Technologies Corporation	4.88	05/01/2015	395,754
400,000	United Technologies Corporation	6.05	06/01/2036	457,307
565,000	United Technologies Corporation	6.13	02/01/2019	684,733
500,000	United Technologies Corporation	6.13	07/15/2038	583,184
430,000	United Technologies Corporation	7.50	09/15/2029	565,838

				14,606,198

Air Freight & Logistics: 0.10%
20,000	Fedex Corporation	7.38	01/15/2014	23,395
400,000	Fedex Corporation	8.00	01/15/2019	508,662
100,000	United Parcel Service Incorporated	3.13	01/15/2021	96,572
350,000	United Parcel Service Incorporated	3.88	04/01/2014	378,218
600,000	United Parcel Service Incorporated	4.50	01/15/2013	645,112
100,000	United Parcel Service Incorporated	5.50	01/15/2018	116,365
795,000	United Parcel Service Incorporated	6.20	01/15/2038	945,070
500,000	United Parcel Service Incorporated Class B	5.13	04/01/2019	578,560

				3,291,954

Airlines: 0.07%
194,475	Continental Airlines 2009-2 Class A Pass Through Trust	7.25	05/10/2021	219,270
143,937	Continental Airlines Incorporated	9.00	07/08/2016	166,247
409,964	Continental Airlines Incorporated Series A	5.98	10/19/2023	441,736
200,000	Delta Air Lines Incorporated	4.95	05/23/2019	202,750
93,444	Delta Air Lines Incorporated	6.82	08/10/2022	100,686
196,722	Delta Air Lines Incorporated	7.75	06/17/2021	222,788
190,284	Northwest Airlines Incorporated	7.03	11/01/2019	201,701
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

20

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Airlines (continued)
$500,000	Southwest Airlines Company	5.25%	10/01/2014	$532,002
283,292	United Airlines Incorporated	10.40	05/01/2018	328,619

				2,415,799

Building Products: 0.02%
500,000	Owens Corning Incorporated	6.50	12/01/2016	538,661

Commercial Services & Supplies: 0.24%
1,000,000	Allied Waste North America Incorporated	6.88	06/01/2017	1,108,750
350,000	Avery Dennison Corporation	5.38	04/15/2020	379,020
500,000	Black & Decker	8.95	04/15/2014	611,536
500,000	Block Financial LLC	7.88	01/15/2013	516,645
350,000	Browning-Ferris Industries Incorporated	7.40	09/15/2035	420,266
100,000	Cooper US Incorporated	6.10	07/01/2017	116,456
180,000	CRH America Incorporated	5.30	10/15/2013	192,885
350,000	CRH America Incorporated	6.00	09/30/2016	385,515
350,000	CRH America Incorporated	6.95	03/15/2012	370,123
200,000	CRH America Incorporated	8.13	07/15/2018	237,954
50,000	Equifax Incorporated	7.00	07/01/2037	55,555
300,000	Pitney Bowes Incorporated	4.63	10/01/2012	315,901
500,000	Pitney Bowes Incorporated	5.25	01/15/2037	518,177
250,000	Pitney Bowes Incorporated Series MTN	4.75	01/15/2016	263,196
100,000	Pitney Bowes Incorporated Series MTN	5.75	09/15/2017	106,609
50,000	Republic Services Incorporated	5.25	11/15/2021	54,915
125,000	Republic Services Incorporated	5.50	09/15/2019	139,992
65,000	RR Donnelley & Sons Company	5.50	05/15/2015	67,170
50,000	RR Donnelley & Sons Company	6.13	01/15/2017	52,241
600,000	RR Donnelley & Sons Company	8.60	08/15/2016	695,065
415,000	Waste Management Incorporated	5.00	03/15/2014	453,378
326,000	Waste Management Incorporated	6.10	03/15/2018	376,432
500,000	Waste Management Incorporated	6.13	11/30/2039	541,966
150,000	Waste Management Incorporated	7.75	05/15/2032	186,701

				8,166,448

Construction & Engineering: 0.01%
300,000	MDC Holdings Incorporated	5.50	05/15/2013	309,655
65,000	Toll Brothers Finance Corporation	5.15	05/15/2015	65,693
100,000	Toll Brothers Finance Corporation	6.75	11/01/2019	103,094

				478,442

Electrical Equipment: 0.06%
300,000	Emerson Electric Company	4.13	04/15/2015	326,918
200,000	Emerson Electric Company	4.25	11/15/2020	214,771
100,000	Emerson Electric Company	4.75	10/15/2015	113,236
200,000	Emerson Electric Company	4.88	10/15/2019	224,037
50,000	Emerson Electric Company	5.25	10/15/2018	57,543
500,000	Emerson Electric Company	5.25	11/15/2039	515,114
100,000	Emerson Electric Company	6.13	04/15/2039	116,107
200,000	Hubbell Incorporated	3.63	11/15/2022	195,120
200,000	Roper Industries Incorporated	6.25	09/01/2019	230,506
200,000	Roper Industries Incorporated	6.63	08/15/2013	224,779

				2,218,131

Industrial Conglomerates: 0.15%
300,000	3M Company	4.38	08/15/2013	328,900
0	3M Company	4.50	11/01/2011	0
325,000	3M Company Series MTN	5.70	03/15/2037	365,095
245,000	GATX Corporation	3.50	07/15/2016	246,856
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

21

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Industrial Conglomerates (continued)
$1,660,000	General Electric Company	5.00%	02/01/2013	$1,785,142
1,150,000	General Electric Company	5.25	12/06/2017	1,258,443
250,000	Philips Electronics NV	6.88	03/11/2038	305,842
350,000	Textron Incorporated	7.25	10/01/2019	411,039
350,000	Tyco Electronics Group SA	7.13	10/01/2037	412,992

				5,114,309

Machinery: 0.12%
900,000	Caterpillar Incorporated	6.05	08/15/2036	1,045,900
450,000	Danaher Corporation	5.40	03/01/2019	519,809
200,000	Deere & Company	4.38	10/16/2019	216,729
150,000	Deere & Company	5.38	10/16/2029	161,589
200,000	Dover Corporation	5.38	10/15/2035	208,265
100,000	Dover Corporation	5.45	03/15/2018	114,370
60,000	Dover Corporation	6.60	03/15/2038	73,175
500,000	Eaton Corporation	5.60	05/15/2018	571,193
100,000	Harsco Corporation	2.70	10/15/2015	99,725
300,000	Illinois Tool Works Incorporated	5.15	04/01/2014	337,417
155,000	Illinois Tool Works Incorporated	6.25	04/01/2019	186,422
100,000	Parker Hannifin Corporation	3.50	09/15/2022	98,138
135,000	Parker Hannifin Corporation Series MTN	5.50	05/15/2018	155,480
60,000	Parker Hannifin Corporation Series MTN	6.25	05/15/2038	69,640
150,000	Snap ON Incorporated	6.13	09/01/2021	164,668

				4,022,520

Road & Rail: 0.27%
200,000	Burlington Northern Santa Fe LLC	3.60	09/01/2020	199,342
300,000	Burlington Northern Santa Fe LLC	5.75	05/01/2040	315,371
435,000	Canadian National Railway Company	5.55	03/01/2019	505,290
550,000	Canadian National Railway Company	6.38	11/15/2037	651,728
300,000	Canadian Nationall Railway Company	4.40	03/15/2013	322,591
250,000	CSX Corporation	3.70	10/30/2020	245,107
100,000	CSX Corporation	5.60	05/01/2017	111,510
300,000	CSX Corporation	6.00	10/01/2036	317,103
70,000	CSX Corporation	6.15	05/01/2037	75,373
200,000	CSX Corporation	6.22	04/30/2040	220,860
250,000	CSX Corporation	6.25	04/01/2015	290,560
300,000	CSX Corporation	6.30	03/15/2012	320,055
500,000	CSX Corporation	7.38	02/01/2019	624,783
275,000	Norfolk Southern Corporation	5.59	05/17/2025	297,476
1,100,000	Norfolk Southern Corporation	5.75	04/01/2018	1,266,757
65,000	Norfolk Southern Corporation	5.90	06/15/2019	75,668
500,000	Norfolk Southern Corporation	7.25	02/15/2031	612,705
100,000	Ryder System Incorporated	5.85	03/01/2014	109,800
250,000	Ryder System Incorporated	5.85	11/01/2016	282,117
300,000	Union Pacific Corporation	4.00	02/01/2021	305,779
360,000	Union Pacific Corporation	4.88	01/15/2015	395,368
300,000	Union Pacific Corporation	5.13	02/15/2014	330,390
200,000	Union Pacific Corporation	5.75	11/15/2017	229,625
300,000	Union Pacific Corporation	5.78	07/15/2040	310,845
40,000	Union Pacific Corporation	6.15	05/01/2037	44,058
600,000	Union Pacific Corporation	6.63	02/01/2029	700,049

				9,160,310

Transportation Infrastructure: 0.05%
125,000	Burlington Northern Santa Fe Corporation	4.70	10/01/2019	135,117
500,000	Burlington Northern Santa Fe Corporation	4.88	01/15/2015	550,903
360,000	Burlington Northern Santa Fe Corporation	5.65	05/01/2017	411,094
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

22

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Transportation Infrastructure (continued)
$650,000	Burlington Northern Santa Fe Corporation	6.15%	05/01/2037	$720,099

				1,817,213

Information Technology: 0.98%

Communications Equipment: 0.15%
350,000	Cisco Systems Incorporated	2.90	11/17/2014	368,234
600,000	Cisco Systems Incorporated	4.45	01/15/2020	649,012
600,000	Cisco Systems Incorporated	4.95	02/15/2019	674,717
775,000	Cisco Systems Incorporated	5.50	02/22/2016	904,869
700,000	Cisco Systems Incorporated	5.50	01/15/2040	738,891
500,000	Cisco Systems Incorporated	5.90	02/15/2039	557,016
400,000	Harris Corporation	5.95	12/01/2017	451,549
700,000	Motorola Incorporated	6.00	11/15/2017	768,837
120,000	Motorola Incorporated	7.50	05/15/2025	138,682

				5,251,807

Computers & Peripherals: 0.17%
300,000	Dell Incorporated	4.70	04/15/2013	324,389
200,000	Dell Incorporated	5.63	04/15/2014	223,440
550,000	Dell Incorporated	5.88	06/15/2019	620,111
100,000	Dell Incorporated	6.50	04/15/2038	107,946
200,000	Dell Incorporated	7.10	04/15/2028	226,544
600,000	Hewlett-Packard Company	1.25	09/13/2013	603,527
500,000	Hewlett-Packard Company	4.25	02/24/2012	521,684
500,000	Hewlett-Packard Company	4.50	03/01/2013	538,157
1,500,000	Hewlett-Packard Company	4.75	06/02/2014	1,663,577
500,000	Hewlett-Packard Company	5.50	03/01/2018	580,210
180,000	Hewlett-Packard Company	6.50	07/01/2012	195,853
250,000	Lexmark International Incorporated	6.65	06/01/2018	276,407

				5,881,845

Electronic Equipment & Instruments: 0.06%
500,000	Agilent Technologies Incorporated	5.50	09/14/2015	556,674
60,000	Agilent Technologies Incorporated	6.50	11/01/2017	68,623
150,000	Amphenol Corporation	4.75	11/15/2014	161,442
100,000	Arrow Electronics Incorporated	5.13	03/01/2021	98,246
100,000	Arrow Electronics Incorporated	6.00	04/01/2020	105,392
100,000	Avnet Incorporated	5.88	06/15/2020	104,182
300,000	Avnet Incorporated	6.63	09/15/2016	340,878
250,000	Corning Incorporated	4.25	08/15/2020	256,387
150,000	Corning Incorporated	5.75	08/15/2040	151,267
20,000	Corning Incorporated	6.63	05/15/2019	23,907

				1,866,998

Internet Software & Services: 0.01%
65,000	Ebay Incorporarted	0.88	10/15/2013	64,707
400,000	Ebay Incorporated	1.63	10/15/2015	391,434

				456,141

IT Services: 0.21%
500,000	Computer Sciences Corporation	5.50	03/15/2013	537,636
150,000	Computer Sciences Corporation Series WI	6.50	03/15/2018	166,477
180,000	Electronic Data Systems Corporation Series B	6.00	08/01/2013	202,842
600,000	Fiserv Incorporated	6.13	11/20/2012	652,222
100,000	Fiserv Incorporated	6.80	11/20/2017	113,745
1,000,000	International Business Machines Corporation	1.00	08/05/2013	1,001,395
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

23

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

IT Services (continued)
$250,000	International Business Machines Corporation	2.10%	05/06/2013	$257,596
200,000	International Business Machines Corporation	4.75	11/29/2012	216,054
900,000	International Business Machines Corporation	5.60	11/30/2039	1,001,468
500,000	International Business Machines Corporation	5.70	09/14/2017	587,871
250,000	International Business Machines Corporation	5.88	11/29/2032	285,887
1,000,000	International Business Machines Corporation	7.63	10/15/2018	1,313,221
80,000	The Western Union Company	5.25	04/01/2020	86,185
75,000	The Western Union Company	5.93	10/01/2016	86,632
75,000	The Western Union Company	6.20	11/17/2036	77,058
200,000	The Western Union Company	6.20	06/21/2040	206,060
500,000	The Western Union Company	6.50	02/26/2014	563,712

				7,356,061

Office Electronics: 0.07%
200,000	Xerox Corporation	4.25	02/15/2015	212,937
570,000	Xerox Corporation	5.50	05/15/2012	602,484
200,000	Xerox Corporation	5.63	12/15/2019	221,476
150,000	Xerox Corporation	6.35	05/15/2018	174,665
250,000	Xerox Corporation	6.75	02/01/2017	295,500
100,000	Xerox Corporation	110.00	12/15/2039	115,890
570,000	Xerox Corporation	8.25	05/15/2014	678,449
				2,301,401

Semiconductors & Semiconductor Equipment: 0.04%
250,000	Analog Devices Incorporated	5.00	07/01/2014	274,310
200,000	Broadcom Corporation	2.38	11/01/2015	199,308
300,000	KLA Tencor Corporation	6.90	05/01/2018	337,571
350,000	National Semiconductor	3.95	04/15/2015	364,086

				1,175,275

Software: 0.27%
100,000	Adobe Systems Incorporated	3.25	02/01/2015	103,868
325,000	Adobe Systems Incorporated	4.75	02/01/2020	346,609
500,000	CA Incorporated	5.38	12/01/2019	534,357
115,000	Dun & Bradstreet Corporation	2.88	11/15/2015	115,079
200,000	Intuit Incorporated	5.75	03/15/2017	223,299
600,000	Microsoft Corporation	1.63	09/25/2015	595,177
890,000	Microsoft Corporation	2.95	06/01/2014	936,510
400,000	Microsoft Corporation	3.00	10/01/2020	391,632
175,000	Microsoft Corporation	4.20	06/01/2019	190,370
400,000	Microsoft Corporation	4.50	10/01/2040	381,657
110,000	Microsoft Corporation	5.20	06/01/2039	115,912
500,000	Oracle Corporation	3.75	07/08/2014	540,461
350,000	Oracle Corporation	3.88	07/15/2020	360,341
500,000	Oracle Corporation	4.95	04/15/2013	548,238
600,000	Oracle Corporation	5.00	07/08/2019	671,027
350,000	Oracle Corporation	5.25	01/15/2016	402,295
1,100,000	Oracle Corporation	5.38	07/15/2040	1,139,041
750,000	Oracle Corporation	5.75	04/15/2018	872,455
200,000	Oracle Corporation	6.13	07/08/2039	228,349
250,000	Oracle Corporation	6.50	04/15/2038	299,216
300,000	Symantec Corporation	4.20	09/15/2020	286,285

				9,282,178

Materials: 0.80%

Chemicals: 0.41%
150,000	Air Products & Chemicals Incorporated	4.38	08/21/2019	155,327
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

24

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Chemicals (continued)
$300,000	Airgas Incorporated	2.85%	10/01/2013	$305,966
100,000	Cabot Corporation	5.00	10/01/2016	106,513
250,000	Cytec Industries Incorporated	6.00	10/01/2015	278,349
125,000	Dow Chemical Company	2.50	02/15/2016	121,617
575,000	Dow Chemical Company	4.25	11/15/2020	560,849
500,000	Dow Chemical Company	4.85	08/15/2012	529,986
500,000	Dow Chemical Company	5.90	02/15/2015	560,781
100,000	Dow Chemical Company	6.00	10/01/2012	107,502
600,000	Dow Chemical Company	7.38	11/01/2029	714,580
685,000	Dow Chemical Company	7.60	05/15/2014	799,992
1,155,000	Dow Chemical Company	8.55	05/15/2019	1,458,435
385,000	Dow Chemical Company	9.40	05/15/2039	541,979
700,000	E.I. du Pont de Nemours & Company	3.25	01/15/2015	741,235
400,000	E.I. du Pont de Nemours & Company	4.50	08/15/2019	436,305
200,000	E.I. du Pont de Nemours & Company	4.63	01/15/2020	217,263
565,000	E.I. du Pont de Nemours & Company	4.88	04/30/2014	628,641
300,000	E.I. du Pont de Nemours & Company	4.90	01/15/2041	297,200
200,000	E.I. du Pont de Nemours & Company	5.00	07/15/2013	220,325
250,000	E.I. du Pont de Nemours & Company	5.25	12/15/2016	288,344
25,000	E.I. du Pont de Nemours & Company	5.60	12/15/2036	27,324
625,000	E.I. du Pont de Nemours & Company	6.00	07/15/2018	737,941
250,000	E.I. du Pont de Nemours & Company	6.50	01/15/2028	292,775
200,000	Eastman Chemical Company	7.60	02/01/2027	232,112
65,000	Lubrizol Corporation	5.50	10/01/2014	72,117
250,000	Lubrizol Corporation	8.88	02/01/2019	318,096
500,000	Monsanto Company	5.13	04/15/2018	560,609
100,000	Monsanto Company	5.50	08/15/2025	112,386
50,000	PPG Industries Incorporated	1.90	01/15/2016	48,486
100,000	PPG Industries Incorporated	3.60	11/15/2020	96,025
200,000	PPG Industries Incorporated	5.75	03/15/2013	218,415
100,000	PPG Industries Incorporated	6.65	03/15/2018	118,698
250,000	PPG Industriess Incorporated	7.70	03/15/2038	323,789
600,000	Praxair Incorporated	2.13	06/14/2013	615,763
50,000	Praxair Incorporated	5.20	03/15/2017	56,811
75,000	Praxair Incorporated	5.38	11/01/2016	87,557
150,000	Praxair Incorporated	6.38	04/01/2012	160,864
200,000	Praxair Incorporated t	5.25	11/15/2014	226,809
250,000	RPM International Incorporated	6.50	02/15/2018	274,719
250,000	Sherwin-Williams Company	3.13	12/15/2014	261,724
100,000	Valspar Corporation	7.25	06/15/2019	119,385

				14,033,594

Construction Materials: 0.00%
25,000	Martin Marietta Materials Incorporated	6.25	05/01/2037	24,649
125,000	Martin Marietta Materials Incorporated	6.60	04/15/2018	138,404

				163,053

Containers & Packaging: 0.05%
515,000	Bemis Company Incorporated	5.65	08/01/2014	572,307
10,000	Bemis Company Incorporated	6.80	08/01/2019	11,775
100,000	Bottling Group LLC	4.63	11/15/2012	107,019
750,000	Bottling Group LLC	6.95	03/15/2014	882,806

				1,573,907

Metals & Mining: 0.27%
180,000	Alcan Incorporated	5.00	06/01/2015	198,534
600,000	Alcan Incorporated	6.13	12/15/2033	661,140
25,000	Alcoa Incorporated	5.55	02/01/2017	26,009
350,000	Alcoa Incorporated	5.72	02/23/2019	352,245
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

25

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Metals & Mining (continued)
$300,000	Alcoa Incorporated	5.90%	02/01/2027	$295,069
25,000	Alcoa Incorporated	5.95	02/01/2037	23,730
1,200,000	Alcoa Incorporated«	6.00	07/15/2013	1,311,070
50,000	Alcoa Incorporated	6.75	07/15/2018	54,403
75,000	Alcoa Incorporated	6.75	01/15/2028	76,912
150,000	Allegheny Technologies Incorporated	9.38	06/01/2019	177,919
150,000	BHP Billiton Finance USA Limited	5.25	12/15/2015	169,839
255,000	Cliffs Natural Resources	4.80	10/01/2020	254,582
170,000	Cliffs Natural Resources	6.25	10/01/2040	162,258
250,000	Commercial Metals Company	6.50	07/15/2017	255,486
250,000	Freeport-McMoRan Copper & Gold Incorporated	8.25	04/01/2015	264,688
1,000,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,117,000
225,000	Newmont Mining Corporation	5.13	10/01/2019	251,644
475,000	Newmont Mining Corporation	6.25	10/01/2039	530,999
100,000	Nucor Corporation	5.00	06/01/2013	108,716
500,000	Nucor Corporation	5.75	12/01/2017	581,310
150,000	Nucor Corporation	5.85	06/01/2018	174,392
200,000	Nucor Corporation	6.40	12/01/2037	232,994
440,000	Southern Copper Corporation	6.75	04/16/2040	460,115
150,000	Southern Copper Corporation	7.50	07/27/2035	170,225
90,000	Southern Peru Copper Corporation	5.38	04/16/2020	93,553
350,000	Teck Resources Limited	4.50	01/15/2021	363,690
175,000	Teck Resources Limited	6.00	08/15/2040	182,870
100,000	Vulcan Materials Company	5.60	11/30/2012	106,166
500,000	Vulcan Materials Company	7.00	06/15/2018	549,354
50,000	Vulcan Materials Company	7.15	11/30/2037	49,822

				9,256,734

Paper & Forest Products: 0.07%
65,000	Celulosa Arauco y Constitucion SA	5.63	04/20/2015	70,636
450,000	International Paper Comapny	7.50	08/15/2021	537,345
430,000	International Paper Company	5.30	04/01/2015	468,200
250,000	International Paper Company	7.30	11/15/2039	279,827
500,000	International Paper Company	7.95	06/15/2018	606,373
500,000	Plum Creek Timberlands LP	4.70	03/15/2021	491,660

				2,454,041

Telecommunication Services: 1.08%

Diversified Telecommunication Services: 0.96%
350,000	Alltel Corporation	7.88	07/01/2032	455,089
700,000	American Tower Corporation	5.25	04/15/2013	767,619
500,000	AT&T Incorporated	2.50	08/15/2015	505,247
1,000,000	AT&T Incorporated	4.95	01/15/2013	1,076,973
1,075,000	AT&T Incorporated	5.10	09/15/2014	1,191,131
2,372,000	AT&T Incorporated	5.35	09/01/2040	2,252,200
1,000,000	AT&T Incorporated	5.50	02/01/2018	1,143,017
500,000	AT&T Incorporated	5.60	05/15/2018	575,577
300,000	AT&T Incorporated	5.80	02/15/2019	350,079
1,500,000	AT&T Incorporated	6.30	01/15/2038	1,598,762
570,000	AT&T Incorporated	6.50	09/01/2037	621,025
800,000	AT&T Incorporated	6.55	02/15/2039	882,252
1,350,000	AT&T Incorporated	6.70	11/15/2013	1,551,694
36,000	AT&T Incorporated	8.00	11/15/2031	46,133
1,000,000	AT&T Incorporated	8.13	05/01/2012	1,099,409
1,000,000	AT&T Incorporated	8.75	03/01/2031	1,385,469
750,000	BellSouth Capital Funding Corporation	7.88	02/15/2030	920,329
325,000	BellSouth Corporation	5.20	09/15/2014	361,285
180,000	BellSouth Corporation	6.00	11/15/2034	183,355
180,000	BellSouth Corporation	6.55	06/15/2034	194,682
100,000	CenturyTelelephone Incorporated	5.00	02/15/2015	104,167
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

26

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Telecommunication Services (continued)
$240,000	CenturyTelelephone Incorporated	6.00%	04/01/2017	$252,929
500,000	Deutsche Telekom Internationall Finance BV	9.25	06/01/2032	710,070
650,000	Embarq Corporation	7.08	06/01/2016	732,815
700,000	Embarq Corporation	8.00	06/01/2036	759,875
300,000	Qwest Corporation	6.88	09/15/2033	295,500
500,000	Qwest Corporation	7.50	06/15/2023	495,000
285,000	Qwest Corporation	8.38	05/01/2016	342,000
800,000	Qwest Corporation	8.88	03/15/2012	870,000
350,000	SBC Communications Incorporated	5.63	06/15/2016	402,036
500,000	SBC Communications Incorporated	5.88	08/15/2012	541,767
250,000	Verizon Communications Incorporated	6.25	04/01/2037	274,636
1,000,000	Verizon Communications Incorporated	6.35	04/01/2019	1,196,696
500,000	Verizon Communications Incorporated	6.90	04/15/2038	590,106
1,350,000	Verizon Communications Incorporated	7.35	04/01/2039	1,666,879
1,550,000	Verizon Communications Incorporated	8.75	11/01/2018	2,090,767
500,000	Verizon Communications Incorporated	8.95	03/01/2039	715,259
325,000	Verizon Global Funding Corporation	4.90	09/15/2015	365,835
100,000	Verizon Global Funding Corporation	5.85	09/15/2035	104,640
1,000,000	Verizon Global Funding Corporation	7.38	09/01/2012	1,111,597
850,000	Verizon Global Funding Corporation	7.75	12/01/2030	1,079,722
550,000	Verizon New Jersey Incorporated Series A	5.88	01/17/2012	578,816
467,000	Verizon New York Incorporated Series A	6.88	04/01/2012	500,436

				32,942,875

Wireless Telecommunication Services: 0.12%
500,000	Alltel Corporation	7.00	07/01/2012	545,093
100,000	American Tower Corporation	4.63	04/01/2015	106,504
200,000	American Tower Corporation	5.05	09/01/2020	206,034
350,000	American Tower Corporation	7.00	10/15/2017	406,000
1,500,000	Verizon Wireless Capital LLC	5.55	02/01/2014	1,673,871
250,000	Verizon Wireless Capital LLC	7.38	11/15/2013	292,994
500,000	Verizon Wireless Capital LLC	8.50	11/15/2018	676,527
250,000	Vodafone Group	5.00	09/15/2015	277,253

				4,184,276

Utilities: 2.07%

Electric Utilities: 1.64%
500,000	Alabama Power Company	6.00	03/01/2039	562,527
105,000	Alabama Power Company	6.13	05/15/2038	119,043
100,000	Ameren Energy Generating Company«	6.30	04/01/2020	99,329
100,000	Ameren Energy Generating Company Series H	7.00	04/15/2018	103,204
100,000	Ameren Ill Company	6.13	11/15/2017	114,772
400,000	Ameren Ill Company	6.25	04/01/2018	455,424
75,000	Ameren Union Electric	5.40	02/01/2016	84,642
100,000	Ameren Union Electric	6.00	04/01/2018	113,642
250,000	Amerenenergy Generating Company Series F	7.95	06/01/2032	246,109
600,000	Appalachian Power Company	7.00	04/01/2038	716,394
315,000	Appalachian Power Company Series L	5.80	10/01/2035	310,730
250,000	Arizona Public Service Company	6.50	03/01/2012	265,312
65,000	Atlantic City Electric Company	7.75	11/15/2018	81,989
180,000	Carolina Power & Light Company	5.25	12/15/2015	207,291
800,000	Carolina Power & Light Company	5.30	01/15/2019	916,457
450,000	Centerpoint Energy Houston Series J2	5.70	03/15/2013	495,434
250,000	Centerpoint Energy Houston Series K	6.95	03/15/2033	292,494
250,000	Commonwealth Edison Company	4.70	04/15/2015	276,286
500,000	Commonwealth Edison Company	5.80	03/15/2018	578,736
250,000	Commonwealth Edison Company	5.90	03/15/2036	267,683
65,000	Commonwealth Edison Company Series 100	5.88	02/01/2033	69,183
50,000	Commonwealth Edison Company Series 105	5.40	12/15/2011	52,356
100,000	Connecticut Light & Power Company	5.65	05/01/2018	115,016
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

27

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Electric Utilities (continued)
$200,000	Connecticut Light & Power Company Series A	6.35%	06/01/2036	$235,315
180,000	Consolidated Edison Company of New York Incorporated	4.88	02/01/2013	194,256
600,000	Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	626,431
100,000	Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	116,863
250,000	Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	289,271
500,000	Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	617,170
100,000	Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	122,401
200,000	Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	252,167
100,000	Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	115,689
50,000	Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	57,770
250,000	Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	266,817
150,000	Consumers Energy Company	5.65	09/15/2018	172,404
500,000	Consumers Energy Company	6.70	09/15/2019	612,207
150,000	Consumers Energy Company Series B	5.38	04/15/2013	163,451
500,000	Detroit Edison Company	3.45	10/01/2020	500,191
150,000	Duke Energy Carolinas LLC	5.75	11/15/2013	169,708
100,000	Duke Energy Carolinas LLC	7.00	11/15/2018	126,125
750,000	Duke Energy Corporation	3.35	04/01/2015	788,163
725,000	Duke Energy Corporation	3.95	09/15/2014	774,527
950,000	Duke Energy Corporation	6.30	02/01/2014	1,075,655
75,000	Duke Energy Corporation	6.45	10/15/2032	86,040
750,000	Duke Energy Indiana Incorporated	6.35	08/15/2038	881,458
65,000	Duke Energy Indiana Incorporated	6.45	04/01/2039	77,472
250,000	Duke Energy Ohio Incorporated	5.45	04/01/2019	288,946
500,000	Energy East Corporation	6.75	07/15/2036	531,420
100,000	Entergy Arkansas Incorporated	5.40	08/01/2013	109,166
250,000	Entergy Corporation	5.13	09/15/2020	251,510
120,000	Entergy Gulf States Louisiana LLC	5.59	10/01/2024	133,415
100,000	Entergy Gulf States Louisiana LLC	6.00	05/01/2018	112,748
250,000	Entergy Louisiana LLC	5.40	11/01/2024	277,310
200,000	Entergy Texas Incorporated	7.13	02/01/2019	240,896
375,000	Exelon Corporation	4.90	06/15/2015	407,755
165,000	Exelon Corporation	5.63	06/15/2035	159,484
500,000	Exelon Generation Company LLC	5.20	10/01/2019	540,557
500,000	Exelon Generation Company LLC	6.25	10/01/2039	516,712
430,000	FirstEnergy Corporation Series C	7.38	11/15/2031	457,179
1,200,000	FirstEnergy Solutions Company	4.80	02/15/2015	1,283,956
240,000	FirstEnergy Solutions Company	6.05	08/15/2021	254,635
164,000	FirstEnergy Solutions Company	6.80	08/15/2039	163,895
100,000	Florida Power & Light Company	4.80	03/01/2013	108,056
150,000	Florida Power & Light Company	5.63	04/01/2034	161,645
585,000	Florida Power & Light Company	5.69	03/01/2040	641,462
100,000	Florida Power & Light Company	5.85	05/01/2037	111,061
50,000	Florida Power & Light Company	5.95	02/01/2038	56,575
500,000	Florida Power & Light Company	6.20	06/01/2036	577,659
500,000	Florida Power & Light Company	6.40	06/15/2038	587,791
125,000	Florida Power Corporation	5.65	04/01/2040	134,315
200,000	Florida Power Corporation	5.80	09/15/2017	234,197
100,000	FPL Group Capital Incorporated	2.55	11/15/2013	103,010
750,000	FPL Group Capital Incorporated	6.00	03/01/2019	860,366
125,000	Georgia Power Company	4.25	12/01/2019	132,726
200,000	Georgia Power Company	5.40	06/01/2018	229,185
250,000	Georgia Power Company	5.40	06/01/2040	259,272
225,000	Georgia Power Company	6.00	11/01/2013	255,436
250,000	Georgia Power Company Series 2009A	5.95	02/01/2039	279,378
100,000	Georgia Power Company Series B	5.70	06/01/2017	115,538
250,000	Great Plain Energy Incorporated	6.38	03/01/2018	287,938
500,000	Indiana Michigan Power Company	7.00	03/15/2019	608,978
30,000	Interstate Power & Light Company	6.25	07/15/2039	34,152
100,000	Jersey Central Power & Light Company	5.63	05/01/2016	112,418
250,000	Jersey Central Power & Light Company	7.35	02/01/2019	305,952
200,000	Kansas City Power & Light Company	7.15	04/01/2019	244,313
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

28

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Electric Utilities (continued)
$100,000	LG&E & KU Energy LLC	2.13%	11/15/2015	$98,204
100,000	LG&E & KU Energy LLC	3.75	11/15/2020	97,842
350,000	MidAmerican Energy Company Series MTN	5.13	01/15/2013	379,751
200,000	MidAmerican Energy Holdings Company	3.15	07/15/2012	206,514
250,000	MidAmerican Energy Holdings Company	5.30	03/15/2018	282,210
75,000	MidAmerican Energy Holdings Company	5.80	10/15/2036	81,086
180,000	MidAmerican Energy Holdings Company	5.88	10/01/2012	195,298
300,000	MidAmerican Energy Holdings Company	5.95	05/15/2037	325,129
250,000	MidAmerican Energy Holdings Company	6.13	04/01/2036	277,651
500,000	MidAmerican Energy Holdings Company	6.50	09/15/2037	580,975
200,000	Nevada Power Company	6.75	07/01/2037	233,634
300,000	Nevada Power Company	7.13	03/15/2019	364,934
550,000	Nevada Power Company Series O	6.50	05/15/2018	653,601
180,000	NiSource Finance Corporation	5.25	09/15/2017	192,806
415,000	NiSource Finance Corporation	5.45	09/15/2020	445,284
100,000	NiSource Finance Corporation	6.13	03/01/2022	111,956
100,000	NiSource Finance Corporation	6.40	03/15/2018	113,942
90,000	NiSource Finance Corporation	6.80	01/15/2019	104,704
500,000	NiSource Finance Corporation	10.75	03/15/2016	660,877
150,000	Northern States Power Company Minnesota	1.95	08/15/2015	150,920
500,000	Northern States Power Company Minnesota	5.25	03/01/2018	569,424
40,000	Northern States Power Company Minnesota	5.35	11/01/2039	41,787
300,000	Northern States Power Company Minnesota	6.20	07/01/2037	349,957
250,000	Northern States Power Company Minnesota First Mortgage Bond Series B	8.00	08/28/2012	279,802
250,000	NSTAR Electric Company	4.88	04/15/2014	277,048
100,000	NSTAR Electric Company	5.50	03/15/2040	106,770
200,000	Oglethorpe Power Corporation	5.38	11/01/2040	198,547
150,000	Oglethorpe Power Corporation	5.95	11/01/2039	160,754
65,000	Ohio Power Company	5.38	10/01/2021	72,516
250,000	Ohio Power Company	6.00	06/01/2016	289,610
194,000	Ohio Power Company	6.60	02/15/2033	219,688
100,000	Oklahoma Gas and Electric Company	5.85	06/01/2040	106,540
800,000	Oncor Electric Delivery Company LLC	5.95	09/01/2013	894,130
500,000	Oncor Electric Delivery Company LLC	6.80	09/01/2018	603,696
200,000	Oncor Electric Delivery Company LLC	7.50	09/01/2038	248,085
600,000	PacifiCorp	5.65	07/15/2018	704,180
500,000	PacifiCorp	6.00	01/15/2039	564,027
720,000	PacifiCorp	6.25	10/15/2037	834,036
500,000	PECO Energy Company	5.00	10/01/2014	557,676
350,000	Pepco Holdings Incorporated	2.70	10/01/2015	349,003
250,000	Portland General Electric Company	6.10	04/15/2019	296,880
200,000	Potomac Electric Power	6.50	11/15/2037	235,700
45,000	PPL Electric Utilities Corporation	6.25	05/15/2039	51,946
200,000	PPL Electric Utilities Corporation	7.13	11/30/2013	233,093
500,000	PPL Energy Supply LLC	6.20	05/15/2016	564,778
75,000	Progress Energy Incorporated	4.55	04/01/2020	81,249
300,000	Progress Energy Incorporated	6.00	12/01/2039	326,967
50,000	Progress Energy Incorporated	6.30	04/01/2038	57,939
120,000	Progress Energy Incorporated	7.75	03/01/2031	152,639
700,000	PSEG Power LLC	2.50	04/15/2013	718,633
280,000	PSEG Power LLC	5.13	04/15/2020	301,108
75,000	PSEG Power LLC	8.63	04/15/2031	96,863
50,000	Public Service Company of Colorado	5.13	06/01/2019	56,534
500,000	Public Service Company of Colorado	6.25	09/01/2037	584,679
150,000	Public Service Company of Colorado	7.88	10/01/2012	168,304
40,000	Public Service Company of Oklahoma	5.15	12/01/2019	43,462
1,000,000	Public Service Electric & Gas Company	5.30	05/01/2018	1,141,447
100,000	Public Service Electric & Gas Company Series MTN	5.80	05/01/2037	110,805
150,000	Puget Sound Energy Incorporated	5.76	10/01/2039	154,339
50,000	Puget Sound Energy Incorporated	5.80	03/15/2040	51,729
330,000	Puget Sound Energy Incorporated	6.27	03/15/2037	362,608
530,000	San Diego Gas & Electric Company	6.00	06/01/2039	609,691
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

29

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Electric Utilities (continued)
$525,000	South Carolina Electric & Gas Company	6.50%	11/01/2018	$643,372
700,000	Southern California Edison Company	5.50	03/15/2040	753,007
750,000	Southern California Edison Company	5.75	03/15/2014	850,103
350,000	Southern California Edison Company	6.05	03/15/2039	400,972
100,000	Southern California Edison Company Series 05-A	5.00	01/15/2016	113,514
180,000	Southern California Edison Company Series 05-E	5.35	07/15/2035	187,446
200,000	Southern Company	2.38	09/15/2015	201,007
125,000	Southern Company	4.15	05/15/2014	133,945
600,000	Southern Company Series A	5.30	01/15/2012	629,185
250,000	Southern Power Company Series D	4.88	07/15/2015	276,731
50,000	Southwestern Electric Power	6.20	03/15/2040	51,338
100,000	Southwestern Electric Power Company Series E	5.55	01/15/2017	108,360
100,000	Southwestern Public Service	6.00	10/01/2036	101,254
100,000	Tampa Electric Comapny	6.10	05/15/2018	117,313
75,000	Tampa Electric Company	6.15	05/15/2037	81,706
200,000	Tennessee Valley Authority	4.50	04/01/2018	224,915
400,000	Tennessee Valley Authority	5.25	09/15/2039	441,091
150,000	Tennessee Valley Authority	5.50	07/18/2017	178,088
300,000	Tennessee Valley Authority 1997 Series C	5.88	04/01/2036	360,019
200,000	Tennessee Valley Authority 2005 Series A	4.65	06/15/2035	204,067
200,000	Tennessee Valley Authority Series A	4.88	01/15/2048	207,115
500,000	The Cleveland Electric Illuminating Company	5.95	12/15/2036	490,008
50,000	Toleda Edison Company	6.15	05/15/2037	52,322
75,000	TXU Electric Delivery Company	6.38	05/01/2012	80,402
175,000	TXU Electric Delivery Company	7.00	05/01/2032	202,823
75,000	TXU Electric Delivery Company	7.25	01/15/2033	89,461
80,000	Union Electric Company	8.45	03/15/2039	112,106
100,000	Virginia Electric & Power Company Series B	6.00	01/15/2036	112,139
100,000	Virginia Electric & Power Company	4.75	03/01/2013	107,598
200,000	Virginia Electric & Power Company	5.00	06/30/2019	224,494
605,000	Virginia Electric & Power Company	6.00	05/15/2037	680,330
300,000	Virginia Electric & Power Company	8.88	11/15/2038	437,730
350,000	Wisconsin Electric Power Company	4.25	12/15/2019	374,515
100,000	Wisconsin Electric Power Company	5.63	05/15/2033	106,912
150,000	Wisconsin Electric Power Company	5.70	12/01/2036	162,335
50,000	Wisconsin Power & Light Company	5.00	07/15/2019	55,950
250,000	Wisconsin Power & Light Company	6.38	08/15/2037	289,959

				56,266,230

Gas Utilities: 0.05%
100,000	Atmos Energy Corporation	4.95	10/15/2014	109,310
50,000	Atmos Energy Corporation	6.35	06/15/2017	57,175
250,000	Atmos Energy Corporation	8.50	03/15/2019	322,598
300,000	Consolidated Natural Gas Company Series A	5.00	12/01/2014	333,009
125,000	KeySpan Corporation	5.80	04/01/2035	128,271
65,000	Oneok Incorporated	5.20	06/15/2015	71,560
200,000	Oneok Incorporated	6.00	06/15/2035	201,173
400,000	Panhandle East Pipe Line Company LP	6.20	11/01/2017	437,628
75,000	Southern California Gas Company	5.75	11/15/2035	82,921

				1,743,645

Independent Power Producers & Energy Traders: 0.06%
500,000	Constellation Energy Group Incorporated	7.60	04/01/2032	591,835
300,000	Duke Capital Corporation	6.25	02/15/2013	327,118
300,000	Florida Power Corporation	5.65	06/15/2018	350,054
300,000	Kinder Morgan Energy Partners LP	5.95	02/15/2018	336,368
400,000	Tennessee Valley Authority	6.15	01/15/2038	502,616

				2,107,991

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

30

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Multi-Utilities: 0.29%
$100,000	Alliant Energy Corporation	4.00%	10/15/2014	$105,633
250,000	Ameren Corporation	8.88	05/15/2014	286,620
55,000	Avista Corporation	5.13	04/01/2022	59,058
350,000	Baltimore Gas & Electric Company	5.90	10/01/2016	408,711
250,000	Centerpoint Energy Resources Corporation	5.95	02/01/2017	277,164
100,000	Dominion Resources Incorporated	2.25	09/01/2015	100,164
580,000	Dominion Resources Incorporated	5.20	08/15/2019	651,291
180,000	Dominion Resources Incorporated	5.70	09/17/2012	194,755
750,000	Dominion Resources Incorporated	6.40	06/15/2018	901,454
50,000	Dominion Resources Incorporated Series A	5.60	11/15/2016	57,733
225,000	Dominion Resources Incorporated Series B	5.95	06/15/2035	246,450
350,000	Dominion Resources Incorporated Series C	5.15	07/15/2015	395,690
350,000	DTE Energy Company	6.35	06/01/2016	403,946
50,000	DTE Energy Company	7.63	05/15/2014	58,758
125,000	Duke Capital LLC	5.67	08/15/2014	139,561
100,000	Duke Capital LLC	8.00	10/01/2019	125,326
200,000	Integrys Energy Group	4.17	11/01/2020	198,790
100,000	NSTAR Global Services Incorporated	4.50	11/15/2019	107,268
125,000	Pacific Gas & Electric Company	4.80	03/01/2014	136,503
200,000	Pacific Gas & Electric Company	5.40	01/15/2040	203,716
500,000	Pacific Gas & Electric Company	5.80	03/01/2037	537,100
700,000	Pacific Gas & Electric Company	6.05	03/01/2034	772,215
200,000	Pacific Gas & Electric Company	6.25	12/01/2013	226,439
100,000	Pacific Gas & Electric Company	6.35	02/15/2038	115,122
1,000,000	Pacific Gas & Electric Company	8.25	10/15/2018	1,326,951
100,000	Sempra Energy	6.00	02/01/2013	109,413
1,090,000	Sempra Energy	6.50	06/01/2016	1,293,273
200,000	Veolia Environment	6.00	06/01/2018	229,924
200,000	Veolia Environnement	5.25	06/03/2013	217,343
125,000	Wisconsin Energy Corporation	6.25	05/15/2067	122,500

				10,008,871

Water Utilities: 0.03%
750,000	American Water Capital Corporation	6.09	10/15/2017	862,769

Total Corporate Bonds and Notes (Cost $714,272,516)				752,097,296

Yankee Corporate Bonds and Notes: 3.48%

Consumer Discretionary: 0.08%

Media: 0.08%
250,000	Grupo Televisa SA	6.00	05/15/2018	280,308
500,000	Grupo Televisa SA	6.63	01/15/2040	553,687
125,000	Thomson Reuters Corporation	4.70	10/15/2019	135,898
200,000	Thomson Reuters Corporation	5.70	10/01/2014	227,187
250,000	Thomson Reuters Corporation	5.95	07/15/2013	280,890
500,000	Thomson Reuters Corporation	6.50	07/15/2018	603,405
500,000	WPP Finance UK	8.00	09/15/2014	587,516

				2,668,891

Consumer Staples: 0.08%

Beverages: 0.08%
250,000	Coca-Cola HBC Finance B.V.	5.13	09/17/2013	271,241
50,000	Diageo Capital plc	5.20	01/30/2013	54,460
1,050,000	Diageo Capital plc	5.75	10/23/2017	1,225,080
175,000	Diageo Capital plc	5.88	09/30/2036	190,136
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

31

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Beverages (continued)
$500,000	Diageo Capital plc	7.38%	01/15/2014	$586,043
100,000	Diageo Finance BV	3.25	01/15/2015	105,254
125,000	Diageo Finance BV	5.30	10/28/2015	142,256

				2,574,470

Energy: 0.85%

Energy Equipment & Services: 0.05%
300,000	Trans Canada Pipelines	6.10	06/01/2040	329,204
100,000	Weatherford International Limited	6.00	03/15/2018	110,067
1,000,000	Weatherford International Limited	9.63	03/01/2019	1,288,816

				1,728,087

Oil, Gas & Consumable Fuels: 0.80%
350,000	Alberta Energy Company Limited	7.38	11/01/2031	414,647
150,000	Alberta Energy Company Limited	8.13	09/15/2030	189,587
325,000	Anadarko Finance Company Series B	7.50	05/01/2031	348,757
500,000	BP Capital Markets plc	3.13	03/10/2012	511,371
200,000	BP Capital Markets plc	3.63	05/08/2014	207,652
700,000	BP Capital Markets plc	3.88	03/10/2015	728,750
150,000	BP Capital Markets plc	4.75	03/10/2019	157,434
1,000,000	BP Capital Markets plc	5.25	11/07/2013	1,087,154
100,000	Burlington Resources Finance Company	6.50	12/01/2011	105,709
500,000	Burlington Resources Finance Company	7.20	08/15/2031	609,161
1,150,000	Canadian Natural Resources Limited	5.70	05/15/2017	1,332,666
65,000	Canadian Natural Resources Limited	5.85	02/01/2035	69,797
500,000	Canadian Natural Resources Limited	6.25	03/15/2038	562,274
500,000	Cenovus Energy Incorporated	4.50	09/15/2014	546,022
500,000	Cenovus Energy Incorporated	6.75	11/15/2039	579,194
400,000	Encana Corporation«	6.50	05/15/2019	482,403
350,000	Encana Corporation	6.50	02/01/2038	390,817
154,000	Encana Holdings Finance Corporation	5.80	05/01/2014	173,130
305,000	Husky Energy Incorporated	5.90	06/15/2014	338,189
100,000	Husky Energy Incorporated	6.80	09/15/2037	108,553
100,000	Nexen Incorporated	5.65	05/15/2017	112,346
80,000	Nexen Incorporated	6.20	07/30/2019	92,483
100,000	Nexen Incorporated	6.40	05/15/2037	107,295
560,000	Nexen Incorporated	7.50	07/30/2039	671,222
250,000	Noble Holdings International Limited Corporation	4.90	08/01/2020	268,597
250,000	Noble Holdings International Limited Corporation	7.38	03/15/2014	288,919
250,000	Norsk Hydro ASA	6.80	01/15/2028	307,764
250,000	PC Financial Partnership	5.00	11/15/2014	274,819
700,000	Petro-Canada	5.95	05/15/2035	727,245
400,000	Petro-Canada	6.80	05/15/2038	457,374
440,000	Shell International Finance	1.88	03/25/2013	448,741
950,000	Shell International Finance	4.00	03/21/2014	1,021,302
500,000	Shell International Finance	4.38	03/25/2020	541,308
500,000	Shell International Finance	4.95	03/22/2012	528,509
300,000	Shell International Finance	5.50	03/25/2040	324,674
850,000	Shell International Finance	6.38	12/15/2038	1,010,117
500,000	Shell International Finance BV	3.25	09/22/2015	525,825
500,000	Shell International Finance BV	4.30	09/22/2019	537,314
250,000	Shell International Finance BV	5.20	03/22/2017	286,927
150,000	Statoilhydro ASA	3.88	04/15/2014	161,841
815,000	Statoilhydro ASA	5.25	04/15/2019	930,652
75,000	Suncor Energy Incorporated	5.95	12/01/2034	77,495
900,000	Suncor Energy Incorporated	6.10	06/01/2018	1,046,965
150,000	Suncor Energy Incorporated	6.50	06/15/2038	165,364
250,000	Suncor Energy Incorporated	6.85	06/01/2039	291,688
65,000	Talisman Energy Incorporated	5.13	05/15/2015	71,644
400,000	Talisman Energy Incorporated	6.25	02/01/2038	429,940
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

32

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Oil, Gas & Consumable Fuels (continued)
$415,000	Talisman Energy Incorporated	7.75%	06/01/2019	$525,632
1,000,000	Total Capital SA	3.13	10/02/2015	1,047,631
500,000	Total Capital SA	4.45	06/24/2020	535,149
300,000	TransCanada PipeLines Limited	3.80	10/01/2020	303,058
585,000	TransCanada PipeLines Limited	6.20	10/15/2037	648,775
1,500,000	TransCanada PipeLines Limited	7.13	01/15/2019	1,881,836
500,000	TransCanada PipeLines Limited	7.63	01/15/2039	649,032
500,000	Transocean Incorporated	4.95	11/15/2015	521,289
600,000	Transocean Incorporated	6.00	03/15/2018	641,673

				27,405,712

Financials: 0.93%

Capital Markets: 0.03%
600,000	Nomura Holdings Incorporated	5.00	03/04/2015	633,714
356,000	Nomura Holdings Incorporated	6.70	03/04/2020	390,814

				1,024,528

Commercial Banks: 0.43%
300,000	Bank of Montreal	2.13	06/28/2013	308,362
545,000	Bank of Nova Scotia	2.25	01/22/2013	558,741
500,000	Bank of Nova Scotia	2.38	12/17/2013	517,434
650,000	Bank of Nova Scotia	3.40	01/22/2015	688,517
1,000,000	Barclays Bank plc	2.50	01/23/2013	1,017,744
250,000	Barclays Bank plc	3.90	04/07/2015	261,085
400,000	Barclays Bank plc	5.00	09/22/2016	428,651
500,000	Barclays Bank plc	5.13	01/08/2020	513,500
800,000	Barclays Bank plc	5.20	07/10/2014	874,668
300,000	Barclays Bank plc	5.45	09/12/2012	323,030
750,000	Barclays Bank plc	6.75	05/22/2019	851,138
500,000	BNP Paribas	3.25	03/11/2015	514,885
800,000	HSBC Holdings plc	5.25	12/12/2012	853,351
850,000	HSBC Holdings plc	6.50	09/15/2037	876,464
350,000	HSBC Holdings plc	6.80	06/01/2038	372,729
1,000,000	ICICI Bank Limited	6.63	10/03/2012	1,070,982
800,000	Royal Bank of Canada	2.10	07/29/2013	821,236
250,000	Royal Bank of Canada	2.63	12/15/2015	257,288
360,000	Royal Bank of Scotland Group plc	5.00	10/01/2014	355,627
375,000	Royal Bank of Scotland Group plc	6.40	10/21/2019	377,614
1,050,000	Westpac Banking Corporation	2.25	11/19/2012	1,076,230
780,000	Westpac Banking Corporation	4.20	02/27/2015	834,450
800,000	Westpac Banking Corporation	4.88	11/19/2019	856,938

				14,610,664

Consumer Finance: 0.01%
415,000	Orix Corporation	4.71	04/27/2015	427,221

Diversified Financial Services: 0.41%
165,000	Anglogold Holdings plc	5.38	04/15/2020	173,287
45,000	Anglogold Holdings plc	6.50	04/15/2040	44,972
150,000	ConocoPhillips Canada	5.63	10/15/2016	175,336
1,000,000	Credit Suisse New York NY	3.50	03/23/2015	1,040,604
750,000	Credit Suisse New York NY	5.40	01/14/2020	777,896
1,200,000	Credit Suisse New York NY	5.50	05/01/2014	1,330,327
625,000	Credit Suisse New York NY	6.00	02/15/2018	681,726
500,000	Deutsche Bank AG	3.45	03/30/2015	520,744
750,000	Deutsche Bank AG London	2.38	01/11/2013	765,791
1,000,000	Deutsche Bank AG London	3.88	08/18/2014	1,062,672
1,000,000	Deutsche Bank AG London	4.88	05/20/2013	1,078,349
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

33

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Financial Services (continued)
$1,000,000	Deutsche Bank AG London	6.00%	09/01/2017	$1,148,360
1,000,000	Royal Bank of Scotland plc	4.88	03/16/2015	1,033,576
500,000	UBS AG Stamford CT	3.88	01/15/2015	524,900
1,000,000	UBS AG Stamford CT	5.75	04/25/2018	1,107,223
1,500,000	UBS AG Stamford CT Series DPNT	5.88	12/20/2017	1,675,710
1,000,000	UFJ Finance Aruba AEC	6.75	07/15/2013	1,118,064

				14,259,537

Insurance: 0.05%
500,000	Aegon NV	4.63	12/01/2015	525,317
650,000	AXA SA	8.60	12/15/2030	745,415
65,000	Axis Capital Holdings Limited	5.75	12/01/2014	69,798
312,000	XL Capital Limited	5.25	09/15/2014	329,009

				1,669,539

Health Care: 0.14%

Pharmaceuticals: 0.14%
700,000	AstraZeneca plc	5.40	09/15/2012	758,707
75,000	AstraZeneca plc	5.40	06/01/2014	85,051
500,000	AstraZeneca plc	5.90	09/15/2017	595,302
950,000	AstraZeneca plc	6.45	09/15/2037	1,143,383
200,000	Covidien International Finance SA	1.88	06/15/2013	203,293
150,000	Covidien International Finance SA	2.80	06/15/2015	153,843
100,000	Covidien International Finance SA	5.45	10/15/2012	108,284
600,000	Covidien International Finance SA	6.00	10/15/2017	704,621
50,000	Covidien International Finance SA	6.55	10/15/2037	60,088
500,000	Novartis Securities Investment Limited	5.13	02/10/2019	570,165
500,000	Teva Pharmaceutical Finance LLC	3.00	06/15/2015	518,196

				4,900,933

Industrials: 0.13%

Aerospace & Defense: 0.01%
500,000	Embraer Overseas Limited	6.38	01/15/2020	537,500

Commercial Services & Supplies: 0.08%
65,000	Canadian Pacific Railway Company	7.25	05/15/2019	79,263
250,000	Ingersoll-Rand Global Holding Company	6.88	08/15/2018	296,533
500,000	Ingersoll-Rand Global Holding Company Ltd	9.50	04/15/2014	611,826
500,000	Tyco Electronics Group SA	6.00	10/01/2012	536,069
250,000	Tyco International Finance SA	3.38	10/15/2015	261,914
200,000	Tyco International Finance SA	4.13	10/15/2014	215,789
500,000	Tyco International Finance SA	8.50	01/15/2019	654,804

				2,656,198

Industrial Conglomerates: 0.02%
650,000	Koninklijke Philips Electronics NV	5.75	03/11/2018	749,230

Road & Rail: 0.01%
200,000	Canadian Pacific Limited	4.45	03/15/2023	201,213

Transportation Infrastructure: 0.01%
360,000	Canadian Pacific Railway Company	5.75	03/15/2033	362,038
65,000	Canadian Pacific Railway Company	5.95	05/15/2037	69,580

				431,618

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

34

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Information Technology: 0.02%

Communications Equipment: 0.02%
$500,000	Nokia Corporation	5.38%	05/15/2019	$546,624

Materials: 0.55%

Chemicals: 0.05%
300,000	Agrium Incorporated	6.75	01/15/2019	350,229
560,000	Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	588,673
255,000	Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	272,109
50,000	Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	55,017
200,000	Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	201,330
75,000	Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	78,080
65,000	Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	77,091

				1,622,529

Construction Materials: 0.02%
75,000	Lafarge SA	6.50	07/15/2016	81,773
500,000	Lafarge SA	7.13	07/15/2036	501,175

				582,948

Metals & Mining: 0.47%
750,000	Arcelormittal	5.38	06/01/2013	799,148
500,000	Arcelormittal	7.00	10/15/2039	505,915
425,000	Arcelormittal	9.00	02/15/2015	509,768
1,000,000	Arcelormittal	9.85	06/01/2019	1,265,930
550,000	Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	594,052
650,000	Barrick Gold Corporation	6.95	04/01/2019	811,543
200,000	BHP Billiton Finance USA Limited	5.40	03/29/2017	227,396
800,000	BHP Billiton Finance USA Limited	5.50	04/01/2014	896,262
1,050,000	BHP Billiton Finance USA Limited	6.50	04/01/2019	1,280,311
600,000	Falconbridge Limited	6.00	10/15/2015	670,171
300,000	Rio Tinto Finance USA Limited	5.20	11/02/2040	291,391
750,000	Rio Tinto Finance USA Limited	6.50	07/15/2018	892,905
1,475,000	Rio Tinto Finance USA Limited	8.95	05/01/2014	1,805,161
480,000	Rio Tinto Finance USA Limited	9.00	05/01/2019	657,609
1,250,000	Teck Resources Limited	9.75	05/15/2014	1,543,393
300,000	Vale Overseas Limited	4.63	09/15/2020	302,331
1,155,000	Vale Overseas Limited	6.25	01/23/2017	1,312,303
1,260,000	Vale Overseas Limited	6.88	11/21/2036	1,398,065
130,000	Vale Overseas Limited	6.88	11/10/2039	144,522
300,000	Vale Overseas Limited	8.25	01/17/2034	378,296

				16,286,472

Paper & Forest	Products: 0.01%
350,000	Celulosa Arauco y Constitucion	7.25	07/29/2019	405,150

Telecommunication Services: 0.67%

Diversified Telecommunication Services: 0.45%
350,000	British Telecommunications plc	5.15	01/15/2013	373,460
250,000	British Telecommunications plc	5.95	01/15/2018	276,094
950,000	British Telecommunications plc	9.88	12/15/2030	1,266,502
1,000,000	Deutsche Telekom International Finance BV	5.25	07/22/2013	1,093,748
275,000	Deutsche Telekom International Finance BV	5.75	03/23/2016	315,999
500,000	Deutsche Telekom International Finance BV	6.00	07/08/2019	582,205
830,000	Deutsche Telekom International Finance BV	8.75	06/15/2030	1,126,659
500,000	France Telecom SA	4.38	07/08/2014	543,497
350,000	France Telecom SA	5.38	07/08/2019	397,096
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

35

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Diversified Telecommunication Services (continued)
$925,000	France Telecom SA	8.50%	03/01/2031	$1,262,038
375,000	Royal KPN NV	8.38	10/01/2030	490,298
650,000	Telecom Italia Capital SA	4.95	09/30/2014	679,572
415,000	Telecom Italia Capital SA	5.25	11/15/2013	438,724
200,000	Telecom Italia Capital SA	5.25	10/01/2015	212,100
150,000	Telecom Italia Capital SA	6.00	09/30/2034	127,306
1,000,000	Telecom Italia Capital SA	7.18	06/18/2019	1,126,344
500,000	Telecom Italia Capital SA	7.20	07/18/2036	480,011
500,000	Telecom Italia Capital SA	7.72	06/04/2038	503,820
500,000	Telefonica Emisiones Sau	2.58	04/26/2013	502,067
470,000	Telefonica Emisiones Sau	3.73	04/27/2015	477,933
430,000	Telefonica Emisiones Sau	4.95	01/15/2015	456,849
445,000	Telefonica Emisiones Sau	5.13	04/27/2020	451,240
150,000	Telefonica Emisiones Sau	6.42	06/20/2016	169,390
550,000	Telefonica Emisiones Sau	7.05	06/20/2036	590,398
420,000	Telefonica Europe BV	8.25	09/15/2030	506,213
645,000	Telefonica SA	5.88	07/15/2019	689,054
365,000	Telefonos de Mexico SA de CV	5.50	01/27/2015	404,810

				15,543,427

Wireless Telecommunication Services: 0.22%
500,000	America Movil SAB de CV	3.63	03/30/2015	524,105
1,000,000	America Movil SAB de CV	5.00	03/30/2020	1,065,515
300,000	America Movil SAB de CV	5.50	03/01/2014	331,292
450,000	America Movil SAB de CV	5.63	11/15/2017	504,553
100,000	America Movil SAB de CV	6.13	11/15/2037	108,697
65,000	America Movil SAB de CV	6.38	03/01/2035	72,709
750,000	Rogers Communications Incorporated	6.80	08/15/2018	916,592
500,000	Rogers Wireless Incorporated	7.50	03/15/2015	605,159
400,000	Suncor Energy Incorporated	5.45	06/10/2019	454,033
250,000	Vodafone Group plc	4.15	06/10/2014	266,746
180,000	Vodafone Group plc	4.63	07/15/2018	193,493
1,000,000	Vodafone Group plc	5.00	12/16/2013	1,094,968
75,000	Vodafone Group plc	5.38	01/30/2015	83,579
500,000	Vodafone Group plc	5.63	02/27/2017	568,150
500,000	Vodafone Group plc	6.15	02/27/2037	541,582
250,000	Vodafone Group plc	7.88	02/15/2030	320,393

				7,651,566

Utilities: 0.03%

Independent Power Producers & Energy Traders: 0.01%
400,000	Transalta Corporation	4.75	01/15/2015	430,392
90,000	Transalta Corporation	6.50	03/15/2040	94,824

				525,216

Multi-Utilities: 0.01%
350,000	National Grid plc	6.30	08/01/2016	409,449

Water Utilities: 0.01%
250,000	United Utilities Incorporated	5.38	02/01/2019	266,458

Total Yankee Corporate Bonds and Notes (Cost $113,488,140)				119,685,180

Foreign Government Bonds@: 24.70%
500,000	Australia Commonwealth (AUD)	5.75	05/15/2021	490,584
600,000	Australia Commonwealth (AUD)	6.25	06/15/2014	596,735
900,000	Australia Commonwealth (AUD)	6.25	04/15/2015	900,011
1,150,000	Australia Commonwealth (AUD)	6.50	05/15/2013	1,140,182
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

36

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
1,000,000	Australian Government Bond Series 122 (AUD)	5.25%	03/15/2019	$949,222
700,000	Australian Government Bond Series 123 (AUD)	5.75	04/15/2012	678,881
600,000	Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	536,378
700,000	Australian Government Bond Series 127 (AUD)	4.75	11/15/2012	668,092
300,000	Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	293,643
500,000	Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	485,788
300,000	Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	280,910
400,000	Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	375,026
1,000,000	Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	994,031
350,000	Belgium (Kingdom) (EUR)	2.00	03/28/2012	456,789
550,000	Belgium (Kingdom) (EUR)	2.75	03/28/2016	692,974
1,000,000	Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,287,471
1,800,000	Belgium (Kingdom) (EUR)	3.75	09/28/2020	2,291,350
1,800,000	Belgium (Kingdom) (EUR)	4.00	03/28/2014	2,450,091
850,000	Belgium (Kingdom) (EUR)	4.00	03/28/2022	1,095,211
1,000,000	Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,367,691
450,000	Belgium (Kingdom) (EUR)	4.25	03/28/2041	575,887
2,000,000	Belgium (Kingdom) (EUR)	5.00	09/28/2012	2,741,742
400,000	Belgium (Kingdom) (EUR)	8.00	12/24/2012	582,664
350,000	Belgium (Kingdom) (EUR)	8.00	03/28/2015	545,731
400,000	Belgium (Kingdom) Series 55 (EUR)	4.00	03/28/2019	527,694
885,000	Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	1,320,436
700,000	Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	1,015,309
1,000,000	Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,372,909
680,000	Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	977,050
1,050,000	Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,401,443
500,000	Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	664,965
1,000,000	Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,259,070
400,000	Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	512,076
750,000	Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	1,033,264
2,800,000	Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	3,816,196
750,000	Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	1,000,670
1,500,000	Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	2,082,923
2,250,000	Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	3,126,429
1,500,000	Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	2,108,761
600,000	Bundesrepublik Deutschland (EUR)	4.25	10/12/2012	827,764
1,500,000	Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	2,146,223
1,500,000	Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	2,195,114
1,300,000	Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	2,207,273
1,000,000	Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,858,341
700,000	Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,210,239
750,000	Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	1,397,280
1,400,000	Bundesrepublik Deutschland Series 02 (EUR)	5.00	01/04/2012	1,903,573
2,150,000	Bundesrepublik Deutschland Series 02 (EUR)	5.00	07/04/2012	2,975,700
2,140,000	Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	3,038,777
2,200,000	Bundesrepublik Deutschland Series 03 (EUR)	4.50	01/04/2013	3,071,118
1,160,000	Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,881,571
1,600,000	Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,264,029
1,300,000	Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,808,744
1,900,000	Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	2,672,676
1,100,000	Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,627,313
1,200,000	Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,730,203
1,100,000	Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	1,723,579
1,700,000	Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,487,730
1,900,000	Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	2,690,236
655,000	Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	1,155,496
500,000	Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	784,931
1,400,000	Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	2,399,452
500,000	Canadian Government Bond (CAD)	2.00	06/01/2016	475,676
500,000	Canadian Government Bond (CAD)	1.50	03/01/2012	487,531
1,600,000	Canadian Government Bond (CAD)	1.50	06/01/2012	1,558,650
900,000	Canadian Government Bond (CAD)	1.75	03/01/2013	877,661
900,000	Canadian Government Bond (CAD)	2.00	09/01/2012	883,281
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

37

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
1,100,000	Canadian Government Bond (CAD)	2.00%	12/01/2014	$1,065,818
800,000	Canadian Government Bond (CAD)	2.50	09/01/2013	793,119
400,000	Canadian Government Bond (CAD)	2.50	06/01/2015	393,875
1,500,000	Canadian Government Bond (CAD)	3.00	06/01/2014	1,509,264
600,000	Canadian Government Bond (CAD)	3.00	12/01/2015	602,133
600,000	Canadian Government Bond (CAD)	3.50	06/01/2013	609,182
1,300,000	Canadian Government Bond (CAD)	3.50	06/01/2020	1,310,954
400,000	Canadian Government Bond (CAD)	3.75	06/01/2012	402,638
1,000,000	Canadian Government Bond (CAD)	3.75	06/01/2019	1,029,925
1,300,000	Canadian Government Bond (CAD)	4.00	06/01/2016	1,365,864
500,000	Canadian Government Bond (CAD)	4.00	06/01/2017	526,438
850,000	Canadian Government Bond (CAD)	4.00	06/01/2041	908,168
1,000,000	Canadian Government Bond (CAD)	4.25	06/01/2018	1,068,842
400,000	Canadian Government Bond (CAD)	4.50	06/01/2015	427,291
1,000,000	Canadian Government Bond (CAD)	5.00	06/01/2014	1,072,213
700,000	Canadian Government Bond (CAD)	5.00	06/01/2037	852,649
1,000,000	Canadian Government Bond (CAD)	5.25	06/01/2012	1,028,221
1,000,000	Canadian Government Bond (CAD)	5.75	06/01/2029	1,275,242
1,000,000	Canadian Government Bond (CAD)	5.75	06/01/2033	1,308,256
95,000	Canadian Government Bond (CAD)	8.00	06/01/2023	137,197
593,000	Canadian Government Bond (CAD)	8.00	06/01/2027	909,548
200,000	Canadian Government Series A76 (CAD)	9.00	06/01/2025	320,688
3,000,000	Denmark Government Bond (DKK)	4.00	11/15/2012	552,103
5,925,000	Denmark Government Bond (DKK)	4.00	11/15/2015	1,129,798
3,500,000	Denmark Government Bond (DKK)	4.00	11/15/2017	670,400
7,400,000	Denmark Government Bond (DKK)	4.00	11/15/2019	1,405,300
6,600,000	Denmark Government Bond (DKK)	4.50	11/15/2039	1,446,424
7,400,000	Denmark Government Bond (DKK)	5.00	11/15/2013	1,423,589
0	Denmark Government Bond (DKK)	6.00	11/15/2011	0
1,000,000	Denmark Government Bond (DKK)	7.00	11/10/2024	251,783
1,350,000	France Government Bond OAT (EUR)	3.00	07/12/2014	1,833,258
1,850,000	France Government Bond OAT (EUR)	3.00	10/25/2015	2,501,820
1,800,000	France Government Bond OAT (EUR)	3.25	04/25/2016	2,456,447
1,000,000	France Government Bond OAT (EUR)	3.50	04/25/2015	1,381,996
1,500,000	France Government Bond OAT (EUR)	3.50	04/25/2020	2,010,570
700,000	France Government Bond OAT (EUR)	3.50	04/25/2026	907,427
1,250,000	France Government Bond OAT (EUR)	3.75	01/12/2012	1,673,755
1,400,000	France Government Bond OAT (EUR)	3.75	04/25/2017	1,951,113
1,200,000	France Government Bond OAT (EUR)	3.75	10/25/2019	1,645,778
1,750,000	France Government Bond OAT (EUR)	3.75	04/25/2021	2,388,484
1,500,000	France Government Bond OAT (EUR)	4.00	04/25/2013	2,075,778
1,500,000	France Government Bond OAT (EUR)	4.00	10/25/2013	2,091,101
1,050,000	France Government Bond OAT (EUR)	4.00	04/25/2014	1,472,262
2,000,000	France Government Bond OAT (EUR)	4.00	10/25/2014	2,813,421
1,000,000	France Government Bond OAT (EUR)	4.00	04/25/2018	1,406,438
1,500,000	France Government Bond OAT (EUR)	4.00	10/25/2038	2,087,363
850,000	France Government Bond OAT (EUR)	4.00	04/25/2055	1,193,696
500,000	France Government Bond OAT (EUR)	4.00	04/25/2060	707,567
700,000	France Government Bond OAT (EUR)	4.25	10/25/2018	1,000,944
2,250,000	France Government Bond OAT (EUR)	4.25	04/25/2019	3,208,031
800,000	France Government Bond OAT (EUR)	4.25	10/25/2023	1,135,420
2,500,000	France Government Bond OAT (EUR)	4.50	07/12/2012	3,423,771
700,000	France Government Bond OAT (EUR)	4.50	04/25/2041	1,057,606
2,100,000	France Government Bond OAT (EUR)	4.75	10/25/2012	2,911,213
1,900,000	France Government Bond OAT (EUR)	4.75	04/25/2035	2,919,848
850,000	France Government Bond OAT (EUR)	5.00	04/25/2012	1,164,380
1,800,000	France Government Bond OAT (EUR)	5.00	10/25/2016	2,670,843
2,150,000	France Government Bond OAT (EUR)	5.50	04/25/2029	3,513,405
750,000	France Government Bond OAT (EUR)	5.75	10/25/2032	1,290,084
1,600,000	France Government Bond OAT (EUR)	6.00	10/25/2025	2,691,617
1,900,000	France Government Bond OAT (EUR)	8.50	10/25/2019	3,528,407
800,000	France Government Bond OAT (EUR)	8.50	04/25/2023	1,587,225
1,350,000	France Government Treasury Bill (EUR)	4.25	10/25/2017	1,929,654
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

38

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
1,600,000	French Republic Bond (EUR)	2.50%	01/12/2014	$2,144,110
400,000	French Treasury Note (EUR)	0.75	09/20/2012	516,349
1,350,000	French Treasury Note (EUR)	2.00	07/12/2015	1,749,284
1,400,000	French Treasury Note (EUR)	2.50	01/15/2015	1,863,466
1,000,000	French Treasury Note (EUR)	4.50	07/12/2013	1,402,551
1,600,000	French Treasury Note Series 5 (EUR)	3.75	01/12/2013	2,189,469
1,250,000	Germany Government Bond (EUR)	0.50	06/15/2012	1,616,089
1,150,000	Germany Government Bond (EUR)	0.75	09/14/2012	1,491,833
2,250,000	Germany Government Bond (EUR)	1.00	03/16/2012	2,932,121
350,000	Germany Government Bond (EUR)	1.25	12/16/2011	456,766
750,000	Germany Government Bond (EUR)	1.75	10/09/2015	977,228
1,000,000	Germany Government Bond (EUR)	2.25	04/11/2014	1,344,430
1,000,000	Germany Government Bond (EUR)	2.25	04/10/2015	1,335,396
1,000,000	Germany Government Bond (EUR)	2.50	10/10/2014	1,352,647
1,650,000	Germany Government Bond (EUR)	2.50	02/27/2015	2,226,598
1,200,000	Germany Government Bond (EUR)	3.75	01/04/2017	1,708,520
800,000	Germany Government Bond (EUR)	4.00	04/13/2012	1,084,610
1,000,000	Germany Government Bond (EUR)	4.00	01/04/2018	1,441,875
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	2.00	12/15/2012	1,906,577
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,262,629
750,000	Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	947,058
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	2.50	07/01/2012	1,290,897
1,300,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	03/01/2012	1,691,819
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	2,139,735
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,255,201
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,942,987
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	2,233,630
1,800,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	2,342,472
1,425,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,836,774
1,700,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	2,042,729
900,000	Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,088,267
2,500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	04/15/2012	3,289,487
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,298,946
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	1,237,432
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,611,186
500,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	10/15/2012	663,726
750,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	999,288
2,050,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,731,999
1,300,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	1,731,053
2,750,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	3,541,439
2,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	2,555,628
2,800,000	Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	3,561,669
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	1,322,428
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,311,096
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	1,307,734
800,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,039,240
350,000	Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	427,790
1,900,000	Italy Buoni Poliennali del Tesoro (EUR)	4.75	02/01/2013	2,555,329
2,750,000	Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	3,541,617
1,317,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	02/01/2012	1,752,203
1,200,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2025	1,566,134
1,300,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,613,555
1,400,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,735,857
950,000	Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,169,024
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	5.25	08/01/2017	1,382,099
2,100,000	Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,732,230
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	5.75	07/25/2016	1,410,592
1,000,000	Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,373,013
2,125,000	Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,995,769
1,500,000	Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,226,734
950,000	Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	1,513,566
730,000	Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	1,314,308
500,000	Italy Certificati di Credito del Tesoro (EUR)^	1.37	02/29/2012	626,887
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

39

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
800,000	Italy Certificati di Credito del Tesoro (EUR)^	1.92%	08/31/2012	$988,265
700,000	Italy Certificati di Credito del Tesoro (EUR)^	2.39	04/30/2012	873,180
500,000,000	Japan Government Five Year Bond Series 63 (JPY)	1.20	03/20/2012	6,053,423
167,000,000	Japan Government Five Year Bond Series 66 (JPY)	1.10	09/20/2012	2,028,265
500,000,000	Japan Government Five Year Bond Series 69 (JPY)	0.90	12/20/2012	6,059,338
378,500,000	Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	4,582,939
165,000,000	Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	2,020,423
165,000,000	Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	2,034,959
275,000,000	Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	3,329,205
150,000,000	Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	1,822,621
75,000,000	Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	913,952
275,000,000	Japan Government Five Year Bond Series 83 (JPY)	0.90	06/20/2014	3,352,559
500,000,000	Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	6,053,477
350,000,000	Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	4,236,618
150,000,000	Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	1,808,940
470,000,000	Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	5,642,280
955,000,000	Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	11,454,500
542,000,000	Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	6,464,942
148,000,000	Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	1,811,254
300,000,000	Japan Government Ten Year Bond Series 235 (JPY)	1.40	12/20/2011	3,630,240
262,000,000	Japan Government Ten Year Bond Series 236 (JPY)	1.50	12/20/2011	3,174,010
361,000,000	Japan Government Ten Year Bond Series 237 (JPY)	1.50	03/20/2012	4,387,330
500,000,000	Japan Government Ten Year Bond Series 240 (JPY)	1.30	06/20/2012	6,077,010
410,000,000	Japan Government Ten Year Bond Series 243 (JPY)	1.10	09/20/2012	4,978,607
250,000,000	Japan Government Ten Year Bond Series 244 (JPY)	1.00	12/20/2012	3,035,763
853,000,000	Japan Government Ten Year Bond Series 248 (JPY)	0.70	03/20/2013	10,304,921
867,000,000	Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	10,752,924
400,000,000	Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	4,942,407
500,000,000	Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	6,208,549
500,000,000	Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	6,282,770
421,500,000	Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	5,251,989
350,000,000	Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	4,365,971
300,000,000	Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	3,717,182
282,000,000	Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	3,500,001
330,000,000	Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	4,134,176
500,000,000	Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	6,302,922
253,000,000	Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	3,192,845
100,000,000	Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	1,286,932
400,000,000	Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	5,130,840
150,000,000	Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	1,906,495
330,000,000	Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	4,197,648
700,000,000	Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	8,908,000
820,000,000	Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	10,437,731
440,000,000	Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	5,527,565
125,000,000	Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	1,557,931
200,000,000	Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	2,543,427
300,000,000	Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	3,837,548
400,000,000	Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	5,004,005
200,000,000	Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	2,484,710
300,000,000	Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	3,690,824
320,000,000	Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	3,979,371
250,000,000	Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	3,084,478
370,000,000	Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	4,530,469
525,000,000	Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	6,389,072
450,000,000	Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	5,508,787
150,000,000	Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	1,820,481
492,000,000	Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	5,953,741
150,000,000	Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	1,782,864
202,000,000	Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	2,325,626
488,500,000	Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	6,090,805
100,000,000	Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	1,253,529
125,000,000	Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	1,593,177
435,500,000	Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	5,443,375
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

40

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@(continued)
190,000,000	Japan Government Thirty Year Bond Series 25 (JPY)	2.30%	12/20/2036	$2,374,859
110,000,000	Japan Government Thirty Year Bond Series 26 (JPY)	2.40	03/20/2037	1,401,557
100,000,000	Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	1,301,679
235,000,000	Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	3,054,770
120,000,000	Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	1,530,636
100,000,000	Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	1,259,999
210,000,000	Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	2,626,187
135,000,000	Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	1,653,714
250,000,000	Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	3,142,711
200,000,000	Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	2,467,052
395,000,000	Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	4,720,720
230,000,000	Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	2,828,294
50,000,000	Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	614,851
200,000,000	Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	2,451,743
200,000,000	Japan Government Twenty Year Bond Series 114 (JPY)	2.10	12/20/2029	2,448,056
120,000,000	Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	1,491,560
100,000,000	Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	1,241,649
200,000,000	Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	2,445,040
70,000,000	Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	841,143
326,500,000	Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	3,671,094
165,000,000	Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	2,199,585
165,000,000	Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	2,276,742
335,000,000	Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	4,325,747
100,000,000	Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	1,378,005
250,000,000	Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	3,452,781
200,000,000	Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	2,492,661
585,000,000	Japan Government Twenty Year Bond Series 45 (JPY)	2.40	03/20/2020	7,776,914
300,000,000	Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	3,804,645
325,000,000	Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	4,184,889
82,000,000	Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	898,337
135,000,000	Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	1,769,989
298,500,000	Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	3,727,605
175,000,000	Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	2,201,546
150,000,000	Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	1,853,094
375,000,000	Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	4,810,387
150,000,000	Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	1,896,947
230,000,000	Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	2,862,138
420,000,000	Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	5,176,454
200,000,000	Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	2,517,854
200,000,000	Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	2,479,240
60,000,000	Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	764,885
300,000,000	Japan Government Two Year Bond Series 287 (JPY)	0.30	12/15/2011	3,589,415
400,000,000	Japan Government Two Year Bond Series 288 (JPY)	0.20	01/15/2012	4,780,939
150,000,000	Japan Government Two Year Bond Series 289 (JPY)	0.20	02/15/2012	1,792,836
150,000,000	Japan Government Two Year Bond Series 290 (JPY)	0.20	03/15/2012	1,792,818
200,000,000	Japan Government Two Year Bond Series 291 (JPY)	0.20	04/15/2012	2,390,384
500,000,000	Japan Government Two Year Bond Series 292 (JPY)	0.20	05/15/2012	5,975,839
120,000,000	Japan Government Two Year Bond Series 293 (JPY)	0.20	06/15/2012	1,434,164
250,000,000	Japan Government Two Year Bond Series 294 ( JPY)	0.20	07/15/2012	2,988,111
400,000,000	Japan Government Two Year Bond Series 64 (JPY)	1.50	06/20/2012	4,876,353
325,000,000	Japan Government Two Year Bond Series 67 (JPY)	1.30	09/20/2012	3,960,383
900,000	Netherlands Government Bond (EUR)	1.75	01/15/2013	1,187,043
1,000,000	Netherlands Government Bond (EUR)	2.50	01/15/2012	1,322,519
1,700,000	Netherlands Government Bond (EUR)	2.75	01/15/2015	2,300,457
1,000,000	Netherlands Government Bond (EUR)	3.50	07/15/2020	1,358,514
1,100,000	Netherlands Government Bond (EUR)	3.75	07/15/2014	1,543,141
500,000	Netherlands Government Bond (EUR)	3.75	01/15/2023	690,654
350,000	Netherlands Government Bond (EUR)	3.75	01/15/2042	497,660
850,000	Netherlands Government Bond (EUR)	4.00	07/15/2016	1,210,169
1,000,000	Netherlands Government Bond (EUR)	4.00	07/15/2018	1,419,314
900,000	Netherlands Government Bond (EUR)	4.00	07/15/2019	1,273,843
953,000	Netherlands Government Bond (EUR)	4.00	01/15/2037	1,392,242
1,000,000	Netherlands Government Bond (EUR)	4.25	07/15/2013	1,403,128
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

41

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
900,000	Netherlands Government Bond (EUR)	4.50%	07/15/2017	$1,315,912
750,000	Netherlands Government Bond (EUR)	5.00	07/15/2012	1,037,422
810,000	Netherlands Government Bond (EUR)	5.50	01/15/2028	1,358,436
85,000	Netherlands Government Bond (EUR)	7.50	01/15/2023	159,455
1,000,000	Spain Government Bond (EUR)	2.30	04/30/2013	1,240,015
400,000	Spain Government Bond (EUR)	2.50	10/31/2013	494,926
1,000,000	Spain Government Bond (EUR)	2.75	04/30/2012	1,277,606
750,000	Spain Government Bond (EUR)	3.00	04/30/2015	910,108
1,000,000	Spain Government Bond (EUR)	3.15	01/31/2016	1,198,516
1,000,000	Spain Government Bond (EUR)	3.30	10/31/2014	1,241,183
1,050,000	Spain Government Bond (EUR)	3.80	01/31/2017	1,273,503
900,000	Spain Government Bond (EUR)	3.90	10/31/2012	1,166,481
500,000	Spain Government Bond (EUR)	4.20	07/30/2013	648,441
700,000	Spain Government Bond (EUR)	4.20	01/31/2037	680,168
1,000,000	Spain Government Bond (EUR)	4.25	01/31/2014	1,298,293
2,500,000	Spain Government Bond (EUR)	4.30	10/31/2019	2,974,158
752,000	Spain Government Bond (EUR)	4.40	01/31/2015	968,569
1,500,000	Spain Government Bond (EUR)	4.60	07/30/2019	1,836,899
900,000	Spain Government Bond (EUR)	4.65	07/30/2025	1,021,057
500,000	Spain Government Bond (EUR)	4.70	07/30/2041	512,087
1,900,000	Spain Government Bond (EUR)	4.75	07/30/2014	2,492,168
900,000	Spain Government Bond (EUR)	4.80	01/31/2024	1,063,571
500,000	Spain Government Bond (EUR)	4.85	10/31/2020	613,570
1,000,000	Spain Government Bond (EUR)	4.90	07/30/2040	1,081,458
1,050,000	Spain Government Bond (EUR)	5.00	07/30/2012	1,385,864
1,100,000	Spain Government Bond (EUR)	5.50	07/30/2017	1,456,898
1,250,000	Spain Government Bond (EUR)	5.75	07/30/2032	1,552,128
1,100,000	Spain Government Bond (EUR)	6.00	01/31/2029	1,413,491
1,050,000	Spain Government Bond (EUR)	6.15	01/31/2013	1,418,412
6,000,000	Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	982,066
1,640,000	Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	274,047
3,500,000	Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	508,364
9,000,000	Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	1,396,674
3,000,000	Swedish Government Bond (SEK)	3.50	03/30/2039	422,005
4,000,000	Swedish Government Bond (SEK)	3.75	08/12/2017	603,909
1,300,000	Swedish Government Bond (SEK)	4.50	08/12/2015	202,075
3,800,000	Swedish Government Bond (SEK)	5.50	10/08/2012	578,555
1,050,000	United Kingdom Gilt (EUR)	3.75	09/07/2020	1,688,392
1,200,000	United Kingdom Gilt (EUR)	4.25	12/07/2040	1,865,606
2,750,000	United Kingdom Gilt (GBP)	2.25	03/07/2014	4,400,592
2,200,000	United Kingdom Gilt (GBP)	2.75	01/22/2015	3,557,328
500,000	United Kingdom Gilt (GBP)	3.25	12/07/2011	799,034
2,200,000	United Kingdom Gilt (GBP)	3.75	09/07/2019	3,580,187
1,500,000	United Kingdom Gilt (GBP)	4.00	09/07/2016	2,553,379
800,000	United Kingdom Gilt (GBP)	4.00	03/07/2022	1,296,262
1,000,000	United Kingdom Gilt (GBP)	4.00	01/22/2060	1,492,314
1,400,000	United Kingdom Gilt (GBP)	4.25	12/07/2027	2,237,078
550,000	United Kingdom Gilt (GBP)	4.25	06/07/2032	864,822
1,300,000	United Kingdom Gilt (GBP)	4.25	03/07/2036	2,031,487
1,150,000	United Kingdom Gilt (GBP)	4.25	09/07/2039	1,795,743
1,600,000	United Kingdom Gilt (GBP)	4.25	12/07/2046	2,501,038
1,000,000	United Kingdom Gilt (GBP)	4.25	12/07/2049	1,566,104
1,175,000	United Kingdom Gilt (GBP)	4.25	12/07/2055	1,850,682
2,500,000	United Kingdom Gilt (GBP)	4.50	03/07/2013	4,201,463
1,800,000	United Kingdom Gilt (GBP)	4.50	03/07/2019	3,102,216
1,900,000	United Kingdom Gilt (GBP)	4.50	09/07/2034	3,072,504
900,000	United Kingdom Gilt (GBP)	4.50	12/07/2042	1,466,260
2,575,000	United Kingdom Gilt (GBP)	4.75	09/07/2015	4,519,080
2,900,000	United Kingdom Gilt (GBP)	4.75	03/07/2020	5,058,189
2,150,000	United Kingdom Gilt (GBP)	4.75	12/07/2030	3,619,111
1,400,000	United Kingdom Gilt (GBP)	4.75	12/07/2038	2,369,478
1,400,000	United Kingdom Gilt (GBP)	5.00	03/07/2012	2,297,486
2,585,000	United Kingdom Gilt (GBP)	5.00	09/07/2014	4,524,326
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

42

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Foreign Government Bonds@ (continued)
1,600,000	United Kingdom Gilt (GBP)	5.00%	03/07/2018	$2,864,068
1,550,000	United Kingdom Gilt (GBP)	5.00	03/07/2025	2,719,572
2,100,000	United Kingdom Gilt (GBP)	5.25	06/07/2012	3,490,783
1,500,000	United Kingdom Gilt (GBP)	6.00	12/07/2028	2,926,034
900,000	United Kingdom Gilt (GBP)	8.00	12/07/2015	1,804,449
1,600,000	United Kingdom Gilt (GBP)	8.00	06/07/2021	3,525,519
200,000	United Kingdom Gilt (GBP)	8.75	08/25/2017	432,592

Total Foreign Government Bonds (Cost $831,453,433)				849,186,800

Municipal Bonds and Notes: 0.01%

Nevada: 0.00%
$50,000	County of Clark NV Build America Bonds Series B (Airport Revenue)	6.88	07/01/2042	51,268

Texas: 0.01%
100,000	Dallas TX Independent School District (Property Tax Revenue PF-GTD Insured)	6.45	02/15/2035	104,162

Total Municipal Bonds and Notes (Cost $151,502)				155,430

Agency Securities: 28.74%

Federal Farm Credit Bank: 0.13%
100,000	FFCB	0.40	11/02/2012	99,626
100,000	FFCB	0.62	09/10/2012	100,008
200,000	FFCB	0.80	12/17/2012	200,029
200,000	FFCB	0.88	10/28/2013	198,875
500,000	FFCB	1.00	03/28/2013	500,152
200,000	FFCB	1.00	06/17/2013	200,039
300,000	FFCB	1.75	02/21/2013	306,407
250,000	FFCB	1.88	12/07/2012	256,298
2,600,000	FFCB	2.63	04/17/2014	2,736,750

				4,598,184

Federal Home Loan Bank: 0.87%
1,000,000	FHLB	0.55	12/03/2012	995,617
1,000,000	FHLB	0.50	08/23/2012	998,771
200,000	FHLB	0.63	10/18/2012	199,685
1,000,000	FHLB	0.63	11/23/2012	995,031
500,000	FHLB	0.63	12/03/2012	498,156
500,000	FHLB	0.70	05/22/2013	496,597
100,000	FHLB	0.75	04/25/2013	99,814
1,000,000	FHLB	0.80	11/18/2013	993,598
1,000,000	FHLB	0.88	08/22/2012	1,005,210
500,000	FHLB	0.88	10/28/2013	497,846
200,000	FHLB	0.88	11/22/2013	198,266
1,000,000	FHLB	0.88	12/27/2013	998,993
500,000	FHLB	1.00	11/18/2013	497,530
200,000	FHLB	1.00	08/22/2014	197,719
830,000	FHLB	1.13	05/18/2012	837,243
200,000	FHLB	1.55	11/18/2015	198,297
750,000	FHLB	1.63	11/21/2012	764,814
500,000	FHLB	1.63	03/20/2013	510,561
2,500,000	FHLB	1.75	08/22/2012	2,550,518
1,500,000	FHLB	1.88	06/21/2013	1,542,489
200,000	FHLB	2.15	10/26/2016	199,115
1,000,000	FHLB	2.25	04/13/2012	1,023,605
1,000,000	FHLB	2.75	03/13/2015	1,056,298
1,500,000	FHLB	3.38	02/27/2013	1,589,532
1,000,000	FHLB	4.75	12/16/2016	1,152,466
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

43

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Bank (continued)
$1,000,000	FHLB	4.88%	09/08/2017	$1,156,325
1,500,000	FHLB	5.00	11/17/2017	1,751,823
100,000	FHLB	5.13	08/14/2013	111,657
100,000	FHLB	5.38	09/30/2022	119,119
1,000,000	FHLB	5.75	05/15/2012	1,075,817
1,500,000	FHLB # 432	4.50	09/16/2013	1,651,986
2,000,000	FHLB # 363	4.50	11/15/2012	2,150,888
400,000	FHLB # 467	5.25	06/18/2014	459,699
1,250,000	FHLB # 656	5.38	05/18/2016	1,479,543

				30,054,628

Federal Home Loan Mortgage Corporation: 9.55%
7,000,000	FHLMC%%	4.00	10/15/2040	7,094,066
500,000	FHLMC	0.63	12/03/2012	498,747
500,000	FHLMC	0.63	05/23/2013	497,257
200,000	FHLMC	0.70	04/29/2013	199,344
100,000	FHLMC	0.75	09/17/2012	100,096
200,000	FHLMC	0.80	09/28/2012	200,177
200,000	FHLMC	0.80	12/21/2012	200,122
100,000	FHLMC	0.95	03/07/2013	100,114
500,000	FHLMC	1.00	12/09/2013	498,306
500,000	FHLMC	1.00	01/27/2014	498,242
400,000	FHLMC	1.13	12/15/2011	402,692
150,000	FHLMC	1.13	04/25/2012	151,268
200,000	FHLMC	1.13	12/16/2013	200,039
200,000	FHLMC	1.20	09/24/2013	200,176
200,000	FHLMC	1.20	04/28/2014	200,194
375,000	FHLMC	1.25	09/28/2012	375,191
200,000	FHLMC	1.25	09/30/2013	200,339
500,000	FHLMC	1.35	03/28/2014	501,539
250,000	FHLMC	1.45	02/24/2014	250,578
2,000,000	FHLMC	1.63	04/15/2013	2,042,270
1,000,000	FHLMC	1.75	06/15/2012	1,018,557
500,000	FHLMC	1.75	11/23/2015	497,320
300,000	FHLMC	1.88	06/20/2012	306,185
200,000	FHLMC	1.88	03/08/2013	200,656
600,000	FHLMC	2.00	04/27/2012	603,416
4,000,000	FHLMC	2.13	03/23/2012	4,083,376
2,000,000	FHLMC	2.13	09/21/2012	2,055,204
250,000	FHLMC	2.13	10/07/2013	251,470
250,000	FHLMC	2.13	08/25/2015	250,721
500,000	FHLMC	2.50	04/08/2013	503,614
800,000	FHLMC	2.50	01/07/2014	838,977
1,250,000	FHLMC	2.50	04/23/2014	1,312,958
2,750,000	FHLMC	2.88	02/09/2015	2,919,568
1,000,000	FHLMC	3.00	07/28/2014	1,070,506
200,000	FHLMC	3.00	12/30/2014	200,478
1,500,000	FHLMC	3.63	10/18/2013	1,615,431
2,000,000	FHLMC	3.75	06/28/2013	2,155,398
900,000	FHLMC	3.75	03/27/2019	961,696
2,000,000	FHLMC%%	4.00	11/15/2024	2,075,312
5,000,000	FHLMC%%	4.50	02/15/2040	5,191,405
2,000,000	FHLMC	4.63	10/25/2012	2,152,932
2,000,000	FHLMC	4.75	11/17/2015	2,292,718
800,000	FHLMC	4.88	11/15/2013	894,544
1,700,000	FHLMC	4.88	06/13/2018	1,958,743
802,650	FHLMC	5.00	10/01/2024	852,339
1,200,000	FHLMC	5.13	07/15/2012	1,287,881
650,000	FHLMC	5.25	04/18/2016	763,400
1,500,000	FHLMC«	5.50	08/13/2014	1,738,944
650,000	FHLMC	5.50	07/18/2016	774,576
2,000,000	FHLMC	5.50	08/23/2017	2,387,964
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

44

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)
$250,000	FHLMC	5.50%	07/15/2036	$290,457
150,000	FHLMC	5.55	10/04/2016	156,112
1,000,000	FHLMC	6.00	04/16/2037	1,056,754
200,000	FHLMC	6.25	07/15/2032	256,320
300,000	FHLMC	6.75	03/15/2031	401,121
4,561,108	FHLMC #A79832	6.00	07/01/2038	4,950,897
4,889,739	FHLMC #A93505	4.50	08/01/2040	5,082,342
4,979,832	FHLMC #A93700	4.50	09/01/2040	5,194,657
2,991,013	FHLMC #A94175	4.00	10/01/2040	3,038,059
10,000,000	FHLMC #A95393	4.00	12/01/2040	10,146,875
4,823,563	FHLMC #C03467	5.50	04/01/2040	5,173,820
2,010,025	FHLMC #1J1139 ±	4.71	06/01/2038	2,120,945
271,377	FHLMC #1J1368 ±	5.58	10/01/2036	286,437
2,151,129	FHLMC #1Q0612 ±	5.52	08/01/2038	2,299,247
322,084	FHLMC #783191 ±	5.63	04/01/2037	345,427
4,429,410	FHLMC #A11964	5.00	08/01/2033	4,707,989
998,125	FHLMC #A15183	6.00	11/01/2033	1,098,396
658,398	FHLMC #A15966	5.00	11/01/2033	699,807
973,207	FHLMC #A16693	5.50	12/01/2033	1,050,566
625,036	FHLMC #A19717	5.00	03/01/2034	663,565
1,429,611	FHLMC #A24888	6.00	07/01/2034	1,566,080
1,437,283	FHLMC #A29757	5.50	01/01/2035	1,547,039
1,273,201	FHLMC #A35253	5.50	06/01/2035	1,392,708
2,145,955	FHLMC #A35743	5.00	07/01/2035	2,276,897
795,980	FHLMC #A36541	5.00	08/01/2035	844,549
706,154	FHLMC #A41694	5.50	01/01/2036	760,078
1,802,887	FHLMC #A43030	6.00	02/01/2036	1,961,468
2,037,385	FHLMC #A47041	5.00	09/01/2035	2,187,170
243,706	FHLMC #A54804	6.50	06/01/2036	270,884
438,784	FHLMC #A55537	5.00	12/01/2036	464,461
929,925	FHLMC #A56988	5.50	02/01/2037	997,451
190,943	FHLMC #A58285	6.00	03/01/2037	207,261
1,286,601	FHLMC #A58420	5.50	03/01/2037	1,380,026
408,832	FHLMC #A64581	6.00	08/01/2037	443,770
459,499	FHLMC #A64624	6.00	08/01/2037	498,768
443,255	FHLMC #A64825	6.00	08/01/2037	482,244
640,752	FHLMC #A65018	6.00	08/01/2037	695,510
41,065	FHLMC #A65173	6.00	09/01/2037	44,575
473,595	FHLMC #A65773	6.00	09/01/2037	514,068
423,513	FHLMC #A66706	6.00	10/01/2037	459,706
763,923	FHLMC #A68939	6.00	11/01/2037	831,117
246,636	FHLMC #A69303	6.00	11/01/2037	267,714
521,585	FHLMC #A71048	6.00	12/01/2037	566,160
456,628	FHLMC #A75076	6.50	03/01/2038	506,170
1,772,488	FHLMC #A77194	5.50	05/01/2038	1,911,165
305,720	FHLMC #A77988	6.00	06/01/2038	331,846
341,760	FHLMC #A78253	6.00	06/01/2038	370,967
751,799	FHLMC #A79523	6.00	07/01/2038	816,048
132,840	FHLMC #A79972	6.00	08/01/2038	144,192
499,534	FHLMC #A80659	5.00	02/01/2037	528,765
669,013	FHLMC #A80882	6.00	08/01/2038	726,186
1,157,215	FHLMC #A80985	6.00	08/01/2038	1,256,110
503,373	FHLMC #A81606	6.00	09/01/2038	546,390
847,237	FHLMC #A81619	6.00	09/01/2038	919,642
697,749	FHLMC #A81884	5.50	09/01/2038	748,197
353,763	FHLMC #A82134	6.00	10/01/2038	383,995
10,238	FHLMC #A83580	6.00	12/01/2038	11,113
627,722	FHLMC #A85636	6.00	04/01/2039	680,974
1,872,398	FHLMC #A85718	4.00	04/01/2039	1,904,189
1,726,913	FHLMC #A86314	4.00	05/01/2039	1,752,457
484,630	FHLMC #A86755	4.00	06/01/2039	491,799
7,263,214	FHLMC #A86951	4.50	06/01/2039	7,549,305
18,725	FHLMC #A86958	6.00	06/01/2039	20,325
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

45

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)
$389,662	FHLMC #A87820	6.00%	08/01/2039	$422,719
2,641,823	FHLMC #A87994	5.00	08/01/2039	2,809,626
17,414,872	FHLMC #A87997	5.00	08/01/2039	18,448,479
4,539,188	FHLMC #A88483	5.00	09/01/2039	4,808,774
407,799	FHLMC #A88938	6.00	09/01/2039	442,395
4,662,872	FHLMC #A88958	4.50	09/01/2039	4,846,538
16,239	FHLMC #A89388	6.00	10/01/2039	17,616
2,293,543	FHLMC #A89607	5.50	11/01/2039	2,458,652
4,839,371	FHLMC #A90319	5.00	12/01/2039	5,152,807
4,870,854	FHLMC #A90590	4.50	01/01/2040	5,080,978
5,483,034	FHLMC #A91526	4.50	03/01/2040	5,736,702
9,718,917	FHLMC #A92487	5.00	06/01/2040	10,336,242
9,708,500	FHLMC #A92506	5.00	06/01/2040	10,325,164
392,039	FHLMC #C03063	6.50	10/01/2037	434,779
930,762	FHLMC #C03461	4.00	02/01/2040	944,530
10,387,216	FHLMC #C03466	5.50	03/01/2040	11,141,470
2,640,729	FHLMC #E01425	4.50	08/01/2018	2,787,544
234,898	FHLMC #E95352	4.50	04/01/2018	249,625
1,009,649	FHLMC #G01740	5.50	12/01/2034	1,088,643
693,713	FHLMC #G02074	5.50	02/01/2036	746,687
314,304	FHLMC #G02184	5.00	04/01/2036	333,482
658,939	FHLMC #G02386	6.00	11/01/2036	716,898
267,083	FHLMC #G02422	6.00	12/01/2036	290,576
1,098,262	FHLMC #G02478	5.50	12/01/2036	1,180,071
861,347	FHLMC #G02744	6.00	03/01/2037	937,110
114,193	FHLMC #G03120	6.00	08/01/2037	123,952
541,402	FHLMC #G03303	4.50	09/01/2035	565,096
245,402	FHLMC #G03392	6.00	10/01/2037	266,374
2,467,886	FHLMC #G03616	6.00	12/01/2037	2,678,789
213,313	FHLMC #G03734	6.00	01/01/2038	231,543
532,499	FHLMC #G04051	6.00	02/01/2038	578,006
134,742	FHLMC #G04063	6.00	02/01/2038	146,257
2,777,875	FHLMC #G04162	5.50	04/01/2038	2,993,476
514,490	FHLMC #G04173	6.50	12/01/2037	574,760
9,687,282	FHLMC #G04214	5.50	05/01/2038	10,387,683
372,501	FHLMC #G04316	6.00	05/01/2038	405,266
981,551	FHLMC #G04378	6.50	03/01/2038	1,088,559
1,548,680	FHLMC #G04385	5.50	07/01/2038	1,660,652
222,925	FHLMC #G04447	6.00	06/01/2038	241,976
2,045,067	FHLMC #G04448	5.50	07/01/2038	2,192,927
382,017	FHLMC #G04607	6.00	09/01/2038	414,664
175,156	FHLMC #G05204	6.00	01/01/2036	192,752
1,673,283	FHLMC #G05354	5.00	03/01/2039	1,780,508
216,531	FHLMC #G05369	6.00	03/01/2039	235,035
129,287	FHLMC #G05411	6.50	01/01/2039	143,382
3,757,582	FHLMC #G05633	5.50	08/01/2039	4,051,571
1,358,404	FHLMC #G05669	6.50	04/01/2039	1,506,496
2,550,374	FHLMC #G05680	6.50	04/01/2039	2,828,415
14,426,025	FHLMC #G05792	4.50	02/01/2040	15,039,335
13,966	FHLMC #G08180	6.00	02/01/2037	15,195
305,383	FHLMC #G08190	4.50	01/01/2037	317,602
230,177	FHLMC #G08192	5.50	04/01/2037	246,891
10,800	FHLMC #G08193	6.00	04/01/2037	11,723
881,164	FHLMC #G08368	4.50	10/01/2039	915,872
551,431	FHLMC #G11950	4.50	10/01/2018	586,005
2,713,932	FHLMC #G12491	5.00	01/01/2022	2,895,511
179,882	FHLMC #G12697	5.50	05/01/2022	195,007
23,755	FHLMC #G12741	6.00	08/01/2022	26,049
424,805	FHLMC #G13032	6.00	09/01/2022	465,834
900,538	FHLMC #G13151	6.00	03/01/2023	987,515
323,668	FHLMC #G13223	4.00	05/01/2023	336,483
65,072	FHLMC #G13232	5.00	06/01/2023	69,101
5,085,492	FHLMC #G13300	4.50	05/01/2023	5,356,665
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

46

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)
$2,726,401	FHLMC #G13727	5.50%	11/01/2017	$2,955,646
1,770,153	FHLMC #G13838	5.00	05/01/2025	1,879,736
333,449	FHLMC #G18274	6.00	09/01/2023	364,300
475,663	FHLMC #G18280	5.50	11/01/2023	515,658
836,992	FHLMC #G18320	4.00	08/01/2024	869,347
3,361	FHLMC #J02886	6.00	06/01/2021	3,702
406,895	FHLMC #J04533	6.00	03/01/2022	445,432
11,027	FHLMC #J04871	6.00	05/01/2022	12,071
384,308	FHLMC #J05191	6.00	07/01/2022	420,705
15,310	FHLMC #J05194	5.00	07/01/2022	16,258
107,594	FHLMC #J05195	5.00	07/01/2022	114,792
359,206	FHLMC #J05228	5.00	07/01/2022	381,443
224,459	FHLMC #J05243	5.00	07/01/2022	238,354
71,239	FHLMC #J05408	5.00	08/01/2022	75,649
230,751	FHLMC #J05455	5.00	09/01/2022	245,036
268,191	FHLMC #J08096	5.00	06/01/2023	284,794
43,476	FHLMC #J08112	5.00	06/01/2023	46,168
264,907	FHLMC #J08719	4.50	04/01/2024	281,682
37,081	FHLMC #J08719	5.00	10/01/2023	39,377
12,839	FHLMC #J09641	5.00	04/01/2024	13,634
50,981	FHLMC #J10539	5.00	08/01/2024	54,137
1,743,834	FHLMC #J10575	4.50	08/01/2024	1,848,809
907,189	FHLMC #J10903	5.00	10/01/2024	963,349
660,992	FHLMC #J11159	4.50	11/01/2024	695,412
1,326,282	FHLMC #J11703	4.50	02/01/2025	1,406,121
6,779,673	FHLMC #J11824	4.00	03/01/2025	7,054,461
1,972,065	FHLMC #J12250	4.00	06/01/2025	2,051,995
1,389,108	FHLMC #Z40003	6.00	11/01/2036	1,506,952

				328,182,432

Federal National Mortgage Association: 13.15%
200,000	FNMA	0.75	09/17/2012	200,191
500,000	FNMA	0.75	12/06/2012	499,554
200,000	FNMA	0.75	10/25/2013	198,986
100,000	FNMA	0.75	11/22/2013	99,499
200,000	FNMA	0.80	09/28/2012	200,150
200,000	FNMA	0.80	11/29/2013	199,267
2,000,000	FNMA	0.88	01/12/2012	2,007,888
100,000	FNMA	0.88	12/28/2012	99,892
500,000	FNMA	0.88	11/04/2013	495,981
500,000	FNMA	1.00	04/04/2012	503,355
500,000	FNMA	1.00	09/23/2013	501,879
100,000	FNMA	1.00	10/15/2013	99,756
1,000,000	FNMA	1.00	11/29/2013	997,787
500,000	FNMA	1.00	04/25/2014	497,176
250,000	FNMA	1.00	05/16/2014	248,164
500,000	FNMA	1.13	09/17/2013	500,579
500,000	FNMA	1.13	10/08/2013	498,954
200,000	FNMA	1.13	12/01/2013	199,954
200,000	FNMA	1.15	11/18/2014	198,399
700,000	FNMA	1.25	06/22/2012	707,910
200,000	FNMA	1.25	09/30/2013	200,273
100,000	FNMA	1.25	10/28/2014	99,278
250,000	FNMA	1.35	02/24/2014	250,383
200,000	FNMA	1.50	08/26/2014	200,097
500,000	FNMA	1.50	09/23/2014	500,922
400,000	FNMA	1.50	11/23/2015	394,760
100,000	FNMA	1.52	10/28/2015	98,746
250,000	FNMA	1.55	08/12/2014	250,386
500,000	FNMA	1.55	10/27/2015	493,534
100,000	FNMA	1.63	11/09/2015	99,253
500,000	FNMA	1.65	10/29/2015	494,638
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

47

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)
$3,000,000	FNMA	1.75%	08/10/2012	$3,060,780
500,000	FNMA	1.75	12/28/2012	499,721
200,000	FNMA	1.75	12/28/2012	201,236
2,500,000	FNMA	1.75	02/22/2013	2,560,155
2,000,000	FNMA	1.75	05/07/2013	2,050,208
100,000	FNMA	1.85	09/09/2015	99,873
350,000	FNMA	1.88	04/20/2012	356,634
200,000	FNMA	1.88	10/15/2015	199,350
200,000	FNMA	2.00	09/30/2015	199,784
200,000	FNMA	2.00	11/30/2015	199,413
300,000	FNMA	2.00	03/28/2016	300,211
500,000	FNMA	2.13	01/25/2013	501,044
1,000,000	FNMA	2.38	07/28/2015	1,037,413
2,500,000	FNMA	2.50	05/15/2014	2,618,805
700,000	FNMA	2.63	11/20/2014	736,876
300,000	FNMA^	2.68	06/01/2017	251,994
1,500,000	FNMA	2.88	12/11/2013	1,588,266
2,500,000	FNMA	3.00	09/16/2014	2,666,663
100,000	FNMA	3.13	01/21/2015	100,358
4,000,000	FNMA%%	3.50	10/25/2025	4,090,624
500,000	FNMA	4.00	01/20/2017	502,362
100,000	FNMA	4.00	09/30/2025	98,469
3,000,000	FNMA%%	4.00	10/25/2040	3,046,407
6,990,590	FNMA	4.00	11/01/2040	7,108,193
1,500,000	FNMA	4.38	09/15/2012	1,601,628
3,500,000	FNMA	4.38	03/15/2013	3,790,840
2,000,000	FNMA%%	4.50	03/25/2024	2,108,438
8,000,000	FNMA%%	4.50	01/25/2040	8,327,504
600,000	FNMA	4.63	10/15/2013	663,723
200,000	FNMA^	4.73	10/09/2019	132,064
950,000	FNMA	4.88	12/15/2016	1,100,956
500,000	FNMA	5.00	02/13/2017	579,705
1,200,000	FNMA	5.00	05/11/2017	1,393,528
2,618,290	FNMA	5.00	10/01/2039	2,778,462
2,000,000	FNMA%%	5.00	04/25/2039	2,120,624
1,200,000	FNMA	5.25	08/01/2012	1,287,222
1,500,000	FNMA	5.38	06/12/2017	1,775,228
1,000,000	FNMA	5.38	04/11/2022	1,062,226
200,000	FNMA	5.45	10/18/2021	232,100
8,000,000	FNMA%%	5.50	02/25/2023	8,693,752
75,000	FNMA	5.63	11/15/2021	78,385
150,000	FNMA	5.63	07/15/2037	176,902
700,000	FNMA	6.13	03/15/2012	750,204
200,000	FNMA	6.21	08/06/2038	253,929
1,300,000	FNMA	6.63	11/15/2030	1,714,921
500,000	FNMA	7.13	01/15/2030	697,960
1,300,000	FNMA	7.25	05/15/2030	1,814,079
11,847,551	FNMA #839466	4.50	09/01/2035	12,390,115
331,498	FNMA #889984	6.50	10/01/2038	368,104
310,567	FNMA #899686	6.50	08/01/2037	344,861
61,485	FNMA #930627	4.00	02/01/2024	63,996
2,848,235	FNMA #930739	4.00	03/01/2024	2,964,538
188,605	FNMA #931252	4.00	05/01/2024	196,306
349,032	FNMA #935711	4.00	10/01/2024	363,284
17,217	FNMA #944777	6.50	09/01/2037	19,118
2,028,494	FNMA #947986	6.50	11/01/2037	2,252,493
10,001,459	FNMA #950698	6.00	10/01/2037	10,895,245
29,674	FNMA #959805	6.50	11/01/2037	32,951
76,950	FNMA #965307	6.50	09/01/2038	85,430
7,380,503	FNMA #972609	5.50	04/01/2038	7,939,493
22,499	FNMA #990703	6.50	09/01/2038	25,054
2,798,120	FNMA #995258	5.50	01/01/2039	3,010,483
4,496,732	FNMA #995896	5.00	06/01/2039	4,772,266
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

48

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)
$2,995,553	FNMA #AA3349	3.50%	10/01/2040	$2,948,691
3,993,950	FNMA #AA3886	4.50	11/01/2040	4,161,877
569,792	FNMA #AA8408	4.00	06/01/2024	593,058
391,644	FNMA #AC3004	4.00	09/01/2024	407,636
394,133	FNMA #AD2344	4.00	03/01/2025	411,212
2,640,010	FNMA #AE0443	6.50	10/01/2039	2,931,536
2,720,322	FNMA # 995838	5.50	05/01/2039	2,926,780
353,045	FNMA #190360	5.00	08/01/2035	375,525
4,424,173	FNMA #190396	4.50	06/01/2039	4,610,881
40,990	FNMA #253879	6.00	07/01/2016	44,815
694,721	FNMA #254950	5.50	11/01/2033	752,006
397,813	FNMA #255407	5.00	09/01/2024	424,612
366,377	FNMA #255857	5.50	08/01/2025	398,271
406,330	FNMA #256702	4.50	03/01/2022	429,833
109,390	FNMA #256758	4.50	05/01/2022	115,649
161,932	FNMA #256851	7.00	08/01/2037	183,827
228,616	FNMA #257084	6.00	01/01/2018	248,723
204,740	FNMA #310044	6.00	04/01/2014	223,460
47,469	FNMA #323099	6.00	04/01/2013	51,809
24,084	FNMA #323250	6.00	08/01/2013	25,312
144,862	FNMA #535733	6.50	08/01/2015	158,358
547,680	FNMA #545414	5.50	01/01/2017	596,042
455,342	FNMA #725690	6.00	08/01/2034	500,018
313,150	FNMA #725773	5.50	09/01/2034	338,580
813,735	FNMA #729333	5.50	07/01/2033	880,833
9,017,200	FNMA #735141	5.50	01/01/2035	9,749,464
8,338,479	FNMA #735382	5.00	04/01/2035	8,874,636
538,820	FNMA #745526	6.00	05/01/2021	590,109
418,264	FNMA #745627 ±	5.53	04/01/2036	447,292
1,956,891	FNMA #745886	5.50	04/01/2036	2,112,136
99,833	FNMA #753669	6.00	11/01/2033	110,096
1,190,602	FNMA #767097	4.00	06/01/2019	1,249,636
620,493	FNMA #775199 ±	4.29	05/01/2034	647,853
629,984	FNMA #776966	5.00	04/01/2034	673,247
1,872,112	FNMA #777075	5.00	04/01/2034	1,994,828
343,464	FNMA #779510	5.00	06/01/2019	370,036
1,112,256	FNMA #783852	5.50	07/01/2034	1,202,580
1,658,025	FNMA #793607	5.00	09/01/2019	1,778,007
401,514	FNMA #793675	6.00	09/01/2034	440,909
471,874	FNMA #794514	5.00	10/01/2019	508,380
332,161	FNMA #795047	5.50	10/01/2034	359,135
406,287	FNMA #796334	6.00	10/01/2034	446,150
486,170	FNMA #804666	6.00	11/01/2034	533,871
1,075,457	FNMA #805412	5.50	01/01/2035	1,160,776
425,162	FNMA #811460	5.00	06/01/2020	455,397
267,237	FNMA #812338	6.00	03/01/2035	292,455
66,336	FNMA #821030	4.50	05/01/2035	69,374
157,352	FNMA #822651	4.50	04/01/2035	164,558
1,788,216	FNMA #824601	5.50	12/01/2034	1,933,433
2,716,107	FNMA #826590	5.00	06/01/2035	2,889,053
324,928	FNMA #828346	5.00	07/01/2035	345,617
119,964	FNMA #828698	5.00	07/01/2035	127,603
413,985	FNMA #829190	5.00	07/01/2035	440,345
227,662	FNMA #830177	6.00	11/01/2038	247,936
392,163	FNMA #830957	5.50	08/01/2035	423,274
317,184	FNMA #831406	6.00	03/01/2036	346,694
516,807	FNMA #831625	7.00	06/01/2036	586,656
562,006	FNMA #831697	6.00	09/01/2036	613,284
26,185	FNMA #832199	4.50	07/01/2035	27,384
978,096	FNMA #834657	5.50	08/01/2035	1,055,691
1,612,594	FNMA #835284	5.50	09/01/2035	1,746,572
2,049,673	FNMA #835331	5.50	08/01/2035	2,212,279
214,180	FNMA #836068	4.50	10/01/2020	227,639
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

49

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)
$389,330	FNMA #836958	4.50%	10/01/2035	$407,159
1,933,873	FNMA #839064	6.00	01/01/2036	2,116,363
916,438	FNMA #843901	4.50	09/01/2035	958,406
3,216,168	FNMA #844158	5.00	11/01/2035	3,420,956
2,969,378	FNMA #844703	5.50	12/01/2035	3,204,946
154,634	FNMA #845782	4.50	10/01/2020	164,352
291,156	FNMA #847926	4.50	12/01/2020	309,453
747,296	FNMA #851264	5.50	05/01/2021	824,026
2,098,189	FNMA #865283	5.50	02/01/2036	2,260,710
809,864	FNMA #868424 ±	5.73	03/01/2036	868,967
406,600	FNMA #872244	6.00	05/01/2021	445,557
278,318	FNMA #878198	5.50	09/01/2036	299,876
110,382	FNMA #884631	6.50	06/01/2036	122,882
565,146	FNMA #885593	6.00	09/01/2036	616,711
438,260	FNMA #888221	5.50	03/01/2037	472,206
2,384,635	FNMA #888645	5.00	08/01/2037	2,531,259
365,142	FNMA #888815	4.50	11/01/2022	386,263
301,710	FNMA #888890	6.50	10/01/2037	335,876
48,459	FNMA #889495	6.50	03/01/2038	53,811
255,503	FNMA #892546	6.00	09/01/2021	279,983
1,222,086	FNMA #895995	6.50	07/01/2036	1,364,903
549,637	FNMA #897130	6.50	09/01/2036	614,281
228,247	FNMA #899953	6.00	12/01/2037	248,645
85,904	FNMA #900959	6.50	09/01/2036	95,631
1,516,372	FNMA #902738	5.00	11/01/2036	1,610,083
84,430	FNMA #904767 ±	5.43	12/01/2036	89,806
1,464,312	FNMA #907051 ±	5.57	10/01/2037	1,557,872
286,458	FNMA #907860 ±	5.49	02/01/2037	302,930
243,950	FNMA #908182	5.50	12/01/2021	265,339
932,110	FNMA #908249	6.50	12/01/2036	1,037,661
603,018	FNMA #909855	5.50	02/01/2037	661,786
356,517	FNMA #910093 ±	5.74	03/01/2037	379,616
101,558	FNMA #910535 ±	5.55	01/01/2037	108,261
205,418	FNMA #914224 ±	5.40	03/01/2037	217,653
348,988	FNMA #915356	4.50	05/01/2023	368,520
414,733	FNMA #917101	5.00	05/01/2037	440,233
1,050,415	FNMA #917882	5.00	05/01/2037	1,115,002
186,395	FNMA #918049	6.50	05/01/2037	207,560
1,045,258	FNMA #918506	5.50	05/01/2037	1,128,508
848,925	FNMA #918619	5.50	06/01/2037	919,455
2,140,681	FNMA #919640	6.00	09/01/2037	2,331,984
108,790	FNMA #922123	6.50	04/01/2037	121,722
654,362	FNMA #922675 ±	4.78	06/01/2035	686,857
776,169	FNMA #928414	6.50	06/01/2037	867,457
256,420	FNMA #928433	7.00	05/01/2037	291,091
335,882	FNMA #928507	6.50	06/01/2037	377,171
580,261	FNMA #928774	6.00	10/01/2022	634,315
1,816,668	FNMA #929723	6.00	07/01/2038	1,978,448
1,108,304	FNMA #929953	5.50	09/01/2038	1,192,245
774,397	FNMA #930324	6.00	12/01/2038	843,359
4,728,892	FNMA #930849	4.00	04/01/2024	4,921,989
624,428	FNMA #931011	5.00	04/01/2024	664,994
1,991,555	FNMA #931227	4.50	05/01/2039	2,087,738
1,539,261	FNMA #931409	4.00	06/01/2024	1,602,114
8,866,121	FNMA #932473	4.50	02/01/2040	9,240,286
8,567,164	FNMA #932491	4.50	02/01/2040	8,980,919
844,772	FNMA #933465	5.50	02/01/2038	908,886
4,890,310	FNMA #933559	5.50	02/01/2038	5,260,695
314,321	FNMA #934568	6.00	09/01/2038	342,312
254,222	FNMA #934699	6.00	12/01/2038	276,861
5,293	FNMA #937055	6.50	05/01/2037	5,878
2,494,635	FNMA #941102	6.50	09/01/2037	2,770,108
2,857,709	FNMA #941164	6.00	10/01/2037	3,136,309
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

50

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)
$179,911	FNMA #945074	7.00%	08/01/2037	$204,237
311,658	FNMA #945909	6.00	08/01/2037	339,509
250,824	FNMA #946008	6.00	09/01/2037	273,239
311,706	FNMA #946045	6.00	09/01/2037	339,561
566,468	FNMA #947654	6.00	10/01/2037	617,090
211,868	FNMA #947992	6.00	11/01/2037	230,801
124,376	FNMA #948007	6.50	10/01/2037	138,111
275,077	FNMA #949473	6.00	09/01/2037	299,659
324,049	FNMA #949594	6.00	08/01/2022	354,236
564,376	FNMA #950300	6.00	08/01/2037	617,633
167,125	FNMA #950929	6.00	11/01/2037	182,060
183,064	FNMA #952033	4.50	05/01/2023	193,310
15,185	FNMA #953017	6.00	10/01/2037	16,542
293,076	FNMA #953436	6.50	11/01/2037	325,439
4,420,285	FNMA #955488	6.50	10/01/2037	4,908,400
414,267	FNMA #955801	6.00	10/01/2037	451,288
1,869,957	FNMA #960622	6.00	01/01/2038	2,037,066
2,525,856	FNMA #962302	4.50	03/01/2038	2,632,057
2,170,244	FNMA #963318	5.00	05/01/2023	2,311,016
570,888	FNMA #964234	6.00	07/01/2023	623,268
554,791	FNMA #964241	6.00	07/01/2038	604,197
296,672	FNMA #964657	6.00	08/01/2038	323,091
137,135	FNMA #964796	6.00	08/01/2038	149,347
18,300	FNMA #964924	6.00	09/01/2038	19,930
301,762	FNMA #965105	6.00	09/01/2038	328,635
280,151	FNMA #965308	6.00	09/01/2038	305,099
236,938	FNMA #965649	6.00	01/01/2038	258,112
610,689	FNMA #966039	5.50	02/01/2038	657,037
246,704	FNMA #968280	6.00	02/01/2038	268,673
257,460	FNMA #969628	6.00	01/01/2038	280,468
261,535	FNMA #969862	6.00	05/01/2038	284,825
370,129	FNMA #970535	5.50	10/01/2023	402,387
66,189	FNMA #971075	5.50	02/01/2024	71,958
144,572	FNMA #972134	6.50	01/01/2038	160,506
470,798	FNMA #972172	6.00	02/01/2038	514,048
1,185,607	FNMA #973827	4.50	03/01/2023	1,253,446
99,079	FNMA #973996	6.00	02/01/2023	108,169
684,407	FNMA #974571	5.00	11/01/2036	728,414
367,201	FNMA #974886 ±	4.35	04/01/2038	387,058
192,231	FNMA #975288	4.50	05/01/2023	202,989
1,199,509	FNMA #975365	5.00	06/01/2023	1,277,314
503,779	FNMA #979639	5.00	06/01/2023	536,456
566,255	FNMA #982876	5.00	05/01/2023	607,444
328,444	FNMA #983111	5.50	09/01/2023	357,068
95,912	FNMA #983518	4.50	05/01/2023	101,280
641,662	FNMA #984260	5.50	05/01/2023	700,929
316,483	FNMA #985509	6.00	09/01/2038	344,667
1,210,966	FNMA #985815	6.00	07/01/2038	1,318,807
183,842	FNMA #986250	6.00	07/01/2038	200,213
368,597	FNMA #987128	6.00	09/01/2038	401,421
127,417	FNMA #987283	6.50	07/01/2038	141,460
353,134	FNMA #987380	6.00	10/01/2023	385,534
129,140	FNMA #988044	6.00	08/01/2038	140,640
226,162	FNMA #988220	6.50	09/01/2038	251,773
414,204	FNMA #988714	6.00	10/01/2038	451,090
192,932	FNMA #988746	6.00	11/01/2023	210,634
13,237	FNMA #988953	5.50	08/01/2023	14,430
363,575	FNMA #990051	6.00	09/01/2038	395,952
735,512	FNMA #990080	6.00	08/01/2038	801,012
241,804	FNMA #990285	6.00	10/01/2038	263,337
307,660	FNMA #990380	6.50	09/01/2038	341,568
542,001	FNMA #990543	6.00	09/01/2038	590,268
184,332	FNMA #990741	6.00	09/01/2038	200,747
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

51

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)
$124,587	FNMA #991859	6.00%	10/01/2038	$135,682
441,965	FNMA #991932	6.00	12/01/2023	482,515
8,301	FNMA #992042	7.00	10/01/2038	9,411
3,735,411	FNMA #992235	6.00	11/01/2038	4,068,061
318,729	FNMA #992312	6.00	10/01/2038	347,113
354,901	FNMA #992490	5.50	11/01/2023	385,831
389,425	FNMA #992940	6.00	11/01/2038	424,104
311,278	FNMA #993091	6.00	01/01/2039	338,999
259,180	FNMA #993164	6.00	11/01/2038	282,260
28,689	FNMA #994282	5.50	11/01/2023	31,189
239,865	FNMA #994339	6.00	01/01/2039	261,151
756,721	FNMA #994436	6.00	12/01/2038	824,109
2,507,334	FNMA #994897	5.50	09/01/2033	2,714,866
14,503,886	FNMA #995119	5.50	11/01/2038	15,602,392
2,024,566	FNMA #995692	4.50	05/01/2024	2,137,878
165,643	FNMA #995778	6.00	11/01/2017	180,789
5,467,675	FNMA #995901	4.50	07/01/2024	5,766,860
390,524	FNMA #A82829	6.00	11/01/2038	423,898
260,098	FNMA #AA0731	6.50	02/01/2039	288,738
263,059	FNMA #AA0781	6.00	04/01/2039	286,403
605,532	FNMA #AA1090	4.50	12/01/2023	639,423
369,603	FNMA #AA3078	4.50	02/01/2039	385,143
2,590,462	FNMA #AA3295	4.00	02/01/2039	2,634,041
4,200,229	FNMA #AA4662	4.50	05/01/2039	4,403,081
1,017,350	FNMA #AA7895	4.00	06/01/2024	1,058,892
2,866,149	FNMA #AB1048	4.50	05/01/2040	2,995,615
5,738,086	FNMA #AC1258	4.00	08/01/2039	5,848,963
9,521,576	FNMA #AC1616	5.00	08/01/2039	10,104,052
1,288,074	FNMA #AC1928	4.00	08/01/2039	1,309,743
3,536,039	FNMA #AC2181	4.00	08/01/2039	3,595,526
3,777,949	FNMA #AC2968	4.50	09/01/2039	3,962,768
23,433	FNMA #AC2998	6.00	09/01/2024	25,723
4,508,236	FNMA #AC7962	4.50	01/01/2025	4,754,921
950,716	FNMA #AC8563	4.00	01/01/2040	966,710
6,410,926	FNMA #AD0891	5.00	03/01/2025	6,826,768
5,301,985	FNMA #AD1654	4.50	03/01/2040	5,561,361
5,179,352	FNMA #AD3770	4.00	03/01/2025	5,432,924
4,929,384	FNMA #AD4317	4.00	04/01/2040	5,012,311
15,782,975	FNMA #AD7134	5.00	07/01/2040	16,837,266
2,538,901	FNMA #AD7948	4.50	06/01/2040	2,645,650
4,902,906	FNMA #AE1173	4.00	07/01/2025	5,115,365
2,903,555	FNMA 906270	6.00	01/01/2037	3,170,670

				452,217,641

Government National Mortgage Association: 5.04%
6,000,000	GNMA	4.00	12/01/2099	6,150,936
4,000,000	GNMA	4.50	12/01/2099	4,201,248
3,000,000	GNMA	6.00	12/01/2099	3,307,032
1,108	GNMA #337120	6.50	11/15/2023	1,258
1,502	GNMA #379192	6.50	12/15/2023	1,705
13,794,458	GNMA #487721	4.50	03/15/2039	14,512,740
1,248,827	GNMA #520782	5.00	03/15/2035	1,341,318
753,677	GNMA #605373	5.50	09/15/2034	823,775
30,343	GNMA #617417	6.50	02/15/2037	34,243
572,359	GNMA #617522	6.00	05/15/2037	631,674
150,015	GNMA #625436	6.50	09/15/2036	169,236
375,526	GNMA #632007	6.50	10/15/2036	423,664
965,791	GNMA #633305	5.50	12/15/2035	1,054,561
809,846	GNMA #648391	5.50	11/15/2035	884,282
561,590	GNMA #651722	5.50	02/15/2036	612,067
278,620	GNMA #651882	6.50	09/15/2036	314,318
518,505	GNMA #653068	5.50	03/15/2036	571,915
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

52

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Government National Mortgage Association (continued)
$631,736	GNMA #654920	6.00%	06/15/2036	$709,642
138,137	GNMA #658328	4.50	03/15/2037	145,502
9,368	GNMA #659749	6.50	11/15/2036	10,594
51,629	GNMA #663342	6.50	12/15/2036	58,373
48,858	GNMA #664629	7.00	03/15/2037	55,317
90,476	GNMA #667470	6.00	05/15/2037	99,852
283,504	GNMA #668585	6.00	08/15/2037	312,884
310,856	GNMA #669078	6.00	06/15/2037	343,071
152,151	GNMA #671433	6.00	07/15/2037	167,919
198,406	GNMA #672938	6.50	08/15/2038	223,393
211,287	GNMA #673220	6.00	10/15/2038	233,117
1,651,904	GNMA #676678	6.00	01/15/2038	1,822,579
161,310	GNMA #676812	6.50	04/15/2038	181,625
14,432,740	GNMA #676977	5.00	05/15/2038	15,483,624
5,779,257	GNMA #677213	5.50	08/15/2038	6,374,565
393,033	GNMA #677314	5.50	09/15/2038	433,518
190,973	GNMA #677606	6.50	12/15/2037	215,054
22,803	GNMA #681324	6.50	05/15/2038	25,674
200,710	GNMA #681332	6.50	05/15/2038	226,457
367,032	GNMA #683124	5.50	03/15/2038	399,334
35,679	GNMA #684230	6.50	08/15/2038	40,172
7,548	GNMA #691547	6.50	07/15/2038	8,545
139,864	GNMA #693431	5.50	06/15/2038	152,173
1,702,977	GNMA #694553	5.50	12/15/2038	1,852,852
9,116	GNMA #695742	6.50	11/15/2038	10,264
206,159	GNMA #695746	6.00	11/15/2038	227,460
188,011	GNMA #696456	5.50	08/15/2038	204,557
404,522	GNMA #697595	6.50	11/15/2038	455,467
1,272,444	GNMA #698033	5.50	01/15/2039	1,384,429
945,105	GNMA #698223	4.00	06/15/2039	970,726
2,731,689	GNMA #698308	4.50	05/15/2039	2,890,148
1,184,722	GNMA #698507	6.00	10/15/2038	1,307,128
191,042	GNMA #698624	6.00	10/15/2038	210,781
561,652	GNMA #699457	6.00	10/15/2038	619,682
620,333	GNMA #700069	6.50	12/15/2038	698,456
275,743	GNMA #700821	6.50	10/15/2038	310,469
720,955	GNMA #702172	4.00	07/15/2039	740,500
225,959	GNMA #702190	4.00	07/15/2039	232,084
10,745	GNMA #704277	6.50	02/15/2039	12,099
1,386,691	GNMA #704439	4.50	03/15/2039	1,463,663
131,524	GNMA #706004	6.00	10/15/2038	145,114
9,356,521	GNMA #709475	5.00	06/15/2039	10,037,793
202,782	GNMA #709484	5.50	07/15/2039	220,628
708,319	GNMA #711321	6.00	01/15/2039	781,503
2,301,589	GNMA #712488	4.50	06/15/2039	2,421,434
1,284,809	GNMA #712495	4.50	06/15/2039	1,351,709
11,809,927	GNMA #713866	5.00	09/15/2039	12,762,103
9,747,443	GNMA #713872	4.50	09/15/2039	10,254,995
107,892	GNMA #716343	6.00	06/15/2039	119,579
132,610	GNMA #716586	6.00	08/15/2039	146,311
2,784,566	GNMA #716792	4.50	04/15/2039	2,929,559
1,327,681	GNMA #722269	4.50	09/15/2039	1,396,814
178,629	GNMA #722785	6.00	10/15/2039	197,085
3,000,001	GNMA #723234	4.50	10/15/2039	3,156,212
2,782,719	GNMA #723449	5.00	11/15/2039	3,007,076
1,928,282	GNMA #723526	4.50	12/15/2039	2,040,137
4,706,170	GNMA #723616	5.00	01/15/2040	5,085,605
3,230,665	GNMA #726000	4.50	05/15/2040	3,429,174
3,661,574	GNMA #728627	4.50	01/15/2040	3,852,234
2,833,468	GNMA #737011	5.00	02/15/2040	3,061,917
4,000,003	GNMA #739142	4.50	06/15/2040	4,208,285
2,035,447	GNMA #745086	4.50	06/15/2040	2,153,519
76,509	GNMA #782167	6.00	06/15/2037	84,517
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

53

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Government National Mortgage Association (continued)
$1,968,675	GNMA #782273	5.50%	02/15/2038	$2,145,369
2,043,231	GNMA #782365	6.00	07/15/2038	2,255,402
815,214	GNMA #782379	6.00	08/15/2038	899,548
4,888,063	GNMA #782405	5.50	09/15/2038	5,321,687
360,538	GNMA #782407	5.50	09/15/2038	392,343
807,178	GNMA #782776	6.00	09/15/2038	890,786
5,438,778	GNMA #782789	5.50	10/15/2039	5,918,282
1,613,469	GNMA #782831	6.00	12/15/2039	1,780,845
4,001,361	GNMA #783024	5.00	07/15/2040	4,292,710

				173,089,996

Total Agency Securities (Cost $957,970,440)				988,142,881

US Treasury Securities: 21.67%

US Treasury Bonds: 3.58%
3,000,000	US Treasury Bond	3.50	02/15/2039	2,696,250
6,000,000	US Treasury Bond«	3.88	08/15/2040	5,764,686
5,000,000	US Treasury Bond	4.25	05/15/2039	5,133,595
5,000,000	US Treasury Bond	4.25	11/15/2040	5,126,387
1,750,000	US Treasury Bond	4.38	02/15/2038	1,844,336
5,800,000	US Treasury Bond	4.38	11/15/2039	6,076,405
6,250,000	US Treasury Bond	4.38	05/15/2040	6,546,875
3,150,000	US Treasury Bond	4.50	02/15/2036	3,403,477
2,600,000	US Treasury Bond	4.50	05/15/2038	2,794,189
4,600,000	US Treasury Bond	4.50	08/15/2039	4,921,282
6,500,000	US Treasury Bond	4.63	02/15/2040	7,099,222
1,550,000	US Treasury Bond	4.75	02/15/2037	1,737,938
800,000	US Treasury Bond	5.00	05/15/2037	931,250
2,000,000	US Treasury Bond	5.25	11/15/2028	2,401,876
1,500,000	US Treasury Bond	5.25	02/15/2029	1,801,172
2,750,000	US Treasury Bond	5.38	02/15/2031	3,357,148
2,000,000	US Treasury Bond	5.50	08/15/2028	2,467,500
1,150,000	US Treasury Bond	6.00	02/15/2026	1,487,094
1,400,000	US Treasury Bond	6.13	11/15/2027	1,841,000
1,500,000	US Treasury Bond	6.13	08/15/2029	1,984,688
1,500,000	US Treasury Bond	6.25	08/15/2023	1,971,093
3,250,000	US Treasury Bond	6.25	05/15/2030	4,370,236
2,400,000	US Treasury Bond	6.38	08/15/2027	3,233,626
1,500,000	US Treasury Bond	6.50	11/15/2026	2,038,829
950,000	US Treasury Bond	6.63	02/15/2027	1,307,586
1,500,000	US Treasury Bond	6.88	08/15/2025	2,095,313
1,500,000	US Treasury Bond	7.13	02/15/2023	2,103,750
2,500,000	US Treasury Bond	7.25	05/15/2016	3,241,405
1,000,000	US Treasury Bond	7.25	08/15/2022	1,411,562
2,000,000	US Treasury Bond	7.50	11/15/2016	2,648,124
2,000,000	US Treasury Bond	7.50	11/15/2024	2,928,438
500,000	US Treasury Bond	7.88	02/15/2021	726,875
4,100,000	US Treasury Bond	8.00	11/15/2021	6,044,938
1,350,000	US Treasury Bond	8.13	08/15/2019	1,951,594
1,700,000	US Treasury Bond	8.50	02/15/2020	2,528,085
2,500,000	US Treasury Bond	8.75	05/15/2017	3,542,383
400,000	US Treasury Bond	8.75	08/15/2020	608,000
1,275,000	US Treasury Bond	8.88	08/15/2017	1,827,832
1,200,000	US Treasury Bond	8.88	02/15/2019	1,789,874
2,900,000	US Treasury Bond	9.13	05/15/2018	4,301,970
2,000,000	US Treasury Bond	11.25	02/15/2015	2,828,750

				122,916,633

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

54

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Notes: 18.09%
$10,000,000	US Treasury Note	0.50%	11/30/2012	$10,009,018
4,000,000	US Treasury Note	0.50	10/15/2013	3,980,312
5,000,000	US Treasury Note	1.25	10/31/2015	4,956,250
4,500,000	US Treasury Note	0.38	09/30/2012	4,494,551
5,000,000	US Treasury Note	0.38	10/31/2012	4,992,385
7,500,000	US Treasury Note	0.50	11/15/2013	7,456,080
7,500,000	US Treasury Note	1.38	11/30/2015	7,468,970
7,500,000	US Treasury Note	2.25	11/30/2017	7,547,784
5,000,000	US Treasury Note	0.38	08/31/2012	4,995,510
6,000,000	US Treasury Note	0.63	06/30/2012	6,020,880
5,000,000	US Treasury Note	0.63	07/31/2012	5,017,200
9,000,000	US Treasury Note	0.75	05/31/2012	9,049,590
5,000,000	US Treasury Note	0.75	08/15/2013	5,017,190
4,000,000	US Treasury Note	0.75	09/15/2013	4,010,936
6,500,000	US Treasury Note	0.88	01/31/2012	6,540,372
4,500,000	US Treasury Note	0.88	02/29/2012	4,529,880
5,000,000	US Treasury Note	1.00	12/31/2011	5,035,740
7,000,000	US Treasury Note	1.00	03/31/2012	7,060,690
5,500,000	US Treasury Note	1.00	04/30/2012	5,549,390
5,000,000	US Treasury Note	1.00	07/15/2013	5,053,150
6,000,000	US Treasury Note	1.13	12/15/2011	6,049,218
5,000,000	US Treasury Note	1.13	01/15/2012	5,043,945
6,500,000	US Treasury Note«	1.13	12/15/2012	6,583,278
3,500,000	US Treasury Note	1.13	06/15/2013	3,548,125
4,500,000	US Treasury Note«	1.25	08/31/2015	4,474,337
9,000,000	US Treasury Note	1.25	09/30/2015	8,936,019
2,000,000	US Treasury Note	1.38	02/15/2012	2,025,000
2,500,000	US Treasury Note	1.38	03/15/2012	2,533,985
1,500,000	US Treasury Note	1.38	04/15/2012	1,521,212
5,000,000	US Treasury Note	1.38	05/15/2012	5,072,460
5,000,000	US Treasury Note	1.38	09/15/2012	5,083,010
5,000,000	US Treasury Note	1.38	10/15/2012	5,086,135
4,000,000	US Treasury Note	1.38	11/15/2012	4,070,156
11,000,000	US Treasury Note	1.38	01/15/2013	11,201,949
3,500,000	US Treasury Note«	1.38	02/15/2013	3,565,352
5,000,000	US Treasury Note«	1.38	03/15/2013	5,094,900
5,000,000	US Treasury Note	1.38	05/15/2013	5,098,450
3,000,000	US Treasury Note	1.50	07/15/2012	3,054,375
2,000,000	US Treasury Note	1.50	12/31/2013	2,046,094
5,000,000	US Treasury Note	1.75	08/15/2012	5,112,695
3,000,000	US Treasury Note«	1.75	04/15/2013	3,084,600
4,500,000	US Treasury Note	1.75	01/31/2014	4,636,760
5,000,000	US Treasury Note	1.75	03/31/2014	5,148,830
4,750,000	US Treasury Note«	1.75	07/31/2015	4,836,450
5,000,000	US Treasury Note	1.88	06/15/2012	5,114,060
1,500,000	US Treasury Note	1.88	02/28/2014	1,551,093
4,400,000	US Treasury Note	1.88	04/30/2014	4,549,186
6,250,000	US Treasury Note	1.88	06/30/2015	6,406,738
4,000,000	US Treasury Note	1.88	08/31/2017	3,948,752
10,000,000	US Treasury Note	1.88	09/30/2017	9,852,340
3,800,000	US Treasury Note	2.00	11/30/2013	3,943,986
3,500,000	US Treasury Note	2.13	11/30/2014	3,642,188
3,500,000	US Treasury Note	2.13	05/31/2015	3,627,680
3,500,000	US Treasury Note«	2.25	05/31/2014	3,662,967
5,000,000	US Treasury Note	2.25	01/31/2015	5,222,265
5,000,000	US Treasury Note«	2.38	08/31/2014	5,251,560
5,500,000	US Treasury Note	2.38	09/30/2014	5,777,580
5,000,000	US Treasury Note	2.38	10/31/2014	5,252,345
10,000,000	US Treasury Note«	2.38	02/28/2015	10,490,600
2,500,000	US Treasury Note	2.38	03/31/2016	2,600,780
3,500,000	US Treasury Note	2.38	07/31/2017	3,572,188
4,000,000	US Treasury Note	2.50	03/31/2015	4,218,440
5,000,000	US Treasury Note«	2.50	04/30/2015	5,270,310
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

55

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Notes (continued)
$4,500,000	US Treasury Note	2.50%	06/30/2017	$4,632,188
3,500,000	US Treasury Note	2.63	06/30/2014	3,707,813
5,750,000	US Treasury Note	2.63	07/31/2014	6,092,303
8,000,000	US Treasury Note«	2.63	12/31/2014	8,479,376
2,500,000	US Treasury Note	2.63	02/29/2016	2,634,180
2,500,000	US Treasury Note	2.63	04/30/2016	2,631,445
9,000,000	US Treasury Note«	2.63	08/15/2020	8,898,750
5,000,000	US Treasury Note	2.63	11/15/2020	4,925,411
5,000,000	US Treasury Note«	2.75	02/28/2013	5,250,000
3,375,000	US Treasury Note	2.75	10/31/2013	3,576,180
4,000,000	US Treasury Note	2.75	11/30/2016	4,211,564
4,000,000	US Treasury Note	2.75	05/31/2017	4,185,000
7,450,000	US Treasury Note«	2.75	02/15/2019	7,628,681
5,500,000	US Treasury Note	3.00	08/31/2016	5,884,142
4,000,000	US Treasury Note	3.00	09/30/2016	4,276,248
3,000,000	US Treasury Note	3.00	02/28/2017	3,193,125
5,550,000	US Treasury Note	3.13	04/30/2013	5,896,442
3,500,000	US Treasury Note	3.13	08/31/2013	3,738,438
3,300,000	US Treasury Note	3.13	09/30/2013	3,528,423
6,000,000	US Treasury Note	3.13	10/31/2016	6,451,404
5,000,000	US Treasury Note	3.13	01/31/2017	5,362,500
3,000,000	US Treasury Note	3.13	04/30/2017	3,210,234
8,000,000	US Treasury Note	3.13	05/15/2019	8,388,128
4,000,000	US Treasury Note«	3.25	05/31/2016	4,342,188
1,000,000	US Treasury Note	3.25	06/30/2016	1,085,000
4,500,000	US Treasury Note«	3.25	12/31/2016	4,863,164
5,000,000	US Treasury Note«	3.25	03/31/2017	5,393,750
3,500,000	US Treasury Note	3.38	06/30/2013	3,750,467
2,000,000	US Treasury Note	3.38	07/31/2013	2,147,968
8,000,000	US Treasury Note«	3.38	11/15/2019	8,497,504
2,000,000	US Treasury Note	3.50	05/31/2013	2,147,032
5,000,000	US Treasury Note	3.50	02/15/2018	5,443,360
12,500,000	US Treasury Note«	3.50	05/15/2020	13,343,750
9,500,000	US Treasury Note	3.63	08/15/2019	10,309,723
8,000,000	US Treasury Note	3.63	02/15/2020	8,644,376
7,000,000	US Treasury Note«	3.75	11/15/2018	7,722,967
3,500,000	US Treasury Note	3.88	10/31/2012	3,730,643
2,750,000	US Treasury Note«	3.88	02/15/2013	2,955,607
2,000,000	US Treasury Note	3.88	05/15/2018	2,227,656
4,000,000	US Treasury Note	4.00	11/15/2012	4,279,220
3,000,000	US Treasury Note	4.00	02/15/2014	3,304,686
5,500,000	US Treasury Note	4.00	02/15/2015	6,140,662
2,525,000	US Treasury Note	4.00	08/15/2018	2,835,100
3,000,000	US Treasury Note	4.13	05/15/2015	3,374,064
7,000,000	US Treasury Note	4.25	09/30/2012	7,489,181
1,600,000	US Treasury Note	4.25	08/15/2013	1,756,000
2,500,000	US Treasury Note	4.25	11/15/2013	2,760,938
1,500,000	US Treasury Note	4.25	08/15/2014	1,678,125
4,370,000	US Treasury Note	4.25	11/15/2014	4,910,447
2,500,000	US Treasury Note«	4.25	08/15/2015	2,833,203
4,000,000	US Treasury Note	4.25	11/15/2017	4,557,500
2,550,000	US Treasury Note	4.38	08/15/2012	2,722,423
3,800,000	US Treasury Note	4.50	04/30/2012	4,021,764
3,000,000	US Treasury Note	4.50	11/15/2015	3,442,500
2,500,000	US Treasury Note	4.50	02/15/2016	2,873,243
2,000,000	US Treasury Note	4.50	05/15/2017	2,309,376
1,500,000	US Treasury Note	4.63	12/31/2011	1,569,434
4,500,000	US Treasury Note	4.63	02/29/2012	4,739,765
1,000,000	US Treasury Note	4.63	07/31/2012	1,070,469
3,000,000	US Treasury Note	4.63	11/15/2016	3,486,093
2,000,000	US Treasury Note	4.63	02/15/2017	2,324,218
3,000,000	US Treasury Note	4.75	05/31/2012	3,195,936
2,000,000	US Treasury Note	4.75	05/15/2014	2,264,376
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

56

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Notes (continued)
3,000,000	US Treasury Note	4.75	08/15/2017	3,513,048
4,000,000	US Treasury Note	4.88	02/15/2012	4,219,064
2,500,000	US Treasury Note	4.88	08/15/2016	2,936,133
2,000,000	US Treasury Note	5.13	05/15/2016	2,369,532

				622,011,901

Total US Treasury Securities (Cost $722,486,914)				744,928,534

Short-Term Investments: 5.96%

Corporate Bonds and Notes: 0.11%
1,740,446	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	726,810
5,264,667	VFNC Corporation(v)††(i)(a)±	0.25	09/29/2011	3,000,860

				3,727,670

Shares		Yield

Investment Companies: 5.85%
126,513,941	Wells Fargo Advantage Cash Investment Fund(l)(u)(o)	0.14		126,513,941
74,744,726	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.26		74,744,726

				201,258,667

Total Short-Term Investments (Cost $203,687,854)				204,986,337

Total Investments in Securities (Cost $3,543,510,799)*		106.44%		$3,659,182,458
Other Assets and Liabilities, Net		(6.44)		(221,252,722)

Total Net Assets		100.00%		$3,437,929,736

(o)	Security pledged as collateral for when issued (TBA) and/or delayed delivery securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

@	Foreign bond principal is denominated in local currency.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $3,544,050,729 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$146,843,295
Gross unrealized depreciation	(31,711,566)

Net unrealized appreciation	$115,131,729
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

57

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Common Stocks: 95.38%

Consumer Discretionary: 12.17%

Auto Components: 0.71%
123,000	Aapico Hitech Public Company Limited	$65,101
23,200	Aisin Seiki Company Limited	752,080
5,200	Akebono Brake Industry Company Limited	30,321
19,334	Bharat Forge Limited†	157,419
62,389	BorgWarner Incorporated†«	3,764,552
1,032	Bosch Limited	143,640
74,900	Bridgestone Corporation	1,380,043
4,725	Bridgestone Corporation ADR	173,408
7,000	Calsonic Kansei Corporation	24,256
242,283	Cheng Shin Rubber Industry Company Limited†	517,432
11,163	Compagnie Generale Des Establissements Michelin Class B	755,226
2,446	Continental AG	189,899
100,004	Cooper Tire & Rubber Company	2,089,084
227,737	Dana Holding Corporation†	3,441,106
60,900	Denso Corporation	1,988,764
3,600	Exedy Corporation	111,282
55,479	Exide Industries Limited†	195,086
3,300	FCC Company Limited	72,514
6,100	Futaba Industrial Company Limited	41,546
75,720	Gentex Corporation«	1,589,363
91,717	GKN plc	268,203
8,860	Halla Climate Control Corporation†	143,667
10,640	Hankook Tire Company Limited	275,315
1,100	Hi-Lex Corporation	15,220
9,388	Hyundai Mobis†	2,226,755
1,200	Kanto Auto Works Limited	8,689
20,000	Kayaba Industry Company Limited	132,393
9,300	KEIHIN Corporation	202,913
53,906	Kenda Rubber Industrial Company Limited†	52,964
17,000	Koito Manufacturing Company Limited	244,366
8,435	Kumho Industrial Company Limited†	148,780
26,778	Lear Corporation†	2,350,305
4,204	Leoni AG	157,216
2,422	Linamar Corporation	45,017
12,900	Magna International Incorporated Class A	615,626
748	Mando Corporation†	85,484
3,001	Martinrea International Incorporated†	23,241
44,000	Minth Group Limited	74,230
1,900	Musashi Seimitsu Industry Company Limited	46,745
66,771	Nan Kang Rubber Tire Company Limited†	108,428
29,000	NGK Spark Plug Company Limited	417,206
21,000	NHK Spring Company Limited	211,280
4,700	Nifco Incorporated	123,776
4,000	Nippon Seiki Company Limited	40,387
6,000	Nissan Shatai Company Limited	47,389
3,200	Nissin Kogyo Company Limited	54,410
19,900	NOK Corporation	375,696
6,680	Nokian Renkaat Oyj	214,954
5,000	Pacific Industrial Company Limited	23,898
11,055	Pirelli & Company SpA	84,019
4,000	Press Kogyo Company Limited	16,776
164	Rieter Holding AG†	48,204
4,000	Riken Corporation	15,151
14,000	Sanden Corporation	48,847
1,800	Showa Corporation	12,130
104,216	Somboon Advance Technology PCL	99,976
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Auto Components (continued)
17,400	Stanley Electric Company Limited	$311,034
18,800	Sumitomo Rubber Industries	190,718
3,600	Tachi-S Company Limited	55,577
3,800	Takata Corporation	105,795
85,700	Tenneco Automotive Incorporated†«	3,124,622
13,600	Thai Stanley Electric PCL†	85,703
5,300	Tokai Rika Company Limited	95,880
6,500	Tokai Rubber Industries Incorporated	76,270
88,000	Tong Yang Industry†	126,446
4,200	Topre Corporation	29,258
19,000	Toyo Tire & Rubber Company Limited	41,092
7,400	Toyoda Gosei Company Limited	168,974
4,400	Toyota Auto Body Company Limited	77,969
8,900	Toyota Boshoku Corporation	155,902
25,300	Toyota Industries Corporation	745,789
47,499	TRW Automotive Holdings Corporation†	2,255,728
5,000	TS Tech Company Limited	91,110
46,800	UMW Holdings BHD†	103,130
3,500	Unipres Corporation	61,477
5,453	Valeo SA	273,257
212,000	Xinyi Glass Holding Company Limited	162,172
1,551,500	Yarnapund PCL(a)†	25,523
35,000	Yokohama Rubber Company Limited	175,648

		35,080,852

Automobiles: 1.04%
20,834	Bajaj Auto	715,852
18,723	Bayerische Motoren Werke AG	1,407,896
74,500	BYD Company Limited	449,968
67,150	China Motor Company Limited†	63,664
24	Chongqing Changchun Automobile Class B†	22
28,000	Daihatsu Motor Company Limited	392,783
51,919	Daimler AG	3,360,913
376,000	Dongfeng Motor Group Company Limited	715,674
43,824	Fiat SpA	725,294
3,220	Fiat SpA RSP	37,220
4,941	Fleetwood Corporation Limited†	58,015
8,512	Ford Otomotiv Sanayi AS	73,579
87,000	Fuji Heavy Industries Limited	644,521
530,000	Geely Automobile Holdings Limited	291,445
3,188	Ghabbour Auto	25,119
265,454	Guangzhou Automobile Group†	359,632
121,500	Harley-Davidson Incorporated«	3,800,520
12,559	Hero Honda Motors Limited†	542,677
211,200	Honda Motor Company Limited	7,596,033
25	Honda Motor Company Limited ADR	906
17,881	Hyundai Motor Company Limited	2,660,404
169,000	Isuzu Motors Limited	753,220
32,000	Kia Motors Corporation	1,351,044
20,144	Mahindra & Mahindra Limited GDR	336,405
35,702	Mahindra & Mahindra Limited	595,461
15,759	Maruti Suzuki India Limited†	488,380
213,000	Mazda Motor Corporation	593,010
449,000	Mitsubishi Motors Corporation†«	606,249
267,900	Nissan Motor Company Limited	2,512,863
28,320	Oriental Holdings BHD†	48,280
9,102	Peugeot SA	339,323
12,700	Proton Holdings BHD	19,646
260,294	PT Astra International Incorporated	1,495,380
11,146	Renault SA	584,221
51,900	Suzuki Motor Corporation	1,255,175
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Automobiles (continued)
87,300	Tan Chong Motor Holdings BHD†	$149,382
49,404	Thor Industries Incorporated«	1,458,900
12,763	Tofas Turk Otomobil Fabrikasi AS†	66,874
344,314	Toyota Motor Corporation	13,247,593
2,854	Volkswagen AG	385,653
39,900	Yamaha Motor Company Limited	572,111
158,929	Yue Loong Motor†	308,134
67,000	Zhongsheng Group Holdings	162,213

		51,251,654

Distributors: 0.22%
6,400	Canon Marketing Japan Incorporated	90,085
4,172	Cfao	164,522
83	D’ieteren SA	43,806
81,879	Genuine Parts Company	3,941,655
7,410	Hanwha Corporation (Korea)	283,451
23,572	Imperial Holding Limited	407,116
20,586	Inchcape plc	103,874
13,439	Jardine Cycle & Carriage Limited	377,007
4,380	LG International Corporation†	129,390
295,265	Li & Fung Limited	1,840,392
74,113	LKQ Corporation†	1,598,988
88,865	Pacific Brands Limited†	88,584
79,700	Pool Corporation	1,688,843
432	Uni-Select Incorporated	11,367
2,000	Yokohama Reito Company†	12,690

		10,781,770

Diversified Consumer Services: 0.42%
73,150	Apollo Group Incorporated Class A†	2,487,100
10,600	Benesse Corporation	485,100
43,900	Coinstar Incorporated†	2,828,916
141,700	Corinthian Colleges Incorporated†«	585,221
32,835	DeVry Incorporated	1,409,935
5,295	Educomp Solutions Limited	65,222
166,011	H & R Block Incorporated«	2,090,078
98,686	Hillenbrand Incorporated	1,905,627
10,912	InvoCare Limited	75,829
20,332	ITT Educational Services Incorporated†«	1,189,219
41,021	Matthews International Corporation	1,332,362
18,757	Navitas Limited	75,510
165,531	Raffles Education Corporation Limited	33,850
93,395	Regis Corporation«	1,664,299
403,643	Service Corporation International US	3,253,363
7,430	Strayer Education Incorporated«	1,009,514

		20,491,145

Hotels, Restaurants & Leisure: 1.76%
83,500	A-Max Holdings Limited†	1,570
7,625	Accor SA	322,317
85	Accordia Golf Company Limited	75,158
41,200	Ajisen China Holdings Limited	69,506
70,903	Aristocrat Leisure Limited	176,697
5,082	Autogrill SpA	64,977
78,324	Bally Technologies Incorporated†	3,067,951
13,000	Banyan Tree Holdings Limited†	10,634
210,400	Berjaya Land BHD†	76,388
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Hotels, Restaurants & Leisure (continued)
78,950	Berjaya Sports Toto BHD	$104,685
50,691	Bob Evans Farms Incorporated«	1,578,518
88,331	Boyd Gaming Corporation†«	789,679
165,490	Brinker International Incorporated	3,382,616
1,453	BWIN Interactive Entertainment AG	60,995
34,000	Cafe de Coral Holdings Limited	87,133
10,002	Carnival plc	407,920
32,225	CEC Entertainment Incorporated†	1,209,082
17,200	Chipotle Mexican Grill Incorporated†	4,446,028
109,465	Compass Group plc	945,835
34,300	Cracker Barrel Old Country Store Incorporated«	1,806,238
64,616	Crown Limited	508,482
5,200	Doutor Nichires Holdings Company Limited	66,173
16,982	Egyptian For Tourism Resorts†	5,837
33,373	EIH Limited†	76,478
26,791	Enterprise Inns plc	45,172
6,238	Flight Centre Limited	136,085
12,282	Formosa International Hotels Corporation†	204,280
30,000	Fujita Kanko Incorporated	136,934
103,000	Galaxy Entertainment Group Limited†	104,657
50,538	Gaylord Entertainment Company†«	1,734,970
292,400	Genting BHD	932,357
151,000	Genting Hong Kong Limited†	65,144
585,320	Genting International plc†	882,180
1,414	Great Canadian Gaming Corporation†	10,386
10,307	Greene King plc	72,304
1,200	H.I.S Company Limited	24,032
63,842	Hong Kong & Shanghai Hotels Limited	107,704
6,000	Hotel Properties Limited	12,951
51,808	Hyatt Hotels Corporation Class A†«	2,168,683
1,450	Imperial Hotel Limited	32,642
66,498	Indian Hotels Company Limited†	132,170
17,677	Intercontinental Hotels Group plc	313,451
154,930	International Game Technology	2,398,316
70,915	Interval Leisure Group Incorporated†	1,175,062
4,444	Intralot SA-Integrated Lottery Systems & Services†	14,941
1,000	Jack in the Box Incorporated†	20,115
52,200	Jollibee Foods Corporation	92,515
18,970	Kangwon Land Incorporated†	426,228
2,100	Kappa Create Company Limited	46,923
2,100	Kentucky Fried Chicken (Japan) Limited	45,568
21,600	KFC Holdings Malaysia BHD	26,459
3,500	Kisoji Company Limited	67,625
74	Kuoni Reisen Holding†	31,299
49,263	Ladbrokers plc	94,710
66,100	Las Vegas Sands Corporation†	3,310,288
58,967	Life Time Fitness Incorporated†«	2,325,658
2,636	Lottomatica SpA	32,352
47,900	Marriott International Incorporated Class A	1,878,159
27,687	Marston’s plc	42,980
123,614	McDonald’s Corporation	9,678,976
6,600	McDonald’s Holdings Company (Japan) Limited	164,113
84,000	Melco International Development Limited	49,004
5,861	Millennium & Copthorne Hotels plc	48,272
95,700	Minor International PCL ADR	37,039
19,207	Mitchells & Butlers plc	102,174
4,500	MOS Food Services Incorporated	79,042
1,600	Ohsho Food Service Corporation	37,242
10,037	Opap SA	161,554
5,985	Orascom Hotels & Development(a)(i)	22,429
2,450	Orbis SA†	30,495
157,563	Orient Express Hotels Limited Class A†	1,823,004
7,000	Oriental Land Company Limited	634,006
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Hotels, Restaurants & Leisure (continued)
14	Pacific Golf Group International	$9,017
2,235	Paddy Power plc	81,522
42,368	Panera Bread Company†«	4,246,968
14,431	PartyGaming plc†	52,615
33,690	Penn National Gaming Incorporated†	1,182,856
31,726	PF Chang’s China Bistro Incorporated«	1,603,432
103,304	Pinnacle Entertainment Incorporated†	1,376,009
2,000	Plenus Company Limited	28,892
32,370	Punch Taverns plc	30,839
346,915	Resorts World BHD†	355,951
2,880	Resorttrust Incorporated	44,977
5,909	Restaurant Group plc†	25,009
625,000	Rexcapital Financial Holdings Limited	69,220
1,200	Round One Corporation	6,094
1,300	Royal Holdings Company Limited	13,623
2,000	Saizeriya Company Limited	36,492
297,523	Sands China Limited	639,867
110,400	Scientific Games Corporation Class A†	888,720
218,000	Shangri-La Asia Limited	548,572
186,000	SJM Holdings Limited	307,082
103,198	Sky City Entertainment Group Limited	240,174
5,883	Sodexho Alliance SA	370,787
91,453	Sonic Corporation†«	856,000
300	St. Marc Holdings Company Limited	11,095
109,270	Starbucks Corporation	3,343,662
97,000	Starwood Hotels & Resorts Worldwide Incorporated	5,513,480
91,307	Tabcorp Holdings Limited	621,376
168,268	Tattersall’s Limited	399,986
37,081	Thomas Cook Group plc	107,453
10,944	Tim Hortons Incorporated	431,769
11,000	Tokyo Dome Corporation	28,259
12,000	Tokyotokeiba Company Limited	17,493
1,458	Transat A.T. Incorporated Class A†	24,770
6,630	TUI AG	69,881
24,735	TUI Travel plc	81,180
52,126	Vail Resorts Incorporated†«	2,360,265
3,900	Watami Food Service Company†	72,138
166,508	Wendy’s Arby’s Group Incorporated	794,243
2,154	Wetherspoon (J.D.) plc	14,102
12,320	Whitbread plc	323,665
37,488	William Hill plc	90,673
84,735	WMS Industries Incorporated†	3,757,997
93,195	Wyndham Worldwide Corporation	2,679,356
138,000	Wynn Macau Limited	279,729
12,837	Wynn Resorts Limited«	1,297,821
37	Yoshinoya D&C Company Limited	43,724
7,800	Zensho Company Limited«	71,485

		86,803,867

Household Durables: 1.02%
3,700	Alpine Electronics Incorporated	49,826
30,036	Arcelik AS†	154,983
3,700	Arnest One Corporation	40,983
38,322	Barratt Developments plc†	41,755
5,665	Bellway plc	45,292
11,306	Berkeley Group Holdings plc†	142,006
2,759	Bovis Homes Group plc	14,291
27,400	Casio Computer Company Limited	204,624
1,900	Chofu Seisakusho Company Limited	40,048
5,200	Cleanup Corporation	30,694
2,000	Corona Corporation	17,613
1,167	Dorel Industries Incorporated Class B	37,754
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Household Durables (continued)
148,731	DR Horton Incorporated«	$1,493,259
800	Ekornes ASA	18,286
14,855	Electrolux AB Class B	352,742
79,300	Fortune Brands Incorporated«	4,685,837
2,400	Foster Electric Company Limited	59,563
6,000	France Bed Holdings Company Limited	7,384
2,100	Funai Electric Company Limited	71,363
60,500	Garmin Limited«	1,752,080
6,741	GUD Holdings Limited†	58,087
170,000	Haier Electronics Group Company†	158,942
100,351	Harman International Industries Incorporated†	4,374,300
150,000	Haseko Corporation	134,425
5,000	Hitachi Koki Company Limited	42,717
18,840	Husqvarna AB B Shares	130,916
10,914	Inventec Appliances Corporation†	8,128
8,886	JM AB	175,311
3,500	JVC Kenwood Holdings Incorporated†	14,261
123,500	KB Home«	1,395,550
79,319	Leggett & Platt Incorporated«	1,641,903
80,200	Lennar Corporation Class A«	1,218,238
10,363	LG Electronics Incorporated	920,639
20,000	Matsunichi Communication Holdings Limited†	11,255
240,210	Matsushita Electric Industrial Company Limited	3,455,763
51,615	MDC Holdings Incorporated«	1,288,827
29,274	Mohawk Industries Incorporated†	1,538,056
145,619	Newell Rubbermaid Incorporated	2,442,031
429	Nexity SA	17,499
5,775	Nobia AB	44,137
3,234	NVR Incorporated†«	2,005,015
12,000	Panahome Corporation	69,973
14,070	Persimmon plc	74,103
27,300	Pioneer Corporation	106,342
174,500	Pulte Homes Incorporated†«	1,092,370
3,458	Redrow plc†	5,615
5,300	Rinnai Corporation	307,779
63,159	Ryland Group Incorporated«	920,858
3,300	Sangetsu Company Limited	68,374
1,103	SEB SA	101,726
71,000	Sekisui Chemical Company Limited	487,812
67,000	Sekisui House Limited	636,456
127,000	Sharp Corporation«	1,221,592
134,607	Skyworth Digital Technology Company Limited	71,420
115,294	Sony Corporation	4,092,944
86,449	Stanley Black & Decker Incorporated	5,146,309
119,195	Steinhoff International Holdings Limited†	361,648
15,100	Sumitomo Foresting	118,180
900	Takamatsu Corporation	11,722
937,000	Tatung Company Limited†	223,780
144,697	Taylor Woodrow plc†	53,589
89,000	Techtronic Industries Company	96,735
1,000	TOA Corporation	4,911
4,700	Tomtom NV†	43,261
90,170	Tupperware Brands Corporation«	4,191,102
58,903	Turk Sise Ve Cam Fabrikalari AS†	100,267
16,162	Videocon Industries Limited†	77,948
514,000	Welling Holding Limited†	24,492
6,350	Woongjin Coway Company Limited†	229,759

		50,277,450

Internet & Catalog Retail: 0.65%
51,727	Amazon.com Incorporated†	9,072,916
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Internet & Catalog Retail (continued)
2,300	Askul Corporation	$45,758
3,000	Belluna Company Limited	14,195
10,800	Dena Company Limited	315,393
62,866	Home Retail Group	197,134
58,000	HSN Incorporated†	1,644,300
294,495	Liberty Media Holding Corporation Interactive Series A†	4,552,893
3,324	N Brown Group plc	14,363
24,949	Netflix Incorporated†«	5,136,999
2,200	Nissen Company Limited	9,700
26,754	Priceline.com Incorporated†	10,542,414
824	Rakuten Incorporated	631,120
1,800	Senshukai Company Limited	10,367
9,113	Wotif.com Holdings Limited†	40,879

		32,228,431

Leisure Equipment & Products: 0.36%
87,736	Altek Corporation†	118,152
6,650	Amer Sports Oyj	78,465
4,400	Aruze Corporation	112,510
14,239	Asia Optical Company Incorporated†	22,585
1,319	Beneteau SA	23,901
102,991	Callaway Golf Company«	788,911
435,602	Eastman Kodak Company†«	2,051,685
7	Fields Corporation	9,234
46,687	Giant Manufacturing Company Limited	179,197
64,487	Hasbro Incorporated«	3,073,450
4,900	Heiwa Corporation	68,913
600	Mars Engineering Corporation	9,507
188,595	Mattel Incorporated«	4,873,295
17,000	Mizuno Corporation	74,143
29,100	Namco Bandai Holdings Incorporated	280,603
2,800	Nidec Copal Electronics Corporation	46,237
47,500	Nikon Corporation	933,086
46,760	Polaris Industries Incorporated«	3,398,984
800	Roland Corporation	8,594
6,500	Sankyo Company Limited	344,067
25,800	Sega Sammy Holdings Incorporated	434,676
11,300	Shimano Incorporated	544,814
600	Tamron Company Limited	11,686
8,100	Tomy Company Limited	61,846
23,800	Yamaha Corporation	279,548
14,000	Young Optics Incorporated	70,959

		17,899,048

Media: 1.96%
38,611	Aegis Group plc	79,276
5,097	Agora SA†	44,376
8,316	Amalgamated Holdings	51,811
1,425	Antena 3 de Television SA	11,006
37,500	APN News & Media Limited†	66,676
1,753	Arnoldo Mondadori Editore SpA	5,433
3,400	Asatsu-DK Incorporated	83,974
2,449	Astral Media Incorporated	97,812
57,954	Austar United Communications Limited†	53,327
4,600	Avex Group Holdings Incorporated	66,233
1,377	Axel Springer AG	193,041
121,700	BEC World PCL†	140,903
59,576	British Sky Broadcasting plc	667,669
138,996	Cablevision Systems Corporation	4,402,003
326,928	CBS Corporation Class B	5,505,468
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Media (continued)
11,040	Cheil Worldwide Incorporated†	$125,693
1,258	Cogeco Cable Incorporated	47,793
3,691	Corus Entertainment Incorporated Class B	75,327
48	CyberAgent Incorporated†	89,301
6,541	Cyfrowy Polsat SA	32,060
4,900	Daiichikosho Company Limited	87,004
14,021	Daily Mail & General Trust Class A NV	113,188
23,500	Dentsu Incorporated	634,042
129,664	DIRECTV†	5,384,946
73,767	Discovery Communications Incorporated Class A†«	3,008,218
76,731	Discovery Communications Incorporated Class C†	2,724,718
89,107	Dreamworks Animation SKG Incorporated Class A†«	2,761,426
8,400	Eniro AB	752
3,000	eSun Holdings Limited†	367
4,971	Eutelsat Communications	167,381
239,880	Fairfax Media Limited	314,997
61	Fuji Television Network Incorporated	85,352
126,418	Gannett Company Incorporated«	1,657,340
9,624	Gestevision Telecinco SA	91,220
353	GFK SE†	14,573
9,321	Groupe Aeroplan Incorporated	117,313
379,802	Grupo Televisa SA	1,766,295
2,960	Hakuhodo DY Holdings Incorporated	148,548
14,292	Havas SA	63,354
1,224	Hot Telecommunication System Limited	17,305
42,987	Informa PLC	264,314
253,683	Interpublic Group of Companies Incorporated†	2,701,724
1,280	Ipsos	55,253
189,797	ITV plc	196,764
5,375	JC Decaux SA	134,971
71,049	John Wiley & Sons Incorporated«	2,948,534
218	Jupiter Telecommunications Company Limited	221,933
4,853	Kabel Deutschland Holding AG	226,024
3,300	Kadokawa Group Holdings Incorporated	80,440
8,823	Lagardere SCA	325,829
82,038	Lamar Advertising Company†«	3,014,897
62,349	Liberty Global Incorporated Series A†«	2,198,426
64,246	Liberty Global Incorporated Series C†	2,161,235
44,967	Liberty Media Holding Corporation Capital Series A†	2,589,200
27,200	Liberty Media Starz Series A†	1,709,384
237,955	Live Nation Incorporated†	2,560,396
2,718	M6 Metropole Television	58,990
89,126	Madison Square Garden Incorporated Class A†	1,955,424
35,900	McGraw-Hill Companies Incorporated	1,238,191
43,712	Mediaset SpA	241,856
4,115	Modern Times Group MTG B Shares	300,455
10,976	Morningstar Incorporated	553,300
35,830	Naspers Limited	1,788,280
153,968	New York Times Company Class A†«	1,384,172
214,204	News Corporation Class A	2,921,743
50,518	News Corporation Class B	769,389
500	Nippon Television Network Corporation	65,778
34,300	Omnicom Group Incorporated	1,558,592
5,117	PagesJaunes SA	45,346
47,100	Pearson plc	678,403
17,170	Premiere AG†	36,774
7,553	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	29,265
7,519	Publicis Groupe	335,989
41,433	Publishing & Broadcasting Limited	126,289
2,241	Quebecor Incorporated	81,427
13,884	Rea Group Limited†	165,150
42,557	Reed Elsevier NV	497,723
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Media (continued)
72,594	Reed Elsevier plc	$574,744
127,993	Regal Entertainment Group Class A	1,727,906
6,926	Rightmove plc	80,798
1,962	RTL Group	167,272
4,610	SanomaWSOY Oyj	92,992
3,560	Schibsted ASA	86,818
49,226	Scripps Networks Interactive Incorporated	2,508,065
259	Seat Pagine Gialle SpA†	28
17,382	SES FDR	402,293
21,200	Shaw Communications Incorporated Class B	424,805
12,000	Shochiku Company Limited	72,984
182,000	Singapore Press Holdings Limited	577,559
17,723	SKY Network Television Limited	68,262
468	Sky Perfect JSAT Holdings Incorporated	157,640
5,679	Societe Television Francaise 1	82,599
33,600	Star Publications Limited†	35,536
10,107	Sun TV Network Limited†	111,213
4,271	Technicolor Regr	23,407
28,000	Television Broadcasts Limited	139,187
3,543	Telus Corporation(a)	160,834
63,863	Ten Network Holdings Limited	89,677
21,359	Thomson Corporation	777,915
40,924	Time Warner Cable Incorporated	2,518,463
130,579	Time Warner Incorporated	3,850,775
5,000	Toei Company Limited	21,388
18,300	Toho Company Limited Tokyo	268,520
2,200	Tokyo Broadcasting System Incorporated	28,390
11,855	Torstar Corporation	136,848
9	TV Asahi Corporation	12,518
16,466	TVN SA PLN	86,015
11,367	United Business Media Limited	108,914
64,463	Viacom Incorporated Class B	2,438,635
71,101	Vivendi SA	1,734,641
79,667	Vodacom Group Proprietary Limited	746,940
205,308	Walt Disney Company	7,495,795
17,776	West Australian Newspapers Holding Limited	111,601
16,030	Wolters Kluwer NV	317,734
73,114	WPP plc	809,154
98,003	Yell Group plc†	18,186
45,019	Yellow Media Incorporated	270,145
69,306	Zee Entertainment Enterprises Limited†	217,351
5,000	Zenrin Company Limited	52,097

		96,826,025

Multiline Retail: 0.79%
9,700	Aeon Company M BHD†	18,374
116,764	Big Lots Incorporated†	3,578,817
4,500	Canadian Tire Corporation Limited	278,491
70,457	David Jones Limited†	298,496
63,852	Debenhams plc	70,020
78,109	Dillard’s Incorporated«	2,435,439
70,191	Dollar Tree Incorporated†	3,856,995
2,958	Dollarama Incorporated†	84,514
4,200	Don Quijote Company Limited	121,197
101,749	Far Eastern Department Stores Company Limited†	140,027
16,380	Foschini Limited	204,613
1,100	Fuji Company Limited	21,056
51,000	Golden Eagle Retail Group Limited	149,090
9,000	Hankyu Department Stores	62,588
77,749	Harvey Norman Holdings Limited	222,822
1,916	Hyundai Department Store Company Limited†	198,309
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Multiline Retail (continued)
102,000	Intime Department Store Group Company Limited	$158,942
45,000	Isetan Mitsukoshi Holdings Limited	515,653
7,200	Izumi Company Limited	97,732
73,800	J Front Retailing Company Limited	410,931
108,200	JCPenney Company Incorporated	3,599,814
44,991	Kohl’s Corporation†	2,538,392
60,500	Lifestyle International Holdings Limited	155,202
1,568	Lotte Shopping Company Limited†	640,373
219,010	Macy’s Incorporated	5,624,177
89,125	Marks & Spencer Group plc	516,533
27,200	Marui Company Limited	220,356
4,900	Matsuya Company Limited	33,080
136,000	Metro Holdings Limited	87,038
67,222	Myer Holdings Limited	235,178
150,000	New World Department Store China Limited	138,891
10,004	Next plc	312,770
10,098	Pantaloon Retail India Limited†	86,543
3,200	Parco Company Limited	26,536
56,800	Parkson Holdings BHD	98,627
171,000	Parkson Retail Group Limited	284,519
556,000	PCD Stores Limited	176,858
4,364	Pinault-Printempts-Redoute SA	693,358
188,400	Robinson Department Store PCL	150,820
2,500	Ryohin Keikaku Company Limited	97,831
144,347	Saci Falabella†	1,377,555
189,092	Saks Incorporated†«	2,106,485
655	Sears Canada Incorporated	12,442
7,101	Sears Holdings Corporation†«	465,116
1,375	Stockmann Oyj ABP	45,388
36,000	Takashimaya Company Limited	300,681
100,100	Target Corporation	5,699,694
2,400	The Daiei Incorporated	9,263
10,254	Warehouse Group Limited	28,591
83,120	Woolworths Holdings Limited	309,616

		38,995,833

Specialty Retail: 2.04%
2,900	ABC-Mart Incorporated	98,307
49,296	Advance Auto Parts Incorporated	3,253,043
135,655	Aeropostale Incorporated†«	3,666,755
700	Alpen Company Limited	11,651
105,502	American Eagle Outfitters Incorporated	1,740,783
3,300	AOKI Holdings Incorporated	52,128
7,000	Aoyama Trading Company Limited	121,699
3,600	Autobacs Seven Company Limited	129,908
35,454	AutoNation Incorporated†«	926,413
15,800	AutoZone Incorporated†	4,098,678
69,097	Barnes & Noble Incorporated«	968,740
39,200	Bed Bath & Beyond Incorporated†	1,714,608
484,000	Belle International Holdings Limited	880,102
8,000	Best Denki Company Limited	24,376
2,534	Carpetright plc	26,940
47,837	Cato Corporation	1,365,746
290,695	Chico’s FAS Incorporated	3,502,875
39,800	Children’s Place Retail Stores Incorporated†«	2,066,018
2,000	Chiyoda Company Limited	23,396
24,000	Chow Sang Sang Holdings International Limited	56,870
15,200	Culture Convenience Club Company Limited«	75,918
13,300	DCM Japan Holdings Company Limited	69,766
1,187	Delek Automotive Systems Limited	14,233
131,129	Dick’s Sporting Goods Incorporated†	4,485,923
36,000	Dickson Concepts International Limited	33,612
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Specialty Retail (continued)
1,280	Douglas Holding AG	$69,808
98,773	Dress Barn Incorporated†	2,439,693
172,361	DSG International plc	67,561
1,025	Dufry Group REG	123,370
9,700	Edion Corporation	76,149
124,286	Esprit Holdings Limited	601,015
8,600	Fast Retailing Company Limited	1,360,545
331	Fielmann AG	29,217
78,132	Foot Locker Incorporated	1,474,351
1,820	Fourlis Holdings SA	13,797
9,019	Game Group plc	9,680
80,200	Gamestop Corporation Class A†«	1,597,584
47,000	Gap Incorporated	1,003,920
22	GEO Company Limited	23,343
338,000	Giordano International Limited	208,935
1,158,000	Gome Electrical Appliances	456,334
4,139	Grupo Elektra SA de CV†	165,766
36,323	Guess? Incorporated	1,716,262
560	Gulliver International Company Limited	25,528
10,381	Halfords Group†	66,042
360,000	Hengdeli Holdings Limited	234,124
56,702	Hennes & Mauritz AB Class B	1,914,026
2,700	Hikari Tsushin Incorporated	57,394
6,422	HMV Group plc	4,595
197,230	Home Depot Incorporated	5,958,318
49,000	Hotai Motor Company Limited†	142,583
12,347	Industria de Diseno Textil SA	930,529
172,900	IT City Public Company Limited	48,044
87,708	J.Crew Group Incorporated†«	3,834,594
10,762	JB Hi-Fi Limited	195,683
5,000	Joshin Denki Company Limited	46,541
3,484	Jumbo SA	22,974
5,600	K’s Holdings Corporation†	145,805
2,000	Keiyo Company Limited	9,798
21,336	Kesa Electricals plc	54,526
130,389	Kingfisher plc	476,612
2,600	Komeri Company Limited	54,181
143,500	Limited Brands	4,831,645
167,700	Lowe’s Companies Incorporated	3,806,790
26,000	Luk Fook Holdings International Limited	88,061
85,242	Men’s Wearhouse Incorporated	2,431,102
1,400	Nafco Company Limited	21,429
11,076	New Carphone Warehouse	66,070
8,400	Nishimatsuya Chain Company Limited	80,798
5,150	Nitori Company Limited	453,525
75,606	O’Reilly Automotive Incorporated†«	4,549,969
424,700	Office Depot Incorporated†«	1,847,445
135,466	OfficeMax Incorporated†	2,315,114
3,500	Paris Miki Incorporated†	29,818
1,450	Point Incorporated	63,672
3,061	Praktiker Bau Und Heimwerkermaerkte AG	27,766
6,871	Premier Investments Limited†	39,976
68,908	Radioshack Corporation	1,271,353
2,386	Reitman’s Canada Limited Class A	44,278
107,982	Rent-A-Center Incorporated	3,006,219
1,000	Right On Company Limited	4,302
6,259	RONA Incorporated	79,263
67,661	Ross Stores Incorporated«	4,389,846
56,000	Sa Sa International Holdings Limited†	65,699
151,640	Sally Beauty Holdings Incorporated†«	2,085,050
6,800	Sanrio Company Limited	165,267
4,800	Shimachu Company Limited	95,438
3,300	Shimanura Company Limited	301,255
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Specialty Retail (continued)
1,261	Signet Jewelers Limited†	$49,879
4,554	Super Cheap Auto Group Limited	26,190
63,500	TJX Companies Incorporated	2,896,235
104,376	Tractor Supply Company	4,432,849
47,439	Truworths International Limited	481,563
1,900	United Arrows Limited	26,926
73,713	Urban Outfitters Incorporated†«	2,785,614
3,030	USS Company Limited	219,403
55	Valora Holding AG	16,262
7,923	WH Smith Public Limited Corporation	58,230
49,519	Williams-Sonoma Incorporated«	1,647,497
1,800	Xebio Company Limited	36,305
10,860	Yamada Denki Company Limited	690,348

		100,596,166

Textiles, Apparel & Luxury Goods: 1.20%
12,185	Adidas-Salomon AG	764,898
95,000	ANTA Sports Products Limited	177,152
19,000	ASICS Corporation	208,639
8,000	Atsugi Company Limited	9,941
1,225	Benetton Group SpA	7,159
21,538	Billabong International Limited	174,443
500,000	Bosideng International Holdings Limited	260,138
7,742	Bulgari SpA	74,768
25,206	Burberry Group plc	390,498
85,249	Carter’s Incorporated†«	2,698,983
272,000	China Dongxiang Group Company	121,549
37,000	China Hongxing Sports Limited	4,063
3,350	Christian Dior SA	463,982
44,986	Coach Incorporated	2,543,508
30,403	Compagnie Financiere Richemont SA	1,638,821
1,200	Daidoh Limited	9,750
12,000	Daiwabo Company Limited	33,122
54,842	Deckers Outdoor Corporation†«	4,217,350
3,000	Descente Limited	14,948
111,000	Formosa Taffeta Company Limited†	95,041
67,949	Fossil Incorporated†	4,596,750
950	Geox SpA	4,347
5,637	Gildan Activewear Incorporated	169,898
19,000	Gunze Limited	66,746
153,358	Hanesbrands Incorporated†«	4,163,670
1,629	Hermes International	308,721
115,000	Iconix Brand Group Incorporated†«	2,148,200
165,900	Indorama Ventures Foreign	294,976
15,488	Jaybharat Textiles & Real Estate Limited	84,385
144,600	Jones Group Incorporated	1,957,884
19,000	Kurabo Industries Limited	32,692
79,500	Li Ning Company Limited	209,369
126	LPP SA	85,322
10,398	Luxottica Group SpA	275,476
14,933	LVMH Moet Hennessy Louis Vuitton SA	2,264,996
750	Ng2 SA†	14,994
45,400	Nike Incorporated Class B	3,910,302
17,000	Nisshinbo Industries Incorporated	175,099
14,000	Onward Kashiyama Company Limited	119,274
198,000	Peak Sport Products Limited	144,068
33,809	Phillips-Van Heusen Corporation«	2,293,603
35,957	Polo Ralph Lauren Corporation«	3,927,943
33,000	Ports Design Limited	101,995
390,600	Pou Chen Corporation†	359,430
88,000	Prime Success International Group Limited	100,295
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Textiles, Apparel & Luxury Goods (continued)
229	PUMA AG Rudolf Dassler Sport	$68,056
81,618	Ruentex Industries Limited†	257,043
5,000	Sanyo Shokai Limited	20,194
12,000	Seiko Holdings Corporation Class C	42,586
20,900	Seiren Company Limited	138,601
38,000	Shenzhou International Group Holdings Limited	39,933
19,500	Stella International	39,477
1,778	Swatch Group AG	713,928
2,102	Swatch Group AG REG	152,260
332,520	Tainan Spinning Company Limited†	239,988
64,000	Texwinca Holdings Limited	74,590
13,000	The Japan Wool Textile Company Limited	98,793
68,087	Timberland Company†	1,687,196
2,574	Titan Industries Limited†	207,165
207	Tod’s SpA	21,197
11,000	Tokyo Style Company Limited	79,520
81,000	Toyobo Company Limited	136,468
202,000	Trinity Limited	204,209
50,198	Under Armour Incorporated†«	2,897,931
168,000	Unitika	142,526
47,329	VF Corporation«	3,922,628
14,000	Wacoal Corporation	189,533
63,945	Warnaco Group Incorporated†«	3,443,438
71,302	Wolverine World Wide Incorporated	2,228,188
154,500	Xtep International Holdings†	134,701
98,500	Yue Yuen Industrial Holdings Limited	355,813

		59,255,150

Consumer Staples: 6.50%

Beverages: 1.41%
23,881	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,497
6,960	Anheuser-Busch InBev NV†	36
57,300	Asahi Breweries Limited	1,116,011
10,808	Britvic plc	82,207
9,114	Brown-Forman Corporation Class A	594,597
49,914	Brown-Forman Corporation Class B«	3,265,374
16,370	C&C Group plc	66,212
6,000	Carlsberg AS	566,338
9,100	Carlsberg Brewery Malaysia Berhad	17,094
90,636	Central European Distribution Corporation†«	2,177,983
11,518	Cia Cervecerias Unidas SA	130,037
6,611	Cia de Bebidas DAS Americas	767,286
58,546	Coca-Cola Amatil Limited	625,136
1,000	Coca-Cola Central Japan Company Limited	12,917
247,233	Coca-Cola Company	15,617,709
35,000	Coca-Cola Enterprises Incorporated	845,250
9,885	Coca-Cola Hellenic Bottling Company SA	252,134
8,224	Coca-Cola Icecek Uretim AS	111,283
9,000	Coca-Cola West Japan Company Limited	149,910
99,483	Constellation Brands Incorporated Class A†	2,050,345
4,300	Cott Corporation†	35,605
14,156	David Campari-Milano SpA	83,883
142,779	Diageo plc	2,540,658
124,644	Dr Pepper Snapple Group Incorporated	4,565,710
283,200	Fomento Economico Mexicano Sab de CV	1,603,768
233,460	Foster’s Group Limited	1,264,308
5,500	Fraser & Neave Holdings†	27,782
8,900	Guinness Anchor BHD	25,569
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Beverages (continued)
39,097	Hansen Natural Corporation†	$2,080,742
5,823	Heineken Holding NV	234,353
14,265	Heineken NV	660,861
418	Hite Brewery Company Limited	42,182
43,319	InBev NA	2,357,453
5,200	ITO EN Limited	83,819
116,000	Kirin Brewery Company Limited	1,616,155
93	Lotte Chilsung Beverage Company Limited	66,337
1,300	Mikuni Coca-Cola Bottling Company Limited	11,339
82,949	Molson Coors Brewing Company	3,952,520
237,563	PepsiCo Incorporated	15,353,697
11,794	Pernod-Ricard	961,265
1,106	Remy Cointreau SA	72,500
56,068	SABMiller plc	1,773,871
116,200	San Miguel Corporation	316,573
53,000	Sapporo Holdings Limited	214,685
20,000	Takara Holdings Incorporated	117,099
1,069,000	Thai Beverage Public Company Limited	234,794
36,000	Tsingtao Brewery Company Limited	195,181
12,258	United Spirits Limited†	371,266
1,000	Yomeishu Seizo Company Limited	9,308

		69,650,639

Food & Staples Retailing: 1.24%
94,300	Aeon Company Limited	1,150,440
5,981	Alimentation Couche Tard Incorporated	150,494
413,000	Alliance Global Group Incorporated	106,417
3,800	ARCS Company Limited	52,126
450	Axfood AB	15,261
19,310	Berjaya Corp BHD†	2,378
34,400	Big C Supercenter†	80,794
33,600	Big C Supercenter PCL†	78,915
10,617	Bim Birlesik Magazalar AS	361,807
277,000	C.P. Seven Eleven PCL	364,233
35,440	Carrefour SA	1,603,432
55,510	Casey’s General Stores Incorporated	2,206,245
2,899	Casino Guichard Perrachon SA	255,248
2,100	Cawachi Limited	39,571
201,766	Cencosud SA	1,515,574
142,000	China Resources Enterprise Limited	600,726
2,900	Circle K Sunkus Company Limited	40,231
4,210	Colruyt SA	210,340
64,627	Costco Wholesale Corporation«	4,369,431
42,300	Dairy Farm International Holdings Limited	377,739
5,426	Delhaize Group	370,403
1,972	Empire Company Limited	109,843
9,166	Eurocash SA	76,846
8,800	FamilyMart Company Limited	299,467
2,800	George Weston Limited	213,706
109	Guyenne Et Gascogne SA†	11,064
4,400	Heiwado Company Limited	52,996
2,000	Inageya Company Limited	20,576
5,000	Izumiya Company Limited	18,760
68,469	J Sainsbury plc	378,821
10,195	Jeronimo Martins	144,247
10,000	Kasumi Company Limited	51,619
3,500	Kato Sangyo Company Limited	53,029
1,500	Kesko Oyj A Shares	66,960
3,200	Kesko Oyj B Shares	146,877
69,419	Koninklijke Ahold NV	838,918
6,900	Lawson Incorporated	305,879
4,000	Life Corporation	57,832
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Food & Staples Retailing (continued)
5,600	Loblaw Cos Limited	$223,607
22,032	Massmart Holdings Limited	434,878
3,300	Matsumotokiyoshi Holdings Company Limited	66,560
81,036	Metcash Limited	323,896
7,360	Metro AG	527,935
6,079	Metro Incorporated	274,119
500	Ministop Company Limited	7,313
171,905	Olam International Limited	397,099
21,770	Pick’n Pay Stores Limited†	144,320
84,032	President Chain Store Corporation†	339,078
306	Rallye SA†	10,993
1,055,880	Rite Aid Corporation†«	992,210
3,100	Ryoshoku Limited	64,415
44,316	Safeway Incorporated«	1,018,825
94,880	Seven & I Holdings Company Limited	2,318,432
1,731	Shinsegae Company Limited	846,539
12,400	Shoppers Drug Mart Corporation	456,960
42,173	Shoprite Holdings Limited	573,723
12,000	Siam Makro plc	65,299
1,429	Sligro Food Group NV	42,385
5,300	Sugi Pharmacy Company Limited	119,058
3,800	Sundrug Company Limited	103,298
1,882	Super-Sol Limited	10,688
106,915	SUPERVALU Incorporated«	966,512
68,448	Sysco Corporation	1,986,361
462,480	Tesco plc	2,980,326
5,911	The Jean Coutu Group PJC Incorporated	54,472
2,000	The Maruetsu Incorporated	7,289
2,000	Tsuruha Holdings Incorporated	86,629
57,079	United Natural Foods Incorporated†«	2,137,038
19,700	UNY Company Limited	178,192
2,100	Valor Company Limited	16,084
779,099	Wal-Mart de Mexico SAB de CV	2,201,035
244,443	Wal-Mart Stores Incorporated	13,221,922
115,685	Wesfarmers Limited	3,488,412
75,504	Whole Foods Market Incorporated	3,565,299
133,721	William Morrison Supermarkets plc	565,750
142,111	Woolworths Limited	3,650,518
1,000	Yaoko Company Limited	27,196

		61,293,910

Food Products: 1.91%
81,000	Ajinomoto Company Incorporated	799,450
31,963	Alicorp SA	64,920
68,200	Archer-Daniels-Midland Company	1,977,118
900	Ariake Japan Company Limited	13,529
4,530	Aryzta AG	192,051
85,000	Asia Food & Properties Limited†	26,716
31,900	Asiatic Development BHD	85,604
22,261	Associated British Foods plc	367,380
45,000	Astra Agro Lestari TBK PT	120,296
5,345	Australian Agricultural Company Limited	7,582
66	Barry Callebaut AG	51,589
85,100	BRF Brasil Foods SA	1,265,630
73,201	Bunge Limited«	4,452,085
22,600	Campbell Soup Company«	766,140
277,776	Chaoda Modern Agriculture Limited	225,008
298,500	Charoen Pokhand Foods plc	246,857
198,000	China Agri-Industries Holdings Limited	236,628
18,000	China Fishery Group Limited†	29,719
48,000	China Green Holdings Limited	48,648
21,500	China Huiyuan Juice Group	15,450
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Food Products (continued)
161,000	China Mengniu Dairy Company	$459,254
148,000	China Yurun Food Group Limited	528,905
79,526	Chiquita Brands International Incorporated†«	889,101
1,434	CJ Cheiljedang Corporation	264,685
51,914	ConAgra Foods Incorporated	1,115,113
108,347	Corn Products International Incorporated	4,671,923
3,198	CSM	96,930
6,886	Dairy Crest Group plc	38,613
2,500	Danisco AS	190,956
142,459	Darling International Incorporated†	1,649,675
87,900	Dean Foods Company†	639,033
327,504	Del Monte Foods Company	6,134,150
1,200	Dydo Drinco Incorporated	40,722
250	East Asiatic Company Limited A/S†	7,031
3,868	Ebro Puleva SA	76,116
11,000	Ezaki Glico Company Limited	125,917
66,950	Fresh del Monte Produce Incorporated	1,470,222
6,700	Fuji Oil Company Limited	90,945
1,000	Fujicco Company Limited	11,674
36,531	Futuris Corporation Limited	22,059
5,201	Glaxosmithkline Consumer HEA†	256,820
179,200	Global Bio-Chem Technology	28,616
782,045	Golden Agri-Resources Limited	429,418
181,800	Goodman Fielder Limited	239,601
20,986	Grain Corporation Limited	137,185
64,080	Green Mountain Coffee Roasters Incorporated†«	2,376,086
1,680	Greggs plc	11,453
35,257	Groupe Danone	2,065,162
73,300	Grupo Bimbo Sab de CV	595,935
37,800	H.J. Heinz Company	1,824,606
66,269	Hain Celestial Group Incorporated†	1,756,791
2,600	Hokuto Corporation	58,282
9,700	House Foods Corporation	152,761
39,000	Indofood Agri Resources Limited†	78,275
533,424	Indofood Sukses Makmur TBK PT	270,137
377,646	IOI Corporation BHD	691,506
19,000	Itoham Foods Incorporated	61,298
5,000	J-Oil Mills Incorporated	13,442
70,423	JBS SA	269,025
61,568	JM Smucker Company«	3,894,176
8,400	Kagome Company Limited«	148,347
4,604	Kernel Holding SA†	99,467
7,676	Kerry Group plc	246,605
21,200	Khon Kaen Sugar Industry pcl	9,467
33,000	Kikkoman Corporation	355,275
186,264	Kraft Foods Incorporated Class A	5,634,486
45,400	Kuala Lumpur Kepong BHD	289,815
16,900	Kulim (Malaysia) Berhad†	64,772
29,337	Lancaster Colony Corporation«	1,527,578
41	Lindt & Spruengli AG PC	111,645
7	Lindt & Spruengli AG REG	203,517
117	Lotte Confectionery Company Limited	139,665
1,451	Maple Leaf Foods Incorporated	15,704
116,200	Marine Harvest	108,020
5,000	Marudai Food Company Limited	14,757
43,000	Maruha Nichiro Holdings Incorporated	68,336
57,706	McCormick & Company Incorporated«	2,539,641
31,220	Mead Johnson & Company	1,859,775
4,600	Megmilk Snow Brand Company Limited	78,105
8,200	Meiji Holdings Company Limited	356,650
600	Meito Sangyo Company Limited	7,807
4,000	Mitsui Sugar Company Limited	14,625
36,000	Morinaga & Company Limited	80,440
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Food Products (continued)
21,000	Morinaga Milk Industry Company Limited	$81,551
2,000	Nakamuraya Company Limited	9,679
5,741	Nestle India Limited†	453,593
4,000	Nestle Malaysia BHD	54,807
189,190	Nestle SA	10,282,782
15	Nestle SA ADR	821
29,000	Nichirei Corporation	123,707
6,000	Nippon Beet Sugar Manufacturing Company Limited	14,339
17,000	Nippon Flour Mills Company Limited	78,002
26,000	Nippon Meat Packers Incorporated	310,981
27,000	Nippon Suisan Kaisha Limited	79,687
25,500	Nisshin Seifun Group Incorporated	308,962
10,400	Nissin Food Products Company Limited	358,638
901	Nong Shim Company Limited†	158,922
24,790	Northern Foods plc	23,136
1,509	Nutreco Holding NV	105,969
533	Orion Corporation†	187,566
3,453	Osem Investment Limited†	54,214
113,485	Parmalat SpA	282,245
21,000	Peoples Food Holdings Limited	11,054
60,600	PPB Group BHD†	342,077
96,960	Premier Foods plc	24,478
12,700	QP Corporation	154,634
11,389	Ridley Corporation Limited	14,082
600	Riken Vitamin Company Limited	17,077
2,900	Sakata Seed Corporation	36,558
10,004	Saputo Incorporated	364,570
326,400	Sara Lee Corporation	4,896,000
12,000	Showa Sangyo Company Limited	31,688
50,603	Shree Renuka Sugars Limited†	95,174
84,876	Smithfield Foods Incorporated†«	1,494,666
1,291	Strauss Group Limited	19,227
3,072	Suedzucker AG	65,676
16,000	Synear Food Holdings Limited	2,605
52,710	Tata Tea Limited	129,750
25,124	Tate & Lyle plc	199,303
30,870	Thai Union Frozen Products pcl	54,888
12,000	The Nisshin Oillio Group Limited	52,910
18,649	Tiger Brands Limited	487,473
196,000	Tingyi (Cayman Islands) Holding Corporation	485,135
11,000	Toyo Suisan Kaisha Limited	232,119
49,843	TreeHouse Foods Incorporated†«	2,476,200
160,518	Tyson Foods Incorporated Class A	2,541,000
90,000	Uni President China Holdings	56,445
579,522	Uni-President Enterprises Corporation	801,340
89,661	Unilever NV	2,529,035
76,355	Unilever plc ADR	2,110,478
3,600	United Plantations BHD†	19,321
238,100	Universal Robina Corporation	198,552
2,096	Viscofan SA	72,398
68,000	Vitasoy International Holdings Limited	54,907
21,428	Viterra Incorporated	191,204
734,000	Want Want China Holdings Limited	632,376
54,000	Wei Chuan Food Corporation†	60,231
105,930	Wilmar International Limited	482,977
18,500	Yakult Honsha Company Limited	525,003
30,000	Yamazaki Baking Company Limited	350,938

		93,983,648

Household Products: 1.00%
38,721	Church & Dwight Company Incorporated	2,526,545
76,500	Clorox Company	4,728,465
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Household Products (continued)
73,632	Colgate-Palmolive Company	$5,636,530
38,375	Energizer Holdings Incorporated†	2,701,216
7,493	Henkel KGaA	379,423
130,281	Hindustan Unilever Limited†	846,819
47,516	Kimberly-Clark Corporation	2,940,765
35,100	Kimberly-Clark de Mexico SAB de CV	215,219
1,227	LG Household & Health Care Limited Class H†	404,802
27,000	Lion Corporation	143,243
2,400	Pigeon Corporation	80,411
423,882	Procter & Gamble Company	25,886,474
9,520	PZ Cussons plc	56,640
36,173	Reckitt Benckiser Group	1,913,019
17,400	Uni-Charm Corporation	679,866
161,000	Unilever Indonesia TBK PT	267,323

		49,406,760

Personal Products: 0.28%
2,700	Aderans Company Limited	33,843
496	Amorepacific Corporation	464,599
734	Atrium Innovations Incorporated†	10,032
82,000	BaWang International Group Holding Limited	33,264
5,805	Beiersdorf AG	337,011
6,846	Colgate Palmolive India Limited†	132,190
74,434	Dabur India Limited†	151,837
67,104	Estee Lauder Companies Incorporated Class A«	5,027,432
4,500	FANCL Corporation	61,943
12,716	Godrej Consumer Products Limited	113,234
86,000	Hengan International Group Company Limited	792,984
33,354	Herbalife Limited	2,289,085
64,400	Kao Corporation	1,617,503
2,700	Kobayashi Pharmaceutical Company Limited	118,079
3,100	Kose Corporation	70,823
13,968	L’Oreal SA	1,485,487
1,800	Mandom Corporation	46,307
70,088	Marico Limited†	198,418
400	Milbon Company Limited	11,437
1,903	Oriflame Cosmetics SA	99,224
43,600	Shiseido Company Limited	911,177

		14,005,909

Tobacco: 0.66%
241,880	Altria Group Incorporated	5,805,120
14,600	British American Tobacco Malaysia BHD†	204,008
117,913	British American Tobacco plc	4,274,317
2,662	Eastern Tobacco†	56,840
61,752	Imperial Tobacco Group plc	1,811,543
411,536	ITC Limited†	1,541,747
572	Japan Tobacco Incorporated	1,950,637
17,300	KT&G Corporation	935,579
18,325	Lorillard Incorporated	1,458,304
212,889	Philip Morris International	12,111,255
68,500	PT Gudang Garam TBK	308,606
37,462	Reynolds American Incorporated	1,159,074
9,000	Souza Cruz SA†	452,100
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Tobacco (continued)
16,500	Swedish Match AB	$461,015

		32,530,145

Energy: 8.31%
Energy Equipment & Services: 1.67%
2,949	Aban Offshore Limited†	44,728
14,559	Acergy SA	289,666
309	Aker ASA Class A	6,267
7,775	Aker Kvaerner ASA	115,017
19,487	AMEC plc	327,662
62,544	Baker Hughes Incorporated	3,262,295
1,896	Bourbon SA	74,473
2,280	BW Offshore Limited†	5,138
1,959	Calfrac Well Services Limited	59,445
134,638	Cameron International Corporation†	6,477,434
11,100	Carbo Ceramics Incorporated	1,078,365
6,535	Compagnie Generale de Geophysique Veritas†	151,332
689	Compagnie Generale de Geophysique Veritas ADR†«	16,019
117,951	Complete Production Services Incorporated†	3,355,706
24,684	Core Laboratories NV«	2,112,950
11,249	Diamond Offshore Drilling Incorporated«	728,485
43,447	Dresser Rand Group Incorporated†	1,647,945
44,365	Dril-Quip Incorporated†«	3,435,626
5,878	Ensign Energy Services Incorporated	74,896
89,505	Exterran Holdings Incorporated†	2,029,078
36,000	Ezra Holdings Limited	44,988
66,354	FMC Technologies Incorporated†«	5,589,661
1,236	Fred Olsen Energy ASA	45,860
3,651	Fugro NV	245,964
184,947	Global Industries Limited†«	1,152,258
175,395	Helix Energy Solutions Group Incorporated†	2,460,792
24,775	John Wood Group plc	179,887
259,900	Kencana Petroleum BHD	165,745
210,673	Key Energy Services Incorporated†«	2,169,932
357,100	KNM Group BHD†	59,752
500	Modec Incorporated	8,406
4,400	Mullen Group Limited	64,979
29,223	Oceaneering International Incorporated†«	2,019,309
72,155	Oil States International Incorporated†«	4,280,956
207,865	Parker Drilling Company†«	831,460
10,745	Pason Systems Incorporated	144,551
85,079	Patterson-UTI Energy Incorporated	1,679,459
14,537	Petrofac Limited	314,527
8,368	Petroleum Geo-Services ASA†	101,564
15,312	Precision Drilling Corporation†	131,261
87,866	Pride International Incorporated†	2,732,633
11,150	Prosafe ASA	73,588
16,266	Saipem SpA	676,918
170,300	SapuraCrest Petroleum BHD†	142,477
839	Savanna Energy Services Corporation	4,495
8,376	SBM Offshore NV	166,566
203,705	Schlumberger Limited	15,754,545
1,839	Schoeller-Bleckmann Oilfield Equipment AG	131,602
30,554	Seacor Holdings Incorporated	3,330,386
18,890	Seadrill Limited	578,349
2,728	ShawCor Limited Class A	83,178
4,000	Shinko Plantech Company Limited	33,170
4,714	Subsea 7 Incorporated†	98,874
41,103	Superior Energy Services Incorporated†	1,372,429
5,928	Technip SA	460,306
1,176	Tecnicas Reunidas SA	63,724
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Energy Equipment & Services (continued)
26,924	Tenaris SA	$566,868
130,193	Tetra Technologies Incorporated†	1,432,123
5,000	TGS Nopec Geophysical Company ASA	85,476
25,993	Tidewater Incorporated«	1,275,996
6,000	Toyo Kanetsu K K	9,535
47,859	Transocean Limited†«	3,207,989
8,245	Trican Well Service Limited	158,547
2,600	Trinidad Drilling Limited	13,449
107,329	Weatherford International Limited†	2,190,585
5,218	Wellstream Holdings plc	59,493
23,810	WorleyParsons Limited	575,111

		82,262,250

Oil, Gas & Consumable Fuels: 6.64%
8,522	Advantage Oil & Gas Limited†	55,704
100,824	Afren plc†	196,661
65,973	Alpha Natural Resources Incorporated†	3,269,622
4,348	Altagas Limited	87,337
74,000	Anadarko Petroleum Corporation	4,747,840
2,300	AOC Holdings Incorporated	11,323
40,693	Apache Corporation	4,380,195
13,928	Aquila Resources Limited†	129,895
7,901	ARC Energy Trust	187,260
89,833	Arch Coal Incorporated	2,623,124
112,927	Atlas Energy Incorporated†	4,850,215
41,681	Australian Worldwide Exploration Limited†	64,521
10,655	Bankers Petroleum Limited†	68,816
14,200	Banpu PCL	355,117
254,500	Bayan Resources Group†	356,368
2,365	Baytex Energy Trust	99,065
105,285	Beach Petroleum Limited	67,613
195,272	BG Group plc	3,527,890
21,354	Bharat Petroleum Corporation Limited†	314,155
4,522	Birchcliff Energy Limited†	42,861
3,117	Bonavista Energy Trust	86,142
1,082,255	BP plc	7,170,412
167,602	Brigham Exploration Company†	4,215,190
514,000	Brightoil Petroleum Holdings	208,510
2,575,358	Bumi Resources TBK PT	755,446
57,453	Cabot Oil & Gas Corporation«	2,009,131
75,694	Cairn Energy plc†	455,058
81,372	Cairn India Limited†	558,884
22,940	Caltex Australia Limited	288,922
22,900	Cameco Corporation	828,955
62,054	Canadian Natural Resources Limited	2,387,134
12,485	Canadian Oil Sands Trust	339,444
44,546	Carrizo Oil & Gas Incorporated†«	1,292,725
11,766	Celtic Exploration Limited†	185,106
43,871	Cenovus Energy Incorporated	1,262,004
75,232	Chesapeake Energy Corporation«	1,588,900
232,823	Chevron Corporation	18,851,678
577,962	China Coal Energy Company	914,009
2,218,000	China Petroleum & Chemical Corporation	2,065,156
445,500	China Shenhua Energy Company Limited	1,873,199
364	Cia Espanola de Petroleos SA	8,817
43,770	Cimarex Energy Company	3,525,236
1,915,000	CNOOC Limited	4,153,018
370,000	CNPC (Hong Kong) Limited	538,435
1,665	Coal & Allied Industries Limited†	179,619
80,631	Coal India Limited†	557,485
66,262	Comstock Resources Incorporated†«	1,623,419
47,933	Concho Resources Incorporated†	3,966,456
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Oil, Gas & Consumable Fuels (continued)
22,597	Connacher Oil and Gas Limited†	$24,214
161,108	ConocoPhillips	9,693,868
125,299	Consol Energy Incorporated	5,257,546
17,358	Continental Resources Incorporated†«	927,785
1,363	Corridor Resources Incorporated†	9,188
67,000	Cosmo Oil Company Limited	189,736
16,503	Crescent Point Energy Corporation	666,679
3,839	Crew Energy Incorporated†	73,224
27,929	Dart Energy Limited†	31,589
11,272	Daylight Energy Limited	104,424
1,265	Denison Mines Corporation†	3,931
48,305	Devon Energy Corporation	3,408,884
102,500	DNO ASA†	130,676
12,082	Dragon Oil plc†	82,038
152,909	Eastern Star Gas Limited†	111,388
368,072	El Paso Corporation	4,965,291
19,800	Enbridge Incorporated	1,102,111
44,034	Encana Corporation	1,219,509
4,826	Energy Resources of Australia Limited	54,907
3,678	Enerplus Resources	105,981
123,103	ENI SpA	2,476,806
9,439	ENI SpA ADR	380,580
47,816	Enquest plc†	102,203
37,048	EOG Resources Incorporated	3,295,420
82,658	EQT Corporation«	3,345,169
2,269	ERG SpA	28,304
28,005	Essar Energy plc	227,385
143,052	Essar Oil Limited†	384,091
26,300	Esso Thailand Alien Market	5,655
3,641	Establissements Maurel et Prom	46,241
10,481	Extract Resources Limited†	87,300
593,231	Exxon Mobil Corporation	41,265,148
1,661	Fairborne Energy Limited†	6,537
56,610	Forest Oil Corporation†	1,937,194
249,590	Formosa Petrochemical Corporation†	691,065
6,300	Frontline Limited	164,895
1,079	Galleon Energy Incorporated†	4,341
11,515	Galp Energia SGPS SA	192,817
351,801	Gazprom ADR«	7,760,730
3,776	Goodrich Petroleum Corporation†«	49,654
23,505	Gran Tierra Energy Incorporated†	175,163
5,054	Grupa Lotos SA†	50,928
6,650	GS Holdings Corporation	360,777
2,590	Hellenic Petroleum SA†	18,692
19,511	Hindustan Petroleum Corporation Limited	175,444
64,108	Holly Corporation«	2,304,042
5,358	Hunting plc	49,380
13,000	Husky Energy Incorporated	309,883
3,500	Idemitsu Kosan Company Limited	325,786
15,000	Imperial Oil Limited	545,468
67,074	Indian Oil Corporation Limited†	506,728
106,000	Indika Energy TBK PT†	45,760
29,000	Indo Tambangraya Megah PT	157,455
251	Inpex Holdings Incorporated	1,291,140
6,700	Inter Pipeline Fund	97,901
974,221	IRPC PCL	148,889
6,000	Itochu Enex Company Limited	27,817
8,964	Ivanhoe Energy Incorporated†	18,861
3,800	Japan Petroleum Exploration Company	132,857
298,800	JX Holdings Incorporated	1,849,425
31,102	Karoon Gas Australia Limited†	219,709
1,723	Keyera Facilities Income Fund	58,745
27,942	Linc Energy Limited	69,634
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Oil, Gas & Consumable Fuels (continued)
60,610	Lukoil ADR«	$3,322,034
11,247	Lundin Petroleum AB†	110,425
21,310	Mangalore Refinery & Petrochemicals Limited†	33,253
84,061	Marathon Oil Corporation	2,813,522
56,930	Massey Energy Company	2,795,832
5,888	MOL Hungarian Oil & Gas plc	505,720
277,000	Mongolia Energy Company Limited†	89,538
681	Motor Oil (Hellas) Corinth Refineries SA	6,356
3,100	NAL Oil & Gas Trust	36,298
6,080	Neste Oil Oyj Limited	85,551
23,479	New Hope Corporation Limited	109,823
17,671	New Zealand Oil & Gas Limited	12,088
30,300	Nexen Incorporated	633,716
2,237	Niko Resource Limited	200,830
3,300	Nippon Gas Company Limited	42,389
27,199	Noble Energy Incorporated	2,209,919
3,905	NuVista Energy Limited	35,948
120,962	Occidental Petroleum Corporation	10,665,220
412,600	OGX Petroleo e Gas Participacoes SA†	4,788,720
76,355	Oil & Natural Gas Corporation Limited†	2,072,243
5,784	Oil India Limited	173,602
37,539	Oil Refineries Limited	22,455
139,262	Oil Search Limited	911,686
9,020	OMV AG	303,131
2,891	OPTI Canada Incorporated†	2,028
105,276	Origin Energy Limited	1,586,258
42,881	Overseas Shipholding Group Incorporated«	1,499,549
20,295	PA Resources AB†	17,026
1,571	Pace Oil And Gas Limited†	11,906
14,007	Pacific Rubiales Energy Corporation	436,631
70,555	Paladin Energy Limited†	332,048
173	Paz Oil Company Limited	27,975
41,947	Peabody Energy Corporation	2,466,903
13,555	Pembina Pipeline Corporateion	281,914
6,204	Pengrowth Energy Trust	80,258
16,555	Penn West Energy Trust	359,145
3,000	PetroBakken Energy Limited	54,503
6,135	Petrobank Energy & Resources Limited†	241,563
1,769	Petrobras Energia SA«	35,150
2,714,000	PetroChina Company Limited	3,372,796
166,331	Petrohawk Energy Corporation†«	2,965,682
10,179	Petrol Ofisi†	48,733
395,545	Petroleo Brasileiro SA	6,314,048
45,300	Petronas Dagangan BHD†	161,607
48,131	Petronet LNG Limited†	122,098
4,002	Petroplus Holdings AG	38,279
2,982	Peyto Energy Trust	49,412
47,400	Pioneer Natural Resources Company	3,797,214
190,312	Polish Oil & Gas	212,944
40,626	Polski Koncern Naftowy Orlen SA†	565,924
6,711	Premier Oil plc†	191,653
7,472	Progress Energy Resources Corporation	84,288
12,855	Provident Energy Trust	95,171
94,500	PT Tambang Batubara Bukit Asam TBK	195,611
102,272	PTT Aromatics & Refining PCL	128,559
146,300	PTT Exploration & Production PCL	808,207
105,900	PTT PCL	1,071,962
91,333	QEP Resources Incorporated	3,208,528
8,414	Questerre Energy Corporation	10,983
193,100	Quicksilver Resources Incorporated†«	2,745,882
88,146	Range Resources Corporation«	3,701,251
195,843	Reliance Industries Limited†	4,206,666
2,006	Reliance Industries Limited GDR«††	86,860
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Oil, Gas & Consumable Fuels (continued)
46,077	Repsol YPF SA	$1,111,275
20,668	Riversdale Mining Limited†	270,410
8,115	Roc Oil Company Limited†	2,800
204,539	Royal Dutch Shell plc Class A	6,158,318
158,508	Royal Dutch Shell plc Class B	4,704,197
5,636	S-Oil Corporation†	389,863
604,550	SandRidge Energy Incorporated†«	3,119,478
101,151	Santos Limited	1,205,128
12,269	Saras SpA	21,341
56,748	Sasol Limited	2,522,667
14,200	Shell Refining Company Federation of Malaya BHD†	47,341
20,000	Showa Shell Sekiyu KK	166,328
1,901	Silverbirch Energy Corporation†	12,778
2,000	Sinanen Company Limited	7,767
7,737	SK Energy Company Limited	1,104,428
10,172	Soco International plc†	52,766
63,513	Southern Union Company	1,499,542
50,513	Southwestern Energy Company†	1,828,571
75,212	Spectra Energy Corporation	1,787,789
62,375	Statoil ASA	1,235,994
281	Storm Res Limited†	1,106
119,000	Straits Asia Resources Limited	242,443
90,465	Suncor Energy Incorporated	3,038,559
102,230	Surgutneftegaz	474,347
295,275	Surgutneftegaz ADR«	2,747,534
56,257	Swift Energy Company†«	2,052,818
59,300	Talisman Energy Incorporated	1,138,574
69,118	Teekay Corporation«	2,204,173
104,800	Thai Oil PCL	233,139
13,632	The Great Eastern Shipping Company Limited†	109,938
43,000	Tonengeneral Sekiyu KK	423,886
128,050	Total SA	6,202,327
39,700	TransCanada Corporation	1,399,971
51,269	Tullow Oil plc	914,690
18,430	Tupras Turkiye Petrol Rafinerileri AS	447,300
84,016	Ultra Petroleum Corporation†«	3,947,912
18,762	Uranium One Incorporated	92,663
200,254	USEC Incorporated†«	1,191,511
65,351	Valero Energy Corporation	1,273,037
7,094	Vermilion Energy Incorporated	290,380
50,779	Whitehaven Coal Limited	328,047
32,369	Whiting Petroleum Corporation†	3,562,208
70,300	Williams Companies Incorporated	1,603,543
59,267	Woodside Petroleum Limited	2,383,071
97,082	World Fuel Services Corporation«	2,922,168
258,000	Yanzhou Coal Mining Company Limited	716,011

		327,666,711

Financials: 19.30%

Capital Markets: 1.66%
55,569	3I Group plc	257,921
36,607	Aberdeen Asset Management plc	101,923
28,219	Affiliated Managers Group Incorporated†	2,466,623
3,567	AGF Management Limited	59,835
131,004	Ameriprise Financial Incorporated	6,791,247
14,340	Ashmore Group plc	75,871
636,000	Asia Plus Securities PCL†	57,225
6,204	Azimut Holding SpA	49,446
140,356	Bank of New York Mellon Corporation	3,788,208
1,790	Bank Sarasin & Cie AG	66,792
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Capital Markets (continued)
15,559	Binckbank NV	$226,199
13,844	BlackRock Incorporated	2,256,572
8,704	Brewin Dolphin Limited	19,733
1,964	Canaccord Financial Incorporated	23,972
357,353	Capital Securities Corporation†	158,263
136,590	Charles Schwab Corporation	2,052,948
10,003	CI Financial Corporation	205,994
6,402	Close Brothers Group plc	78,967
62,813	Credit Suisse Group	2,318,132
26,610	Daewoo Securities Company Limited†	532,475
221,000	Daiwa Securities Group Incorporated	1,003,465
53,232	Deutsche Bank AG	2,528,635
3,322	Dundee Corporation Class A†	63,880
2,023	DundeeWealth Incorporated	40,300
1,432	EFG International	16,408
35,767	Egyptian Financial Group-Hermes Holding†	207,683
51,875	Federated Investors Incorporated Class B«	1,229,956
24,240	Franklin Resources Incorporated	2,765,542
1,091,960	Fuhwa Financial Holdings Company Limited†	668,090
9	GCA Savvian Group Corporation	7,764
3,500	GMP Capital Incorporated	43,812
64,143	Goldman Sachs Group Incorporated	10,015,288
16,824	Greenhill & Company Incorporated«	1,260,791
12,382	Hargreaves Lansdown plc	94,969
39,881	Henderson Group plc	73,881
15,167	Hyundai Securities Company†	163,522
28,436	ICAP plc	210,096
1,500	Ichiyoshi Securities Company Limited	9,822
7,300	IGM Financial Incorporated	303,648
15,631	Intermediate Capital Group plc	76,052
244,961	Invesco Limited	5,325,452
26,572	Investec Limited	209,796
27,460	Investec plc	212,068
22,489	IOOF Holdings Limited†	154,770
1,000	Iwai Securities Company Limited	6,333
2,800	JAFCO Company Limited	67,114
300,396	Janus Capital Group Incorporated	3,136,134
11,434	Julius Baer Group Limited	434,051
11,915	Julius Baer Holding AG	175,107
9,400	Kabu.com Securities Company Limited	35,605
848,000	KGI Securities (Thailand) PCL†	73,495
37,000	Kim Eng Holdings Limited†	51,562
86,600	Kim Eng Securities Thailand PCL	42,971
4,364	Korea Investment Holdings Company Limited	130,047
73,900	Legg Mason Incorporated	2,410,618
41,811	Macquarie Group Limited	1,420,688
90,461	Man Group plc	372,734
2,000	Marusan Securities Company Limited	11,351
131,000	Masterlink Securities Corporation†	51,785
12,600	Matsui Securities Company Limited	78,590
32,109	Mediobanca SpA	264,246
239,037	Mf Global Holdings Limited†«	1,876,440
3,004	Mirae Asset Securities Company Limited	140,173
3,000	Mito Securities Company Limited	4,803
35,000	Mizuho Investors Securities Company Limited	32,620
1,057	MLP AG	10,137
172	Monex Beans Holdings Incorporated	45,872
148,152	Morgan Stanley	3,623,798
387,900	Nomura Holdings Incorporated	2,234,052
30,500	Nomura Holdings Incorporated ADR«	174,460
37,500	Northern Trust Corporation	1,886,250
19,000	Okasan Holdings Incorporated	67,200
1,488	Partners Group	259,453
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Capital Markets (continued)
4,236	Perpetual Trustees Australia Limited	$144,218
33,100	Phatra Securities PCL	29,016
11,002	Pioneers Holding	6,404
20,450	Platinum Asset Management Limited	99,575
225,828	Polaris Securities Company Limited†	121,869
100,000	Polytec Asset Holdings Limited	16,613
141,700	President Securities Corporation†	80,420
710	Rathbone Brothers	11,265
5,700	Ratos AB B Shares	190,058
54,507	Raymond James Financial Incorporated«	1,563,261
1,457	Richemont SA†	23,073
4	RISA Partners Incorporated	1,706
7,053	Samsung Securities Company Limited†	395,416
3,050	SBI Holdings Incorporated	415,462
5,869	Schroders plc	145,698
2,495	Schroders plc (Non Voting)	49,326
61,000	Shinko Securities Company Limited	142,861
57,400	State Street Corporation	2,479,680
51,443	Stifel Financial Corporation†	2,666,291
37,836	T. Rowe Price Group Incorporated«	2,206,974
23,000	Tokai Tokyo Securities Company Limited	84,371
7,124	Tong Yang Investment Bank†	54,134
11,401	Tullett Prebon plc	62,103
208,720	UBS AG	3,125,653
11,000	UOB-Kay Hian Holdings Limited	13,996
67,000	Value Partners Group Limited	63,418
62	Verwaltungs-Und Privat-Bank AG	7,242
361	Vontobel Holdings AG	12,139
268,288	Waterland Financial Holdings†	90,214
16,080	Woori Investment & Securities Company Limited†	265,596

		81,959,777

Commercial Banks: 6.70%
50,000	77 Bank Limited	238,380
77,679	Absa Group Limited	1,412,793
72,100	Affin Holdings BHD	72,612
3,899,000	Agricultural Bank of China†	2,033,580
3,420	Agricultural Bank of Greece†	2,886
216,038	Akbank TAS	1,221,041
22,824	Allahabad Bank†	119,131
36,469	Allied Irish Banks plc	16,332
31,560	Alpha Bank AE	175,337
30,160	Andhra Bank†	103,721
61,000	Aozora Bank Limited	104,230
282,805	Associated Banc-Corp«	3,618,490
48,136	Asya Katilim Bankasi AS	100,183
295,811	Australia & New Zealand Banking Group Limited	6,424,898
34,542	Axis Bank Limited†	1,028,958
33,259	Banca Carige SpA	64,758
157,243	Banca Monte Dei Paschi di Siena SpA	168,288
9,849	Banca Piccolo Credito Valtellinese Scarl†	38,481
18,482	Banca Popol Emilia Romagna†	219,154
1,251	Banca Popolare Dell’etruria e del Lazio†	4,928
16,468	Banca Popolare di Milano Scarl	56,647
16,258	Banca Popolare di Sondrio Scarl†	124,512
262,005	Banco Bilbao Vizcaya Argentaria SA	2,406,858
8,813	Banco BPI SA†	15,890
66,874	Banco Bradesco SA†	1,032,791
171,214	Banco Comercial Portugues SA	130,680
21,240	Banco Continental Peru†	60,021
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
1,049,717	Banco de Chile	$150,483
3,219	Banco de Credito del Peru	9,165
5,689	Banco de Credito e Inversiones†	373,612
112,266	Banco de Oro	137,750
59,538	Banco de Sabade	231,154
11,209	Banco de Valencia SA†	47,214
161,485	Banco do Brasil SA	3,098,598
3,199	Banco Espanol de Credito SA	25,384
22,698	Banco Espirito Santo SA	82,202
1,156	Banco Guipuzcoano SA(a)†	5,610
80,925	Banco Itau Holding Financeira SA	1,463,126
2,243	Banco Macro SA	111,948
5,963	Banco Pastor SA	24,382
30,717	Banco Popolare SpA	126,893
53,934	Banco Popular Espanol SA	275,206
73,514	Banco Santander Brasil SA	949,688
408,255	Banco Santander Central Hispano SA	3,868,530
68,069	Banco Santander Central Hispano SA ADR«	654,824
4,972,322	Banco Santander Chile SA	438,911
85	Banco Santander SA	807
132,973	BancorpSouth Incorporated«	1,708,703
62,000	Bangkok Bank PCL	301,488
1,834,000	Bank Central Asia TBK PT	1,228,216
4,008	Bank Handlowy w Warszawie SA	115,670
71,656	Bank Hapoalim Limited†	334,959
61,229	Bank Leumi Le-Israel	287,882
846,500	Bank Mandiri Persero TBK PT	599,690
37,612	Bank Millennium SA†	60,398
210,000	Bank Niaga†	38,588
302,600	Bank of Ayudhya PCL	226,224
25,294	Bank of Baroda†	516,657
7,640,000	Bank of China Limited	4,092,980
842,500	Bank of Communications Limited	879,921
113,686	Bank of Cyprus Public Company Limited	425,002
200,257	Bank of East Asia Limited	852,339
900	Bank of Greece	33,529
69,100	Bank of Hawaii Corporation«	2,992,030
22,645	Bank of India†	230,867
346,365	Bank of Ireland	141,174
53,000	Bank of Kyoto Limited	468,001
31,900	Bank of Montreal	1,870,713
60,100	Bank of Nova Scotia	3,115,798
28,536	Bank of Queensland Limited	317,280
168,261	Bank of the Philippine Islands	207,029
3,200	Bank of The Ryukyus Limited	35,675
175,000	Bank of Yokohama Limited	846,875
13,993	Bank Pekao SA	821,207
309	Bank Przemyslowo Handlowy PBK†	6,676
648,000	Bank Rakyat Indonesia	753,155
3,417	Bank Zachodni WBK SA	232,046
11,042	Bankinter SA	55,827
244	Banque Cantonale Vaudoise Waadtlaender Kantonalbank†	110,616
704,491	Barclays plc	2,806,892
4,348	BBva Banco Frances SA	49,089
38,952	Bendigo Bank Limited	368,875
648	Berner Kantonalbank AG	154,502
15,636	BNP Paribas ADR«	461,887
48,949	BNP Paribas SA	2,897,345
467,500	BOC Hong Kong Holdings Limited	1,607,481
12,662	BOK Financial Corporation	591,315
78,097	Branch Banking & Trust Corporation«	1,811,850
1,527	BRE Bank SA†	137,869
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
569,000	Bumiputra Commerce Holdings BHD†	$1,516,136
30,381	Busan Bank†	358,996
22,200	Canadian Imperial Bank of Commerce	1,709,522
3,039	Canadian Western Bank	79,013
13,142	Canara Bank†	212,374
485,429	Capital Source Incorporated	3,135,871
125,209	Cathay General Bancorp«	1,691,574
579,000	Chang Hwa Commercial Bank†	384,639
103,000	Chiba Bank Limited	599,367
10,021	China Banking Corporation†	97,910
874,000	China Citic Bank	610,048
6,961,000	China Construction Bank	6,284,093
1,520,342	China Development Financial Holding Corporation†	439,407
543,858	China Merchants Bank Company Limited	1,407,779
521,900	China Minsheng Banking	464,428
1,230,603	China Trust Financial Holding Company Limited†	740,804
5,000	Chukyo Bank Limited	12,606
98,032	CIT Group Incorporated†	3,868,343
40,445	Commerce Bancshares Incorporated	1,518,710
63,090	Commercial International Bank†	452,308
43,597	Commerzbank AG	317,476
167,608	Commonwealth Bank of Australia	7,756,290
14,460	Corporation Bank†	223,415
6,797	Credicorp Limited	814,756
137	Credit Agricole D’ile de F	9,423
67,329	Credit Agricole SA	825,110
1,169	Credito Emiliano SpA	6,195
28,633	Cullen Frost Bankers Incorporated	1,533,011
12,674	Daegu Bank	157,960
31,200	Dah Sing Banking Group Limited	56,011
12,031	Dah Sing Financial Holdings Limited	83,898
26,840	Danske Bank	665,607
194,062	DBS Group Holdings Limited	2,057,688
37,502	Dexia†	137,422
53,200	DnB Nor ASA	650,838
651,306	E.SUN Financial Holding Company Limited†	334,387
233,755	East West Bancorp Incorporated«	4,053,312
12,018	EFG Eurobank Ergasias SA	59,904
640	Emporiki Bank of Greece SA†	1,005
63,977	EnTie Commercial Bank†	28,859
16,500	EON Capital BHD†	36,777
11,892	Erste Bank Der Oesterreichischen Sparkassen AG	465,176
212,006	Far Eastern International Bank†	85,199
15,779	Federal Bank Limited†	152,494
970	FIBI Holdings Limited†	19,171
89,429	Fifth Third Bancorp	1,068,677
26,195	Finansbank AS Turkey†	102,070
29,793	First Financial Bankshare«	1,441,087
742,165	First Financial Holding Company Limited†	496,684
377,457	First Horizon National Corporation†«	3,612,263
121,106	First Midwest Bancorp Incorporated	1,134,763
176,246	FirstMerit Corporation	3,071,087
182,016	FNB Corporation PA«	1,596,280
122,000	Fukuoka Financial Group Incorporated	469,399
314,540	Fulton Financial Corporation	2,720,771
38,197	Getin Holding SA†	135,855
120,666	Glacier Bancorp Incorporated	1,608,478
8,178	Greek Postal Savings Bank†	29,405
113,400	Grupo Financiero Banorte SA de CV	491,677
162,382	Grupo Financiero Inbursa SA de CV	705,093
76,000	Gunma Bank Limited	379,591
25,204	Hana Financial Group Incorporated	826,076
84,000	Hang Seng Bank Limited	1,381,412
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
28,176	HDFC Bank Limited†	$1,403,366
4,397	HDFC Bank Limited ADR	775,411
5,000	Higashi-Nippon Bank Limited	9,021
149,000	Hokuhoku Financial Group Incorporated	272,398
66,300	Hong Leong Bank BHD†	191,940
68,900	Hong Leong Financial Group BHD†	192,507
1,014,661	HSBC Holdings plc	10,231,820
727,649	Hua Nan Financial Holdings Company Limited†	469,066
360,596	Huntington Bancshares Incorporated	2,104,078
38,479	IBERIABANK Corporation«	1,939,726
75,905	ICICI Bank Limited†	1,889,312
16,121	ICICI Bank Limited ADR«	806,695
9,142	Indian Bank†	55,537
27,110	Indian Overseas Bank†	86,969
43,919	Indusind Bank Limited†	279,824
9,198,103	Industrial & Commercial Bank of China Class H	7,154,646
24,550	Industrial Bank of Korea†	343,031
65,269	Industrial Development Bank of India Limited†	232,570
346	ING Bank Slaski SA†	93,719
74,640	International Bancshares Corporation	1,283,808
586,891	Intesa Sanpaolo	1,527,437
49,378	Intesa Sanpaolo RSP	105,693
32,895	Israel Discount Bank Limited†	71,521
37,509	Itausa Investimentos Itau SA	287,673
82,000	Joyo Bank Limited	345,872
2,668	Jyske Bank†	108,771
76,000	Kansai Urban Banking Corporation	113,514
145,600	Kasikornbank PCL	582,785
50,409	KB Financial Group Incorporated	2,352,188
7,751	KBC Groep NV	271,904
458,450	KeyCorp	3,452,129
6,000	Kiatnakin Finance	7,542
71,000	Kiyo Holdings	92,472
1,795	Komercni Banka	378,200
41,390	Korea Exchange Bank	399,834
1,838	Kredyt Bank SA†	9,186
346,900	Krung Thai Bank PCL ADR	185,901
961	Laurentian Bank of Canada	42,782
570	Liechtenstein Landesbank	39,471
6,000	Liu Chong Hing Bank Limited	16,226
2,274,500	Lloyds TSB Group plc	2,137,227
3,708	Lloyds TSB Group plc ADR	14,016
58,421	M&T Bank Corporation	4,496,080
353,356	Malayan Banking BHD	949,348
134,800	Malaysian Plantations BHD	134,055
264,626	Marshall & Ilsley Corporation	1,267,559
83,748	MB Financial Incorporated	1,191,734
1,254,000	Mega Financial Holding Company Limited†	833,052
90,100	Metropolitan Bank & Trust Company	142,080
1,606,770	Mitsubishi UFJ Financial Group Incorporated	7,602,831
440	Mitsubishi UFJ Financial Group Incorporated ADR«	2,072
143,000	Mitsui Trust Holdings Incorporated	504,063
15,000	Miyazaki Bank Limited	36,205
2,240,100	Mizuho Financial Group Incorporated	3,559,963
280,000	Mizuho Trust & Banking Company Limited	250,926
244,991	National Australia Bank Limited	5,506,619
9,300	National Bank of Canada	614,595
59,464	National Bank of Greece SA	500,945
24,348	National Bank of Greece SA ADR	40,905
200,456	National Penn Bancshares Incorporated	1,345,060
6,416	National Societe Generale Bank SAE†	54,220
46,668	Natixis	205,539
20,509	Nedbank Group Limited	359,997
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
105,000	Nishi-Nippon City Bank Limited	$289,820
145,574	Nordea Bank AB	1,449,975
139,021	Old National Bancorp«	1,433,307
12,374	Oriental Bank of Commerce†	114,409
25,016	OTP Bank	569,076
315,264	Oversea-Chinese Banking Corporation Limited	2,371,016
55,538	Pacwest Bancorp«	944,146
17,788	Piraeus Bank SA	63,497
89,587	PKO Bank Polski SA	1,242,178
61,087	PNC Financial Services Group	3,289,535
1,680,779	Popular Incorporated†	4,840,644
99,300	PrivateBancorp Incorporated«	1,207,488
326,894	PT Bank Danamon Indonesia TBK	235,202
506,500	PT Bank Pan Indonesia TBK†	57,748
243,465	Public Bank BHD	980,979
17,505	Punjab National Bank Limited†	464,893
2,580	Raiffeisen International Bank Holdings	126,842
655,383	Regions Financial Corporation	3,525,961
68,700	Resona Holdings Incorporated	419,473
73,600	RHB Capital BHD	184,494
82,400	Royal Bank of Canada	4,410,774
1,001,717	Royal Bank of Scotland Group plc†	585,697
27,700	Sapporo Holdings	114,851
4,996	Sberbank of Russian Federation	1,768,584
201,900	Senshu Ikeda Holdings Incorporated	275,022
134	Seven Bank Limited	242,093
26,000	Shiga Bank	132,656
1,000	Shimizu Bank Limited	41,881
58,159	Shinhan Financial Group Company Limited	2,242,287
88,000	Shinsei Bank Limited	76,759
81,000	Shizuoka Bank Limited	681,372
107,800	Siam City Bank PCL†	89,150
201,600	Siam Commercial Bank PCL	666,887
1,058,000	Sinopac Financial Holdings Company Limited†	385,264
100,840	Skandinaviska Enskilda Banken AB Class A	731,260
38,807	Societe Generale	1,798,584
19,840	Societe Generale ADR«	183,917
210	St. Galler Kantonalbank	97,138
150,066	Standard Bank Group Limited	2,158,716
118,378	Standard Chartered plc	3,187,308
24,458	State Bank of India Limited†	1,594,927
4,768	State Bank of India Limited GDR††	617,456
182,705	Sterling Bancshares Incorporated«	1,084,354
160,800	Sumitomo Mitsui Financial Group Incorporated	4,936,016
494	Sumitomo Mitsui Financial Group Incorporated ADR	2,999
206,000	Sumitomo Trust & Banking Company Limited	1,092,890
33,000	Suruga Bank Limited	282,722
220,215	Susquehanna Bancshares Incorporated«	1,772,731
58,893	SVB Financial Group†«	2,646,062
27,900	Svenska Handelsbanken	833,090
59,000	Swedbank AB	745,800
3,160	Sydbank AG†	77,595
18,615	Syndicate Bank†	55,924
1,066,417	Synovus Financial Corporation«	2,164,827
315,200	Ta Chong Bank Limited†	99,784
795,563	Taishin Financial Holdings Company Limited†	348,422
276,640	Taiwan Business Bank†	92,115
67,598	TCF Financial Corporation«	920,009
1,100	The Aichi Bank Limited	63,287
19,000	The Akita Bank Limited	51,989
14,000	The Aomori Bank Limited	35,464
25,000	The Awa Bank Limited	150,854
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
1,800	The Bank of Iwate Limited	$80,332
19,000	The Bank of Nagoya Limited	54,260
2,000	The Bank of Okinawa Limited	78,743
25,000	The Bank of Saga Limited	62,732
4,700	The Chiba Kogyo Bank Limited†	24,092
27,000	The Chugoku Bank Limited	306,811
8,000	The Daisan Bank Limited	19,978
39,000	The Daishi Bank Limited	111,375
27,000	The Ehime Bank Limited	70,008
25,000	The Eighteenth Bank Limited	66,017
32,000	The Fukui Bank Limited	97,120
61,000	The Hachijuni Bank Limited	315,605
21,000	The Higo Bank Limited	99,116
78,000	The Hiroshima Bank Limited	311,292
35,000	The Hokkoku Bank Limited	122,536
21,000	The Hokuetsu Bank Limited	38,392
24,000	The Hyakugo Bank Limited	93,488
29,000	The Hyakujushi Bank Limited	104,995
34,000	The Iyo Bank Limited	241,725
35,000	The Juroku Bank Limited	101,625
22,000	The Kagoshima Bank Limited	134,066
2,400	The Kanto Tsukuba Bank Limited	7,370
28,000	The Keiyo Bank Limited	131,151
5,000	The Michinoku Bank Limited	8,962
4,000	The Mie Bank Limited	10,037
7,000	The Minato Bank Limited	11,124
3,200	The Musashino Bank Limited	90,391
28,000	The Nanto Bank Limited	134,831
33,000	The Ogaki Kyoritsu Bank Limited	92,269
23,000	The Oita Bank Limited	78,050
16,000	The San-in Godo Bank Limited	105,724
28,000	The Shikoku Bank Limited	80,631
9,000	The Tochigi Bank Limited	43,339
21,000	The Toho Bank Limited	61,728
6,200	Tisco Financial Group PCL	8,973
2,682,765	TMB Bank PCL	189,915
5,300	Tokyo Tomin Bank Limited	54,463
14,900	Tomony Holdings Incorporated	51,631
50,431	Toronto-Dominion Bank	3,669,272
535,675	Transcend Information Incorporated†	377,824
92,089	Trustmark Corporation«	1,965,179
13,375	Turk Ekonomi Bankasi AS†	20,455
292,857	Turkiye Garanti Bankasi AS	1,624,062
47,994	Turkiye Halk Bankasi AS	451,569
187,410	Turkiye Is Bankasi	725,265
111,274	Turkiye Vakiflar Bankasi Tao	308,540
48,828	UMB Financial Corporation	1,821,284
180,661	Umpqua Holdings Corporation	1,913,200
1,045,658	UniCredito Italiano SpA	2,023,760
77,320	Union Bank Hong Kong	292,249
27,062	Union Bank of India†	207,779
33,246	Unione di Banche ScpA	275,545
70,493	United Bankshares Incorporated«	1,847,622
8,324	United Mizrahi Bank Limited	84,292
143,274	United Overseas Bank Limited	2,007,475
222,063	US Bancorp	5,280,658
835	Valiant Holding AG†	116,475
79,379	Valley National Bancorp«	1,008,113
107,723	Webster Financial Corporation«	1,777,430
569,220	Wells Fargo & Company (l)	15,488,476
41,462	Westamerica Bancorporation«	2,026,663
336,349	Westpac Banking Corporation	6,889,484
153,811	Whitney Holding Corporation«	1,444,285
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Banks (continued)
145,439	Wilmington Trust Corporation	$570,121
27,500	Wing Hang Bank Limited	360,878
42,980	Woori Finance Holdings Company Limited†	530,114
1,200	Yachiyo Bank Limited	26,670
16,000	Yamagata Bank Limited	71,502
28,000	Yamaguchi Financial Group	249,588
18,000	Yamanashi Chou Bank Limited	73,987
96,014	Yapi Ve Kredi Bankasi AS†	331,985
40,135	Yes Bank Limited†	267,785

		330,381,686

Consumer Finance: 0.26%
9,370	Acom Company Limited	109,610
8,400	Aeon Credit Service Company Limited	108,400
2,600	Aiful Corporation	2,237
6,000	Allied Group Limited†	23,297
51,400	Capital One Financial Corporation«	1,913,622
36,400	Cedyna Financial Corporation	61,761
21,626	Credit Saison Company Limited	343,422
284,610	Discover Financial Services	5,202,671
4,600	Hitachi Capital Corporation	62,825
18,000	Hong Leong Singapore Finance Limited	41,580
10,364	International Personal Finance plc	48,201
5,000	Jaccs Company Limited	11,112
14,000	Orient Corporation†	10,037
13,110	ORIX Corporation	1,120,044
12,150	Promise Company Limited	68,379
6,375	Provident Financial plc	80,468
7,397	Samsung Card Company Limited	404,494
15,921	Shriram Transport Finance Company Limited†	281,935
6,165	Sks Microfinance Limited†	96,214
257,700	SLM Corporation†	2,976,435
15,516	Thanachart Capital PCL	19,119

		12,985,863

Diversified Financial Services: 1.66%
2,400	Ackermans & Van Haaren NV†	178,882
68,676	African Bank Investments Limited	340,148
213,600	AMMB Holdings BHD†	407,981
19,054	ASX Limited	690,716
20,393	Ayala Corporation Class A	171,448
9,936	Bajaj Auto Limited†	185,825
1,154,266	Bank of America Corporation	12,639,213
10	Banque Nationale de Belgique	46,186
245,528	BMF Bovespa SA	1,868,739
2,908	Bolsas y Marcados Espanoles	67,511
85,000	Bund Center Investment†	14,485
39,400	Bursa Malaysia BHD	97,520
6,100	Century Leasing System Incorporated	90,090
75,312	Challenger Financial Services Group Limited	319,065
74,000	China Everbright Limited	173,062
2,760,200	Citigroup Incorporated†	11,592,840
10,250	CME Group Incorporated	2,952,615
549	Corporation Financiera Alba†	24,678
38,823	Criteria CaixaCorp SA	190,641
11,357	Deutsche Boerse AG	686,828
1,295	Eurazeo	88,050
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Diversified Financial Services (continued)
158	Fimalac	$6,707
218,800	First Pacific Company Limited	189,070
313,697	FirstRand Limited	886,768
847,306	Fubon Financial Holding Company Limited	1,034,029
1,800	Fuyo General Lease Company Limited	52,845
386	GIMV NV	19,556
4,409	Groupe Bruxelles Lambert SA	345,676
9,000	Guoco Group Limited	111,151
128,936	Haci Omer Sabanci Holding AS	636,149
2,480	Hellenic Exchanges SA Holding	16,096
118,500	Hong Kong Exchanges & Clearing Limited	2,714,859
2,700	IBJ Leasing Company Limited	62,717
16,704	IG Group Holdings plc	127,599
23,070	Indiabulls Financial Services Limited†	87,483
9,600	Industrivarden AB Class A	143,873
5,600	Industrivarden AB Class C†	82,652
118,186	Infrastructure Development Finance Company Limited†	481,012
222,846	ING Groep NV	1,967,583
40,699	InterContinental Exchange Incorporated†	4,586,777
70,100	Investment Technology Group Incorporated†	1,030,470
7,600	Investor AB A Shares	142,537
24,521	Investor AB B Shares	474,880
9,000	Japan Securities Finance Company Limited	59,469
58,500	Jefferies Group Incorporated«	1,412,775
461,477	JPMorgan Chase & Company	17,250,010
46,400	Jupiter Fund Management	216,519
25,027	K Green Trust	19,903
11,428	Kinnevik Investment AB†	225,380
51,506	Kotak Mahindra Bank Limited	535,097
5,823	London Stock Exchange Group plc	68,700
850	Lundbergforetagen AB†	51,366
31,243	Marfin Investment Group SA†	24,739
6,710	Mitsubishi UFJ Securities Company Limited	245,341
65,049	MSCI Incorporated†	2,215,569
222,700	Mulpha International BHD†	35,505
85,370	Multi-Purpose Holdings BHD†	57,138
1,747	Nationale A Portefeuille	83,326
135,150	NYSE Euronext (Paris) Incorporated«	3,692,298
10,068	OKO Bank	114,156
4,500	Onex Corporation	123,837
2,020	Pargesa Holding SA	151,855
36,800	Paychex Incorporated«	1,050,272
92,292	PHH Corporation†«	1,959,359
14,236	Power Finance Corporation Limited†	104,478
11,605	Reliance Capital Limited†	164,508
59,235	Remgro Limited	865,799
1,117	RHJ International†	7,873
600	Ricoh Leasing Company Limited	15,414
77,231	RMB Holdings Limited	384,481
43,913	Rural Electrification Corporation Limited	334,384
134,000	Singapore Exchange Limited	874,829
4,259	SNS Reaal	17,077
862	Sofina SA	73,983
3,367	TMX Group Incorporated	115,486
14,330	Washington H Soul Pattinson & Company Limited	169,631
74,600	Western Union Company«	1,315,944

		82,063,513

Insurance: 3.47%
39,336	ACE Limited	2,301,943
13,631	Admiral Group plc	323,972
89,205	Aegon NV	490,150
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Insurance (continued)
55,100	AFLAC Incorporated	$2,837,650
15,670	Aksigorta AS	22,090
4,000	Alleghany Corporation†	1,205,000
26,346	Allianz AG	2,889,768
5	Allianz AG ADR	55
20,578	Allied World Assurance Holdings	1,208,752
60,827	Allstate Corporation	1,770,674
44,548	American Financial Group Incorporated	1,370,742
43,640	Amlin plc	254,889
232,225	AMP Limited	1,124,068
33,000	AON Corporation	1,323,960
26,622	Arch Capital Group Limited†«	2,403,967
50,782	Argo Group International Holdings Limited	1,872,840
55,893	Arthur J. Gallagher & Company«	1,569,475
38,224	Aspen Insurance Holdings Limited	1,104,674
80,206	Assicurazioni Generali SpA	1,405,505
56,399	Assurant Incorporated	1,989,193
90,684	Assured Guaranty Limited	1,542,535
161,147	Aviva plc	888,826
106,126	AXA Asia Pacific Holdings Limited	627,623
105,713	AXA SA	1,517,662
63,922	Axis Capital Holdings Limited	2,259,003
17,911	Bajaj Finserv	184,282
2,883	Baloise Holding AG	245,887
26,836	Beazley PLC	46,083
3,435	Brit Insurance Holdings NV†	55,139
60,655	Brown & Brown Incorporated	1,387,180
1,098,100	Cathay Financial Holding Company Limited	1,658,903
16,460	Catlin Group Limited	84,873
124,000	China Insurance International Holdings Company Limited†	413,594
895,000	China Life Insurance Company	3,843,898
265,106	China Life Insurance Company (Taiwan)†	212,207
109,000	China Pacific Insurance†	433,748
36,836	Chubb Corporation	2,100,020
79,234	Cincinnati Financial Corporation«	2,388,509
832	Clal Insurance Enterprise Holdings Limited	20,577
365,000	Cno Financial Group Incorporated†	2,135,250
7,344	CNP Assurances	117,731
1,156	Dai Ichi Mutual Life Insurance†	1,660,308
79,128	Delphi Financial Group Class A«	2,032,007
3,621	Delta Lloyd NV	64,863
24,658	Discovery Holdings Limited	135,445
5,030	Dongbu Insurance Company Limited†	165,946
24,578	Endurance Specialty Holdings Limited«	1,084,136
13,890	Erie Indemnity Company«	874,514
728	Euler Hermes SA	60,243
27,216	Everest Reinsurance Group Limited	2,272,264
1,200	Fairfax Financial Holdings Limited	464,733
116,314	Fidelity National Title Group Incorporated	1,570,239
192,549	First American Financial	2,728,419
1,751	Fondiaria Sai SpA†	11,683
1,309	Fondiaria Sai SpA RSP†	5,323
124,524	Fortis	284,484
6,000	Fuji Fire & Marine Insurance Company Limited	7,886
254,940	Genworth Financial Incorporated†	2,972,600
6,000	Great Eastern Holdings Limited	71,254
14,500	Great-West Lifeco Incorporated	363,718
2,305	Grupo Catalana Occidente SA†	33,331
5,268	Hannover Rueckversicherung AG	245,557
438	Harel Insurance Investments & Finances Limited	24,534
49,882	Hartford Financial Services Group Incorporated	1,110,373
61,708	HCC Insurance Holdings Incorporated	1,732,761
249	Helvetia Holding AG	82,988
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Insurance (continued)
21,431	Hiscox Limited	$115,672
60,836	Horace Mann Educators Corporation	993,452
8,230	Hyundai Marine & Fire Insurance Company Limited†	159,006
3,839	Industrial Alliance Insurance & Financial Services Incorporated	129,581
226,071	Insurance Australia Group Limited	816,918
6,515	Intact Financial Corporation	310,661
13,014	Irish Life & Permament Group Holdings plc	16,893
7,925	Jardine Lloyd Thompson Group plc	71,866
26,440	Korea Life Insurance	167,844
10,787	Korea Reinsurance Company†	109,321
18,971	Lancashire Holdings plc	181,182
322,616	Legal & General Group plc	458,657
28,345	Liberty Holdings Limited†	279,743
8,650	Lig Insurance Company Limited†	150,707
164,260	Lincoln National Corporation	3,922,529
38,454	Loews Corporation	1,438,564
40,900	LPI Capital BHD	151,850
104,200	Manulife Financial Corporation	1,449,492
38,330	Mapfre SA	97,369
5,202	Markel Corporation†«	1,838,855
64,209	Marsh & McLennan Companies Incorporated	1,610,362
9,857	Mediolanum SpA	38,992
1,664	Menorah Mivtachim Holdings Limited†	20,939
12,822	Mercury General Corporation«	550,577
67,326	MetLife Incorporated	2,568,487
10,202	Migdal Insurance & Financial Holding Limited†	19,880
8,878	Milano Assicurazioni SpA	11,536
92,200	Millea Holdings Incorporated	2,607,688
65,700	Mitsui Sumitomo Insurance Group Holdings Incorporated	1,506,492
114,524	Montpelier Re Holdings Limited«	2,253,832
10,925	Muenchener Rueckversicherungs-Gesellschaft AG	1,517,389
42,251	Nib Holdings Limited	51,027
198,000	NKSJHoldings Incorporated	1,324,889
398	Old Mutual plc	750
328,745	Old Mutual plc	605,945
121,285	Old Republic International Corporation«	1,535,468
36,493	PartnerRe Limited	2,828,208
280,000	PICC Property & Casualty Company Limited†	419,724
212,500	Ping An Insurance Group Company of China Limited	2,451,997
74,402	Platinum Underwriters Holdings Limited«	3,216,398
18,700	Power Corporation of Canada	497,124
12,100	Power Financial Corporation	355,026
4,502	Powszechny Zaklad Ubezpiecze	515,207
156,676	Principal Financial Group Incorporated	4,267,854
45,378	Proassurance Corporation†	2,687,739
69,400	Progressive Corporation	1,411,596
140,000	Protective Life Corporation«	3,292,800
53,562	Prudential Financial Incorporated	2,714,522
148,713	Prudential plc	1,313,872
121,220	QBE Insurance Group Limited	1,955,467
36,698	Reinsurance Group of America Incorporated	1,832,331
28,178	Renaissancere Holdings Limited«	1,698,570
25,262	RLI Corporation«	1,464,691
191,159	Royal & Sun Alliance Insurance Group plc	357,103
28,154	Sampo Oyj	687,783
5,370	Samsung Fire & Marine Insurance Company Limited†	884,656
10,666	Samsung Life Insurance Company	898,800
209,282	Sanlam Limited	766,006
8,724	SCOR Regroupe	203,326
84,152	Selective Insurance Group Incorporated	1,388,508
1,198,264	Shin Kong Financial Holding Company Limited†	436,340
2,034	Societa Cattolica di Assicurazione Societa Cooperativa†	43,564
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Insurance (continued)
93	Sony Financial Holdings Incorporated	$336,151
7,842	St. James’s Place plc	28,811
77,451	Stancorp Financial Group Incorporated	3,221,962
124,197	Standard Life plc	388,683
16,400	Storebrand ASA	94,905
33,000	Sun Life Financial Incorporated	890,458
153,754	Suncorp-Metway Limited	1,330,780
1,964	Swiss Life Holding	218,581
19,861	Swiss Reinsurance	917,407
43,200	T&D Holdings Incorporated	981,279
13,847	Taiwan Life Insurance Company Limited†	13,673
54,590	The Travelers Companies Incorporated	2,947,314
13,010	Tong Yang Life Insurance	130,728
650	Topdanmark AS†	79,352
41,727	Torchmark Corporation	2,398,051
30,246	Tower Australia Group Limited†	76,826
33,559	Transatlantic Holding Incorporated	1,698,085
1,268	Trygvesta A/S	54,676
36,511	Unipol SpA	20,924
74,671	Unitrin Incorporated	1,766,716
167,853	UNUM Group	3,607,161
49,382	Validus Holdings Limited	1,442,448
67,512	W.R. Berkley Corporation	1,801,895
3,688	White Mountain Insurance Group Limited	1,170,940
1,746	Wiener Staedtische Allgemeine Versicherung AG	81,148
87,844	Willis Group Holdings	2,796,075
174,778	Xl Group plc	3,436,135
2,204	Yapi Kredi Sigorta AS†	20,078
7,260	Zurich Financial Services AG	1,615,262
11,963	Zurich Financial Services AG ADR	266,775

		171,199,412

Real Estate Investment Trusts (REITs): 4.17%
29,571	Abacus Property Group	62,073
102	Advance Residence Investment REIT	182,939
71,994	Alexandria Real Estate Equities Incorporated	4,805,600
87,755	AMB Property Corporation«	2,560,691
104,400	American Campus Communities	3,282,336
80,730	AMP NZ Office Trust	47,421
323,368	Annaly Capital Management Incorporated«	5,882,064
8,009	Ardent Leisure Group†	8,060
222,000	Ascendas REIT	349,725
47,100	AvalonBay Communities Incorporated	5,196,543
17,805	Babcock & Brown Japan Property Trust	5,973
354	Befimmo Sca Sicafi	29,340
212,486	BioMed Realty Trust Incorporated	3,746,128
11	Blife Investment Corporation REIT	70,450
955	Boardwalk Real Estate Investment Trust	38,142
21,889	Boston Properties Incorporated	1,834,298
217,520	Brandywine Realty Trust	2,405,771
104,955	BRE Properties Incorporated	4,520,412
54,304	British Land Company plc	406,287
35,322	Bunnings Warehouse Property Trust†	60,772
1,567	Calloway Real Estate Investment Trust	36,300
740	Canadian Apartment Properties	12,341
1,306	Canadian Real Estate Investment Trust	39,528
203,464	CapitaCommerical Trust	229,607
271,636	CapitaMall Trust	378,544
400,000	Cathay No 1 REIT†	160,223
225,468	CBL & Associates Properties Incorporated«	3,720,222
52,000	CDL Hospitality Trusts	81,130
182,404	CFS Retail Property Trust	312,953
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Real Estate Investment Trusts (REITs) (continued)
178,653	Champion REIT	$101,462
12,115	Charter Hall Group†	29,263
540,473	Chimera Investment Corporation	2,161,892
517	Cofinimmo SA	63,787
113,016	Colonial Properties Trust«	2,034,288
301,285	Commonwealth Property Office Fund	236,801
117,912	Commonwealth REIT	2,951,337
3,897	Corio NV	224,446
95,351	Corporate Office Properties Trust«	3,233,352
7	Cousins Properties Incorporated	52
197,477	Cromwell Group	136,283
24	DA Office Investment Corporation	74,934
513,879	DB RREEF Trust	384,191
361,320	DCT Industrial Trust Incorporated«	1,784,921
4,612	Derwent Valley Holdings plc	102,728
309,031	Developers Diversified Realty Corporation«	3,964,868
251,533	DiamondRock Hospitality†	2,648,642
47,122	Digital Reality Trust Incorporated«	2,474,847
198,640	Douglas Emmett Incorporated«	3,317,288
134,500	Duke Realty Corporation	1,496,985
38,792	EastGroup Properties Incorporated	1,546,637
43,309	Equity Lifestyle Properties Incorporated	2,333,489
33,500	Equity Residential	1,674,330
17,266	Essex Property Trust Incorporated«	1,913,763
1,672	Eurocommercial Properties NV	66,787
33,680	Federal Realty Investment Trust«	2,606,495
1,089	Fonciere des Regions	98,908
114,848	Franklin Street Properties Corporation«	1,473,500
32	Frontier Real Estate Investment Corporation	271,478
7	Fukuoka REIT Corporation	46,087
973	Gecina SA	101,571
14	Global One Real Estate Investment Corporation	118,772
84,126	Goodman Property Trust†	60,050
207,193	GPT Group	552,093
14,876	Great Portland Estates plc	76,405
3,671	H&R Real Estate Investment Trust	70,806
36,904	Hammerson plc	225,706
3	Hankyu REIT Incorporated	14,267
71,924	Hatteras Financial Corporation«	2,228,206
161,194	HCP Incorporated	5,308,118
64,191	Health Care REIT Incorporated«	2,970,759
103,382	Healthcare Realty Trust Incorporated«	2,133,804
117,087	Highwoods Properties Incorporated«	3,572,324
52,802	Home Properties Incorporated«	2,829,659
203,021	Hospitality Properties Trust	4,490,825
343,493	Host Hotels & Resorts Incorporated«	5,660,765
881	ICADE	82,452
248,764	ING Industrial Fund	122,797
217,512	ING Office Fund	121,964
27,522	ING Property Trust	15,143
13	Japan Excellent Incorporated	77,202
17	Japan Logistics Fund Incorporated	144,629
103	Japan Prime Realty Investment Corporation	261,161
57	Japan Real Estate Investment Corporation	549,636
248	Japan Retail Fund Investment Corporation	399,159
131,000	K-REIT Asia	138,903
20	Kenedix Realty Investment	80,296
83,395	Kilroy Realty Corporation«	2,845,437
209,644	Kimco Realty Corporation	3,492,669
86,871	Kiwi Income Property Trust	64,593
4,808	Klepierre	151,657
42,873	Land Securities Group plc	419,460
116,681	Lasalle Hotel Properties	2,777,008
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Real Estate Investment Trusts (REITs) (continued)
173,658	Lexington Corporate Properties Trust«	$1,363,215
26,296	Liberty International plc	160,132
57,116	Liberty Property Trust«	1,790,015
68,928	Macerich Company«	3,194,124
43,508	Mack-Cali Realty Corporation	1,381,379
53,463	Macquaire Office Trust	145,534
30,315	Macquarie Countrywide Trust	83,103
800,214	Macquarie Goodman Group	490,883
46,000	Macquarie MEAG Prime REIT	21,252
134,680	Mapletree Logistics Trust	95,883
3,326	Mercialys SA	118,640
458,543	MFA Mortgage Investments Incorporated	3,737,125
5	Mid Real Estate Investment Trust Incorporated	13,174
47,350	Mid-America Apartment Communities Incorporated	2,905,870
352,422	Mirvac Group	432,379
52	Mori Hills REIT Investment Corporation	166,022
18	Mori Trust Sogo REIT Incorporated	161,095
136,254	National Retail Properties Incorporated«	3,543,967
63,561	Nationwide Health Properties Incorporated	2,291,374
18	Nippon Accommodations Fund Incorporated	115,068
61	Nippon Building Fund Incorporated	595,495
38	Nippon Commercial Investment Corporation(a)	43,907
34	Nomura Real Estate Office Fund	216,131
152,074	Omega Healthcare Investors Incorporated«	3,210,282
23	ORIX JREIT Incorporated	128,068
33,000	Parkway Life Real Estate Investment Trust	40,489
86,400	Plum Creek Timber Company«	3,113,856
79,246	Post Properties Incorporated«	2,699,911
66,569	Potlatch Corporation«	2,108,906
14	Premier Investment Company	68,001
290,817	ProLogis«	3,783,529
22,039	Public Storage Incorporated Class D	2,128,967
53,551	Realty Incorporatedome Corporation«	1,823,412
119,371	Redwood Trust Incorporated	1,650,901
42,683	Regency Centers Corporation«	1,738,052
5,439	RioCan Real Estate Investment Trust	114,232
39,604	Segro plc	168,358
208,589	Senior Housing Properties Trust	4,657,792
11,203	Shaftesbury plc	75,802
241	Silic Ste Immobiliere de Location Pour L’industrie et le Commerce†	27,219
44,386	Simon Property Group Incorporated	4,372,021
40,683	SL Green Realty Corporation	2,660,668
280,914	Stockland Australia	988,170
198,746	Sunstone Hotel Investors Incorporated†	1,892,062
170,000	Suntec REIT	182,830
57,999	Tanger Factory Outlet Centers Incorporated	2,782,792
78,600	Taubman Centers Incorporated«	3,814,458
249,149	The Link REIT	781,288
17	Tokyu REIT Incorporated	99,128
21	Top REIT Incorporated	124,961
5,314	Unibail-Rodamco SA	923,966
114	United Urban Investment Corporation	131,722
983	Vastned Retail NV	59,040
81,671	Ventas Incorporated«	4,187,272
27,700	Vornado Realty Trust	2,259,766
102,175	Washington Real Estate Investment Trust	3,134,729
65,714	Weingarten Realty Investors«	1,557,422
1,030	Wereldhave NV	90,675
252,799	Westfield Group	2,944,040

		205,668,564

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Real Estate Management & Development: 0.86%
7,900	Aeon Mall Company Limited	$175,671
534	Africa Israel Investments Limited	3,310
148,000	Agile Property Holdings Limited	207,750
65,000	Allgreen Properties Limited†	56,614
17,000	Ascendas India Trust	12,425
10,857	Atrium European Real Estate Limited	55,117
1,011	Atrium Ljungberg AB	11,357
22,783	Australand Property Group	60,490
611,000	Ayala Land Incorporated	215,467
6,222	Beni Stabili SpA	4,927
29,850	Brookfield Asset Management Incorporated	873,212
135,214	Brookfield Properties Corporation«	2,186,420
17,000	Bukit Sembawang Estates Limited	60,257
150,000	C C Land Holdings Limited	56,213
3,951	CA Immobilien Anlagen AG†	51,465
26,296	Capital + Counties Properities plc	59,267
318,500	CapitaLand Limited	870,818
136,000	CapitaMalls Asia Limited†	202,916
7,600	Castellum AB	86,614
260,000	Cathay Real Estate Development Company Limited†	149,266
53,000	Cent Pattana Public Company†	46,022
169,000	Cheung Kong Holdings Limited	2,498,513
474,480	China Overseas Land & Investment Limited	911,674
196,000	China Resources Land Limited	351,357
80	China Vanke Company Limited Class B	101
43,696	Chinese Estates Holdings Limited	75,968
52,000	City Developments Limited	498,595
8,904	Citycon Oyj	33,055
3,761	Conwert Immobilien Invest SE†	48,585
528,973	Country Garden Holdings Company Limited	191,422
5,400	Daibiru Corporation	40,585
29,000	Daikyo Incorporated	49,552
10,200	Daito Trust Construction Company Limited	631,330
62,000	Daiwa House Industry Company Limited	700,084
11,179	DB Realty Limited†	50,639
2,135	Deutsche Euroshop AG	71,140
45,410	DLF Limited	303,575
26,597	Echo Investment†	41,167
816	Elbit Imaging Limited†	9,874
7,000	Fabege AB	63,900
125,521	Far East Consortium	32,491
49,000	Farglory Land Development Company Limited†	125,544
1,089	First Capital Realty Incorporated	16,549
638	FirstService Corporation†	16,706
90,007	FKP Property Group	72,037
197,581	Forest City Enterprises Incorporated†«	3,032,868
350,000	Franshion Properties China Limited	109,979
956	Gagfah SA	7,384
4,376	Gazit Globe Limited	50,771
14,498	Globe Trade Centre SA†	110,890
1,440	Goldcrest Company Limited	30,817
273,900	Golden Land Property PCL†	31,531
7,618	Grainger plc	10,238
30,032	Great Eagle Holdings Limited	87,020
56,000	Greentown China Holdings Limited	60,939
19,554	Guocoland Limited	34,507
95,000	Hang Lung Group Limited	609,876
225,000	Hang Lung Properties Limited	1,047,475
6,500	Heiwa Real Estate Company Limited	17,553
945	Heliopolis Housing†	5,536
125,963	Henderson Land Development Company Limited	888,137
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Real Estate Management & Development (continued)
111,000	Highwealth Construction Corporation†	$241,791
33,600	HKR International Limited	17,611
139,000	HongKong Land Holdings Limited	942,420
65,000	Hopewell Holdings	202,992
56,000	Hopson Development Holdings Limited	56,107
33,352	Housing Development & Infrastructure Limited†	137,631
59,338	Huaku Development Company Limited†	171,108
20,000	Huang Hsiang Construction Company†	60,559
5,000	Hufvudstaden AB	48,167
17,300	Hulic Company Limited	128,577
62,542	Hysan Development Company Limited	259,749
88,400	IGB Corporation BHD†	56,654
40,400	Ijm Land BHD†	37,626
52,222	IMMOFINANZ Immobilien Anlagen AG	185,397
43,692	Indiabulls Real Estate Limited†	146,402
960,000	Interchina Holdings Company	121,157
2,767	IVG Immobilien AG	21,148
23,274	Jones Lang Lasalle Incorporated	1,857,731
148,982	K Wah International Holdings Limited	56,215
127	Kenedix Incorporated	30,077
66,729	Keppel Land Limited	240,060
86,553	Kerry Properties Limited	436,939
29,000	KLCC Property Holdings BHD	31,220
12,000	Kowloon Development Company Limited	13,043
3,102	Kungsleden	22,826
103,000	KWG Property Holding Limited	76,801
380,700	Land and Houses PCL	87,524
53,319	Lend Lease Corporation Limited	387,385
12,200	Leopalace21 Corporation	22,012
1,548,000	Lippo Karawaci TBK PT	116,520
126,500	Longfor Properties	164,537
2,676	Medinet Nasr Housing†	14,318
2,758,000	Megaworld Corporation	150,402
8,300	MI Developments Incorporated	135,187
56,000	Midland Holdings Limited	42,838
162,189	Mitsubishi Estate Company Limited	2,736,419
105,000	Mitsui Fudosan Company Limited	1,859,362
168,000	New World China Land Limited	60,146
269,189	New World Development Limited	534,558
7,900	Nomura Real Estate Holding Incorporated	115,824
106	NTT Urban Development Corporation	93,220
46,809	Palm Hills Developments SAE†	47,294
20,410	Peet Limited†	39,028
252,000	Poly Hong Kong Investments	234,959
11,055	Prelios SpA	5,568
1,875	PSP Swiss Property AG	131,707
67,000	Radium Life Tech Company Limiited†	96,711
372,100	Robinsons Land Company†	135,617
57,000	Ruentex Development Company Limited†	100,228
2,690	Savills plc	14,264
168,500	Shimao Property Holding Limited	254,320
1,300	Shoei	10,019
177,509	Shui On Land Limited	88,696
14,000	Singapore Land Limited	77,404
256,774	Sino Land Company	537,019
364,099	Sino-Ocean Land Holdings Limited	215,690
454,563	SM Prime Holdings Incorporated	103,286
181,000	SOHO China Limited	136,127
58,850	SP Setia BHD	97,356
360	Sumitomo Real Estate Sales Company Limited	15,615
58,000	Sumitomo Realty & Development Company Limited	1,248,847
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Real Estate Management & Development (continued)
160,895	Sun Hung Kai Properties Limited	$2,660,483
3,148	Sun Hung Kai Properties Limited ADR«	52,383
75,000	Swire Pacific Limited A Shares	1,155,169
152,500	Swire Pacific Limited B Shares	429,116
2,858	Swiss Prime Site AG	188,227
34,080	TA Global BHD	4,465
105,976	Talaat Moustafa Group†	146,792
1,600	The Sankei Building Company Limited	8,661
48,626	The St. Joe Company†«	855,818
81,399	Tian An China Investment	55,034
4,500	TOC Company Limited	18,873
70,000	Tokyo Tatemono Company Limited	275,182
45,000	Tokyu Land Corporation	201,637
600	Tokyu Livable Incorporated	6,832
64,875	UEM Land Holdings BHD†	43,011
203,870	Unitech Limited†	281,690
216,000	United Energy Group Limited†	33,658
40,000	United Industrial Corporation Limited SGD†	72,708
57,000	United Overseas Land Limited	195,130
168,500	Wharf Holdings Limited	1,132,722
105,000	Wheelock & Company	377,265
10,000	Wheelock Properties (Singapore) Limited†	14,769
51,000	Wing Tai Holdings Limited	65,278
61,000	Yanlord Land Group Limited	75,768

		42,476,248

Thrifts & Mortgage Finance: 0.52%
144,308	Astoria Financial Corporation	1,737,468
10,357	Capitol Federal Financial«	241,836
340,902	First Niagara Financial Group Incorporated«	4,222,071
2,068	Genworth Mi Canada Incorporated	53,485
1,479	Home Capital Group Incorporated	69,156
185,680	Housing Development Finance Corporation	2,778,624
258,561	Hudson City Bancorp Incorporated«	2,934,667
11,318	LIC Housing Finance Limited†	247,104
227,225	New York Community Bancorp Incorporated«	3,817,380
160,221	NewAlliance Bancshares Incorporated	2,137,348
16,492	Paragon Group of Companies plc	42,275
195,241	People’s United Financial Incorporated	2,419,036
90,294	Provident Financial Services Incorporated«	1,244,251
44,038	TFS Financial Corporation	360,231
115,666	Trustco Bank Corporation New York Shares	648,886
179,309	Washington Federal Incorporated«	2,646,601

		25,600,419

Health Care: 8.51%

Biotechnology: 1.35%
54,531	Acorda Therapeutics Incorporated†«	1,436,892
6,746	Actelion Limited†	354,221
49,531	Alexion Pharmaceuticals Incorporated†	3,786,645
142,500	Amgen Incorporated†	7,508,325
68,996	Amylin Pharmaceuticals Incorporated†«	884,184
184	Basilea Pharmaceutica†	12,017
929	BB Biotech AG	55,491
8,634	Biocon Limited†	73,469
35,807	Biogen IDEC Incorporated†«	2,290,574
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Biotechnology (continued)
146,339	BioMarin Pharmaceutical Incorporated†«	$3,962,860
16,423	Biota Holdings Limited	15,584
145,920	Celera Corporation†«	827,366
67,672	Celgene Corporation†	4,018,363
41,274	Cephalon Incorporated†«	2,620,486
88,954	Cepheid Incorporated†«	1,751,504
702,000	CK Life Sciences International Holdings Incorporated†	47,914
3,169	Crucell NV†	98,683
65,306	CSL Limited	2,185,219
81,369	Cubist Pharmaceuticals Incorporated†«	1,766,521
79,673	Dendreon Corporation†	2,847,513
1,600	Genmab A/S†	18,028
38,153	Genzyme Corporation†	2,717,257
125,502	Gilead Sciences Incorporated†	4,580,823
6,518	Grifols SA	75,275
103,586	Human Genome Sciences Incorporated†«	2,540,965
161,409	Incyte Corporation†«	2,342,045
1,885	Intercell AG†	40,299
53,400	Martek Biosciences Corporation†«	1,174,800
1,380	Nicox SA†	3,796
88,648	Onyx Pharmaceuticals Incorporated†	2,610,684
190,268	PDL BioPharma Incorporated«	1,099,749
91,813	Regeneron Pharmaceutical Incorporated†«	2,646,051
97,320	Savient Pharmaceuticals Incorporated†	1,149,349
204,000	Sino Biopharmaceutical	81,441
2	Takara Bio Incorporated†	4,521
32,300	Talecris Biotherapeutics Holdings Corporation†	700,910
71,605	United Therapeutics Corporation†«	4,506,103
112,844	Vertex Pharmaceuticals Incorporated†«	3,738,522
7,262	Zeltia SA	23,095

		66,597,544

Health Care Equipment & Supplies: 1.67%
11,160	Alcon Incorporated	1,754,910
44,117	Alere Incorporated†«	1,407,773
12,859	Ansell Limited	162,448
38,334	Beckman Coulter Incorporated«	2,097,253
34,182	Becton Dickinson & Company	2,663,803
674	bioMerieux SA	59,930
199,000	Biosensors International Group Limited†	177,847
167,000	Boston Scientific Corporation†	1,072,140
94,300	CareFusion Corporation†	2,156,641
6,615	Cochlear Limited	496,142
1,105	Coloplast AS Class B	147,022
67,100	Cooper Companies Incorporated«	3,589,850
51,194	CR Bard Incorporated«	4,343,811
62,178	Edwards Lifesciences Corporation†	4,126,132
4,123	Elekta AB Class B	138,765
12,559	Essilor International SA Cie Generale d’Optique	784,707
49,846	Fisher & Paykel Healthcare Corporation	110,448
1,489	Fresenius SE	127,584
1,200	Fukuda Denshi Company Limited	30,427
70,097	Gen-Probe Incorporated†	3,635,230
10,844	Getinge AB	227,585
10,963	GN Store Nord†	90,879
40,000	Golden Meditech Company Limited	7,933
36,069	Haemonetics Corporation†	2,120,497
98,867	Hill-Rom Holdings Incorporated«	3,913,156
1,100	Hogy Medical Company Limited	48,698
91,526	Hospira Incorporated†	5,149,253
32,837	IDEXX Laboratories Incorporated†«	2,108,464
100,625	Immucor Incorporated†«	1,848,481
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Health Care Equipment & Supplies (continued)
5,742	Intuitive Surgical Incorporated†	$1,494,585
3,000	JEOL Limited	10,001
32,713	Kinetic Concepts Incorporated†	1,299,033
76,875	Masimo Corporation«	2,372,363
125,823	Medtronic Incorporated	4,218,845
700	Nagaileben Company Limited†	16,302
400	Nakanishi Incorporated	41,869
4,400	Nihon Kohden Corporation	85,382
9,000	Nikkiso Company Limited	73,019
4,600	Nipro Corporation	89,867
6,559	Nobel Biocare Holding AG	109,072
56,473	Nuvasive Incorporated†«	1,319,209
25,300	Olympus Corporation	711,931
3,365	Olympus Corporation ADR	94,052
289	Omega Pharma SA†	11,877
2,300	Paramount Bed Company Limited	59,225
2,781	Phonak Holding AG	347,192
83,699	ResMed Incorporated†«	2,674,183
58,500	Sirona Dental Systems Incorporated†	2,210,715
51,398	Smith & Nephew plc	465,691
48,606	St. Jude Medical Incorporated†	1,880,566
76,911	Steris Corporation	2,646,508
396	Straumann Holding AG	83,331
47,608	Stryker Corporation«	2,384,685
3,671	Synthes Incorporated†	449,159
57,124	Teleflex Incorporated«	2,852,773
21,900	Terumo Corporation	1,165,784
79,987	Thoratec Corporation†	2,036,069
4,400	TOA Medical Electronics Company	280,750
39,000	Top Glove Corporation BHD†	70,182
67,276	Varian Medical Systems Incorporated†«	4,428,779
49,633	West Pharmaceutical Services Incorporated	1,882,083
1,196	William Demant Holding†	83,314

		82,546,205

Health Care Providers & Services: 1.83%
2,189	Acibadem Saglik Hizmetleri Ve Ticaret AS†	18,485
47,800	Aetna Incorporated	1,415,836
5,800	Alfresa Holdings Corporation	240,483
600	AS One Corporation	10,525
491,925	Bangkok Chain Hospital PCL†	104,146
109,900	Bangkok Dusit Medical Services PCL THB	139,056
28,900	Bumrungrad Hospital PCL	31,309
41,900	Cardinal Health Incorporated	1,490,802
55,359	Catalyst Health Solutions Incorporated†	2,376,008
3,478	Celesio AG	81,715
84,232	Centene Corporation†	1,958,394
32,985	Chemed Corporation	2,010,106
143,480	Cigna Corporation	5,281,499
896	CML Healthcare Income Fund	10,378
74,702	Coventry Health Care Incorporated†	1,891,455
57,484	Davita Incorporated†	4,179,087
43,082	Emergency Medical Services Corporation†	2,134,282
75,220	Express Scripts Incorporated†	3,918,210
10,939	Fresenius Medical Care AG & Company	631,446
226	Galenica AG	110,337
409,453	Health Management Association Incorporated Class A†	3,648,226
55,000	Health Net Incorporated†	1,485,000
133,052	HealthSouth Rehabilitation Corporation†«	2,394,936
50,538	Healthways Incorporated†«	487,692
50,523	Henry Schein Incorporated†«	2,901,536
39,097	HMS Holdings Corporation†«	2,463,502
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Health Care Providers & Services (continued)
88,801	Humana Incorporated†	$4,976,408
56,871	Laboratory Corporation of America Holdings†«	4,665,128
54,548	Life Healthcare Group Holding	111,130
90,897	LifePoint Hospitals Incorporated†«	3,292,289
48,400	Magellan Health Services Incorporated†	2,357,080
38,900	McKesson Corporation	2,485,710
67,162	Medco Health Solutions Incorporated†	4,118,374
44,330	Medi-Clinic Corporation†	178,814
24,800	Mediceo Paltac Holdings Company Limited	266,699
67,724	MEDNAX Incorporated†	4,144,709
5,800	Miraca Holdings Incorporated	205,970
175,722	Network Healthcare Holdings Limited	363,200
4,000	Nichii Gakkan Company	33,457
66,105	Omnicare Incorporated«	1,524,381
2,925	OPG Groep NV	49,339
742	Orpea	34,110
89,152	Owens & Minor Incorporated«	2,518,544
47,684	Primary Health Care Limited†	154,026
79,499	PSS World Medical Incorporated†«	1,637,679
24,421	Quest Diagnostics Incorporated	1,204,444
12,422	Ramsay Health Care Limited	185,741
6,385	Rhoen Klinikum AG	134,184
26,980	Ryman Healthcare Limited	44,134
92,241	Sigma Pharmaceuticals Limited	41,112
38,269	Sonic Healthcare Limited	432,834
2,071	Southern Cross Healthcare Limited	548
9,100	Suzuken Company Limited	265,856
784,934	Tenet Healthcare Corporation†«	3,202,531
6,200	Toho Pharmaceutical	77,343
3,339	United Drug plc	8,972
130,600	UnitedHealth Group Incorporated	4,769,512
120,444	VCA Antech Incorporated†«	2,631,099
45,400	WellPoint Incorporated†	2,530,596

		90,060,404

Health Care Technology: 0.16%
11,375	Agfa Gevaert NV	39,692
103,062	Allscripts Healthcare Solutions Incorporated†	1,808,738
46,611	Athenahealth Incorporated†«	1,911,517
38,884	Cerner Corporation†«	3,416,348
77,813	IBA Health Group Limited	5,818
12	M3 Incorporated	60,509
9,332	Quality Systems Incorporated	601,821
2,888	SXC Health Solutions Corporation†	110,422

		7,954,865

Life Sciences Tools & Services: 0.62%
26,872	Bio-Rad Laboratories Incorporated†	2,508,501
5,880	BTG plc†	20,121
7,023	Cellestis Limited	16,829
34,303	Covance Incorporated†	1,540,548
25,449	Dionex Corporation†	2,320,185
7,716	Divi’s Laboratories Limited†	103,746
4,299	Furiex Pharmaceuticals†	52,964
1,265	Gerresheimer AG†	46,305
68,719	Illumina Incorporated†«	4,131,386
101,369	Life Technologies Corporation†	5,048,683
3,369	Lonza Group AG	259,980
18,535	Mettler-Toledo International Incorporated†	2,690,911
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Life Sciences Tools & Services (continued)
2,000	Nordion Incorporated†	$21,392
60,349	Pharmaceutical Product Development Incorporated	1,503,897
14,303	QIAGEN NV†	260,481
201	Tecan Group AG	14,259
52,796	Techne Corporation	3,171,456
60,000	Thermo Fisher Scientific Incorporated†	3,051,600
51,365	Waters Corporation†	3,948,428

		30,711,672

Pharmaceuticals: 2.88%
177,594	Abbott Laboratories	8,259,897
6,158	Alapis Holding Industrial	6,235
44,704	Allergan Incorporated	2,962,534
45,707	Aspen Pharmacare Holdings Limited	599,309
52,000	Astellas Pharma Incorporated	1,864,022
84,655	AstraZeneca plc	3,944,372
67,891	Auxilium Pharmaceuticals Incorporated†«	1,285,177
48,160	Bayer AG	3,497,665
199,777	Bristol-Myers Squibb Company«	5,042,371
9,434	Cadila Healthcare Limited†	157,943
3,906	Cardiome Pharma Corporation†	19,025
9,339	Celltrion Incorporated	260,580
47,000	China Shineway Pharmaceutical Group Limited	152,529
25,300	Chugai Pharmaceutical Company Limited	456,785
76,430	Cipla Limited India†	571,830
79,400	Daiichi Sankyo Company Limited	1,718,167
27,900	Dainippon Sumitomo Pharma Company Limited	241,696
947	Dong A Pharmaceutical Company Limited†	99,241
16,178	Dr. Reddys Laboratories Limited†	629,950
62,202	Eis Eczacibasi Ilac Ve Sinai	100,092
33,400	Eisai Company Limited	1,148,986
34,164	Elan Corporation plc†	176,278
114,000	Eli Lilly & Company	3,837,240
56,661	Endo Pharmaceuticals Holdings Incorporated†«	2,040,363
9,649	Faes Farma SA	29,934
439	Financiere de Tubize	12,462
31,821	Forest Laboratories Incorporated†	1,014,772
4,000	Fuso Pharmaceutical Industries Limited	11,041
5,866	GlaxoSmithKline Pharmaceuticals Limited†	272,379
299,427	GlaxoSmithKline plc	5,644,812
14,398	Glenmark Pharmaceuticals Limited	110,531
2,372	H Lundbeck AS	41,081
6,650	Hikma Pharmaceuticals plc	78,923
8,600	Hisamitsu Pharmaceutical Company Incorporated	342,191
92,000	Hua Han Bio Pharmaceutical	38,506
1,094	Ipsen	32,690
321,204	Johnson & Johnson	19,770,106
10,000	Kaken Pharmaceutical Company Limited	109,571
890,500	Kalbe Farma TBK PT	345,002
125,956	King Pharmaceuticals Incorporated†	1,782,277
5,000	Kissei Pharmaceutical Company Limited	90,811
6,000	Kyorin Company Limited	95,710
31,000	Kyowa Hakko Kogyo Company Limited	311,889
1,037	Laboratorios Almirall SA	8,332
30,649	Lupin Limited	341,624
10,885	Meda AB Class A†	81,411
96,208	Medicis Pharmaceutical Corporation Class A«	2,535,081
357,001	Merck & Company Incorporated	12,305,824
3,966	Merck KGaA	309,605
11,000	Mochida Pharmaceutical Company Limited	112,379
2,600	Nichi-Iko Pharmaceutical Company Limited	91,026
15,667	Nicholas Piramal India Limited†	150,729
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Pharmaceuticals (continued)
6,000	Nippon Shinyaku Company Limited	$78,217
141,132	Novartis AG	7,487,948
24,590	Novo Nordisk AS Class B	2,432,385
12,200	Ono Pharmaceutical Company Limited	539,371
2,073	Orion Oyj Class A	42,246
4,268	Orion Oyj Class B	86,591
51,616	Par Pharmaceutical Companies Incorporated†	1,854,563
45,613	Perrigo Company	2,747,727
935,650	Pfizer Incorporated	15,241,739
22,924	Pharmaxis Limited†	59,326
18,964	Ranbaxy Laboratories Limited†	236,611
6,569	Recordati SpA	56,576
1,670	Richter Gedeon plc	331,689
1,536	Roche Holding AG Bearer	218,849
40,513	Roche Holding AG Genusschein	5,562,389
12,000	Rohto Pharmaceutical Company Limited	131,485
72,133	Salix Pharmaceuticals Limited†	3,220,738
55,162	Sanofi-Aventis SA	3,335,271
17,805	Sanofi-Aventis SA ADR«	543,409
10,300	Santen Pharmaceutical Company Limited	354,328
1,500	Sawai Pharmaceutical Company Limited	128,152
5,500	Seikagaku Corporation	56,847
33,800	Shionogi & Company Limited	617,923
32,610	Shire Limited	762,370
2,792	Stada Arzneimittel AG	88,683
61,645	Sun Pharmaceutical Industries Limited	601,269
24,000	Taisho Pharmaceutical Company Limited	499,271
85,300	Takeda Pharmaceutical Company Limited	3,964,835
24,000	Tanabe Seiyaku Company Limited	377,966
54,294	Teva Pharmaceutical Industries Limited	2,766,714
1,100	Towa Pharmaceutical Company Limited	61,578
11,100	Tsumura & Company	340,865
5,128	UCB SA	165,811
13,888	Valeant Pharmaceuticals International Incorporated	360,002
63,549	Warner Chilcott Limited	1,208,066
930	Yuhan Corporation†	128,743
3,000	Zeria Pharmaceutical Company Limited	35,488

		141,869,027

Industrials: 11.33%

Aerospace & Defense: 0.95%
18,682	Alliant Techsystems Incorporated	1,380,787
208,542	BAE Systems plc	1,071,416
2,301	Bharat Electronics Limited†	85,839
12,300	Bombardier Incorporated Class A	56,435
86,159	Bombardier Incorporated Class B	394,474
11,900	CAE Incorporated	130,528
39,039	Ceradyne Incorporated†	1,031,410
1,689	Chemring Group plc	75,268
74,067	Cobham plc	221,544
1,785	Elbit Systems Limited	84,071
42,372	Esterline Technologies Corporation†	2,494,863
19,915	European Aeronautic Defence & Space Company	446,183
24,043	Finmeccanica SpA	271,675
36,926	General Dynamics Corporation	2,440,439
68,952	Goodrich Corporation	5,914,013
81,059	Honeywell International Incorporated	4,029,443
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Aerospace & Defense (continued)
13,100	L-3 Communications Holdings Incorporated	$921,323
40,018	Meggitt plc	201,988
58,757	MOOG Incorporated Class A†	2,165,783
2,336	MTU Aero Engines Holdings	136,148
31,251	Northrop Grumman Corporation	1,927,562
21,992	Precision Castparts Corporation	3,036,435
31,275	QinetiQ plc	55,846
87,420	Rockwell Collins Incorporated	4,900,765
6,905,920	Rolls Royce Group C Shares(a)	10,742
107,905	Rolls Royce Group plc	1,022,150
2,300	Saab AB†	37,021
14,960	Safran SA	468,674
202,000	Singapore Technologies Engineering Limited	498,747
51,534	Teledyne Technologies Incorporated†	2,072,697
6,586	Thales SA	230,907
21,540	TransDign Group Incorporated†	1,475,490
3,231	Ultra Electronics Holdings	81,416
99,974	United Technologies Corporation	7,525,043
2,058	Zodiac SA	129,496

		47,026,621

Air Freight & Logistics: 0.68%
277	Bollore Investissement	56,972
91,723	CH Robinson Worldwide Incorporated	6,760,902
48,967	Deutsche Post AG	784,668
117,956	Expeditors International Washington Incorporated«	6,239,872
42,800	FedEx Corporation	3,899,936
41,300	Forward Air Corporation	1,136,576
5,254	Freightways Limited	12,071
1,637	Glovis Company Limited†	223,086
11,000	Goodpack Limited	17,162
54,065	Hub Group Incorporated Class A†	1,764,141
1,700	Kintetsu World Express Incorporated	43,450
3,167	Mainfreight Limited	17,308
4,954	Oesterreichische Post AG	145,459
558	Panalpina Welttransport Holdings AG	64,103
138,000	Singapore Post Limited	121,241
2,000	The Shibusawa Warehouse Company Limited	6,811
20,917	TNT NV	499,177
77,217	Toll Holdings Limited	458,877
106,200	United Parcel Service Incorporated Class B	7,447,806
165,107	UTI Worldwide Incorporated	3,178,310
57,600	Yamato Holdings Company Limited	728,861

		33,606,789

Airlines: 0.37%
264,000	Air China	344,063
16,025	Air France-KLM	280,089
235,900	Airasia BHD†	197,359
51,503	Alaska Air Group Incorporated†	2,832,665
102,000	All Nippon Airways Company Limited	360,760
21,610	Asiana Airlines†	175,206
27,402	British Airways plc	108,943
110,000	Cathay Pacific Airways Limited	320,859
541,604	China Airlines	432,644
15,953	Deutsche Lufthansa AG	339,504
10,419	easyJet plc†	69,346
322,878	Eva Airways Corporation†	367,551
27,436	Iberia Lineas Aereas de España SA	109,760
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Airlines (continued)
63	Jazz Air Income Fund	$310
408,824	JetBlue Airways Corporation†«	2,775,915
5,649	Korean Air Lines Company Limited†	345,937
16,135	LAN Airlines SA	491,749
46,134	Malaysian Airline System BHD†	30,440
138,003	Qantas Airways Limited	347,885
16,200	Ryanair Holdings plc ADR	494,586
22,716	SAS AB†	72,998
79,200	Singapore Airlines Limited	925,484
89,198	SkyWest Incorporated	1,444,116
388,100	Southwest Airlines Company«	5,169,492
76,300	Thai Airways International PCL	138,819
59,841	Turk Hava Yollari Anonim Ortakligi†	217,256
177,317	Virgin Blue Holdings Limited†	73,082
1,900	Westjet Airlines Limited	25,523

		18,492,341

Building Products: 0.36%
8,600	Aica Kogyo Company Limited	96,081
54,450	AO Smith Corporation«	2,145,875
142,000	Asahi Glass Company Limited	1,583,057
18,800	Assa Abloy AB Class B	504,694
3,000	Bunka Shutter Company Limited	6,560
21,000	Central Glass Company Limited	88,577
8,437	Cersanit-Krasnystaw SA†	29,926
25,191	Compagnie de Saint-Gobain	1,128,613
7,818	Crane Group Limited†	53,804
34,100	Daikin Industries Limited	1,224,406
101,100	Dynasty Ceramic PCL	192,301
2,244	Geberit AG	453,205
28,791	GWA International Limited	78,925
25,544	Hastie Group Limited	26,932
20,176	Hills Industries Limited	36,744
32,200	JS Group Corporation	594,444
154	Kaba Holding†	57,693
469	KCC Corporation	135,514
6,643	Kingspan Group plc	52,169
72,358	Lennox International Incorporated«	3,183,028
10,324	Lindab International AB	132,851
181,278	Masco Corporation	1,977,743
9,000	Nichias Corporation	43,123
143,000	Nippon Sheet Glass Company Limited	334,903
9,000	Nitto Boseki Company Limited	21,723
6,700	Noritz Corporation	104,395
65,536	Quanex Building Products Corporation	1,083,965
100	Rockwool International AS A Shares†	11,842
400	Rockwool International AS B Shares	45,836
12,000	Sankyo-Tateyama Holdings Incorporated	14,052
23,000	Sanwa Shutter Corporation	68,431
2,000	Sekisui Jushi Corporation	18,760
157,079	Taiwan Glass Industrial Corporation	183,192
9,000	Takara Standard Company Limited	56,781
10,000	Takasago Thermal Engineering Company	75,636
41,000	TOTO Limited	273,366
676	Ultratech Cement Limited GDR(a)	33,519
2,800	Uponor Oyj	47,176
97,300	USG Corporation†«	1,234,737
331,800	Vanachai Group PCL	59,818
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Building Products (continued)
5,585	Wienerberger AG	$88,300

		17,582,697

Commercial Services & Supplies: 1.31%
68,774	ABM Industries Incorporated«	1,583,865
6,384	Adecco SA	363,519
8,900	Aeon Delight Company Limited	160,049
14,347	Aggreko plc	326,930
8,000	Asahi Holdings Incorporated	157,725
53,800	Avery Dennison Corporation	2,019,652
16,555	Babcock International Group	134,031
12,017	BFI Canada Limited	260,814
153,968	Brambles Limited	1,005,008
2,753	Bureau Veritas SA	200,618
11,765	Cabcharge Australia Limited†	62,473
6,366	Campbell Brothers Limited	228,818
34,198	Capita Group plc	346,820
66,900	Cintas Corporation	1,789,241
32,835	Clean Harbors Incorporated†«	2,431,432
39,436	Copart Incorporated†	1,399,189
81,000	Dai Nippon Printing Company Limited	1,020,122
4,200	Daiseki Company Limited	78,841
8,093	Davis Service Group plc	49,258
4,668	De La Rue plc	41,968
81,938	Deluxe Corporation	1,736,266
28,208	Downer EDI Limited	126,535
27,861	Dun & Bradstreet Corporation	2,099,048
6,000	Duskin Company Limited	106,178
7,625	Edenred†	169,645
59,612	Experian Group Limited	681,054
66,150	FTI Consulting Incorporated†«	2,357,586
76,411	G4S plc	282,752
60,193	Hays plc	101,305
63,703	HNI Corporation«	1,697,048
13,090	Homeserve plc	87,653
25,933	IHS Incorporated†«	1,875,475
8,858	Intertek Group plc	249,936
3,400	Intrum Justitia AB	44,960
1,000	Itoki Corporation	2,545
10,900	Kokuyo Company Limited	83,746
6,000	Kyodo Printing Company Limited	12,976
1,440	Loomis AB	19,196
45,300	Manpower Incorporated	2,551,296
1,800	Matsuda Sangyo Company Limited	28,627
3,000	MEITEC Corporation	67,356
15,109	Michael Page International plc	112,031
50,900	Mine Safety Appliances Company«	1,466,938
20,394	Mineral Resources Limited	203,296
16,517	Mitie Group†	53,207
3,600	Mitsubishi Pencil Company Limited	62,459
1,850	Moshi Moshi Hotline Incorporated	42,310
89,249	Navigant Consulting Incorporated†	742,552
500	Nippon Kanzai Company Limited	7,785
5,403	Niscayah Group AB	9,718
3,900	Nissha Printing Company Limited	85,605
8,000	Okamura Corporation	44,641
1,000	Oyo Corporation	7,743
83,700	Parexel International Corporation†	1,469,772
8,600	Park24 Company Limited	82,208
8	Pilot Corporation	13,192
108,300	Pitney Bowes Incorporated«	2,376,102
14,400	PMP Limited	10,490
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Commercial Services & Supplies (continued)
835	Poyry Oyj	$9,273
9,887	Programmed Maintenance Services Limited†	13,741
2,673	Prosegur Comp Seguridad Regd	149,266
6,850	Randstad Holdings NV	313,519
29,594	Regus plc	35,099
129,934	Rentokil Initial plc	177,247
35,200	Republic Services Incorporated	990,528
72,226	Resources Global Professionals	1,208,341
4,529	Ritchie Bros Auctioneers Incorporated	90,223
38,863	RPS Group plc	136,011
111,200	RR Donnelley & Sons Company	1,752,512
2,323	S1 Corporation Incorporated (Korea)†	110,400
18,286	SAI Global Limited†	77,119
5,981	Salmat Limited	23,160
1,100	Sato Corporation	13,196
26,700	Secom Company Limited	1,188,404
18,400	Securitas AB	195,437
42,741	SEEK Limited	271,613
28,595	Serco Group plc	241,294
319	SGS Societe Generale de Surveillance Holding SA	522,211
6,285	Shanks Group plc	11,262
1,292	Societe BIC SA	104,516
6,900	Sohgo Security Services Company Limited	72,636
26,052	Spotless Group Limited	52,439
1,835	Stantec Incorporated†	47,924
47,579	Stericycle Incorporated†«	3,516,088
24,000	Taiwan Secom Company Limited†	42,516
2,343	Teleperformance	69,844
1,300	Temp Holdings Company Limited	11,262
89,282	Tetra Tech Incorporated†«	2,063,307
2,200	Tomra Systems ASA	11,509
6,500	Toppan Forms Company Limited	61,901
72,000	Toppan Printing Company Limited	602,222
67,196	Towers Watson & Company	3,373,239
3,424	Transcontinental Incorporated	50,665
40,811	Transfield Services Limited	134,564
60,087	Transpacific Industries Group Limited†	64,505
78,331	TrueBlue Incorporated†«	1,290,895
2,000	Uchida Yoko Company Limited†	7,337
32,677	United Stationers Incorporated†	2,074,009
2,832	USG People NV	49,682
68,724	Verisk Analytics Incorporated Class A†	2,080,275
167,680	Waste Connections Incorporated«	4,359,680
53,653	Waste Management Incorporated	1,837,615
5,238	WS Atkins plc	57,032
8,663	Zee Learn Limited(a)	717

		64,397,840

Construction & Engineering: 0.62%
2,020	Abengoa SA	41,022
8,185	Actividades de Construccion y Servicios SA	359,375
8,690	Aecon Group Incorporated	84,314
6,310	Arcadis NV	131,625
9,255	Ausenco Limited	25,814
36,549	Aveng Limited†	210,243
32,204	Balfour Beatty plc	137,151
2,315	Bilfinger Berger AG	168,520
45,852	Boart Longyear Group	164,370
16,698	Bouygues SA	666,285
489	Budimex SA	15,658
4,312	Cardno Limited	20,583
18,787	Carillion plc	97,047
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Construction & Engineering (continued)
184,900	CH Karnchang PCL	$55,354
579,779	China Communications Construction Company Limited	504,733
227,000	China Railway Construction Corporation	269,532
552,000	China Railway Group Limited Class H	386,715
16,000	Chiyoda Corporation	138,989
3,900	Chudenko Corporation	41,801
3,000	Chugai Ro Company Limited	10,037
23,636	Cintra Concesiones de Infraestructuras de Transporte SA	224,276
12,300	Comsys Holdings Corporation	117,724
47,000	CTCI Corporation†	49,417
3,508	Daelim Industrial Company Limited†	328,289
26,394	Daewoo Engineering & Construction Company Limited†	265,215
85,394	Dialog Group BHD†	40,709
6,756	Doosan Heavy Industries & Construction Company Limited	470,834
4,842	Eiffage SA†	212,438
93,342	EMCOR Group Incorporated†	2,501,566
3,800	FLSmidth & Company A/S	312,357
2,658	Fomento de Construcciones y Contratas SA	60,465
68,485	Foster Wheeler AG†	1,917,580
199,300	Gamuda BHD†	232,176
5,835	GS Engineering & Construction Corporation	503,278
6,620	Hellenic Technodomiki Tev SA†	26,896
18,000	Henderson Investments Limited	1,831
2,000	Hibiya Engineering Limited	16,872
197,170	HKC Holdings Limited	12,442
2,412	Hochtief AG	178,618
10,493	Housing & Construction Holdings Limited†	24,097
11,203	Hyundai Development Company	327,084
13,369	Hyundai Engineering & Construction Company Limited†	728,757
96,920	IJM Corporation BHD	175,634
13,306	Impregilo SpA†	34,354
4,740	Imtech NV	159,572
54,187	Insituform Technology Incorporated†«	1,199,700
5,289	Interserve plc	15,878
22,390	IRB Infrastructure Developers Limited	117,549
82,400	Italian-Thai Development PCL†	12,593
68,513	Jacobs Engineering Group Incorporated†	2,637,751
29,000	JGC Corporation	561,704
130,000	Kajima Corporation	324,651
15,000	Kandenko Company Limited	90,692
1,785	Kepco Engineering & Construction	145,645
589	Kier Group plc†	11,599
16,000	Kinden Corporation	137,651
25,731	Koninklijke Bam Groep NV	136,707
3,660	Koninklijke Boskalis Westminster NV	156,874
10,000	Kyowa Exeo Corporation	89,019
2,000	Kyudenko Corporation	11,734
198,580	Lanco Infratech Limited†	269,404
59,099	Larsen & Toubro Limited†	2,511,627
19,347	Larsen & Toubro GDR	831,921
15,597	Leighton Holdings Limited	470,916
78,049	Macmahon Holdings Limited	40,397
12,000	Maeda Corporation	35,990
6,000	Maeda Road Construction Company Limited	44,163
69,400	Malaysia Marine And Heavy EN†	103,854
21,600	Mirait Holdings Corporation†	148,405
8,385	Monadelphous Group Limited†	134,218
37,410	Murray & Roberts Holdings Limited	203,012
8,600	NCC AB†	164,104
1,000	NEC Networks & System Integration Corporation	11,794
2,000	Nippo Corporation	13,024
4,000	Nippon Densetsu Kogyo Company Limited	37,185
7,000	Nippon Koei Company Limited	19,154
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Construction & Engineering (continued)
12,000	Nishimatsu Construction Company Limited	$14,912
77,000	Obayashi Corporation	320,182
2,064	Obrascon Huarte Lain SA	53,731
26,000	Okumura Corporation	94,133
11,526	Orascom Construction Industries†	523,348
2,063	Outotec Oyj	101,465
1,180	PBG SA	84,090
7,800	Peab AB	55,121
8,500	Penta-Ocean Construction Company Limited	13,102
39,075	Polimex Mostostal SA	49,518
244,400	Power Line Engineering PCL†	11,642
22,537	Punj Lloyd Limited†	48,281
103,674	PYI Corporation Limited	4,072
5,288	Sacyr Vallehermoso SA†	26,866
3,423	Samsung Engineering Company Limited†	547,668
2,000	Sanki Engineering Company Limited	12,427
43,951	Shaw Group Incorporated†	1,408,630
78,000	Shimizu Corporation	313,156
1,100	Sho-Bond Holdings Company Limited	21,976
36,000	Shui On Construction & Mater	42,513
291,300	Sino Thai Engineering & Construction PCL†	126,233
21,289	Skanska AB	378,385
8,700	SNC-Lavalin Group Incorporated	464,514
1,052	Strabag SE	24,396
2,000	Taihei Dengyo Kaisha Limited	15,103
2,800	Taikisha	45,301
138,000	Taisei Corporation	311,650
24,015	Tekfen Holding AS	96,130
9,000	Toa Corporation	10,109
23,000	Toda Corporation	80,798
2,000	Toenec Corporation	10,109
1,000	Tokyo Energy & Systems Incorporated	5,867
3,880	Tokyu Construction Company Limited	11,312
2,000	Toshiba Plant Systems & Services Corporation	24,901
20,000	Toyo Engineering Corporation	68,586
21,698	United Construction Group Limited	287,630
5,000	United Engineers†	9,657
31,363	Vinci SA	1,518,511
51,077	Voltas Limited†	271,387
5,040	YIT Oyj	110,824
2,000	Yokogawa Bridge Holdings Corporation	12,188

		30,770,988

Electrical Equipment: 1.20%
7,603	ABB Limited†	126,957
135,285	ABB Limited REG	2,621,724
61,281	Acuity Brands Incorporated«	3,300,595
11,991	Alstom SA	493,953
63,354	American Superconductor Corporation†«	2,108,421
59,476	Ametek Incorporated	3,519,195
5,981	Areva T&D India Limited	40,114
166,201	Babcock + Wilcox Company†	4,037,022
60,722	Baldor Electric Company«	3,844,310
1,755	Bekaert SA	166,778
20,708	Bharat Heavy Electrical Limited†	994,670
78,700	Brady Corporation Class A	2,434,191
130,000	China High Speed Transmission Equipment Group Company Limited	237,396
1,900	Chiyoda Integre Company Limited	23,180
2,700	Cosel Company Limited	36,908
60,032	Crompton Greaves Limited†	438,351
8,000	Daihen Corporation	34,604
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Electrical Equipment (continued)
7,456	Elswedy Cables Holding Company†	$69,190
61,000	Fuji Electric Holdings Company Limited	163,269
48,000	Fujikura Limited	212,212
78,000	Furukawa Electric Company Limited	332,728
3,800	Futaba Corporation Chiba	65,747
7,940	Gamesa Corporation Tecnologica SA†	52,976
74,947	General Cable Corporation†«	2,457,512
197,835	Graftech International Limited†	3,877,566
48,000	GS Yuasa Corporation«	321,759
28,000	Hitachi Cable Limited	73,940
29,032	Hubbell Incorporated Class B	1,642,050
300	Huber & Suhner AG†	17,397
1,100	Idec Corporation	8,964
145,500	Johnson Electric Holdings Limited	107,742
8,345	Legrand SA	318,522
3,836	LS Cable Limited†	334,169
3,641	LS Industrial Systems Company Limited†	255,002
3,500	Mabuchi Motor Company Limited	168,330
248,000	Mitsubishi Electric Corporation	2,456,590
163,500	Neo Neon Holdings Limited	88,224
1,104	Nexans SA	73,458
14,100	Nidec Corporation	1,411,853
11,000	Nippon Carbon Company Limited	31,808
4,700	Nippon Signal Company Limited	32,910
8,000	Nissin Electric Company Limited	39,479
1,300	Nitto Kogyo Corporation	13,405
816	Nordex AG†	4,890
3,095	Ormat Industries	23,687
10,030	Prysmian SpA	159,488
52,777	Regal-Beloit Corporation	3,219,397
78,200	Rockwell Automation Incorporated	5,170,584
51,911	Roper Industries Incorporated«	3,758,876
6,000	Sanyo Denki Company Limited	28,247
15,613	Schneider Electric SA	2,191,818
2,158	SGL Carbon AG†	74,610
44,000	Shihlin Electric†	54,995
10,000	Showa Electric Wire	10,037
34,340	Silitech Technology Corporation†	109,388
92,000	Sumitomo Electric Industries Limited	1,203,728
89,769	Suzlon Energy Limited†	93,418
198,000	TECO Electric & Machinery Company Limited†	122,441
4,785	Tognum AG	113,633
1,300	Toyo Tanso Company Limited	70,911
17,300	Ushio Incorporated	298,083
11,591	Vestas Wind Systems AS†	329,836
336,000	Walsin Lihwa Corporation†	196,756
82,770	Woodward Governor Company«	2,793,488

		59,113,482

Industrial Conglomerates: 1.17%
97,100	3M Company	8,154,458
284,600	Aboitiz Equity Ventures Incorporated†	239,268
13,276	Aditya Birla Nuvo Limited†	216,579
21,880	Antarchile SA	489,465
66,000	Beijing Enterprises Holdings Limited	416,054
193,100	Berjaya Corporation BHD	67,059
40,938	Bidvest Group Limited	870,504
51,819	Boustead Holdings BHD†	87,360
129,000	CITIC Pacific Limited	323,285
1,178	CJ Corporation†	80,674
2,926	Clal Industries and Investments†	20,954
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Industrial Conglomerates (continued)
19,942	Compagnie Industriali Riunite	$35,955
12,635	Cookson Group plc	105,832
161,228	CSR Limited	262,713
2,629	DCC Corporation	68,593
1,395	DCC plc	36,433
312	Delek Group Limited	81,572
1,353	Discount Investment Corporation	26,847
114,000	Dmci Holdings Incorporated	85,999
88,596	Dogan Sirketler Grubu Holdings†	62,445
2,874	Doosan Corporation†	348,281
67,952	Empresas Copec SA	1,308,137
108,583	Enka Insaat Ve Sanayi AS	392,773
495,524	Far Eastern Textile Company Limited†	732,334
107,000	Fraser & Neave Limited	487,045
21,000	Gallant Venture Limited†	5,010
1,239,307	General Electric Company	19,618,230
62,977	Grupo Carso SAB de CV	383,426
136,000	Hankyu Hanshin Holdings Incorporated	617,517
14,000	Haw Par Corporation Limited	65,634
11,000	Hong Leong Asia Limited	25,826
250,000	Hutchison Whampoa Limited	2,501,578
205,052	Jaiprakash Associates Limited†	492,241
34,869	Jardine Matheson Holdings Limited	1,507,736
24,310	Jardine Strategic Holdings Limited	636,922
1,000	Katakura Industries Company Limited	9,129
73,000	Keihan Electric Railway Company Limited	293,954
151,138	Keppel Corporation Limited	1,220,230
96,309	Koc Holding AS	452,119
56,205	Koninklijke Philips Electronics NV	1,516,775
1,354	Koor Industries Limited	26,116
17,390	LG Corporation	1,225,430
265,450	Malaysian Resources Corporation BHD†	160,066
9,000	Miramar Hotel & Investment	10,547
109,200	MMC Corporation BHD	94,462
135,007	NWS Holdings Limited	216,634
43,739	Orkla ASA	366,821
1,096	Przedsiebiorstwo Eksportu I Importu Kopex SA	5,916
23,401	Quinenco SA†	84,527
1,852	Rheinmetall Berlin	119,526
5,696	Samsung Techwin Company Limited†	533,048
109,000	Sembcorp Industries Limited	397,910
62,000	Shanghai Industrial Holdings Limited	261,491
50,274	Siemens AG	5,500,613
22,187	Siemens India Limited†	372,346
287,840	Sime Darby BHD	788,777
3,162	SK Corporation	346,364
20,425	SM Investments Corporation	225,088
20,401	Smiths Group plc	361,118
38,828	Sonae SGPS SA†	37,498
57,370	Tyco International Limited	2,173,749
1,564	Wendel	120,774
4,064	Yazicilar Holding AS†	31,077

		57,806,844

Machinery: 2.58%
5,196	Aalberts Industries NV	90,986
2,700	Aida Engineering Limited	10,066
18,100	Alfa Laval AB	317,844
41,000	Amada Company Limited	280,225
5,200	Amano Corporation	45,544
1,797	Andritz AG	142,615
12,000	Asahi Diamond Industrial Company Limited	208,197
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Machinery (continued)
158,796	Ashok Leyland Limited†	$247,962
395,800	Asian Insulators PCL	50,015
24,459	Astec Industries Incorporated†	732,547
37,551	Atlas Copco AB Class A	829,204
23,892	Atlas Copco AB Class B	469,833
4,800	ATS Automation Tooling Systems Incorporated†	29,084
9,718	Austal Limited	29,062
3,000	Bando Chemical Industries Limited	10,682
2,770	Bodycote plc	11,220
15,906	Bradken Limited	130,810
79,860	Briggs & Stratton Corporation«	1,390,363
256	Bucher Industries AG†	39,536
41,540	Bucyrus International Incorporated Class A	3,703,706
2,050	Cargotec Corporation	89,889
85,100	Caterpillar Incorporated	7,199,460
7,702	Charter International plc	82,004
300,000	China Infrastructure Machinery Holdings Limited	196,263
5,000	CKD Corporation	37,818
73,402	Clarcor Incorporated«	2,988,195
139	Construcciones y Auxiliar de Ferrocarriles SA	64,891
88,000	Cosco Corporation Singapore Limited	134,631
41,847	CSBC Corporation Taiwan	36,380
28,164	Cummins Incorporated	2,735,288
10,280	Cummins India Limited†	178,167
11,150	Daewoo Shipbuilding & Marine Engineering Company Limited	285,626
14,500	Daifuku Company Limited	88,189
77,994	Danaher Corporation	3,373,241
3,073	Demag Cranes AG	140,988
39,428	Donaldson Company Incorporated	2,140,546
9,560	Doosan Infracore Company Limited†	206,141
42,000	Ebara Corporation	179,161
38,047	ESCO Technologies Incorporated	1,334,689
21,200	FANUC Limited	3,037,257
31,297	Flowserve Corporation	3,300,582
3,700	Fuji Machine Manufacturing Company Limited	63,221
3,000	Fujitec Company Limited	13,514
61,000	Furukawa Company Limited	67,786
74,482	Gardner Denver Incorporated	4,874,847
8,906	GEA Group AG	214,099
206	Georg Fischer AG	101,086
689	Gildemeister AG†	13,384
6,500	Glory Limited	154,558
33,300	Graco Incorporated«	1,197,468
50,000	Haitian International Holdings	55,376
3,221	Hanjin Heavy Industries & Construction Company Limited	101,403
2,009	Hanjin Heavy Industries Company	25,819
41,800	Harsco Corporation	1,005,708
10,670	Heidelberger Druckmaschinen AG	47,465
10,500	Hexagon AB	198,867
33,000	Hino Motors Limited	162,851
1,000	Hisaka Works Limited	11,507
12,600	Hitachi Construction Machinery Company Limited†	287,260
77,500	Hitachi Zosen Corporation	108,346
7,200	Hoshizaki Electric Company Limited	126,983
4,000	Hosokawa Micron Corporation†	15,964
5,106	Hyundai Heavy Industries Company Limited	1,636,087
1,347	Hyundai Mipo Dockyard Company Limited†	202,155
116,195	IDEX Corporation	4,353,827
18,425	IMI plc	245,466
69	Industrea Limited	88
39,367	Invensys plc	196,559
22,000	Iseki & Company Limited†«	54,941
219,000	Ishikawajima-Harima Heavy Industries Company Limited	452,706
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Machinery (continued)
39,865	Jain Irrigation Systems Limited	$195,046
42,000	Japan Steel Works	412,522
61,000	Jaya Holdings Limited†	33,264
56,466	Joy Global Incorporated	4,309,485
35,600	JTEKT Corporation	394,327
7,000	Juki Corporation	12,379
188,000	Kawasaki Heavy Industries Limited	581,814
47,843	Kaydon Corporation	1,673,548
2,500	KCI Konecranes Oyj	97,938
9,000	Kitz Corporation	38,929
111,830	Komatsu Limited	3,097,406
6,600	Komori Corporation	66,797
11,051	Kone Oyj	577,950
626	Krones AG	33,629
137,865	Kubota Corporation	1,248,676
16,100	Kurita Water Industries Limited	463,435
61,746	Lincoln Electric Holdings Incorporated«	3,807,258
11,000	Makino Milling Machine Company Limited	80,965
17,901	Makita Corporation	647,037
5,699	MAN AG	669,630
214,746	Manitowoc Company Incorporated«	2,357,911
2,000	Max Company Limited	20,863
20,000	Meidensha Corporation	85,315
48,559	Melrose plc	221,533
7,085	Metso Oyj	363,913
5,526	Meyer Burger Technology AG†	143,153
50,000	Minebea Company Limited	296,332
388,000	Mitsubishi Heavy Industries Limited	1,395,483
3,000	Mitsuboshi Belting Company Limited	16,382
77,000	Mitsui Engineering & Shipbuilding Company Limited	177,572
3,000	Miura Company Limited	72,518
11,798	Morgan Crucible Company	43,841
11,000	Mori Seiki Company Limited	113,036
61,000	Mueller Industries Incorporated	1,859,890
231,545	Mueller Water Products Incorporated	815,038
18,100	Nabtesco Corporation	334,144
35,000	Nachi-Fujikoshi Corporation	106,225
1,000	Namura Shipbuilding Company Limited	4,803
28,093	Navistar International Corporation†	1,437,800
36,000	NGK Insulators Limited	535,548
14,000	Nippon Sharyo Limited	62,732
6,000	Nippon Thompson Company Limited	44,020
900	Nitta Corporation	15,443
700	Nitto Kohki Company Limited	17,188
1,131	NKT Holding AS	50,305
43,993	Nordson Corporation«	3,494,364
4,000	Noritake Company Limited	12,522
54,000	NSK Limited	455,538
68,000	NTN Corporation	309,571
2,380	OILES Corporation	39,103
15,000	Okuma Corporation	100,370
1,000	Organo Corporation	6,942
9,500	OSG Corporation	101,028
53,700	Paccar Incorporated«	2,892,282
89,100	Parker Hannifin Corporation	7,148,493
49,567	Pentair Incorporated«	1,630,754
4,110	Rotork plc	100,944
8,000	Ryobi Limited	32,596
25,110	Samsung Heavy Industries Company Limited	719,037
61,147	Sandvik AB	1,034,644
4,000	Sasebo Heavy Industries Company Limited	7,552
16,220	Scania AB Class B	331,418
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Machinery (continued)
3,274	Schindler Holding	$369,921
1,005	Schindler Holding AG	114,854
1,200	Seco Tools	17,404
99,200	Sembcorp Marine Limited	365,891
2,500	Shima Seiki Manufacturing Limited	54,666
13,649	Shin Zu Shing Company Limited	31,478
11,000	Shinmaywa Industries Limited	44,032
180,000	Singamas Container Holding	55,634
86,000	Sinotruk Hong Kong Limited	90,817
5,500	Sintokogio Limited	42,783
976	SKF AB Class A†	26,049
20,700	SKF AB Class B	551,874
7,900	SMC Corporation	1,255,467
82,709	Snap-on Incorporated«	4,377,787
3,670	Spirax-Sarco Engineering plc	102,639
26,400	SPX Corporation	1,733,952
3,438	STX Shipbuilding Company Limited†	67,461
1,131	Sulzer AG	147,059
84,000	Sumitomo Heavy Industries Limited	515,904
9,000	Tadano Limited	41,403
25,675	Tata Motors Limited†	691,018
10,387	Tata Motors Limited	181,730
10,088	Tata Motors Limited ADR«	329,978
11,575	Thermax India Limited†	222,431
19,500	THK Company Limited	404,260
42,900	Timken Company	1,868,724
1,100	Tocalo Company Limited	18,493
1,300	Torishima Pump Manufacturing Company Limited	22,741
46,785	Toro Company«	2,723,355
4,043	Toromont Industries Limited	120,555
10,000	Toshiba Machine Company Limited	45,764
12,469	Trelleborg AB Class B	120,296
130,079	Trinity Industries Incorporated«	2,978,809
11,000	Tsubakimoto Chain Company	52,049
18,000	Tsugami Corporation«	120,014
1,000	Tsukishima Kikai Company Limited	6,572
500	Union Tool Company	12,427
188,083	United Tractors	478,848
5,708	Vallourec SA	542,136
11,186	Valmont Industries Incorporated«	904,500
27,800	Volvo AB Class A	389,359
62,080	Volvo AB Class B	901,252
279	Vossloh AG	31,508
69,087	Wabtec Corporation	3,193,892
4,539	Wartsila Oyj Class B	314,036
11,814	Weir Group plc	319,744
181,000	Yangzijiang Shipbuilding Holdings Limited	246,753
5,982	Zardoya-Otis SA	84,560

		127,371,308

Marine: 0.19%
40	AP Moller-Maersk AS A	316,606
87	AP Moller-Maersk AS B	704,376
6,000	Chinese Maritime Transport Limited†	12,991
227	Compagnie Maritime Belge SA†	6,686
307,000	China Cosco Holdings Company	335,660
1,300	D/S Norden	40,978
12,000	Daiichi Chuo Kisen Kaisha	30,541
303,000	Evergreen Marine Corporation (Taiwan) Limited	254,964
45,497	Genco Shipping & Trading Limited†«	667,896
8,635	Hanjin Shipping Company Limited†	274,824
11,912	Hanjin Shipping Holding Company†	178,772
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Marine (continued)
5,690	Hyundai Merchant Marine Company Limited†	$202,198
9,500	Iino Kaiun Kaisha Limited	41,433
1,100	Inui Steamship Company Limited	6,559
82,000	Kawasaki Kisen Kaisha Limited	341,952
31,418	Kirby Corporation†«	1,403,442
3,262	Kuehne & Nagel International AG	418,293
14,000	Malaysian Bulk Carriers BHD†	13,260
146,700	MISC BHD	402,007
150,000	Mitsui OSK Lines Limited	1,030,589
80,000	Neptune Orient Lines Limited	131,480
215,000	Nippon Yusen Kabushiki Kaisha	937,687
23,000	Orient Overseas International Limited	223,185
155,000	Pacific Basin Shipping Limited	104,796
70,800	Precious Shipping PCL	43,562
73,800	Regional Container Lines PCL†	36,863
284	Schmitt Industries Incorporated(a)(i)	22,119
31,652	Shih Wei Navigation Company Limited	40,496
2,000	Shinwa Kaiun Kaisha Limited	4,971
33,100	Shipping Corp Of India Limited†	103,625
132,000	Shun Tak Holdings Limited	81,086
128,800	Sincere Navigation Corporation†	148,311
12,981	STX Pan Ocean Company Limited	134,624
20,000	Taiwan Navigation Company Limited†	23,751
81,840	Thoresen Thai Agencies PCL	55,228
58,000	U-Ming Transport Corporation†	117,589
199,250	Wan Hai Lines Limited	148,379
259,416	Yang Ming Marine Transport†	205,524

		9,247,303

Road & Rail: 0.95%
36,300	Arkansas Best Corporation«	894,251
384,312	Asciano Group	596,748
166,700	Avis Budget Group Incorporated†«	2,215,443
27,100	Canadian National Railway Company	1,731,253
9,100	Canadian Pacific Railway Limited	581,077
235	Central Japan Railway Company	1,813,956
181,000	Comfortdelgro Corporation Limited	208,369
76,952	Con-Way Incorporated«	2,600,978
5,767	Container Corporation of India†	160,184
14,780	DSV A/S	291,114
46,200	East Japan Railway Company	2,760,186
124,000	Evergreen International Storage & Transport Corporation†	108,206
25,434	Firstgroup plc	143,133
19,000	Fukuyama Transporting Company Limited	93,082
54,751	Genesee & Wyoming Incorporated†«	2,600,125
1,463	Go-Ahead Group plc	27,376
88,324	Heartland Express Incorporated«	1,364,606
4,600	Hitachi Transport System Limited	67,112
50,562	J.B. Hunt Transport Services Incorporated	1,845,513
56,247	Kansas City Southern†	2,662,733
56,000	Keihin Electric Express Railway Company Limited	492,484
63,000	Keio Corporation	426,072
52,000	Keisei Electric Railway Company Limited	341,116
197,000	Kintetsu Corporation	588,481
1,506	Korea Express Company Limited†	98,330
72,356	Landstar System Incorporated	2,601,198
3,000	Maruzen Showa Unyu Company Limited	8,997
148,806	MTR Corporation Limited	549,032
112,000	Nagoya Railroad Company Limited†	294,420
52,000	Nankai Electric Railway Company Limited	209,392
29,635	National Express Group plc	102,840
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Road & Rail (continued)
110,000	Nippon Express Company Limited	$439,001
7,000	Nippon Konpo Unyu Soko Company Limited	75,027
39,000	Nishi-Nippon Railroad Company Limited	162,636
42,600	Norfolk Southern Corporation	2,563,242
72,000	Odakyu Electric Railway Company Limited	656,423
67,902	Old Dominion Freight Line†	1,960,995
29,636	Ryder System Incorporated	1,277,608
52,000	Sagami Railway Company Limited	160,927
28,000	Sankyu Incorporated	110,407
1,684	SBS Transit Limited†	2,462
19,000	Seino Holdings Company Limited	119,190
4,000	Senko Company Limited	11,519
65,000	SMRT Corporation Limited†	99,936
25,848	Stagecoach Group plc	79,245
96,000	Tobu Railway Company Limited	521,926
123,000	Tokyu Corporation	543,793
2,911	TransForce Incorporated	31,930
24,000	Transport International Holdings Limited†	78,660
74,400	Union Pacific Corporation	6,704,184
84,474	Werner Enterprises Incorporated«	1,822,949
214	West Japan Railway Company	749,984

		46,649,851

Trading Companies & Distributors: 0.81%
36,905	Adani Enterprises Limited†	538,273
3,463	Alesco Corporation Limited	7,933
26,651	Ashtead Group plc	54,264
313	BayWa AG	13,249
18,844	Bunzl plc	205,616
4,012	Daewoo International Corporation†	111,079
75,607	Fastenal Company«	4,046,487
9,000	Finning International Incorporated	217,340
66,234	GATX Corporation«	2,196,982
8,472	Grafton Group plc	31,980
21,000	Hanwha Chemical Corporation	79,794
2,200	Inaba Denki Sangyo Company Limited	54,415
190,200	Itochu Corporation	1,763,594
24,000	Iwatani International Corporation	68,252
11,000	Japan Pulp & Paper Company Limited	35,225
9,000	JFE Shoji Holdings Incorporated	36,671
34,000	Kanematsu Corporation†	29,251
3,266	Kloeckner & Company	82,054
3,100	Kuroda Electric Company Limited	37,856
211,000	Marubeni Corporation	1,369,017
8,100	Misumi Group Incorporated	183,312
180,200	Mitsubishi Corporation	4,556,138
33	Mitsubishi Corporation ADR	1,682
205,100	Mitsui & Company Limited	3,203,079
263	Mitsui & Company Limited ADR	82,232
64,541	MSC Industrial Direct Company«	3,881,496
13,000	Nagase & Company Limited	145,083
500	Nichiden Corporation	14,070
448,113	Noble Group Limited	695,749
1,500	Okaya & Company Limited	15,145
700	Onoken Company Limited	5,629
11,459	Ramirent Oyj†	130,299
5,331	Reece Australia Limited	111,904
2,527	Rexel SA†	47,792
3,149	Russel Metals Incorporated	64,143
16,282	Samsung Corporation	1,078,539
22,953	Seven Network Limited	186,564
500	Shinwa Company Limited Nagoya†	5,467
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Trading Companies & Distributors (continued)
15,730	SIG plc	$27,183
23,850	SK Networks Company Limited†	225,252
160,700	Sojitz Corporation	311,069
148,500	Sumitomo Corporation	1,937,651
4,592	Superior Plus Corporation	49,608
7,000	Tat Hong Holdings Limited	5,115
32,300	Toyota Tsusho Corporation	524,504
20,543	Travis Perkins plc	258,185
900	Trusco Nakayama Corporation	14,012
95,891	United Rentals Incorporated†«	1,881,381
34,851	Watsco Incorporated«	2,100,470
59,324	Wesco International Incorporated†«	2,830,941
14,929	Wolseley plc†	398,478
32,780	WW Grainger Incorporated«	4,095,205
2,900	Yamazen Corporation	12,960
10,000	Yuasa Trading Company Limited	9,201

		40,068,870

Transportation Infrastructure: 0.14%
26,569	Abertis Infraestructuras SA	422,994
1,420	Aeroports de Paris	108,695
53,200	Airports of Thailand PCL	67,314
3,972	Ansaldo STS SPA	51,095
16,101	Atlantia SpA	314,962
152,439	Auckland International Airport Limited	235,760
48,400	Bangkok Expressway PCL†	29,620
22,450	BBA Aviation plc	66,418
6,400	Bintulu Port Holdings Berhad†	13,214
12,968	Brisa-Auto Estradas de Portugal SA	83,139
137,685	China Merchants Holdings International Company Limited	543,463
19,155	Cia de Concessoes Rodoviarias	522,277
333,697	ConnectEast Group	142,333
252,518	Cosco Pacific Limited	399,991
155	Flughafen Wien AG	9,509
200	Flughafen Zuerich AG†	72,436
2,361	Forth Ports plc	48,109
1,636	Fraport AG	96,083
10,922	Gemina SpA†	7,110
25,322	Groupe Eurotunnel SA	216,740
1,110	Hamburger Hafen Und Logistik AG	44,543
10,000	Hong Kong Aircraft Engineering Company Limited	159,946
67,500	Hopewell Highway Infrastructure Limited	51,374
134,600	International Container Term Services Incorporated	126,159
7,800	Japan Airport Terminal Company Limited	114,917
36,000	Kamigumi Company Limited	277,453
3,272	Koninklijke Vopak NV	150,415
149,578	Macquarie Airports Group	435,846
27,037	Macquarie Atlas Roads Limited†	39,650
50,200	Malaysia Airports Holdings BHD	97,785
21,000	Mitsubishi Logistics Corporation	266,233
9,000	Mitsui-Soko Company Limited	34,090
49,540	Mundra Port & Special Economic Zone Limited	164,540
4,000	Nissin Corporation	9,846
136,500	Plus Expressways BHD†	188,751
2,269	Port of Tauranga Limited	12,485
16,000	SIA Engineering Company	50,774
53,666	Singapore Airport Terminal Services Limited	116,652
1,409	Societa Iniziative Autostradali e Servizi SpA	12,400
299	Societe Des Autoroutes Paris-Rhin-Rhone†	20,687
17,000	Sumitomo Warehouse Company Limited	87,346
40,981	TAV Havalimanlari Holding AS†	196,744
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Transportation Infrastructure (continued)
117,623	Transurban Group	$586,256

		6,696,154

Information Technology: 14.63%

Communications Equipment: 1.59%
60,000	AAC Acoustic Technologies Holdings Incorporated	165,355
150,000	ADC Telecommunications Incorporated†«	1,908,000
800	Aiphone Company Limited	12,140
125,318	Alcatel SA	340,304
204,700	Arris Group Incorporated†«	2,049,047
27,962	Black Box Corporation	1,001,878
243,736	Brocade Communications Systems Incorporated†	1,213,805
64,000	BYD Electronic International Company Limited	31,567
296,000	China Wireless Tech Limited	190,215
133,080	Ciena Corporation†«	2,016,162
861,349	Cisco Systems Incorporated†	16,503,447
62,920	Comba Telecom Systems Holdings Limited	70,090
40,025	Compal Communications Incorporated†	27,902
42,210	Comtech Telecommunications Corporation«	1,251,949
73,749	D-Link Corporation	75,606
2,000	Denki Kogyo Company Limited	8,364
5,800	Echostar Corporation†	116,986
128,794	Emulex Corporation†	1,457,948
552	EVS Broadcast Equipment SA	32,423
43,610	F5 Networks Incorporated†	5,751,287
180,194	Harmonic Incorporated†«	1,218,111
100,944	High Tech Computer Corporation	2,798,251
5,000	Hitachi Kokusai Electric Incorporated	45,764
600	Icom Incorporated	14,955
63,440	Interdigital Incorporated†«	2,097,961
4,000	Japan Radio Company Limited«	12,379
356,459	JDS Uniphase Corporation†	4,231,168
82,384	Juniper Networks Incorporated†	2,802,704
249,500	Motorola Incorporated†	1,911,170
213,713	Nokia Oyj	1,973,774
45,541	Polycom Incorporated†	1,685,245
239,697	Qualcomm Incorporated	11,203,438
27,340	Research in Motion Limited†	1,684,531
204,973	Riverbed Technology Incorporated†«	6,950,634
317,935	Sonus Networks Incorporated†«	852,066
75,318	Spirent plc	169,872
105,420	Tekelec†	1,301,937
3,200	Telefonaktiebolaget LM Ericsson Class A	32,010
171,778	Telefonaktiebolaget LM Ericsson Class B	1,772,040
194,264	Tellabs Incorporated	1,225,806
20,000	VTech Holdings Limited	210,429
23,446	Zinwell Corporation†	39,535

		78,458,255

Computers & Peripherals: 1.79%
345,517	Acer Incorporated	1,020,144
46,092	Advantech Company Limited†	123,386
164,761	Amtran Technology Company Limited†	148,911
135,388	Apple Incorporated†	42,125,976
83,280	Asustek Computer Incorporated	719,898
168,032	BenQ Corporation†	110,799
91,614	Catcher Technology Company Limited†	281,011
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Computers & Peripherals (continued)
57,017	Chicony Electronics Company Limited	$121,207
65,586	Clevo Company†	142,436
511,000	CMC Magnetics Corporation†	126,566
581,754	Compal Electronic Incorporated†	723,316
33,436	Diebold Incorporated	1,050,559
1,900	Eizo Nanao Corporation	38,618
71,978	Electronics For Imaging Incorporated†	942,192
43,672	Elitegroup Computer Systems†	15,473
305,120	EMC Corporation†	6,557,029
136,935	Foxconn Technology Company Limited	449,225
249,000	Fujitsu Limited	1,597,718
3,654	Gemalto NV	142,885
350,215	Hewlett-Packard Company	14,684,515
288,775	Inventec Company Limited†	148,260
35,200	Jess Link Products Company Limited†	82,219
596,000	Lenovo Group Limited	400,654
42,000	Lexmark International Incorporated†«	1,522,080
51,465	Lite-On IT Corporation†	54,871
329,011	Lite-On Technology Corporation†	426,881
8,712	Logitech International SA†	166,662
900	Megachips Corporation	15,851
2,000	Melco Holdings Incorporated	66,460
112,218	Micro-Star International Company Limited†	58,534
90,131	Mitac International Corporation	38,734
330,149	NEC Electronics Corporation	911,273
53,181	NetApp Incorporated†«	2,708,508
224,150	Pegatron Corporation†	307,004
55,800	QLogic Corporation†«	998,262
426,766	Quanta Computer Incorporated	838,622
272,159	Ritek Corporation†	71,784
242,315	Seagate Technology plc†	3,249,444
20,800	Seiko Epson Corporation	341,737
48,254	Synaptics Incorporated†«	1,375,239
497,000	Toshiba Corporation	2,589,222
122,000	TPV Technology Limited	78,400
35	Wacom Company Limited	48,554
1,542	Wincor Nixdorf AG	113,971
275,267	Wistron Corporation	558,074

		88,293,164

Electronic Equipment & Instruments: 1.73%
55,500	Agilent Technologies Incorporated†	1,943,610
20,600	Alps Electric Company Limited†	203,071
95,960	Amphenol Corporation Class A	4,800,879
42,071	Anixter International Incorporated	2,350,507
9,000	Anritsu Corporation«	62,373
3,400	Arisawa Manufacturing Company Limited	17,875
59,454	Arrow Electronics Incorporated†	1,843,669
1,011,319	AU Optronics Corporation	1,011,900
78,923	Avnet Incorporated†	2,418,990
25,028	AVX Corporation	358,151
103,104	Benchmark Electronics Incorporated†	1,656,881
112,344	Brightpoint Incorporated†	921,221
243,600	Calcomp Electronics PCL†	25,142
2,400	Canon Electronics Incorporated	62,230
11,138	Celestica Incorporated†	99,185
70,443	Cheng Uei Precision Industry Company Limited†	147,669
81,370	Chroma Ate Incorporated	207,946
608,075	Chunghwa Picture Tubes Limited†	86,576
51,300	Citizen Holdings Company Limited	312,618
4,800	CMK Corporation	21,508
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Electronic Equipment & Instruments (continued)
59,034	Cognex Corporation	$1,650,591
6,000	Daishinku Corporation	25,523
22,600	Delta Electronics (Thailand) PCL†	24,484
289,531	Delta Electronics Incorporated	1,287,016
88,000	Digital China Holdings Limited	180,418
29,673	Dolby Laboratories Incorporated Class A†«	1,878,004
44,350	Electrocomponents plc	180,739
3,900	Enplas Corporation	54,989
3,600	ESPEC Corporation	26,283
41,210	Everlight Electronics Company Limited	111,939
1,640	Evertz Technologies Limited	28,836
408,300	Flextronics International Limited†	2,960,175
85,584	FLIR Systems Incorporated†«	2,294,079
173,000	Foxconn International Holdings Limited†	122,090
58,100	FUJIFILM Holdings Corporation	1,952,171
4,800	Hakuto Company Limited	41,582
15,620	Halma plc	76,193
10,200	Hamamatsu Photonics	335,044
194,800	Hana Microelectronics PCL	159,809
523,962	Hannstar Display Corporation†	96,430
900	Hioki EE Corporation	17,475
3,800	Hirose Electric Company Limited	375,505
5,900	Hitachi High Technologies Corporation«	124,711
516,000	Hitachi Limited	2,441,582
1,028,535	Hon Hai Precision Industry Company Limited	3,660,987
4,000	Horiba Limited	106,584
6,500	Hosiden Corporation	65,551
52,700	Hoya Corporation	1,243,037
16,200	Ibiden Company Limited	445,214
1,024	Ingenico SA	30,439
79,069	Ingram Micro Incorporated†	1,411,382
919,723	Innolux Display Corporation†	1,261,196
78,860	Insight Enterprises Incorporated†«	994,425
57,591	Itron Incorporated†	3,269,441
110,500	Jabil Circuit Incorporated	1,669,655
2,000	Japan Aviation Electronics Industry Limited	14,482
2,900	Japan Cash Machine Company Limited	20,722
76,000	Ju Teng International Holdings Limited	30,439
3,800	Kaga Electronics Company Limited	42,681
5,000	Keyence Corporation	1,261,800
84,500	Kingboard Chemicals Holdings Limited	438,546
121,000	Kingboard Laminates Holdings Limited†	117,960
3,700	KOA Corporation	36,651
2,324	Kudelski SA	51,868
21,700	Kyocera Corporation	2,214,339
30	Kyocera Corporation ADR	3,049
7,493	Laird Group plc	17,984
20,244	Largan Precision Company Limited†	448,944
2,021	LG Innotek Company Limited	226,609
28,650	LG Phillips LCD Company Limited†	977,322
31,099	Littelfuse Incorporated«	1,438,951
8,700	Mitsumi Electric Company Limited	157,804
31,391	Molex Incorporated«	652,933
113,447	Molex Incorporated Class A	1,976,247
300	Muramoto Electron Thailand PCL†	2,342
25,400	Murata Manufacturing Company Limited	1,550,890
25,434	Nan Ya Printed Circuit Board Corporation†	90,113
85,726	National Instruments Corporation	2,924,971
9,200	Nichicon Corporation	110,919
7,000	Nidec Copal Electronics Corporation	51,440
3,000	Nidec Sankyo Corporation	23,444
3,200	Nihon Dempa Kogyo Company Limited	54,372
17,000	Nippon Chemi-Con Corporation	72,924
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Electronic Equipment & Instruments (continued)
49,000	Nippon Electric Glass Company Limited	$687,956
64,000	Oki Electric Industry Company Limited†	55,060
24,604	Omron Corporation	606,795
2,730	Optex Company Limited	36,698
5,000	Osaki Electric Company Limited	38,236
58,591	Pan-International Industrial†	87,072
57,248	Plexus Corporation†«	1,553,424
18,366	Premier Farnell plc	81,417
4,200	Ryosan Company Limited	101,123
800	Ryoyo Electro Corporation	7,781
379,400	Samart Corporation PCL†	101,659
7,560	Samsung Electro-Mechanics Company Limited†	815,077
4,754	Samsung SDI Company Limited†	678,616
900	Sanshin Electronics Company Limited	7,022
31,000	Shimadzu Corporation	229,657
188,000	Sintek Photronic Corporation†	139,693
11,000	SMK Corporation	51,392
5,597	Spectris plc	99,334
2,000	Star Micronics Company Limited	19,763
186,462	Synnex Technology International Corporation†	466,728
11,000	Taiyo Yuden Company Limited	146,290
16,000	Tamura Corporation	43,016
16,200	TDK Corporation	1,043,350
71,945	Tech Data Corporation†	3,170,616
2,000	Teikoky Tsushin Kogyo Company	4,493
14,000	TOKO Incorporated	21,412
6,200	Topcon Corporation	34,819
3,700	Toyo Corporation	34,971
66,441	Trimble Navigation Limited†	2,474,263
71,407	Tripod Technology Corporation†	311,560
4,000	Truly International	5,295
49,972	Tyco Electronics Limited	1,520,148
208,402	Unimicron Technology Corporation†	380,125
25,000	Venture Corporation Limited†	170,599
284,054	Vishay Intertechnology Incorporated†«	4,050,610
17,769	Vishay Precision Group†	297,631
28,000	Wasion Group Holdings Limited†	18,715
16,000	WBL Corporation Limited	51,865
205,000	Wintek Corporation†	365,849
171,768	WPG Holdings Company Limited†	319,503
232,000	Yageo Corporation†	100,845
7,900	Yamatake Corporation	180,296
33,000	Yaskawa Electric Corporation	285,876
23,500	Yokogawa Electric Corporation	162,021
3,200	Yokowo Company Limited	18,506
12,451	Young Fast Optoelectronics Company Limited	135,202

		85,378,705

Internet Software & Services: 1.30%
32	Access Company Limited«	45,157
100,412	Akamai Technologies Incorporated†	5,240,502
133,266	Alibaba.com Limited†	221,735
58,585	AOL Incorporated†	1,416,585
16,175	Baidu.com Incorporated ADR†	1,701,448
1,227	Daum Communications Corporation†	80,960
55,800	Digital River Incorporated†«	2,054,556
120	eAccess Limited	68,825
172,293	Earthlink Incorporated	1,544,607
167,508	eBay Incorporated†	4,879,508
25,027	Equinix Incorporated†«	1,942,095
1,353,000	G Resources Group Limited†	88,863
36,444	Google Incorporated Class A†	20,252,295
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Internet Software & Services (continued)
18	Gourmet Navigator Incorporated«	$25,724
10,500	Gree Incorporated	127,972
43,440	IAC InterActiveCorp†	1,223,270
6	Internet Initiative Japan Incorporated	13,822
16	Kakaku.com Incorporated	78,193
4	Mixi Incorporated†	20,289
5,475	NHN Corporation†	925,565
2,700	Open Text Corporation†	114,412
149,204	Rackspace Hosting Incorporated†«	4,352,281
4	So-Net Entertainment Corporation	11,160
21,802	Telecity Group plc†	158,843
89,000	Tencent Holdings Limited	1,979,408
588	Tiscali SpA†	59
13,768	United Internet AG	194,711
131,105	United Online Incorporated	834,483
129,690	ValueClick Incorporated†«	2,015,383
96,600	VeriSign Incorporated†	3,314,346
57,520	VistaPrint NV†	2,319,206
69,066	WebMD Health Corporation†«	3,545,848
192,550	Yahoo! Incorporated†	3,036,514
1,580	Yahoo! Japan Corporation	566,376

		64,395,001

IT Services: 1.88%
92,980	Accenture Limited Class A	4,027,894
131,619	Acxiom Corporation†	2,238,839
28,285	Alliance Data Systems Corporation†«	1,784,218
7,850	Amadeus IT Holding SA†	150,808
2,486	Atos Origin SA	101,488
60,513	Broadridge Financial Solutions Incorporated	1,245,963
43,192	CACI International Incorporated Class A†	2,173,853
8,248	Cap Gemini SA	347,848
13,600	CGI Group Incorporated†	213,297
118,475	Cielo SA	1,029,556
46,355	Cognizant Technology Solutions Corporation Class A†	3,012,148
78,900	Computer Sciences Corporation	3,521,307
53,681	Computershare Limited	507,843
176,577	Convergys Corporation†	2,276,078
57,456	Corelogic Incorporated	1,046,274
58,912	CSG Systems International Incorporated†	1,108,724
14,500	CSK Holdings Corporation	59,428
28,100	Fidelity National Information Services Incorporated	755,890
83,014	Fiserv Incorporated†	4,590,674
41,364	Gartner Incorporated†	1,330,680
43,212	Global Payments Incorporated	1,795,891
26,435	HCL Technologies Limited	232,606
309,000	Hi Sun Technology China Limited†	116,197
6,012	Indra Sistemas SA	96,222
2,500	Ines Corporation	15,265
54,969	Infosys Technologies Limited†	3,655,016
17,827	Infosys Technologies Limited ADR«	1,179,256
188,346	International Business Machines Corporation«	26,643,425
10,643	Iress Market Technology Limited	87,935
8,106	IT Holdings Corporation	95,598
3,000	Itochu Techno-Science Corporation	108,077
72,745	Logica plc	132,274
33,296	ManTech International Corporation Class A†	1,329,176
15,321	MasterCard Incorporated Class A	3,631,537
9,756	Mphasis Limited†	129,878
800	NEC Fielding Limited	9,148
60	Net One Systems Company Limited	78,576
37,505	NeuStar Incorporated Class A†	969,129
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

IT Services (continued)
9,400	Nihon Unisys Limited	$62,225
17,300	Nomura Research Institute Limited	348,935
600	NS Solutions Corporation	11,700
148	NTT Data Corporation	479,775
720	OBIC Company Limited	130,080
2,000	Otsuka Corporation	129,765
8,475	Patni Computer Systems Limited†	85,960
50,976	Redecard SA	664,478
195,155	SAIC Incorporated†	2,989,775
135,961	Satyam Computer Services Limited†	184,748
16,451	Satyam Computer Services Limited ADR†«	47,872
2,368	SK C&C Company Limited	182,594
7,620	SMS Management & Technology Limited	49,666
57,236	Tata Consultancy Services Limited†	1,342,180
3,875	Tech Mahindra Limited†	53,989
92,180	Teradata Corporation†	3,787,676
2,740	TietoEnator Oyj	49,615
2,200	TKC AS	41,823
107,550	Total System Services Incorporated«	1,622,930
1,300	Transcosmos Incorporated	11,200
74,517	Visa Incorporated«	5,503,080
20,880	Wipro Limited	190,939
28,596	Wipro Limited ADR«	391,479
3,790	Wirecard AG	50,008
55,150	Wright Express Corporation†«	2,375,311

		92,615,819

Office Electronics: 0.24%
40,000	Ability Enterprise Company Limited	65,611
35,400	Brother Industries Limited	502,512
133,100	Canon Incorporated	6,274,101
7	Canon Incorporated ADR	329
58,500	Konica Minolta Holdings Incorporated	602,545
1,475	Neopost SA	130,080
3,572	OCE NV	36,201
79,565	Ricoh Company Limited	1,122,790
3,700	Riso Kagaku Corporation	58,756
19,000	Toshiba TEC Corporation	79,914
163,439	Xerox Corporation	1,873,011
33,993	Zebra Technologies Corporation†«	1,238,705

		11,984,555

Semiconductors & Semiconductor Equipment: 2.84%
293,400	Advanced Micro Devices Incorporated†«	2,138,886
677,999	Advanced Semiconductor Engineering Incorporated†	700,630
18,500	Advantest Corporation	380,655
4,393	Aixtron AG	133,862
61,000	Ali Corporation†	89,752
170,216	Altera Corporation«	5,972,879
159,661	Amkor Technology Incorporated†«	1,111,241
155,800	Applied Materials Incorporated	1,936,594
105,658	Applied Micro Circuits Corporation†«	980,506
88,071	ARM Holdings plc	542,206
1,848	ASM International NV	45,697
17,500	ASM Pacific Technology	165,870
25,119	ASML Holding NV	812,535
100,690	Atheros Communications Incorporated†«	3,278,466
749,957	Atmel Corporation†	7,792,053
50,900	ATMI Incorporated†	913,655
1,400	Axell Corporation	32,654
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Semiconductors & Semiconductor Equipment (continued)
68,700	Broadcom Corporation Class A	$3,056,463
35,117	Cabot Microelectronics Corporation†	1,386,068
54,123	CREE Incorporated†«	3,527,737
9,097	CSR plc†	44,388
40,555	Cymer Incorporated†«	1,543,929
23,000	Dainippon Screen Manufacturing Company Limited	150,054
3,000	Disco Corporation	174,752
44,000	Elan Microelectronics Corporation†	64,306
19,200	Elpida Memory Incorporated†«	228,730
114,210	Epistar Corporation	387,788
202,882	Fairchild Semiconductor International Incorporated†	2,850,492
22,410	Faraday Technology Corporation†	43,302
8,600	First Solar Incorporated†«	1,056,510
12,600	Formosa Sumco Technology Corporation	24,098
62,865	Gintech Energy Corporation	172,617
4,386	Global Unichip Corporation†	19,568
58,066	Greatek Electronic Incorporated†	55,909
79,807	Hynix Semiconductor Incorporated†	1,617,616
62,449	Infineon Technologies AG	554,950
214,888	Inotera Memories Incorporated†	94,112
262,682	Integrated Device Technology Incorporated†	1,689,045
646,034	Intel Corporation	13,644,238
115,000	International Rectifier Corporation†	3,261,400
63,779	Intersil Corporation Class A«	813,182
144,063	King Yuan Electronics Company Limited†	69,001
27,582	Kinsus Interconnect Technology Corporation†	83,246
3,147	Kontron AG	27,353
323,893	LSI Logic Corporation†«	1,859,146
509,192	Macronix International	305,691
80,424	Marvell Technology Group Limited†	1,551,379
153,700	Maxim Integrated Products Incorporated«	3,573,525
141,367	Mediatek Incorporated†	1,811,000
129,514	MEMC Electronic Materials Incorporated†«	1,498,477
96,800	Microchip Technology Incorporated«	3,253,448
519,800	Micron Technology Incorporated†«	3,773,748
600	Micronics Japan Company Limited	6,546
134,100	Microsemi Corporation†	2,968,974
600	Mimasu Semiconductor Industry Company Limited	5,879
6,300	Mitsui High-Tec Incorporated	33,875
379,367	Nanya Technology Corporation†	196,637
123,500	National Semiconductor Corporation	1,648,725
6,100	NEC Electronics Corporation†	59,331
82,136	NetLogic Microsystems Incorporated†«	2,562,643
83,790	Novatek Microelectronics Corporation Limited†	266,633
86,822	Omnivision Technologies Incorporated†«	2,456,194
363,333	PMC-Sierra Incorporated†	2,634,164
96,286	Powertech Technology Incorporated†	304,817
8,268	PV Crystalox Solar plc	6,655
3,594	Q-Cells AG†	9,265
159,576	Rambus Incorporated†	3,193,116
49,983	Realtek Semiconductor Corporation†	116,913
22,630	Renewable Energy Corporation AS†	56,208
443,323	RF Micro Devices Incorporated†«	3,107,694
15,166	Richtek Technology Corporation†	135,329
13,100	Rohm Company Limited	790,477
13,640	Samsung Electronics Company Limited	9,717,647
7,000	Sanken Electric Company Limited	29,693
3,332,000	Semiconductor Manufacturing International Corporation†	244,587
99,800	Semtech Corporation†«	2,334,322
4,653	Seoul Semiconductor Company Limited	155,715
9,000	Shindengen Electric Manufacturing Company Limited	40,327
2,200	Shinkawa Limited	22,949
6,300	Shinko Electric Industries	70,159
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Semiconductors & Semiconductor Equipment (continued)
14,168	Silex Systems Limited†	$82,023
65,193	Silicon Laboratories Incorporated†«	2,769,399
483,471	Siliconware Precision Industries Company†	503,574
2,700,000	Sino Tech International Hold†	106,051
3,034	Soitec SA†	30,482
3,922	Solarworld AG	35,657
39,442	STMicroelectronics NV	353,008
14,300	Sumco Corporation	226,572
2,827,298	Taiwan Semiconductor Manufacturing Company Limited	5,880,446
298,708	Teradyne Incorporated†«	3,542,677
20,600	Tokyo Electron Limited	1,292,269
4,100	Tokyo Seimitsu Company Limited	59,474
36,130	Transcend Information Incorporated†	84,154
250,600	Triquint Semiconductor Incorporated†«	2,984,646
9,400	ULVAC Incorporated	221,943
1,710,301	United Microelectronics Corporation	847,225
107,065	Varian Semiconductor Equipment Associates Incorporated†«	3,375,759
58,259	Veeco Instruments Incorporated†«	2,562,231
44,971	VIA Technologies Incorporated†	37,399
630,000	Windbond Electronics Corporation†	162,241
76,988	Zoran Corporation†«	529,677

		140,157,790

Software: 3.26%
81,444	Adobe Systems Incorporated†	2,258,442
23,390	Advent Software Incorporated†«	1,206,456
49,954	Ansys Incorporated†	2,422,769
7,139	Asseco Poland SA	113,351
126,764	Autodesk Incorporated†	4,473,502
13,333	Autonomy Corporation plc†	276,448
3,449	Aveva Group plc	80,471
49,259	Blackboard Incorporated†«	2,046,711
99,600	BMC Software Incorporated†	4,422,240
442,000	Cadence Design Systems Incorporated†	3,474,120
5,100	Capcom Company Limited	77,819
86,275	Check Point Software Technologies†«	3,698,609
102,700	Citrix Systems Incorporated†	6,821,334
65,051	Concur Technologies Incorporated†«	3,331,262
4,240	Dassault Systemes SA	290,102
800	DTS Corporation	8,986
180,632	Electronic Arts Incorporated†	2,693,223
23,606	Factset Research Systems Incorporated«	2,093,144
65,902	Fair Isaac Corporation«	1,538,812
3,146	Financial Technologies (India) Limited	57,096
2,600	Fuji Soft Incorporated	38,150
120,660	Henry Jack & Associates Incorporated	3,298,844
3,445	Hong Kong Energy Holdings Limited†	311
2,030	I-Flex Solutions Limited†	92,198
132,238	Informatica Corporation†«	5,458,785
43,442	Intuit Incorporated†	1,950,111
340,000	Kingdee International Software	187,403
9,500	Konami Corporation	177,423
1,752	MacDonald Dettwiler & Associates Limited†	83,747
83,343	McAfee Incorporated†	3,904,620
168,786	Mentor Graphics Corporation†«	1,897,999
20,166	Micro Focus International plc	103,951
114,729	Micros Systems Incorporated†	5,015,952
1,149,371	Microsoft Corporation	28,975,643
26,285	Misys plc	119,466
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Software (continued)
1,699	NCsoft Corporation	$363,422
3,490	Neowiz Games Corporation†	145,241
4,405	Nice Systems Limited†	133,126
13,200	Nintendo Company Limited	3,585,088
4,000	Nippon System Development Company Limited	41,295
572,819	Novell Incorporated†	3,414,001
133,535	Nuance Communications Incorporated†«	2,360,231
300	Obic Business Consultants Limited	14,070
571,415	Oracle Corporation	15,451,062
3,300	Oracle Corporation (Japan)	145,698
189,692	Parametric Technology Corporation†	4,063,203
62,500	Progress Software Corporation†«	2,410,625
103,952	Red Hat Incorporated†	4,521,912
55,835	Rovi Corporation†	3,080,417
914	Royalblue Group plc	20,031
73,020	Sage Group plc	292,239
17,367	Salesforce.com Incorporated†	2,417,834
53,836	SAP AG	2,511,554
940	Shanda Interactive Entertainment Limited†	37,362
959	Software AG	117,711
99,725	Solera Holdings Incorporated	4,786,800
7,200	Square Enix Company Limited	137,737
900	Sumisho Computer Systems	13,120
134,840	Take-Two Interactive Software Incorporated†«	1,492,005
8,000	Tecmo Koei Holdings Company Limited	50,950
5,073	Temenos Group AG†	169,075
272,414	Tibco Software Incorporated†	5,350,211
180,867	Tivo Incorporated†«	1,486,727
12,000	Trend Micro Incorporated	370,654
3,327	Ubisoft Entertainment†	31,828
123,044	Verifone Holdings Incorporated†«	4,275,779
42,371	VMware Incorporated†«	3,454,084
58,408	Websense Incorporated†	1,210,798
13	Works Applications Company Limited	6,213

		160,651,603

Materials: 7.16%
Chemicals: 2.64%
54,294	A Schulman Incorporated	1,099,454
8,000	Achilles Corporation	10,897
9,800	Adeka Corporation	98,246
9,200	Agrium Incorporated	737,129
16,217	Air Liquide SA	1,898,754
25,000	Air Water Incorporated	296,033
40,205	Airgas Incorporated	2,456,526
13,492	Akzo Nobel NV	725,576
1,424	Alexandria Mineral Oils Company†	11,508
3,160	Arkema	188,274
166,000	Asahi Kasei Corporation	987,788
3,000	Asahi Organic Chemicals Industry Company Limited	7,169
35,774	Ashland Incorporated	1,820,181
9,321	Asian Paints Limited†	538,093
53,532	BASF SE NPV	3,995,517
20,600	Batu Kawan BHD	102,106
1,464	Brenntag AG†	129,034
300	C Uyemura & Company Limited	11,238
13,536	Castrol India Limited†	128,619
39,286	CF Industries Holdings Incorporated	4,744,570
6,226	Cheil Industries Incorporated†	571,907
189,100	China Petrochemical Development Corporation†	188,588
9,000	China Steel Chemical Corporation†	33,511
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Chemicals (continued)
5,000	Chugoku Marine Paints Limited	$37,041
645	Ciech SA†	4,326
17,409	Clariant AG	314,304
12,987	Coromandel International Limited†	152,414
6,649	Croda International	150,375
69,803	Cytec Industries Incorporated	3,338,677
44,000	Daicel Chemical Industries Limited	299,677
4,000	Dainichiseika Color & Chemicals Manufacturing Company Limited	17,541
139,000	Dainippon Ink & Chemicals Incorporated	275,708
4,000	Daiso Company Limited	11,041
2,251	DC Chemical Company Limited†	589,252
66,000	Denki Kagaku Kogyo Kabushiki Kaisha	293,368
133,944	Dow Chemical Company	4,176,374
38,228	Duluxgroup Limited	97,466
1,200	Earth Chemical Company Limited	40,005
35,667	Eastman Chemical Company	2,775,249
34,938	Ecolab Incorporated	1,670,386
104,691	EI du Pont de Nemours & Company	4,919,430
477	EMS-Chemie Holdings AG	73,666
89,112	Eternal Chemical Company Limited	98,226
4,197	Filtrona plc	14,995
40,183	FMC Corporation	3,127,041
572,170	Formosa Chemicals & Fibre Corporation†	1,694,971
677,298	Formosa Plastics Corporation†	2,015,285
1,818	Frutarom Industries Limited	17,372
66,000	Fufeng Group Limited	65,617
1,000	Fujimi Incorporated	14,876
483	Givaudan SA	484,131
6,865	Grasim Industries Limited†	340,422
2,371	Grasim Industries Limited GDR(a)	117,573
10,113	Hanwha Chemical Corporation†	276,943
82,928	HB Fuller Company	1,739,000
13,500	Hitachi Chemical Company Limited	250,191
1,667	Honam Petrochemical Corporation	350,107
123,000	Huabao International Holdings Limited	194,833
96,993	Huntsman Corporation	1,500,482
2,543	Hyosung Corporation	233,595
187,819	Incitec Pivot Limited	673,292
39,615	International Flavors & Fragrances Incorporated	2,080,580
10,000	Ishihara Sangyo Kaisha Limited†	8,006
27,021	Israel Chemicals Limited	389,214
13,446	Johnson Matthey plc	373,116
23,700	JSR Corporation	402,410
7,703	K&S AG	514,043
43,000	Kaneka Corporation	256,387
35,000	Kansai Paint Company Limited	319,931
6,000	Kanto Denka Kogyo Company Limited	43,589
5,300	Kemira Oyj	72,993
9,813	Koninklijke DSM NV	479,259
2,618	Korea Kumho Petrochemical Company†	178,613
39,500	Kuraray Company Limited	545,137
14,000	Kureha Corporation	78,958
4,643	LANXESS AG	327,077
57,100	Lee Chang Yung Chemical Industry Corporation†	126,067
5,160	LG Chem Limited	1,726,824
9,796	Linde AG	1,368,210
6,500	Lintec Corporation	151,840
37,745	Lubrizol Corporation	3,946,617
17,856	Makhteshim-Agan Industries Limited†	73,571
4,300	Methanex Corporation	125,999
26,987	Minerals Technologies Incorporated	1,641,889
157,400	Mitsubishi Chemical Holdings Corporation	904,641
67,000	Mitsubishi Gas Chemical Company Incorporated	410,694
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Chemicals (continued)
143,000	Mitsui Chemicals Incorporated	$437,424
79,608	Monsanto Company	4,770,111
73,461	Nalco Holding Company«	2,161,223
911,570	Nan Ya Plastics Corporation	2,030,529
14,451	NewMarket Corporation	1,817,936
2,000	Nihon Nohyaku Company Limited	9,583
6,000	Nihon Parkerizing Company Limited	78,719
4,000	Nippon Chemical Industrial Company Limited	8,890
18,000	Nippon Kayaku Company Limited	170,773
43,000	Nippon Paint Company Limited	320,098
20,000	Nippon Shokubai Company Limited	188,553
15,000	Nippon Soda Company Limited	59,864
7,000	Nippon Synthetic Chemical Industry Company Limited	40,650
4,000	Nippon Valqua Industries Limited	11,471
22,000	Nissan Chemical Industries Limited	263,926
19,200	Nitto Denko Corporation	797,228
17,000	NOF Corporation	73,940
2,850	Novozymes A/S Class B	371,999
10,286	Nufarm Limited	44,859
14,307	Nuplex Industries Limited†	35,318
4,000	Okamoto Industries Incorporated	16,728
44,698	OM Group Incorporated†	1,680,645
44,355	Orica Limited	1,062,006
72,660	Oriental Union Chemical Corporation†	80,568
51,350	Petkim Petrokimya Holding SA†	79,557
17,000	Potash Corporation of Saskatchewan	2,446,125
20,128	PPG Industries Incorporated«	1,569,179
45,302	Praxair Incorporated	4,170,049
67,700	PTT Chemical PCL ADR	343,763
4,871	Rhodia SA	128,574
210,518	RPM International Incorporated«	4,311,409
33,000	Sakai Chemical Industry Company Limited	137,221
2,398	Samsung Fine Chemicals Company†	175,393
8,000	Sanyo Chemical Industries Limited	57,355
64,707	Scotts Miracle-Gro Company	3,232,762
82,299	Sensient Technologies Corporation	2,795,697
51,100	Sherwin-Williams Company	3,790,087
4,000	Shikoku Chemicals Corporation	21,556
47,700	Shin-Etsu Chemical Company Limited	2,331,139
3,100	Shin-Etsu Polymer Company Limited	16,891
179,000	Showa Denko KK	365,743
9,866	Sidi Kerir Petrochemcials Company	24,435
57,844	Sigma-Aldrich Corporation«	3,656,898
120	Sika AG	239,127
280,000	Sino Union Energy Investment†	23,799
212,000	Sinochem Hong Kong Holding Limited	118,216
1,933	SK Chemicals Company Limited†	92,365
11,379	Sociedad Quimica y Minera de Chile SA Class B	576,832
3,563	Solvay SA	344,328
700	ST Corporation	7,737
600	Stella Chemifa Corporation	24,017
3,100	Sumida Electric	89,826
17,000	Sumitomo Bakelite Company Limited	88,159
191,000	Sumitomo Chemical Company Limited	819,321
5,273	Symrise AG	132,888
5,707	Syngenta AG	1,580,776
113,000	Taiwan Fertilizer Company Limited	407,775
48,000	Taiyo Nippon Sanso Corporation	376,819
13,000	Takasago International Corporation	75,027
33,523	Tata Chemicals Limited†	259,249
105,000	Teijin Limited	424,065
1,000	Tenma Corporation	10,384
906	Tessenderlo Chemie NV†	28,716
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Chemicals (continued)
200	The Israel Corporation Limited†	$211,985
23,480	The Mosaic Company	1,587,952
1,325	Tikkurila OY	26,143
72,700	Titan Chemicals Corporation†	53,478
25,000	Toagosei Company Limited	107,838
21,000	Tokai Carbon Company Limited	116,179
47,000	Tokuyama Corporation	232,501
4,200	Tokyo Ohka Kokyo	77,687
182,000	Toray Industries Incorporated	1,015,581
60,000	Tosoh Corporation	168,479
22,000	Toyo Ink Manufacturing Company Limited	98,578
63,000	TSRC Corporation†	119,665
152,000	UBE Industries Limited Japan	386,856
5,961	Umicore SA	282,890
41,622	United Phosphorus Limited†	170,987
3,441	Victrex plc	64,014
925	Wacker Chemie AG	158,492
85,967	WR Grace & Company†	2,877,315
10,800	Yara International ASA	514,070
600	Yushiro Chemical Industry Company Limited	7,628
351	Zaklady Azotowe Pulawy SA	8,262
22,000	Zeon Corporation	177,178

		130,141,693

Construction Materials: 0.28%
79,668	Adelaide Brighton Limited	229,085
93,738	Ambuja Cements Limited†	287,741
112,000	Anhui Conch Cement Company Limited	475,976
315,329	Asia Cement Corporation†	312,407
11,219	Associated Cement Companies Limited†	240,542
183,000	BBMG Corporation†	263,479
77,584	Boral Limited	334,639
6,701	Brickworks Limited	69,367
3,462	Buzzi Unicem SpA	32,311
1,279,343	Cemex SAB de CV†	1,157,962
334,000	China Resources Cement Holdings Limited†	266,250
198,000	China Shanshui Cement Group Limited	161,152
116	Ciments Francais SA	9,861
13,097	Cimpor Cimentos de Portugal SA	73,612
39,562	CRH plc	688,142
64,333	Fletcher Building Limited	380,287
145,223	Goldsun Development & Construction Company Limited†	76,226
8,071	Heidelbergcement AG	438,497
14,343	Holcim Limited	923,903
1,463	Imerys SA	83,777
26,354	India Cements Limited†	61,053
214,500	Indocement Tunggal Prakarsa TBK PT	394,144
3,427	Italcementi SpA	23,821
2,435	Italcementi SpA RSP	9,545
261	Italmobiliare SpA	4,946
50,042	James Hardie Industries NV	259,492
30,270	Lafarge Malayan Cement BHD†	71,864
10,817	Lafarge SA	590,425
25,063	Martin Marietta Materials Incorporated«	2,118,826
7,805	Nuh Cimento†	56,050
76,819	Pretoria Portland Cement Company Limited	352,104
386	RHI AG†	13,112
887	SA Des Ciments Vicat	61,886
360,000	Semen Gresik Persero TBK PT	366,615
2,671	Shree Cement Limited†	119,780
31,300	Siam Cement Pub Company	370,672
10,000	Siam City Cement PCL	75,091
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Construction Materials (continued)
4,510	Suez Cement Company	$32,715
40,000	Sumitomo Osaka Cement Company Limited	88,422
90,000	Taiheiyo Cement Corporation	110,766
461,854	Taiwan Cement Corporation	474,998
39,000	TCC International Holdings Limited	15,218
34,012	Texas Industries Incorporated«	1,281,572
2,650	Titan Cement Company SA	49,190
13,602	Ultra Tech Cement Limited†	337,226
14,000	YTL Cement BHD†	21,215

		13,865,964

Containers & Packaging: 0.54%
139,961	Amcor Limited	865,284
14,000	AMVIG Holdings Limited	11,034
90,550	AptarGroup Incorporated«	4,135,419
58,614	Bemis Company Incorporated	1,841,652
2,512	Cascades Incorporated	14,927
424	CCL Industries Incorporated	11,771
89,472	Crown Holdings Incorporated†	2,776,316
15,849	DS Smith plc	45,903
1,500	FP Corporation	78,414
2,400	Fuji Seal International Incorporated	50,013
35,800	Greif Incorporated Class A	2,092,152
4,400	Huhtamaki Oyj	51,860
48,278	La Seda de Barcelona SA†	3,447
155	Mayr-Melnhof Karton AG†	15,913
9,000	Nihon Yamamura Glass Company Limited	21,938
86,200	Owens-Illinois Incorporated†	2,317,056
56,501	Packaging Corporation of America	1,449,251
29,000	Rengo Company Limited	181,575
60,844	Rexam plc	285,339
55,798	Rock-Tenn Company Class A	3,018,114
79,700	Sealed Air Corporation	1,853,025
6,101	Smurfit Kappa Group plc	53,773
50,144	Sonoco Products Company	1,642,717
175,900	Temple-Inland Incorporated	3,688,623
20,200	Toyo Seikan Kaisha Limited	363,499

		26,869,015

Metals & Mining: 3.37%
3,050	Aber Diamond Corporation†	38,357
4,982	Acerinox SA	71,330
11,252	African Minerals Limited†	69,745
9,417	African Rainbow Minerals Limited†	247,841
9,622	Agnico Eagle Mines Limited	778,721
18,000	Aichi Steel Corporation	109,045
6,612	Alamos Gold Incorporated	127,081
51,400	Allegheny Technologies Incorporated«	2,657,380
317,758	Alumina Limited	606,096
516,000	Aluminum Corporation of China Limited	461,836
46,746	Andean Resources Limited†	285,862
392,674	Aneka Tambang TBK PT	101,059
78,648	Anglo American plc	3,450,402
8,786	Anglo Platinum Limited	819,420
47,455	Anglogold Ashanti Limited	2,197,004
23,413	Antofagasta plc	478,893
38,947	Aquarius Platinum Limited	198,599
53,489	ArcelorMittal	1,686,142
12,900	Assore Limited	305,551
53,035	Atlas Iron Limited†	148,435
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Metals & Mining (continued)
6,389	Aurizon Mines Limited†	$45,184
6,841	Ausdrill Limited	16,721
19,101	Avoca Resources Limited†	58,220
57,100	Barrick Gold Corporation	2,943,024
387,782	BHP Billiton Limited	15,885,987
129,946	BHP Billiton plc	4,618,543
8,325	Bhushan Steel Limited	78,569
207,888	BlueScope Steel Limited	384,573
21,000	Boliden AB	361,006
4,300	Bradespar SA	108,466
13,343	Cap SA†	648,460
66,898	Centamin Egypt Limited†	186,677
13,776	Centerra Gold Incorporated	268,931
28,363	CGA Mining Limited†	82,102
28,200	China Metal Recycling Holdings Limited	31,922
156,000	China Mining Resources Group Limited†	4,038
278,043	China Rare Earth Holdings Limited	121,027
1,319,965	China Steel Corporation	1,357,530
128,000	China Zhongwang Holdings Limited	69,892
2,600	Chubu Steel Plate Company Limited	14,695
106,687	Chung Hung Steel Corporation†	53,199
19,009	Cia de Minas Buenaventura SA†	954,949
65,483	Cia Minera Milpo SA	161,915
103,178	Cia Siderurgica Nacional SA	1,571,199
166,546	Cia Vale do Rio Doce	5,202,498
74,880	Cliffs Natural Resources Incorporated	5,117,299
38,864	Coal of Africa Limited†	45,074
143,994	Coeur D’alene Mines Corporation†«	3,506,254
185,734	Commercial Metals Company«	2,854,732
47,605	Compass Minerals International Incorporated«	3,932,173
8,600	Cons Thompson Iron Mines Limited†	99,944
10,995	Cudeco Limited†	39,204
39,000	Daido Steel Company Limited	209,236
7,000	Delong Holdings Limited†	2,518
4,548	Detour Gold Corporation†	139,601
3,940	Dominion Resources Black Warrior	11,443
3,623	Dongkuk Steel Mill Company Limited†	89,059
29,000	Dowa Mining Company Limited	171,872
32,617	Eastern Platinum Limited†	49,249
164	El Ezz Aldekhela Steel Alexandria†	22,358
15,612	El Ezz Steel Company†	48,858
30,770	Eldorado Gold Corporation	536,838
28,674	Equinox Minerals Limited†	154,466
305	Eramet	94,225
95,296	Eregli Demir Ve Celik Fabrikalari Tas	319,998
13,254	Eurasian Natural Resources Corporation	181,111
6,327	European Goldfields Limited†	86,719
8,718	Exxaro Resources Limited	154,872
61,690	Feng Hsin Iron & Steel Company†	103,213
8,704	First Quantum Minerals Limited	774,442
160,925	Fortescue Metals Group Limited†	974,838
103,500	Fosun International	77,307
6,007	Franco-Nevada Corporation	201,062
70,373	Freeport-McMoRan Copper & Gold Incorporated Class B	7,130,192
9,400	Fresnillo plc	206,305
19,744	Fronteer Gold Incorporated†	193,103
358,000	Fushan International Energy Group Limited†	247,116
32,774	Gabriel Resources Limited†	260,200
6,192	Gammon Lake Resources Incorporated†	40,956
8,909	Gerdau SA	77,368
42,268	Gindalbie Metals Limited†	47,806
7,000	Godo Steel Limited	14,052
88,354	Gold Fields Limited	1,440,770
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Metals & Mining (continued)
41,936	Goldcorp Incorporated	$1,903,267
13,559	Golden Star Resources Limited†	58,645
456,658	Grupo Mexico SAB de CV	1,551,273
47,245	Harmony Gold Mining Company Limited	525,888
402,569	Hecla Mining Company†«	3,860,637
88,000	Hidili Industry International Development Limited	81,596
141,841	Hindalco Industries Limited†	638,493
47,917	Hindalco Industries Limited GDR(a)††	215,698
2,626	Hindustan Zinc Limited†	65,669
16,000	Hitachi Metals Limited	183,726
8,587	Hudbay Minerals Incorporated	143,542
8,120	Hyundai Hysco†	162,134
7,606	Hyundai Steel Company†	721,632
22,249	Iamgold Corporation	364,983
44,558	Iluka Resources Limited†	322,452
77,789	Impala Platinum Holdings Limited	2,220,020
15,939	Independence Group NL	109,387
13,243	Indophil Resources NL†	14,153
10,423	Industrias Penoles SAB de CV	324,349
2,652	Inmet Mining Corporation	159,965
247,428	International Nickel Indonesia TBK	122,564
18,593	Ivanhoe Mines Limited†	448,275
62,700	JFE Holdings Incorporated	1,993,604
198,000	Jiangxi Copper Company Limited	573,721
42,719	Jindal Steel & Power Limited†	592,769
115,718	JSC MMC Norilsk Nickel ADR«	2,310,888
18,584	JSW Steel Limited†	456,814
10,160	Kazakhmys plc	219,035
18,365	KGHM Polska Miedz SA	793,535
9,286	Kingsgate Consolidated Limited	89,273
64,407	Kinross Gold Corporation	1,120,558
383,000	Kobe Steel Limited	869,518
1,674	Korea Zinc Company Limited	402,112
9,411	Kumba Iron Ore Limited	527,157
2,500	Kyoei Steel Limited	34,263
1,778	Labrador Iron Ore Royalty Company Unit NPV	117,968
38,384	Lake Shore Gold Corporation†	149,565
8,473	Lonmin plc	223,126
21,355	Lundin Mining Corporation†	137,506
176,167	Lynas Corporation Limited†	263,415
12,738	MacArthur Coal Limited	145,902
303	Major Drilling Group International	10,062
12,400	Maruichi Steel Tube Limited	237,510
13,856	Medusa Mining Limited	86,326
65,000	Midas Holdings Limited	45,537
62,536	Minara Resources Limited	45,855
16,028	Mincor Resources NL	26,424
4,880	Minefinders Corporation†	47,443
5,125	Mineral Deposit Limited	23,579
17,239	Mirabela Nickel Limited†	27,347
144,000	Mitsubishi Materials Corporation	445,645
10,000	Mitsubishi Steel Manufacturing Company Limited	25,810
57,000	Mitsui Mining & Smelting Company Limited	172,996
5,500	Mitsui Mining Company Limited	9,529
21,413	Mittal Steel South Africa Limited	226,576
106,035	Mount Gibson Iron Limited†	197,171
36,942	Murchison Metals Limited†	43,730
1,152	Mytilineos Holdings SA†	5,981
14,000	Nakayama Steel Works Limited	17,565
5,418,300	Nakornthai Strip Mill PCL†	43,017
9,139	National Aluminium Company Limited†	70,248
900	Neturen Company Limited	6,700
19,186	New Gold Incorporated†	180,356
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Metals & Mining (continued)
88,800	Newcrest Mining Limited	$3,374,801
76,186	Newmont Mining Corporation	4,481,734
10,000	Nippon Denko Company Limited	73,844
79,000	Nippon Light Metal Company Limited	141,594
19,000	Nippon Metal Industry Company Limited	24,292
744,000	Nippon Steel Corporation	2,462,516
12,500	Nippon Yakin Kogyo Company Limited	34,950
75,000	Nisshin Steel Company Limited	137,113
3,000	Nittetsu Mining Company Limited	11,041
49,440	Nmdc Limited	262,850
1,317	Norddeutsche Affinerie AG	63,731
56,832	Norsk Hydro ASA	334,096
27,423	Northam Platinum Limited	172,052
2,200	Northern Dynasty Minerals†	19,759
15,900	Northgate Minerals Corporation†	47,551
6,820	NovaGold Resources Incorporated†	98,193
44,300	Nucor Corporation«	1,671,882
4,393	Nyrstar	57,366
28,126	Om Holdings Limited	38,012
154,736	OneSteel Limited	370,786
24,959	Osisko Mining Corporation†	383,910
5,218	Outokumpu Oyj	85,614
406,042	OZ Minerals Limited	595,463
14,000	Pacific Metals Company Limited	106,058
5,599	Pan American Silver Corporation	209,059
387,208	Pan Australian Resources Limited†	267,220
78,037	Perseus Mining Limited†	235,615
8,612	Petropavlovsk plc	142,662
8,684	POSCO†	3,404,242
9,673	Quadra Fnx Mining Limited†	130,789
5,192	Randgold Resources Limited	484,150
4,052	Rautaruukki Oyj	73,531
41,000	Real Gold Mining Limited	74,977
50,271	Rio Tinto Limited	3,961,268
81,556	Rio Tinto plc	5,175,100
29,185	Royal Gold Incorporated«	1,503,611
42,253	RTI International Metals Incorporated†«	1,198,718
21,272	Sally Malay Mining Limited	45,468
2,771	Salzgitter AG	178,280
9,000	Sanyo Special Steel Company Limited	46,457
34,009	Schnitzer Steel Industry«	1,941,574
2,100	Seabridge Gold Incorporated†	61,350
15,505	Semafo Incorporated†	187,289
55,179	Sesa Goa Limited†	370,025
13,540	Sherritt International Corporation	103,804
3,781	Shree Precoated Steels Limited†	688
3,223	Silver Standard Resources Incorporated†	83,703
19,941	Silver Wheaton Corporation†	736,217
8,391	Silvercorp Metals Incorporated	102,747
15,321	Sims Group Limited	261,543
3,244	Sociedad Minera Cerro Verde SA	133,004
3,920	Sociedad Minera El Brocal SA	72,003
9,251	SSAB Svenskt Stal AB Class A	124,831
4,150	SSAB Svenskt Stal AB Class B†	48,594
20,892	St. Barbara Limited	51,064
76,756	Steel Authority of India Limited†	295,498
179,540	Sterlite Industries India Limited	630,943
76,749	Straits Resources Limited	162,576
128,000	Sumitomo Light Metal Industries Limited	139,180
466,000	Sumitomo Metal Industries Limited	1,130,338
68,000	Sumitomo Metal Mining Company Limited	1,057,092
2,700	Sumitomo Titanium Corporation	124,047
558,512	Sundance Resources Limited Australia†	192,720
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Metals & Mining (continued)
6,222	Sylvania Resources Limited†	$4,234
21,825	Talvivaara Mining Company plc	168,280
8,732	Taseko Mines Limited†	38,703
85,152	Tata Steel Limited†	1,085,254
27,808	Teck Cominco Incorporated Limited	1,381,799
13,496	Teranga Gold Corporation(a)	36,350
6,878	Thompson Creek Metals Company Incorporated†	83,751
21,395	Thyssenkrupp AG	817,046
48,704	Titanium Metals Corporation†	841,118
3,000	Toho Titanium Company Limited	76,532
18,000	Toho Zinc Company Limited	81,945
29,000	Tokyo Rope Manufacturing	85,936
11,200	Tokyo Steel Manufacturing Company Limited	113,352
47,000	Ton Yi Industrial Corporation†	24,053
18,000	Topy Industries Limited	41,295
3,465	Trans Hex Group Limited†	1,133
87,962	Tung Ho Steel Enterprise Corporation†	81,808
54,500	Tycoons Worldwide Groups Thailand PCL†	12,079
318,000	United Company Rusal plc	402,972
79,247	United States Steel Corporation«	3,852,197
35,988	Usinas Siderurgicas de Minas Gerais SA†	456,304
6,812	Vedanta Resources plc	210,431
1,430	Viohalco SA	6,255
6,845	Voestalpine AG	277,794
110,396	Volcan Cia Minera Saa	138,434
29,260	Walter Industries Incorporated	3,003,246
13,015	Western Areas NL	72,729
29,003	Western Coal Corporation†	292,982
102,719	Worthington Industries«	1,645,558
186,000	Xingda Int L Holdings	183,962
111,508	Xstrata plc	2,240,910
40,068	Yamana Gold Incorporated	467,600
6,500	Yamato Kogyo Company Limited	186,791
120,587	Yieh Phui Enterprise†	41,735
16,000	Yodogawa Steel Works Limited	61,752
476,000	Zijin Mining Group Company Limited Class H	446,876
474	ZPH Stalprodukt SA	47,229

		166,140,053

Paper & Forest Products: 0.33%
1,791	Ahlstrom Oyj	33,477
5,308	Canfor Corporation†	51,138
3,638,000	China Grand Forestry Resources Group Limited†	126,497
4,000	Chuetsu Pulp & Paper Company Limited	6,596
15,684	Compania Manufacturera De Papeles y Cartones SA†	836,909
5,000	Daiken Corporation	12,248
10,000	Daio Paper Corporation	62,373
18,315	Fibria Celulose SA†	284,029
59,667	Gunns Limited	38,032
16,000	Hokuetsu Paper Mills Limited	84,694
2,500	Holmen AB Class B	74,294
210,800	International Paper Company	5,263,676
168,000	Lee & Man Paper Manufacturing Limited	132,841
207,395	Louisiana-Pacific Corporation†«	1,700,639
89,100	MeadWestvaco Corporation	2,213,244
15,000	Mitsubishi Paper Mills Limited	16,489
17,129	Mondi plc	124,904
1,542	Mondi Swiecie SA†	39,007
149,000	Nine Dragons Paper Holdings Limited	225,656
13,400	Nippon Paper Group Incorporated	318,308
113,000	OJI Paper Company Limited	515,784
60,182	Paperlinx Limited	24,227
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Paper & Forest Products (continued)
41,300	Rayonier Incorporated	$2,104,648
61,001	Sappi Limited	297,232
26,000	Shihlin Paper Corporation†	63,971
14,102	Sino-Forest Corporation†	305,517
32,900	Stora Enso Oyj	283,140
1,000	Svenska Cellulosa AB Class A†	14,646
32,300	Svenska Cellulosa AB Class B	470,755
7,000	Tokushu Tokai Holdings Company Limited	13,801
29,797	UPM-Kymmene Oyj	442,476
1,275	West Fraser Timber Company Limited	55,518
172,971	Yuen Foong Yu Paper Manufacturing Company Limited†	79,158

		16,315,924

Telecommunication Services: 2.85%
Diversified Telecommunication Services: 1.74%
32,512	AboveNet Incorporated	1,908,454
690,052	AT&T Incorporated	19,176,545
13,400	BCE Incorporated	453,085
8,553	Belgacom SA	289,380
2,969	Bell Aliant Regional Communications Income Fund	77,077
139,782	Bezeq Israeli Telecommunication Corporation Limited	373,056
474,874	BT Group plc	1,255,692
158,839	Cable & Wireless Communication	110,315
158,839	Cable & Wireless Worldwide	152,316
33,771	CenturyTel Incorporated«	1,451,815
1,818,000	China Telecom Corporation Limited	915,427
1,667,688	China Unicom Limited	2,246,464
610,753	Chunghwa Telecom Company Limited	1,482,678
363,158	Cincinnati Bell Incorporated†«	886,106
350	Citic 1616 Holdings Limited	115
4,296	Colt Telecom Group SA†	8,126
170,954	Deutsche Telekom AG	2,189,334
8,050	Elisa Oyj	158,934
325	FastWeb SpA†	7,594
97,564	France Telecom SA	1,975,631
11,264	France Telecom SA ADR«	229,898
520,634	Frontier Communications Corporation«	4,737,769
12,060	Hellenic Telecommunications Organization SA†	109,425
196,000	Hutchison Telecommunications Hong Kong Holdings Limited	59,064
714	ILIAD SA	71,550
28,161	Inmarsat plc	283,844
16,761	KT Corporation†	672,233
835,400	Level 3 Communications Incorporated†«	835,400
31,079	LG Telecom Limited†	190,591
48,339	Magyar Telekom plc	121,686
8,074	Mahanagar Telephone Nigam Limited†	9,282
3,045	Manitoba Telecom Services Incorporated	85,873
38,966	Netia SA†	69,106
51,700	Nippon Telegraph & Telephone Corporation	2,341,295
44,738	Portugal Telecom SGPS SA	568,120
732,500	Qwest Communications International Incorporated«	5,127,500
94,869	Royal KPN NV	1,352,745
188,600	Shin Satellite PCL	36,809
908,100	Singapore Telecommunications Limited	2,130,420
33,822	SK Broadband Company Limited	156,070
1,286	Swisscom AG	524,061
22,153	TalkTalk Telecom Group plc†	52,583
3,567	Tata Communications Limited†	21,160
4,735	TDC AS	42,055
8,554	Tele Norte Leste Participacoes SA	152,860
16,685	Tele2 AB	333,328
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Diversified Telecommunication Services (continued)
2,951	Telecom Argentina SA ADR	$71,532
244,383	Telecom Corporation of New Zealand Limited	392,496
36,313	Telecom Egypt†	108,876
332,171	Telecom Italia RSP	347,527
604,372	Telecom Italia SpA	744,496
158,200	Telecom Malaysia BHD	171,810
3,600	Telecomunicacoes de Sao Paulo SA†	77,455
10,454	Telefonica O2 Czech Republic AS	202,043
226,524	Telefonica SA	4,819,309
643,036	Telefonos de Mexico SA de CV	517,643
18,285	Telekom Austria AG	253,963
85,222	Telekomunikacja Polska SA	444,357
1,289,500	Telekomunikasi Indonesia TBK PT	1,134,771
2,640	Telenet Group Holding NV	95,626
41,800	Telenor ASA	600,863
128,151	Teliasonera AB	987,620
22,371	Telkom South Africa Limited	110,739
417,819	Telstra Corporation Limited	1,125,347
8,300	Telus Corporation (non-voting)	361,253
262,500	True Corporation PCL†	55,140
270,800	TT&T PCL†	4,121
63,713	Turk Telekomunikasyon AS	266,053
220,983	TW Telecom Incorporated†«	3,641,800
328,324	Verizon Communications Incorporated	10,509,651
256,235	Windstream Corporation«	3,341,304

		85,818,666

Wireless Telecommunication Services: 1.11%
202,100	Advanced Info Service PCL THB	628,429
11,397	America Movil SAB de CV Class A	32,043
2,449,406	America Movil SAB de CV Class L	7,127,792
62,107	American Tower Corporation Class A†	3,140,751
159,183	Bharti Airtel Limited†	1,249,423
532,000	China Mobile Limited	5,306,229
35,766	Crown Castle International Corporation†	1,485,720
33,100	Digi.com BHD	255,604
2,934	Egyptian Company For Mobile Services†	85,618
11,355	Empresa Nacional de Telecomunicaciones SA†	191,095
322,722	Far Eastone Telecommunications Company Limited	455,246
3,280	Freenet AG	31,302
4,050	Globe Telecom Incorporated	71,825
220,290	Idea Cellular Limited†	348,306
359	KDDI Corporation	2,052,593
92,382	Leap Wireless International Incorporated†	1,005,578
279,000	Maxis BHD	465,954
132,553	MetroPCS Communications Incorporated†«	1,610,519
94,400	Mobilone Limited	158,007
1,295	Mobistar SA	75,375
139,711	MTN Group Limited	2,385,394
1,638	NTT DoCoMo Incorporated	2,657,909
22,450	NTT DoCoMo Incorporated ADR«	365,037
6	Okinawa Cellular Telephone Company	11,686
313,006	Orascom Telecom Holding SAE†	227,051
5,768	Partner Communications Company Limited†	118,119
8,960	Philippine Long Distance Telephone Company	489,023
138,500	PT Indonesian Satellite Corporation TBK	82,787
99,697	Reliance Communications Limited†	286,370
32,828	Reliance Communications Limited GDR(a)††	94,295
27,400	Rogers Communications Incorporated	968,629
61,813	SBA Communications Corporation†	2,419,979
4,693	SK Telecom Company Limited	692,171
99,100	Softbank Corporation	3,433,983
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Wireless Telecommunication Services (continued)
349,531	Sprint Nextel Corporation†	$1,321,227
55,000	StarHub Limited	109,554
472,447	Taiwan Mobile Company Limited	1,058,579
26,818	Tata Teleservices Maharashtra Limited†	11,397
99,795	Telephone & Data Systems Incorporated	3,213,026
310,850	TM International SDN BHD†	449,469
81,100	Total Access Group Incorporated†	115,359
92,437	Turkcell Iletisim Hizmetleri AS	626,942
7,619	United States Cellular Corporation†«	348,798
2,981,050	Vodafone Group plc	7,453,773
6,360	Vodafone Group plc ADR	159,382

		54,877,348

Utilities: 4.62%
Electric Utilities: 1.95%
1,157	Acciona SA	74,987
89,700	AES Corporation†	969,657
88,700	Allegheny Energy Incorporated	2,024,134
48,032	Allete Incorporated	1,696,971
55,398	American Electric Power Company Incorporated	1,972,169
133	Atel Holding AG	45,718
678	BKW FMB Energie AG	43,741
36,800	Centrais Electricas Brasileiras SA	482,697
11,882	CESC Limited†	93,119
21,596	CEZ AS	843,754
32,000	Cheung Kong Infrastructure Holdings Limited	142,999
85,400	Chubu Electric Power Company Incorporated	2,018,416
5,980	Cia Energetica de Minas Gerais†	75,334
33,397	Cia General de Electricidad SA	217,278
96,326	Cleco Corporation	2,921,568
229,500	CLP Holdings Limited	1,888,585
28,406	Contact Energy Limited†	125,249
8,154	CPFL Energia SA	188,798
60,403	DPL Incorporated	1,530,008
151,531	Duke Energy Corporation	2,659,369
116,543	E.ON AG	3,344,016
34,768	Edison International	1,284,330
16,314	Electricite de France	680,398
6,489	Emera Incorporated	204,364
6,772	Empresa Electrica Pehuenche SA	41,014
3,909	Endesa SA	87,807
23,564	Enea SA	183,804
368,118	Enel SpA	1,729,766
133,061	Energias de Portugal SA	425,582
1,623,229	Enersis SA (Chile)	771,221
21,739	Entergy Corporation	1,548,686
581	EVN AG†	8,217
77,800	Exelon Corporation	3,062,986
35,384	FirstEnergy Corporation«	1,242,332
9,974	Fortis Incorporated/Canada	311,885
25,418	Fortum Oyj	670,765
74,346	Great Plains Energy Incorporated	1,386,553
149,702	Hawaiian Electric Industries Incorporated	3,276,977
26,600	Hokkaido Electric Power Company Incorporated	526,978
23,400	Hokuriku Electric Power Company	565,917
151,105	Hong Kong Electric Holdings Limited	972,002
236,091	Iberdrola SA	1,622,695
78,663	IDACORP Incorporated	2,857,040
43,915	Infratil Limited	61,388
72,201	ITC Holdings Corporation	4,371,771
12	Japan Wind Development Company Limited«	9,836
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Electric Utilities (continued)
97,600	Kansai Electric Power Company Incorporated	$2,347,578
38,644	Korea Electric Power Corporation	923,270
40,370	KSK Energy Ventures Limited†	123,701
54,900	Kyushu Electric Power Company Incorporated	1,217,522
52,410	Manila Electric Company†	212,808
48,011	Nextera Energy Incorporated	2,430,317
91,387	Northeast Utilities	2,842,136
117,868	NV Energy Incorported	1,613,613
112,388	Pepco Holdings Incorporated«	2,062,320
56,454	Pinnacle West Capital Corporation	2,281,871
125,337	PNM Resources Incorporated	1,501,537
31,046	Polska Grupa Energetyczna SA	225,247
124,553	Portland General Electric Company	2,636,787
67,365	Power Grid Corporation of India Limited	139,399
53,566	PPL Corporation	1,361,112
20,314	Prime Infrastructure Group Stapled Units(a)	102,326
33,929	Progress Energy Incorporated	1,482,358
5,300	Public Power Corporation SA	73,612
6,567	Red Electrica de Espana	287,141
17,204	Reliance Energy Limited†	316,503
7	Romande Energie Holding SA†	10,253
55,953	Scottish & Southern Energy plc	974,759
27,700	Shikoku Electric Power Company Incorporated	805,945
95,238	Southern Company	3,592,377
134,095	SP AusNet	115,677
222,795	Spark Infrastructure Group††	238,107
22,659	Tata Power Company Limited†	638,733
123,970	Tauron Polska Energia SA	247,844
226,750	Tenaga Nasional BHD	608,485
78,220	Terna SpA	320,592
34,000	The Chugoku Electric Power Company Incorporated	677,237
1,600	The Okinawa Electric Power Company Incorporated	72,745
58,100	Tohoku Electric Power Company Incorporated	1,264,885
182,700	Tokyo Electric Power Company Incorporated	4,256,960
26,581	Torrent Power Limited	164,810
3,817	Trustpower Limited	20,662
58,909	Unisource Energy Corporation	2,071,830
3,577	Verbund Oesterreichische Elektrizitaetswirtschafts AG	112,549
181,713	Westar Energy Incorporated«	4,526,471

		96,164,960

Gas Utilities: 0.90%
128,169	AGL Resources Incorporated	4,707,647
42,812	APA Group	162,089
148,346	Atmos Energy Corporation	4,460,764
6,312	Aygaz AS†	32,821
462,000	China Gas Holdings Limited	236,203
12,390	Enagas SA	228,939
36,492	Energen Corporation	1,589,956
28,708	Envestra Limited	13,483
70,916	Gail India Limited†	759,621
13,417	Gas Natural SDG SA	181,300
525,406	Hong Kong & China Gas Company Limited	1,282,881
3,903	Korea Gas Corporation†	149,300
33,348	Laclede Group Incorporated	1,178,852
73,453	Nicor Incorporated«	3,176,842
38,389	Northwest Natural Gas Company«	1,874,151
51,379	Oneok Incorporated	2,625,981
257,000	Osaka Gas Company Limited	961,178
1,483,500	Perusahaan Gas Negara PT	706,116
25,900	Petronas Gas BHD	91,090
107,590	Piedmont Natural Gas Company Incorporated«	3,182,512
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Gas Utilities (continued)
93,903	Questar Corporation	$1,559,729
32,000	Saibu Gas Company Limited	78,002
5,500	Shizuoka Gas Company Limited	29,573
86,225	Snam Rete Gas SpA	409,643
42,753	South Jersey Industries Incorporated«	2,188,526
75,707	Southwest Gas Corporation	2,652,016
56,000	Toho Gas Company Limited	264,978
2,000	Tokai Corporation	7,791
291,000	Tokyo Gas Company Limited	1,269,148
178,039	UGI Corporation	5,282,417
80,055	WGL Holdings Incorporated«	2,902,794
94,000	Xinao Gas Holdings Limited	270,557
206,000	Yingde Gases Group Company	179,070

		44,695,970

Independent Power Producers & Energy Traders: 0.30%
223,000	Aboitiz Power Corporation†	166,199
70,726	Adani Power Limited†	209,473
68,278	Babcock & Brown Wind Partners	37,631
2,800	Brookfield Renewable Power Fund	56,979
323,000	China Longyuan Power Group†	299,910
220,600	China Resources Power Holdings Company	386,933
956,543	Colbun SA†	264,043
95,700	Constellation Energy Group Incorporated	2,714,052
16,810	Drax Group plc	92,456
158,499	Dynegy Incorporated†	806,760
525	EDF Energies Nouvelles SA	19,606
19,099	Edison SpA	20,069
9,632	EDP Renovaveis SA†	46,448
15,400	Electric Power Development Company	469,968
29,800	Electricity Generating PCL†	92,663
430,156	Empresa Nacional de Electricidad SA (Chile)	825,440
25,459	Energy World Corporation Limited†	9,273
2,567	Etrion Corporation†	1,577
31,600	Glow Energy PCL	47,301
111,348	GMR Infrastructure Limited†	110,778
127,035	GVK Power & Infrastructure Limited†	114,341
61,276	Iberdrola Renovables	179,838
81,849	International Power plc	518,796
47,611	JSW Energy Limited	103,865
82,697	Mirant Corporation†	820,354
4,901	Neyveli Lignite Corporation Limited†	13,784
199,612	NHPC Limited	120,067
136,204	NRG Energy Incorporated†	2,639,634
181,719	NTPC Limited†	728,698
938,750	PNOC Energy Development Corporation	119,450
20,700	Ratchaburi Electricity Generating Holding PCL ADR†	23,966
82,833	Reliance Power Limited†	289,198
571,219	Rri Energy Incorporated	2,010,691
456	Sechilienne SA	10,660
391,200	Solartron PCL†	36,234
16,929	Tractebel Energia SA	267,373
12,700	Transalta Corporation	259,307

		14,933,815

Multi-Utilities: 1.37%
1,765	ACEA SpA	19,382
58,540	AEM SpA	75,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Value

Multi-Utilities (continued)
51,884	AGL Energy Limited	$763,368
55,637	Alliant Energy Corporation	2,020,179
123,606	Ameren Corporation	3,549,964
1,929	ATCO Limited	107,654
89,020	Avista Corporation«	1,902,357
63,442	Black Hills Corporation«	1,925,465
4,999	Canadian Utilities Limited Class A	252,251
258	Canadian Utilities Limited Class B	12,994
202,710	Centerpoint Energy Incorporated	3,168,357
307,580	Centrica plc	1,469,244
115,801	CMS Energy Corporation«	2,080,944
32,615	Consolidated Edison Incorporated	1,577,588
68,386	Dominion Resources Incorporated	2,840,071
87,874	DTE Energy Company	3,914,787
77,631	Gaz de France	2,574,647
15,096	Hera SpA	27,649
38,544	Integrys Energy Group Incorporated«	1,877,093
3,203	Just Energy Income Fund	44,525
87,588	MDU Resources Group Incorporated«	1,790,299
212,268	National Grid plc	1,875,378
144,483	NiSource Incorporated«	2,417,201
58,731	NorthWestern Corporation	1,692,040
53,810	NSTAR	2,227,734
48,994	OGE Energy Corporation«	2,180,723
45,365	PG&E Corporation	2,128,979
59,102	Public Service Enterprise Group Incorporated	1,822,115
23,842	RWE AG	1,484,272
58,788	Scana Corporation	2,387,969
26,809	Sempra Energy	1,342,863
15,347	Suez Environnement SA	273,319
101,720	TECO Energy Incorporated	1,703,810
41,317	United Utilities Group plc	383,350
28,886	Vector Limited	52,192
132,437	Vectren Corporation«	3,430,118
23,284	Veolia Environnement	613,090
61,046	Wisconsin Energy Corporation	3,676,190
237,738	Xcel Energy Incorporated«	5,586,843
72,636	YTL Corporation BHD	188,957
258,603	YTL Power International BHD	201,657

		67,662,618

Water Utilities: 0.10%
88,039	American Water Works Company Incorporated	2,157,836
74,950	Aqua America Incorporated«	1,615,173
100,000	China Water Affairs Group Limited	38,506
254,000	Guangdong Investment Limited	127,244
35,000	Hyflux Limited	83,501
64,900	Manila Water Company	27,930
18,233	Northumbrian Water Group plc	93,590
20,480	Pennon Group plc	200,053
13,700	Puncak Niaga Holding BHD†	11,245
13,143	Severn Trent plc	295,610
168,000	Sound Global Limited	101,758
		4,752,446

Total Common Stocks (Cost $4,270,698,182)		4,706,367,014

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

		Expiration
Shares	Security Name	Date	Value

Rights: 0.01%

Consumer Discretionary: 0.00%

Media: 0.00%
8,400	Eniro(a)†	12/17/2010	$4,036
5,315	Gestevision Telecinco(a)†	12/04/2010	3,657

			7,693

Financials: 0.01%

Commercial Banks: 0.01%
676,100	Bank of China Limited(a)†	12/03/2010	121,897
444,990	China Construction Bank(a)†	12/08/2010	150,716
800	Dah Sing Banking Group(a)†	12/17/2010	509
1,503	Dah Sing Financial Holdings(a)†	12/10/2010	3,341
394,339	Industrial & Commercial Bank of China(a)†	12/16/2010	129,503

			405,966

Industrials: 0.00%

Machinery: 0.00%
10,500	Hexagon AB(a)†	12/16/2010	29,184

Marine: 0.00%
328	Hyundai Merchant Marine(a)†	12/24/2010	2,603

Information Technology: 0.00%

Electronic Equipment & Instruments: 0.00%
103	Pax Global Technology(a)†	12/10/2010	0

Total Rights (Cost $46,642)			445,446

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
700	Tat Hong Holdings Limited (a)†	08/02/2013	9

Hotels, Restaurants & Leisure: 0.00%
864	KFC Holdings BHD †	09/14/2015	494
9,570	Minor International PCL †	05/18/2013	861

			1,355

Leisure Equipment & Products: 0.00%
17,515	OSIM International Limited †	06/23/2011	14,459

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
42,500	AFP Properties (a)†	11/18/2015	10,139
138	Krispy Kreme Doughnuts Incorporated (a)†	03/02/2012	19

			10,158

Household Products: 0.00%
2,120	KSL W1 †	03/15/2013	296

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

		Expiration
Shares	Security Name	Date	Value

Energy: 0.00%

Energy Equipment & Services: 0.00%
1,188	Hong Kong Energy Holdings †	06/09/2011	$15

Oil, Gas & Consumable Fuels: 0.00%
3,641	Maurel Et Prom †	06/30/2014	766

Financials: 0.00%

Real Estate Management & Development: 0.00%
20,085	Commonwealth Property Office (a)†	12/08/2010	0
20,952	Henderson Land Development †	06/01/2011	6,880
17,924	HKC Holdings †	09/06/2011	115

			6,995

Materials: 0.00%

Chemicals: 0.00%
5,450	Kingboard Chemicals Holdings †	10/31/2012	3,320

Metals & Mining: 0.00%
1,456	Kinross Gold Corporation †	09/17/2014	5,716
321	Resolute Mining Limited †	12/31/2011	191

			5,907

Total Warrants (Cost $18,096)			43,280

		Yield

Preferred Stocks: 0.83%

Consumer Discretionary: 0.04%

Automobiles: 0.04
2,478	Bayerische Motoren Werke AG	0.80%	118,579
4,164	Fiat SpA	5.30	48,186
5,046	Porsche AG	0.14	379,439
7,596	Volkswagen AG	1.29	1,220,667

			1,766,871

Media: 0.00%
4,409	ProSiebenSat.1 Media AG	0.09	116,809

Textiles, Apparel & Luxury Goods: 0.00%
588	Hugo Boss AG	1.67	34,499

Consumer Staples: 0.07%

Beverages: 0.06%
20,736	Cia de Bebidas DAS Americas	7.23	2,787,617

Household Products: 0.01%
10,274	Henkel KGaA Preferred	1.15	630,067

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Yield	Value

Energy: 0.16%

Oil, Gas & Consumable Fuels: 0.16%
562,958	Petroleo Brasileiro SA	0.50%	$8,073,683

Financials: 0.28%

Commercial Banks: 0.28%
239,826	Banco Bradesco SA	0.52	4,695,532
268,731	Banco Itau Holding Financeira SA	0.36	6,151,692
355,408	Investimentos Itau SA	0.42	2,686,392
67	Shinkin Central Bank	3.97	126,651
10,037	Swedbank AB †	0.00	128,658

			13,788,925

Insurance: 0.00%
18,590	Unipol	11.10	8,144

Health Care: 0.01%

Health Care Equipment & Suppiles: 0.01%
4,839	Fresenius AG	1.24	417,516

Materials: 0.20%

Chemicals: 0.00%
624	Fuchs Petrolub AG	1.53	82,173

Metals & Mining: 0.20%
30,000	Bradespar SA	0.07	741,864
258,230	Companhia Vale do Rio Doce Class A	1.92	7,229,115
82,502	Gerdau SA	2.35	938,288
36,456	Metalurgica Gerdau SA	3.12	494,344
63,202	Usinas Siderurgicas de Minas Gerais SA Class A	2.56	689,302

			10,092,913

Telecommunication Services: 0.04%

Diversified Telecommunication Services: 0.02%
31,319	Brasil Telecom SA	4.89	219,375
31,177	Tele Norte Leste Participacoes SA	12.56	434,580
9,003	Telecomunicacoes de Sao Paulo SA	1.96	210,609
3,078	Telemar Norte Leste SA	1.74	86,168

			950,732

Wireless Telecommunication Services: 0.02%
106,100	Tim Participacoes SA	2.22	342,198
21,777	Vivo Participacoes SA	1.63	626,409

			968,607

Utilities: 0.03%

Electric Utilities: 0.03%
27,100	Centrais Electricas Brasileiras SA Class B	6.64	415,683
50,343	Cia Energetica de Minas Gerais	2.48	836,799
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
DIVERSIFIED STOCK PORTFOLIO

Shares	Security Name	Yield	Value

Electric Utilities (continued)
2,018	RWE AG	7.16%	$117,169

			1,369,651

Total Preferred Stocks (Cost $33,910,965)			41,088,207

Principal		Interest Rate	Maturity Date

Short-Term Investments: 17.68%

Corporate Bonds & Notes: 0.14%
$6,206,484	Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	2,591,828
7,954,520	VFNC Corporation(a)(i)(v)±††	0.25	09/29/2011	4,534,076

				7,125,904

Shares		Yield

Investment Companies: 17.54%
154,160,588	Wells Fargo Advantage Cash Investment Fund(l)(u)	0.14	154,160,588
711,216,784	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.26	711,216,784

			865,377,372

Total Short-Term Investments (Cost $870,050,003)			872,503,276

Total Investments in Securities (Cost $5,174,723,888)*		113.90%	5,620,447,223
Other Assets and Liabilities, Net		(13.90)	(685,804,478)

Total Net Assets		100.00%	$4,934,642,745

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,224,154,903 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$685,882,333
Gross unrealized depreciation	(289,590,013)

Net unrealized appreciation	$396,292,320
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Agency Securities: 0.28%

Federal Home Loan Mortgage Corporation: 0.28%
$1,000,000	FHLMC±§	0.17%	02/02/2012	$999,181

Total Agency Securities (Cost $999,056)				999,181

Corporate Bonds and Notes: 1.36%

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
200,000	Seariver Maritime Incorporated±(i)	0.45	10/01/2011	200,000

Financials: 1.27%

Diversified Financial Services: 0.58%
500,000	Countrywide Home Loans Incorporated Series MTN	4.00	03/22/2011	505,135
179,000	GBG LLC Custody Receipts††±§	0.31	09/01/2027	179,000
1,000,000	JPMorgan Chase & Company±	0.39	05/16/2011	999,774
390,000	LTF Real Estate I LLC††±§	0.35	06/01/2033	390,000

				2,073,909

Insurance: 0.69%
2,500,000	Berkshire Hathaway Incorporated±	0.27	02/10/2011	2,499,930

Health Care: 0.03%

Health Care Providers and Services: 0.03%
97,000	Acts Retirement Life Communities Incorporated±§	0.24	11/15/2029	97,000

Total Corporate Bonds and Notes (Cost $4,871,753)				4,870,839

Municipal Bonds & Notes: 11.98%

California: 1.99%
1,000,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.29	11/01/2026	1,000,000
500,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase Bank LOC)±§	0.28	11/01/2026	500,000
200,000	California Health Facilities Financing Authority Series H (HCFR, Bank of America Corporation LOC)±§	0.28	07/01/2035	200,000
230,000	California Stanford Hospital Series B (HCFR, FNMA Insured)±§	0.25	08/01/2036	230,000
500,000	City of Newport Beach CA (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	500,000
2,000,000	City of Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	2,000,000
1,000,000	Dexia Credit Local de France Certificates Trust (Miscellaneous Revenue, FSA Insured, Dexia Local de France Bank LOC)±§††	0.37	08/01/2027	1,000,000
1,000,000	Metropolitan Water District Southern California Waterworks Revenue Series B (Water Revenue, JPMorgan Chase Bank LOC)±§	0.30	07/01/2027	1,000,000
250,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)±§	0.32	02/01/2035	250,000
495,000	Riverside CA Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2035	495,000

				7,175,000

Colorado: 0.87%
250,000	Colorado HFA Taxable Multifamily Project B II (Housing Revenue, FNMA Insured)±§	0.25	05/01/2050	250,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Colorado (continued)
$400,000	Denver CO City & County School District #1 Series A (Lease Revenue, AGM Insured)±§	0.35%	12/15/2037	$400,000
1,500,000	Denver CO City & County School District #1 Series B (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	1,500,000
1,000,000	Denver CO City & County School District #1 Series B-2 (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	1,000,000

				3,150,000

Connecticut: 0.28%
1,000,000	Connecticut State Series A1 (Property Tax Revenue)±§	0.31	03/01/2023	1,000,000

Delaware: 0.05%
200,000	Delaware State Economic Development Authority (Resource Recovery Revenue)±§	0.32	08/01/2029	200,000

Florida: 0.30%
500,000	Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America Corporation LOC)±§	0.28	10/01/2035	500,000
590,000	Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America Corporation LOC)±§	0.41	06/01/2032	590,000

				1,090,000

Indiana: 0.35%
1,000,000	Indianapolis IN Local Public Improvement Bond Bank Airport Project C-7 (Miscellaneous Revenue, FSA Insured)±§	0.34	01/01/2033	1,000,000
250,000	Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Hospital Series A (HCFR, First Security Bank LOC)±§	0.29	01/01/2040	250,000

				1,250,000

Louisiana: 0.28%
500,000	Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)±§	0.29	10/01/2033	500,000
500,000	St. James Parish LA (IDR)±§	0.33	11/01/2040	500,000

				1,000,000

Maryland: 0.42%
1,000,000	Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America Corporation LOC)±§	0.25	07/01/2032	1,000,000
500,000	Maryland CDA Department Housing & Community Development RB Series 2006-G (Housing Revenue)±§	0.32	09/01/2040	500,000

				1,500,000

Massachusetts: 0.79%
500,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Highway Revenue Tolls)±§	0.26	01/01/2039	500,000
330,000	Massachusetts Development Finance Agency Babson College B (Miscellaneous Revenue, Citibank NA LOC)±§	0.25	10/01/2031	330,000
2,000,000	Massachusetts State HEFA Series N-3 (HCFR, JPMorgan Chase Bank NA LOC)±§	0.27	10/01/2038	2,000,000

				2,830,000

Minnesota: 0.06%
230,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Authority Insured)±§	0.28	07/01/2048	230,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Missouri: 0.42%
$1,000,000	Missouri Development Finance Board Cultural Facilities (Recreational Revenue, Bank of America Corporation LOC)±§	0.27%	12/01/2037	$1,000,000
500,000	Missouri Development Finance Board Cultural Facilities (Recreational Revenue, Bank of America Corporation LOC)±§	0.28	06/01/2037	500,000

				1,500,000

Nevada: 0.14%
500,000	Las Vegas NV Economic Development Revenue (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.27	05/01/2037	500,000

New Jersey: 0.61%
1,000,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2048	1,000,000
195,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Dexia Credit Local de France LOC)±§	0.43	11/01/2037	195,000
1,000,000	Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Bank LOC)±§	0.31	04/15/2014	1,000,000

				2,195,000

New York: 0.76%
500,000	New York Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)±§	0.27	01/01/2040	500,000
1,000,000	New York City Municipal Water Finance Authority (Utilities Revenue)±§	0.30	06/15/2032	1,000,000
500,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.25	11/01/2033	500,000
500,000	New York State Mortgage Agency (Housing Revenue)±§	0.29	10/01/2037	500,000
250,000	New York State Mortgage Agency (Housing Revenue)±§	0.32	04/01/2037	250,000

				2,750,000

North Carolina: 0.14%
490,000	North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (HCFR, Branch Banking & Trust LOC)±§	0.29	12/01/2036	490,000

Ohio: 0.72%
2,000,000	Ohio State HFA Residential Management Taxable Series A (Housing Revenue, GNMA Insured)±§	0.33	09/01/2029	2,000,000
214,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.25	09/01/2039	214,000
390,000	Parma OH Community General Hospital Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±§	0.26	11/01/2029	390,000

				2,604,000

Other: 0.83%
1,500,000	JPMorgan Chase Putters/Drivers Trust (Miscellaneous Revenue)±††	0.28	06/30/2011	1,500,000
500,000	JPMorgan Chase Putters/Drivers Trust (Miscellaneous Revenue)±††	0.28	08/31/2011	500,000
1,000,000	Puttable Floating Option Taxable Notes (Housing Revenue, ACA Insured)±§††(a)	0.45	10/01/2039	1,000,000

				3,000,000

Pennsylvania: 0.42%
500,000	Doylestown Hospital Authority Series B (HFCR, PNC Bank NA LOC)±§	0.26	07/01/2037	500,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Pennsylvania (continued)
$1,000,000	Philadelphia PA School District (Property Tax Revenue, Bank of America Corporation LOC)±§	0.32%	09/01/2030	$1,000,000

				1,500,000

Tennessee: 0.28%
500,000	Johnson City TN Health & Educational Facilities Board (HFCR, PNC Bank NA LOC)±§	0.28	07/01/2033	500,000
500,000	Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	500,000

				1,000,000

Texas: 1.57%
240,000	Austin TX Airport System (Transportation Revenue, FSA Insured)±§	0.38	11/15/2025	240,000
2,000,000	Bexar County TX Health Facilities Development (HCFR, JPMorgan Chase Bank NA LOC)±§	0.32	12/01/2032	2,000,000
1,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (HCFR, JPMorgan Chase Bank LOC)±§	0.29	06/01/2029	1,000,000
1,000,000	Harris County TX Industrial Development Corporation Deer Park Refining (Resource Recovery Revenue)±§	0.26	03/01/2023	1,000,000
1,000,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.23	08/01/2034	1,000,000
100,000	Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC)±§	0.26	06/01/2045	100,000
300,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)±§	0.41	07/01/2020	300,000

				5,640,000

Virginia: 0.56%
2,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2026	2,000,000

Wisconsin: 0.14%
500,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	05/01/2030	500,000

Total Municipal Bonds and Notes (Cost $43,104,000)				43,104,000

US Treasury Bills: 2.78%
2,000,000	US Treasury Bill^	0.15	02/10/2011	1,999,428
2,000,000	US Treasury Bill^	0.16	02/17/2011	1,999,394
2,000,000	US Treasury Bill^	0.17	02/24/2011	1,999,282
4,000,000	US Treasury Bill^	0.18	05/19/2011	3,996,340

Total US Treasury Bills (Cost $9,994,444)				9,994,444

Repurchase Agreements (z): 7.36%
3,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $3,000,019 (1)	0.23	12/01/2010	3,000,000
5,496,060	Barclays Capital Incorporated, dated 11/30/2010, maturity value $5,496,098 (2)	0.25	12/01/2010	5,496,060
3,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $3,000,019 (3)	0.23	12/01/2010	3,000,000
3,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $3,000,021 (4)	0.25	12/01/2010	3,000,000
2,000,000	Citigroup Global Markets, dated 11/30/2010, maturity value $2,000,014 (5)	0.26	12/01/2010	2,000,000
2,000,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $2,000,014 (6)	0.25	12/01/2010	2,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Repurchase Agreements (continued)
$2,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $2,000,014 (7)	0.25%	12/07/2010	$2,000,000
2,000,000	JPMorgan Securities, dated 11/30/2010, maturity value $2,000,017 (8)	0.31	12/01/2010	2,000,000
1,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $1,000,007 (9)	0.24	12/01/2010	1,000,000
1,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $1,000,007 (10)	0.26	12/01/2010	1,000,000
2,000,000	Societe Generale (New York), dated 11/30/2010, maturity value $2,000,014 (11)	0.25	12/01/2010	2,000,000

Total Repurchase Agreements (Cost $26,496,060)				26,496,060

Commercial Paper: 55.95%
1,000,000	Antalis US Funding Corporation^††(p)	0.20	12/03/2010	999,980
500,000	Antalis US Funding Corporation^††(p)	0.26	12/09/2010	499,965
1,000,000	Antalis US Funding Corporation^††(p)	0.35	12/14/2010	999,890
500,000	Antalis US Funding Corporation^††(p)	0.28	12/16/2010	499,935
2,000,000	Argento Variable Funding Company Limited^††(p)	0.30	12/20/2010	1,999,680
1,000,000	Argento Variable Funding Company Limited^††(p)	0.31	01/11/2011	999,660
1,000,000	Argento Variable Funding Company Limited^††(p)	0.32	01/26/2011	999,530
1,000,000	Argento Variable Funding Company Limited^††(p)	0.37	03/01/2011	999,190
1,000,000	ASB Finance Limited (London)±††	0.38	12/13/2010	999,980
1,000,000	ASB Finance Limited (London)±††	0.36	01/12/2011	999,910
1,000,000	ASB Finance Limited (London)±††	0.34	01/27/2011	999,940
1,000,000	ASB Finance Limited (London)±††	0.33	02/01/2011	999,920
2,000,000	Aspen Funding Corporation^††(p)	0.27	12/14/2010	1,999,780
1,000,000	Aspen Funding Corporation^††(p)	0.30	02/28/2011	999,200
600,000	Atlantic Asset Securitization^††(p)	0.18	12/03/2010	599,988
2,000,000	Atlantic Asset Securitization^††(p)	0.22	12/08/2010	1,999,880
700,000	Atlantic Asset Securitization^††(p)	0.25	12/09/2010	699,951
1,000,000	Atlantic Asset Securitization^††(p)	0.30	03/01/2011	999,250
1,000,000	Autobahn Funding Company^††(p)	0.29	12/15/2010	999,880
1,000,000	Autobahn Funding Company^††(p)	0.34	01/18/2011	999,600
2,000,000	Banco Bilbao Vizcaya^††	0.36	12/01/2010	1,999,980
1,000,000	Banco Bilbao Vizcaya^††	0.22	12/03/2010	999,980
1,000,000	Bank of Nova Scotia^	0.23	12/14/2010	999,910
1,000,000	Bank of Nova Scotia^	0.23	12/16/2010	999,896
1,000,000	Bank of Nova Scotia^	0.24	12/22/2010	999,854
400,000	Barton Capital Corporation^††(p)	0.26	12/13/2010	399,968
500,000	Barton Capital Corporation^††(p)	0.26	12/16/2010	499,950
1,000,000	Barton Capital Corporation^††(p)	0.29	01/05/2011	999,760
1,000,000	Barton Capital Corporation^††(p)	0.28	02/01/2011	999,510
1,000,000	Barton Capital Corporation^††(p)	0.28	02/08/2011	999,460
1,000,000	Beethoven Funding Corporation††(p)	0.36	12/01/2010	999,990
1,550,000	BG Energy Finance Incorporated^††	0.28	12/21/2010	1,549,752
1,000,000	BGL BNP Paribas SA^	0.34	12/27/2010	999,810
2,000,000	BGL BNP Paribas SA^	0.33	03/15/2011	1,998,140
1,000,000	BNZ International Funding Limited^††(p)	0.27	12/07/2010	999,960
1,000,000	BNZ International Funding Limited ±††(p)	0.40	10/07/2011	999,580
1,000,000	BNZ International Funding Limited ±††(p)	0.41	10/12/2011	999,530
800,000	BPCE SA††	0.36	12/01/2010	799,992
1,000,000	Cancara Asset Securitization LLC^††(p)	0.14	12/02/2010	999,980
1,000,000	Cancara Asset Securitization LLC^††(p)	0.17	12/03/2010	999,980
1,000,000	Cancara Asset Securitization LLC^††(p)	0.28	01/14/2011	999,640
1,000,000	Cancara Asset Securitization LLC^††(p)	0.28	01/19/2011	999,590
1,000,000	Cancara Asset Securitization LLC^††(p)	0.30	02/08/2011	999,400
1,000,000	Cancara Asset Securitization LLC^††(p)	0.30	03/02/2011	999,170
1,000,000	Chariot Funding LLC^††(p)	0.22	12/06/2010	999,960
500,000	Chariot Funding LLC^††(p)	0.26	12/20/2010	499,940
1,000,000	Charta LLC^††(p)	0.14	12/02/2010	999,990
500,000	Charta LLC^††(p)	0.22	12/09/2010	499,970
1,000,000	Charta LLC^††(p)	0.28	01/12/2011	999,690
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Commercial Paper (continued)
$1,000,000	Charta LLC^††(p)	0.29%	02/01/2011	$999,510
2,000,000	Charta LLC^††(p)	0.29	02/15/2011	1,998,800
1,000,000	Charta LLC^††(p)	0.29	02/18/2011	999,364
1,000,000	Ciesco LLC^††	0.29	02/15/2011	999,400
1,000,000	Citibank Credit Card Issuance Trust^††(p)	0.14	12/02/2010	999,990
1,000,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/14/2010	999,900
2,000,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/28/2010	1,999,620
1,000,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/29/2010	999,810
1,000,000	Clipper Receivables Company LLC^††(p)	0.00	12/01/2010	1,000,000
1,000,000	Clipper Receivables Company LLC^††(p)	0.26	12/16/2010	999,920
500,000	Compass Securities LLC^††(p)	0.34	12/07/2010	499,970
1,000,000	Concord Minutemen Capital Company^††(p)	0.25	12/02/2010	999,980
1,000,000	Concord Minutemen Capital Company^††(p)	0.38	12/15/2010	999,880
3,000,000	Concord Minutemen Capital Company^††(p)	0.45	12/21/2010	2,999,490
500,000	CRC Funding LLC^††(p)	0.23	12/06/2010	499,980
500,000	CRC Funding LLC^††(p)	0.29	01/19/2011	499,815
500,000	CRC Funding LLC^††(p)	0.28	01/24/2011	499,790
2,000,000	CRC Funding LLC^††(p)	0.29	02/09/2011	1,998,900
1,000,000	Crown Point Capital Company^††(p)	0.36	12/01/2010	999,990
1,000,000	Crown Point Capital Company^††(p)	0.44	12/08/2010	999,940
1,000,000	Crown Point Capital Company^††(p)	0.45	12/09/2010	999,930
1,000,000	Crown Point Capital Company^††(p)	0.45	12/10/2010	999,920
500,000	Crown Point Capital Company^††(p)	0.37	12/16/2010	499,935
500,000	Crown Point Capital Company^††(p)	0.39	12/28/2010	499,850
1,000,000	Danske Corporation^††	0.38	12/10/2010	999,930
500,000	Danske Corporation^††	0.39	12/17/2010	499,940
1,000,000	Department of Airport LA^	0.25	12/15/2010	999,890
500,000	Ebbets Funding LLC^††(p)	0.48	12/10/2010	499,960
500,000	Ebbets Funding LLC^††(p)	0.46	12/14/2010	499,945
500,000	Ebbets Funding LLC^††(p)	0.47	12/17/2010	499,930
500,000	Ebbets Funding LLC^††(p)	0.48	12/27/2010	499,890
2,000,000	Erste Finance LLC^††	0.36	12/01/2010	1,999,980
2,000,000	Erste Finance LLC^††	0.20	12/03/2010	1,999,960
1,500,000	Gemini Securitization Corporation LLC^††(p)	0.19	12/03/2010	1,499,970
1,000,000	Gemini Securitization Corporation LLC^††(p)	0.23	12/06/2010	999,950
1,500,000	Gemini Securitization Corporation LLC^††(p)	0.25	12/10/2010	1,499,880
700,000	Govco LLC^††(p)	0.23	12/06/2010	699,965
300,000	Govco LLC^††(p)	0.26	12/13/2010	299,970
500,000	Govco LLC^††(p)	0.26	12/16/2010	499,935
1,000,000	Govco LLC^††(p)	0.26	12/17/2010	999,860
1,000,000	Govco LLC^††(p)	0.27	12/22/2010	999,820
1,000,000	Grampian Funding Limited^††(p)	0.29	12/07/2010	999,970
1,000,000	Grampian Funding Limited^††(p)	0.34	01/10/2011	999,810
500,000	Grampian Funding Limited^††(p)	0.31	01/20/2011	499,875
1,000,000	Grampian Funding Limited^††(p)	0.32	02/03/2011	999,670
1,000,000	Grampian Funding Limited^††(p)	0.32	02/07/2011	999,640
1,000,000	Grampian Funding Limited^††(p)	0.32	02/08/2011	999,640
1,000,000	ING USA Funding LLC^	0.30	12/30/2010	999,770
1,000,000	ING USA Funding LLC^	0.30	02/16/2011	999,310
250,000	Jupiter Securitization Company LLC^††(p)	0.19	12/03/2010	249,995
500,000	Legacy Capital Company^††(p)	0.37	12/14/2010	499,945
1,000,000	Legacy Capital Company^††(p)	0.38	12/17/2010	999,860
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.36	12/01/2010	999,990
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.35	12/07/2010	999,930
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.44	12/08/2010	999,920
1,000,000	Lexington Parker Capital Company LLC^††(p)	0.37	12/13/2010	999,880
1,000,000	Liberty Funding LLC^††(p)	0.25	12/10/2010	999,920
1,000,000	Liberty Funding LLC^††(p)	0.24	01/04/2011	999,720
300,000	LMA Americas LLC^††(p)	0.26	12/10/2010	299,976
2,000,000	LMA Americas LLC^††(p)	0.29	12/22/2010	1,999,640
1,000,000	LMA Americas LLC^††(p)	0.27	01/12/2011	999,650
1,000,000	LMA Americas LLC^††(p)	0.29	01/25/2011	999,540
500,000	LMA Americas LLC^††(p)	0.31	02/28/2011	499,600
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Commercial Paper (continued)
$1,000,000	Matchpoint Master Trust^††(p)	0.26%	12/29/2010	$999,790
2,000,000	Matchpoint Master Trust^††(p)	0.30	02/14/2011	1,998,820
250,000	Metlife Short Term Funding^††(p)	0.28	12/27/2010	249,953
1,000,000	Metlife Short Term Funding^††(p)	0.28	12/28/2010	999,800
2,000,000	Metlife Short Term Funding^††(p)	0.28	12/29/2010	1,999,580
1,000,000	Metlife Short Term Funding^††(p)	0.29	01/04/2011	999,750
1,000,000	Metlife Short Term Funding^††(p)	0.29	01/14/2011	999,680
1,000,000	Mont Blanc Capital Corporation^††(p)	0.25	12/09/2010	999,920
1,000,000	Mont Blanc Capital Corporation^††(p)	0.30	02/14/2011	999,240
1,000,000	Natexis Banques Populaires^	0.36	12/23/2010	999,830
2,000,000	Nationwide Building Society^††	0.28	12/15/2010	1,999,800
1,000,000	Nationwide Building Society^††	0.33	01/10/2011	999,660
1,000,000	Nationwide Building Society^††	0.33	01/12/2011	999,650
500,000	Nationwide Building Society^††	0.35	02/04/2011	499,720
1,000,000	Nationwide Building Society^††	0.35	03/21/2011	998,900
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/14/2011	999,660
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.29	01/21/2011	999,600
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.31	01/27/2011	999,550
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.30	02/07/2011	999,450
1,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.30	03/01/2011	999,250
5,000,000	Ranger Funding Company LLC††(p)	0.36	12/01/2010	4,999,950
1,000,000	RBS Holdings USA Incorporated^††	0.39	02/11/2011	999,370
1,000,000	Regency Markets #1 LLC^††(p)	0.17	12/03/2010	999,980
3,000,000	Rhein-Main Securities Limited^††(p)	0.48	01/10/2011	2,999,010
880,000	Rhein-Main Securities Limited^††(p)	0.51	02/15/2011	879,410
1,000,000	Rheingold Securitization Limited^††(p)	0.50	01/12/2011	999,650
1,000,000	Rheingold Securitization Limited^††(p)	0.51	01/25/2011	999,540
1,000,000	Rheingold Securitization Limited^††(p)	0.51	02/16/2011	999,320
1,000,000	Royal Park Investments^††(p)	0.30	12/22/2010	999,840
4,000,000	Royal Park Investments^††(p)	0.30	01/06/2011	3,998,920
1,000,000	Royal Park Investments^††(p)	0.30	02/03/2011	999,510
1,000,000	Salisbury Receivables Company^††(p)	0.29	01/07/2011	999,730
1,000,000	Salisbury Receivables Company^††(p)	0.30	02/28/2011	999,258
1,000,000	Santander Central Hispano Finance (Delaware) Incorporated^	0.43	12/22/2010	999,770
500,000	Scaldis Capital LLC^††(p)	0.27	12/08/2010	499,970
1,000,000	Scaldis Capital LLC^††(p)	0.29	12/10/2010	999,930
1,000,000	Scaldis Capital LLC^††(p)	0.30	12/16/2010	999,880
750,000	Scaldis Capital LLC^††(p)	0.31	01/25/2011	749,677
500,000	Scaldis Capital LLC^††(p)	0.32	02/23/2011	499,650
1,000,000	Sheffield Receivables Corporation^††(p)	0.29	01/06/2011	999,720
1,000,000	Skandinaviska Enskilda Banken AB^††	0.25	12/20/2010	999,850
2,000,000	Societe Generale North America^	0.28	12/31/2010	1,999,520
1,300,000	Solitaire Funding LLC^††(p)	0.25	12/07/2010	1,299,935
500,000	Solitaire Funding LLC^††(p)	0.25	12/08/2010	499,970
500,000	Solitaire Funding LLC^††(p)	0.30	01/20/2011	499,815
1,000,000	Solitaire Funding LLC^††(p)	0.31	02/07/2011	999,470
500,000	Solitaire Funding LLC^††(p)	0.31	02/14/2011	499,705
1,000,000	Solitaire Funding LLC^††(p)	0.31	02/15/2011	999,400
1,000,000	Solitaire Funding LLC^††(p)	0.31	03/08/2011	999,170
400,000	Starbird Funding Corporation^††(p)	0.26	12/20/2010	399,936
400,000	Starbird Funding Corporation^††(p)	0.27	12/27/2010	399,912
400,000	Straight A Funding LLC^††(p)	0.14	12/02/2010	399,996
1,000,000	Straight A Funding LLC^††(p)	0.22	12/07/2010	999,960
500,000	Straight A Funding LLC^††(p)	0.25	01/06/2011	499,885
500,000	Straight A Funding LLC^††(p)	0.25	01/12/2011	499,865
2,000,000	Straight A Funding LLC^††(p)	0.26	01/26/2011	1,999,140
4,000,000	Straight A Funding LLC^††(p)	0.25	02/09/2011	3,997,720
1,000,000	Suncorp-Metway Limited^††	0.44	02/07/2011	999,410
1,500,000	Suncorp-Metway Limited^††	0.50	02/16/2011	1,498,965
600,000	Surrey Funding Corporation^††(p)	0.24	12/07/2010	599,970
1,000,000	Tasman Funding Incorporated^††(p)	0.27	12/07/2010	999,940
300,000	Tasman Funding Incorporated^††(p)	0.30	12/14/2010	299,967
1,000,000	Thames Asset Global Securitization Incorporated^††(p)	0.22	12/06/2010	999,950
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Commercial Paper (continued)
$400,000	Thames Asset Global Securitization Incorporated^††(p)	0.37%	12/07/2010	$399,976
500,000	Thames Asset Global Securitization Incorporated^††(p)	0.24	12/08/2010	499,970
300,000	Thames Asset Global Securitization Incorporated^††(p)	0.26	12/13/2010	299,970
1,000,000	Thames Asset Global Securitization Incorporated^††(p)	0.73	01/07/2011	999,690
300,000	Thunder Bay Funding LLC^††(p)	0.24	12/09/2010	299,979
1,000,000	Ticonderoga Funding LLC^††(p)	0.28	01/12/2011	999,650
1,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.32	03/14/2011	999,320
2,000,000	Toyota Motor Credit Corporation^	0.30	01/24/2011	1,999,220
2,000,000	Toyota Motor Credit Corporation^	0.30	01/25/2011	1,999,200
1,000,000	Versailles CDS LLC^††(p)	0.41	01/05/2011	999,710
2,000,000	Versailles CDS LLC^††(p)	0.41	01/06/2011	1,999,400
1,000,000	Versailles CDS LLC^††(p)	0.39	01/13/2011	999,650
1,500,000	Westpac Securities NZ Limited±††	0.33	02/03/2011	1,499,820
1,000,000	Westpac Securities NZ Limited±††	0.36	08/19/2011	999,660
1,000,000	Westpac Securities NZ Limited±††	0.40	10/13/2011	999,570

Total Commercial Paper (Cost $201,319,316)				201,325,075

Certificates of Deposit: 11.67%
2,000,000	Abbey National Treasury Services	0.29	12/10/2010	1,999,980
2,000,000	Abbey National Treasury Services±	0.28	02/14/2011	1,999,900
2,000,000	ANZ National (International) Limited±††	0.34	01/11/2011	1,999,960
1,000,000	ANZ National (International) Limited±††	0.39	09/13/2011	999,570
1,000,000	ASB Finance Limited (London)††	0.35	01/10/2011	999,990
1,000,000	Banco Del Estado De Chile	0.30	12/07/2010	1,000,000
3,000,000	Bank of Tokyo-Mitbishi LLC	0.25	12/06/2010	2,999,970
500,000	Barclays Bank plc±	0.61	04/29/2011	499,975
1,000,000	Barclays Bank plc±	0.57	07/22/2011	999,680
1,000,000	Barclays Bank plc±	0.80	08/12/2011	999,660
1,000,000	Barclays Bank plc±	0.75	10/24/2011	999,550
2,000,000	Credit Agricole	0.30	12/31/2010	2,000,060
1,000,000	Dexia Credit Local SA	0.45	12/02/2010	1,000,010
500,000	Dexia Credit Local SA	0.45	12/03/2010	500,005
1,000,000	Dexia Credit Local SA	0.45	12/06/2010	1,000,030
2,000,000	Dexia Credit Local SA	0.50	11/03/2011	1,999,080
1,000,000	DG Bank (New York)	0.35	12/17/2010	1,000,030
2,000,000	DG Bank (New York)	0.35	01/18/2011	2,000,140
1,000,000	DG Bank (New York)	0.40	02/16/2011	1,000,150
2,000,000	Lloyds Bank plc	0.29	11/01/2011	1,999,080
1,000,000	National Bank of Canada±	0.42	10/07/2011	999,580
500,000	Natixis Corporation±	0.26	12/06/2010	499,995
1,000,000	Natixis Corporation±	0.44	01/07/2011	1,000,078
500,000	Natixis Corporation±	0.50	02/02/2011	500,150
1,000,000	Natixis Corporation±	0.59	02/04/2011	1,000,010
1,000,000	Nordea Bank Finland plc	0.27	12/27/2010	999,980
1,000,000	Rabobank Nederland NV (New York)±	0.25	01/07/2011	999,900
2,000,000	Rabobank Nederland NV (New York)±	0.34	03/31/2011	2,000,060
1,000,000	Rabobank Nederland NV (New York)±	0.33	12/06/2011	999,500
2,000,000	Royal Bank of Scotland plc±	0.74	04/26/2011	2,000,540
1,000,000	Societe Generale (New York)±	0.54	08/12/2011	999,800
1,000,000	Standard Chartered Bank	0.30	02/28/2011	1,000,000
1,000,000	Toronto Dominion Bank±	0.25	02/04/2011	999,950

Total Certificates of Deposit (Cost $42,000,044)				41,996,363

Secured Master Note Agreement: 1.67%
6,000,000	Bank of America Securities LLC±§(a)	0.38	09/09/2034	6,000,000

Total Secured Master Note Agreement (Cost $6,000,000)				6,000,000

Time Deposits: 6.39%
3,000,000	Banco Santander Madrid	0.29	12/02/2010	3,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM INVESTMENT PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits (continued)
$2,000,000	Bayer Hypo-und Vereinsbank AG Munich	0.29%	12/01/2010	$2,000,000
1,000,000	Credit Agricole	0.25	12/01/2010	1,000,000
3,000,000	Credit Agricole	0.27	12/01/2010	3,000,000
6,000,000	Credit Industriel et Commercial	0.28	12/01/2010	6,000,000
1,000,000	Danske Bank AS (Copenhagen)	0.29	12/02/2010	1,000,000
1,000,000	Fortis Bank NV SA	0.29	12/01/2010	1,000,000
4,000,000	Groupe BPCE	0.28	12/01/2010	4,000,000
1,000,000	Intesa Sanpaolo SPA	0.28	12/01/2010	1,000,000
1,000,000	NRW Bank	0.28	12/01/2010	1,000,000

Total Time Deposits (Cost $23,000,000)				23,000,000

Total Investments in Securities (Cost $357,784,673)*		99.44%		357,785,962
Other Assets and Liabilities, Net		0.56		2,031,169

Total Net Assets		100.00%		$359,817,131

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

(p)	Asset-backed commercial paper.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(z)	Collateralized by:

(1)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $3,060,000.

(2)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $5,605,981.

(3)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $3,060,000.

(4)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $3,090,000.

(5)	U.S. government securities, 2.70% to 7.00%, 2/1/2017 to 11/20/2040, market value including accrued interest is $2,060,000.

(6)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $2,059,153.

(7)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $2,060,000.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $2,040,015.

(9)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $1,020,002.

(10)	U.S. government securities, 3.50% to 7.00%, 3/10/2030 to 12/1/2040, market value including accrued interest is $1,030,004.

(11)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $2,060,000.

*	Cost for federal income tax purposes is $357,784,673 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,674
Gross unrealized depreciation	(9,385)

Net unrealized appreciation	$1,289
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)
The Portfolios’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Portfolios’ shareholders. For more information regarding the Portfolios and their holdings, please see the Portfolios’ most recent prospectus and annual report.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on the The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Portfolios to measure fair value are consistent with the market

1 | Page

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)
approach, income approach and/or cost approach, where applicable, for each security type.
Repurchase agreements
The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.
Forward foreign currency contracts
Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.
Security loans
The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.
The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash

2 | Page

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)
Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.
Futures contracts
Certain Portfolios may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing the Portfolios’ assets, which are carried at fair value, were as follows:

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)

		Significant
		Other	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Diversified Fixed Income Portfolio
Agency securities	$0	$988,142,881	$0	$988,142,881
Corporate bonds and notes	0	752,097,296	0	752,097,296
Foreign government bonds	0	849,186,800	0	849,186,800
Yankee corporate bonds and notes	0	119,685,180	0	119,685,180
Municipal bonds and notes	0	155,430	0	155,430
U.S. Treasury obligations	744,928,534	0	0	744,928,534
Short-term investments
Corporate bonds and notes	0	0	3,727,670	3,727,670
Investment companies	126,513,941	74,744,726	0	201,258,667

Total	$871,442,475	$2,784,012,313	$3,727,670	$3,659,182,458

Diversified Stock Portfolio
Equity securities
Common stocks	$4,702,927,302	$0	$3,439,712	$4,706,367,014
Preferred stocks	41,088,207	0	0	41,088,207
Warrants	0	43,252	28	43,280
Rights	0	445,446	0	445,446
Short-term investments
Corporate bonds and notes	0	0	7,125,904	7,125,904
Investment companies	154,160,588	711,216,784	0	865,377,372

Total	$4,898,176,097	$711,705,482	$10,565,644	$5,620,447,223

Short-Term Investment Portfolio
Agency securities	$0	$999,181	$0	$999,181
Certificates of deposit	0	41,996,363	0	41,996,363
Commercial paper	0	201,325,075	0	201,325,075
Corporate bonds and notes	0	4,870,839	0	4,870,839
Municipal bonds and notes	0	42,104,000	1,000,000	43,104,000
Repurchase agreements	0	26,496,060	0	26,496,060
Secured master note agreement	0	0	6,000,000	6,000,000
Time deposits	0	23,000,000	0	23,000,000
U.S. Treasury obligations	0	9,994,444	0	9,994,444

Total	$0	$350,785,962	$7,000,000	$357,785,962

As of November 30, 2010, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

4 | Page

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Diversified Stock Portfolio	(Level 1)	(Level 2)	(Level 3)	Total

Futures contracts	$0	$9,957,063	$0	$9,957,063
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
bonds and
notes
Diversified Fixed Income Portfolio
Balance as of February 28, 2010	$3,863,378
Realized gains or losses	0
Change in unrealized gains or losses	696,724
Net purchases (sales)	(832,432)
Transfers in and/or out of Level 3	0

Balance as of November 30, 2010	$3,727,670

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010	$277,853

		Corporate
	Common	bonds and
	stocks	notes	Rights	Warrants	Total
Diversified Stock Portfolio
Balance as of February 28, 2010	$722,454	$7,330,925	$8,450	$0	$8,061,829
Realized gains (losses)	(419,087)	0	0	0	(419,087)
Change in unrealized gains (losses)	473,070	1,184,725	(5,090)	28	1,652,733
Purchases	(421,314)	(1,389,746)	(3,360)	0	(1,814,420)
Transfers into Level 3	3,366,281	0	0	0	3,366,281
Transfers out Level 3	(281,692)	0	0	0	(281,692)

Balance as of November 30, 2010	$3,439,712	$7,125,904	$0	$28	$10,565,644

Change in unrealized gains (losses) included in earnings relating to securities still held at November 30, 2010	$(51,288)	$449,860	$0	$28	$398,572

5 | Page

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS — November 30, 2010 (UNAUDITED)

	Corporate	Municipal	Secured
	bonds and	bonds and	Master Note
	notes	notes	Agreement	Total
Short Term Investment Portfolio
Balance as of February 28, 2010	$527,454	$0	$0	$527,454
Realized gains or losses	53,915	0	0	53,915
Change in unrealized gains or losses	0	0	0	0
Purchases	0	0	1,800,000	1,800,000
Sales	(581,369)	0	0	(581,369)
Transfers into Level 3	0	1,000,000	4,200,000	5,200,000
Transfers out Level 3	0	0	0	0

Balance as of November 30, 2010	$0	$1,000,000	$6,000,000	$7,000,000

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010	$0	$0	$0	$0

Derivative transactions
During the nine months ended November 30, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.
At November 30, 2010, the Diversified Stock Portfolio had long futures contracts outstanding as follows:

			Initial	Value
			Contract	at	Net Unrealized
Expiration Date	Contracts	Type	Amount	November 30, 2010	Gains

December 2010	431 Long	S&P Midcap 400 Index	$33,153,089	$36,716,890	$3,563,801
December 2010	455 Long	MSCI EAFE Index	34,438,320	34,889,400	451,080
December 2010	480 Long	Russell 2000 Index	30,862,938	34,872,000	4,009,062
December 2010	541 Long	S&P 500 Index	29,975,060	31,908,180	1,933,120
Diversified Stock Portfolio had an average contract amount of $108,550,384 in long futures contracts during the nine months ended November 30, 2010.
As of November 30, 2010, the Diversified Stock Portfolio had segregated $10,820,500 as cash collateral for open futures contracts.
During the nine months ended November 30, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for speculative purposes.
As of November 30, 2010, the Diversified Fixed Income Portfolio did not have any open forward foreign currency exchange contracts but had average market values of $23,241,258 and $21,775,794 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended November 30, 2010.

6 | Page

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 26, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: January 26, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: January 26, 2011